UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2023

Date of reporting period:	3/31/2023

Item 1. Reports to Stockholders.

(a)	The Report to Stockholders is attached herewith.

Effective May 1, 2023, MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent and distributor for all MassMutual Funds. Prior to May 1, 2023, the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, MassMutual Emerging Markets Debt Blended Total Return Fund, MassMutual Global Emerging Markets Equity Fund, MassMutual High Yield Fund, and MassMutual Short-Duration Bond Fund were distributed by ALPS Distributors, Inc. (ADI). MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to all MassMutual Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Discount Notes	87.8%
Repurchase Agreement	12.6%
Total Short-Term Investments	100.4%
Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

MassMutual Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Corporate Debt	48.6%
Non-U.S. Government Agency Obligations	45.3%
Mutual Funds	1.6%
U.S. Government Agency Obligations and Instrumentalities*	0.0%
Total Long-Term Investments	95.5%
Short-Term Investments and Other Assets and Liabilities	4.5%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Inflation-Protected and Income Fund– Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Non-U.S. Government Agency Obligations	47.5%
U.S. Treasury Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities*	10.4%
Total Long-Term Investments	83.9%
Short-Term Investments and Other Assets and Liabilities	16.1%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Core Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s portfolio dollar-weighted average duration generally matches (within 10%) the average duration of the Bloomberg U.S. Aggregate Bond Index. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Core Bond Fund Quality Structure Portfolio Characteristics (% of Net Assets) on 3/31/23
Corporate Debt	37.7%
U.S. Government Agency Obligations and Instrumentalities*	30.5%
Non-U.S. Government Agency Obligations	27.5%
U.S. Treasury Obligations	2.7%
Mutual Funds	0.7%
Sovereign Debt Obligations	0.4%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Diversified Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Corporate Debt	44.8%
Non-U.S. Government Agency Obligations	27.5%
U.S. Government Agency Obligations and Instrumentalities*	17.1%
U.S. Treasury Obligations	4.6%
Mutual Funds	1.1%
Preferred Stock	0.7%
Sovereign Debt Obligations	0.1%
Purchased Options	0.0%
Warrants	0.0%
Total Long-Term Investments	95.9%
Short-Term Investments and Other Assets and Liabilities	4.1%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Corporate Debt	90.4%
Mutual Funds	3.9%
Bank Loans	1.8%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
Net Assets	100.0%

MassMutual Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser and sub-subadviser expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. The Fund’s subadviser is Invesco Advisers, Inc., and its sub-subadviser is Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”).

MassMutual Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Common Stock	65.5%
U.S. Treasury Obligations	11.9%
Corporate Debt	10.9%
U.S. Government Agency Obligations and Instrumentalities*	9.9%
Non-U.S. Government Agency Obligations	3.8%
Total Long-Term Investments	102.0%
Short-Term Investments and Other Assets and Liabilities	(2.0)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Disciplined Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Value Index are companies that exhibit certain value characteristics, as defined by the index providers, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/23
Berkshire Hathaway, Inc. Class B	4.0%
Meta Platforms, Inc. Class A	2.8%
JP Morgan Chase & Co.	2.8%
Walmart, Inc.	2.2%
Cisco Systems, Inc.	2.1%
Pfizer, Inc.	2.1%
The Procter & Gamble Co.	2.0%
Exxon Mobil Corp.	2.0%
Chevron Corp.	1.9%
Bristol-Myers Squibb Co.	1.8%
23.7%

MassMutual Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/23
Financial	27.2%
Consumer, Non-cyclical	24.0%
Industrial	11.4%
Communications	8.8%
Technology	8.5%
Consumer, Cyclical	7.0%
Energy	7.0%
Utilities	2.8%
Basic Materials	2.6%
Mutual Funds	0.4%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual Main Street Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Main Street Fund Largest Holdings (% of Net Assets) on 3/31/23
Microsoft Corp.	6.6%
Apple, Inc.	5.8%
Exxon Mobil Corp.	3.6%
JP Morgan Chase & Co.	3.0%
Meta Platforms, Inc. Class A	2.8%
United Parcel Service, Inc. Class B	2.7%
Prologis, Inc.	2.7%
Constellation Brands, Inc. Class A	2.0%
American Express Co.	2.0%
HCA Healthcare, Inc.	1.9%
33.1%

MassMutual Main Street Fund Sector Table (% of Net Assets) on 3/31/23
Technology	25.4%
Consumer, Non-cyclical	20.5%
Financial	18.4%
Communications	11.6%
Industrial	10.7%
Energy	4.3%
Consumer, Cyclical	3.6%
Utilities	2.6%
Basic Materials	1.7%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Disciplined Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Growth Index are companies that exhibit certain growth characteristics, as defined by the index providers, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/23
Apple, Inc.	12.7%
Microsoft Corp.	11.6%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Visa, Inc. Class A	3.1%
UnitedHealth Group, Inc.	2.8%
Tesla, Inc.	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class C	2.0%
Accenture PLC Class A	1.9%
46.9%

MassMutual Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/23
Technology	39.7%
Communications	17.5%
Consumer, Non-cyclical	16.2%
Consumer, Cyclical	10.8%
Financial	7.8%
Industrial	4.8%
Basic Materials	1.7%
Energy	1.6%
Mutual Funds	0.6%
Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

MassMutual Small Cap Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/23
AutoNation, Inc.	2.3%
Curtiss-Wright Corp.	1.8%
Atkore, Inc.	1.8%
Acadia Healthcare Co., Inc.	1.8%
BJ’s Wholesale Club Holdings, Inc.	1.8%
KBR, Inc.	1.8%
Ziff Davis, Inc.	1.8%
Inspire Medical Systems, Inc.	1.7%
Four Corners Property Trust, Inc.	1.7%
Stifel Financial Corp.	1.7%
18.2%

MassMutual Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/23
Industrial	22.0%
Consumer, Non-cyclical	21.1%
Financial	16.8%
Consumer, Cyclical	15.2%
Technology	13.2%
Energy	4.5%
Utilities	2.4%
Communications	1.8%
Basic Materials	1.7%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (ADRs), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Global Fund Largest Holdings (% of Net Assets) on 3/31/23
Alphabet, Inc. Class A	10.2%
LVMH Moet Hennessy Louis Vuitton SE	6.3%
Analog Devices, Inc.	5.5%
Meta Platforms, Inc. Class A	5.5%
Airbus SE	4.4%
Intuit, Inc.	4.4%
S&P Global, Inc.	4.3%
Novo Nordisk A/S Class B	4.2%
Keyence Corp.	3.4%
JD.com, Inc. ADR	3.4%
51.6%

MassMutual Global Fund Sector Table (% of Net Assets) on 3/31/23
Communications	22.5%
Technology	21.3%
Industrial	19.2%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	10.6%
Financial	7.2%
Mutual Funds	0.5%
Basic Materials	0.3%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual International Equity Fund, and are is the Fund’s subadvisers?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund invests primarily in the common stock of companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest up to 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 75% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 25% of the Fund’s portfolio, as of March 31, 2023.

MassMutual International Equity Fund Largest Holdings (% of Net Assets) on 3/31/23
Nestle SA Registered	3.0%
BAE Systems PLC	2.9%
Reckitt Benckiser Group PLC	2.8%
Heineken NV	2.7%
Novartis AG Registered	2.6%
Linde PLC	2.6%
Roche Holding AG	2.6%
Canadian National Railway Co.	2.5%
Capgemini SE	2.5%
AIA Group Ltd.	2.5%
26.7%

MassMutual International Equity Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Non-cyclical	38.9%
Industrial	16.7%
Financial	13.6%
Consumer, Cyclical	7.2%
Energy	4.7%
Technology	4.6%
Basic Materials	4.1%
Communications	3.2%
Utilities	3.2%
Mutual Funds	0.9%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

MassMutual Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/23
Taiwan Semiconductor Manufacturing Co. Ltd.	7.5%
Yum China Holdings, Inc.	7.3%
Housing Development Finance Corp. Ltd.	6.9%
Pernod Ricard SA	5.0%
Grupo Mexico SAB de CV Series B	5.0%
Kotak Mahindra Bank Ltd.	5.0%
H World Group Ltd. ADR	4.8%
Tata Consultancy Services Ltd.	4.7%
ZTO Express Cayman, Inc. ADR	4.4%
Cie Financiere Richemont SA Registered Class A	3.5%
54.1%

MassMutual Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/23
Consumer, Cyclical	20.2%
Financial	18.6%
Technology	18.4%
Consumer, Non-cyclical	15.6%
Basic Materials	10.1%
Communications	6.8%
Industrial	6.0%
Energy	1.0%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

MassMutual U.S. Government Money Market Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.4%
Discount Notes — 87.8%
Federal Home Loan Bank
SOFR + 0.040% 4.860% FRN 4/03/23, 5/04/23 (a)	$6,000,000	$6,000,000
SOFR + 0.050% 4.870% FRN 4/03/23, 6/28/23 (a)	17,000,000	17,000,000
SOFR + 0.050% 4.870% FRN 4/03/23, 7/24/23 (a)	5,000,000	5,000,000
SOFR + 0.055% 4.875% FRN 4/03/23, 5/24/23 (a)	15,000,000	15,000,000
SOFR + 0.055% 4.875% FRN 4/03/23, 8/01/23 (a)	10,000,000	10,000,000
SOFR + 0.060% 4.880% FRN 4/03/23, 4/06/23 (a)	13,500,000	13,500,000
SOFR + 0.060% 4.880% FRN 4/03/23, 7/20/23 (a)	9,000,000	9,000,000
SOFR + 0.070% 4.890% FRN 4/03/23, 5/17/23 (a)	8,000,000	8,000,000
4.412% 4/03/23, 4/03/23 (a)	15,400,000	15,396,278
4.569% 4/03/23, 4/03/23 (a)	11,400,000	11,397,150
4.619% 4/10/23, 4/10/23 (a)	1,600,000	1,598,180
4.624% 4/10/23, 4/10/23 (a)	1,000,000	997,978
4.650% 4/19/23, 4/19/23 (a)	1,115,000	1,111,461
4.682% 4/27/23, 4/27/23 (a)	1,145,000	1,141,196
4.723% 4/28/23, 4/28/23 (a)	22,500,000	22,421,700
4.742% 5/12/23, 5/12/23 (a)	11,000,000	10,941,746
4.754% 5/08/23, 5/08/23 (a)	1,660,000	1,652,049
4.777% 5/19/23, 5/19/23 (a)	4,500,000	4,471,920
4.778% 4/03/23, 4/03/23 (a)	1,000,000	999,739
4.793% 5/08/23, 5/08/23 (a)	3,450,000	3,431,983
4.815% 5/12/23, 5/12/23 (a)	2,275,000	2,262,771
4.873% 5/03/23, 5/03/23 (a)	3,800,000	3,783,871
4.919% 7/28/23, 7/28/23 (a)	8,000,000	7,874,920
5.063% 7/28/23, 7/28/23 (a)	2,000,000	1,967,878
		174,950,820

	Principal Amount	Value
Repurchase Agreement — 12.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (b)	$103,531	$103,531
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/31/23, 4.760%, due 4/03/23 (c)	25,000,000	25,000,000
		25,103,531
TOTAL SHORT-TERM INVESTMENTS (Cost $200,054,351)		200,054,351

TOTAL INVESTMENTS — 100.4% (Cost $200,054,351) (d)		200,054,351

Other Assets/(Liabilities) — (0.4)%		(748,920)

NET ASSETS — 100.0%		$199,305,431

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $103,543. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $105,632.

(c)

Maturity value of $25,009,917. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 6/30/23, and an aggregate market value, including accrued interest, of $25,500,002.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.9%
CORPORATE DEBT — 48.6%
Agriculture — 1.7%
BAT Capital Corp.
4.700% 4/02/27	$2,220,000	$2,176,630
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,120,000	1,084,439
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	1,925,000	1,658,381
		4,919,450
Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
2.300% 2/10/25	1,970,000	1,825,747
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	2,720,000	2,355,306
		4,181,053
Banks — 8.8%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,529,763
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,800,000	1,615,500
Bank Mandiri Persero Tbk PT
5.500% 4/04/26 (a) (b)	1,582,000	1,576,748
Barclays PLC
5.200% 5/12/26	2,440,000	2,333,660
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,170,264
Burgan Bank SAK 5 year CMT + 2.229%
2.750% VRN 12/15/31 (a)	2,000,000	1,517,248
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	1,610,000	1,355,201
6.500% 8/08/23 (a)	3,910,000	3,724,275
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	1,850,000	1,625,333
Deutsche Bank AG SOFR + 1.219%
2.311% VRN 11/16/27	715,000	605,348
HSBC Holdings PLC SOFR + 1.290%
1.589% VRN 5/24/27	1,650,000	1,452,995
Lloyds Banking Group PLC 1 year CMT + 1.700%
5.871% VRN 3/06/29	775,000	780,696
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	1,500,000	1,337,335

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.380%
5.422% VRN 2/22/29	$228,000	$229,936
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	890,000	784,036
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	815,000	716,222
Societe Generale SA
1 year CMT + 1.000% 1.792% VRN 6/09/27 (a)	245,000	212,240
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,200,000	1,058,508
Synovus Bank GA
5.625% 2/15/28	653,000	585,564
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (a)	875,000	767,767
		24,978,639
Beverages — 0.5%
JDE Peet’s NV
1.375% 1/15/27 (a)	1,529,000	1,326,475
Chemicals — 2.7%
Celanese US Holdings LLC
6.165% 7/15/27	1,400,000	1,412,916
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	925,000	783,564
MEGlobal Canada ULC
5.000% 5/18/25 (a)	1,400,000	1,384,964
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	2,173,000	1,937,460
Yara International ASA
4.750% 6/01/28 (a)	2,125,000	2,028,457
		7,547,361
Commercial Services — 0.7%
Triton Container International Ltd.
2.050% 4/15/26 (a)	2,100,000	1,862,248
Distribution & Wholesale — 0.9%
Ferguson Finance PLC
4.250% 4/20/27 (a)	1,225,000	1,176,599
Li & Fung Ltd.
5.000% STEP 8/18/25 (a)	1,500,000	1,395,750
		2,572,349
Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	2,290,000	2,057,610

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aircastle Ltd.
4.125% 5/01/24	$1,690,000	$1,654,011
Antares Holdings LP
2.750% 1/15/27 (a)	2,785,000	2,266,737
3.950% 7/15/26 (a)	4,980,000	4,316,824
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	2,495,000	2,337,533
BGC Partners, Inc.
4.375% 12/15/25	3,690,000	3,505,316
		16,138,031
Electric — 1.6%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,443,295
Enel Finance International NV
4.625% 6/15/27 (a)	2,079,000	2,033,705
Pacific Gas and Electric Co.
4.950% 6/08/25	1,110,000	1,096,135
		4,573,135
Entertainment — 0.6%
Warnermedia Holdings, Inc.
3.638% 3/15/25 (a)	1,830,000	1,766,752
Food — 1.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27 (a)	2,225,000	1,975,800
Pilgrim’s Pride Corp.
5.875% 9/30/27 (a)	709,000	704,746
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	2,525,000	2,347,561
		5,028,107
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	950,000	920,708
Housewares — 0.3%
Newell Brands, Inc.
6.375% 9/15/27 (c)	780,000	787,488
Insurance — 3.7%
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,810,000	4,730,854
Athene Global Funding
1.730% 10/02/26 (a)	2,085,000	1,809,262
Jackson Financial, Inc.
5.170% 6/08/27 (c)	699,000	696,698
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	3,515,000	3,321,147
		10,557,961

	Principal Amount	Value
Internet — 1.5%
Expedia Group, Inc.
4.625% 8/01/27	$1,145,000	$1,121,268
Netflix, Inc.
5.875% 11/15/28	1,207,000	1,268,786
Prosus NV
3.257% 1/19/27 (a)	2,000,000	1,814,893
		4,204,947
Investment Companies — 2.9%
Ares Capital Corp.
3.875% 1/15/26	1,635,000	1,506,804
Blackstone Private Credit Fund
2.625% 12/15/26	2,925,000	2,455,045
Golub Capital BDC, Inc.
2.500% 8/24/26	1,965,000	1,682,917
OWL Rock Core Income Corp.
4.700% 2/08/27	2,965,000	2,676,520
		8,321,286
Iron & Steel — 0.6%
Vale Overseas Ltd.
6.250% 8/10/26	1,549,000	1,587,381
Lodging — 0.7%
Las Vegas Sands Corp.
3.200% 8/08/24	2,030,000	1,967,065
Machinery – Construction & Mining — 0.7%
The Weir Group PLC
2.200% 5/13/26 (a)	2,261,000	2,035,229
Mining — 0.3%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	770,000	770,940
Multi-National — 0.5%
The Eastern & Southern African Trade & Development Bank
4.875% 5/23/24 (a)	1,500,000	1,442,250
Oil & Gas — 2.1%
EQT Corp.
6.125% STEP 2/01/25	1,069,000	1,075,358
Ovintiv Exploration, Inc.
5.375% 1/01/26	800,000	800,927
Parkland Corp.
5.875% 7/15/27 (a)	455,000	441,391
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (c)	4,130,000	3,663,700
		5,981,376
Pharmaceuticals — 1.3%
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,500,000	1,409,520

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viatris, Inc.
2.300% 6/22/27	$2,655,000	$2,324,705
		3,734,225
Pipelines — 1.3%
Energy Transfer LP
4.950% 6/15/28	2,675,000	2,652,723
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	937,224
		3,589,947
Private Equity — 1.0%
Hercules Capital, Inc.
2.625% 9/16/26	3,488,000	2,948,471
Real Estate — 1.1%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,025,000	1,008,145
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	14,600,000	2,036,706
		3,044,851
Real Estate Investment Trusts (REITS) — 2.3%
CubeSmart LP
2.250% 12/15/28	1,000,000	856,398
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	889,470
Omega Healthcare Investors, Inc.
4.750% 1/15/28	2,069,000	1,918,891
Service Properties Trust
4.350% 10/01/24	2,115,000	2,023,019
Vornado Realty LP
2.150% 6/01/26	1,200,000	960,690
		6,648,468
Retail — 0.3%
Advance Auto Parts, Inc.
5.900% 3/09/26	343,000	350,128
Nordstrom, Inc.
4.000% 3/15/27 (c)	740,000	625,339
		975,467
Savings & Loans — 0.1%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	276,367
Telecommunications — 1.1%
Telecom Italia SpA
5.303% 5/30/24 (a)	1,010,000	989,800

	Principal Amount	Value
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	$2,100,000	$2,025,023
		3,014,823

TOTAL CORPORATE DEBT (Cost $161,911,968)		137,702,850

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.3%
Automobile Asset-Backed Securities — 0.1%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	315,133
Commercial Mortgage-Backed Securities — 4.0%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (d)	2,280,000	1,923,124
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (d)	3,050,000	2,535,848
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (d)	1,015,000	828,093
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 6.884% FRN 1/15/36 (a)	4,106,000	3,620,550
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 7.434% FRN 1/15/36 (a)	2,760,000	2,351,964
		11,259,579
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
5.325% FRN 10/25/34 (a)	30,467	30,693
Other Asset-Backed Securities — 24.2%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 4.884% FRN 3/15/41 (a)	4,241	4,235
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 4.884% FRN 9/15/41 (a)	38,809	38,135
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD LIBOR + 1.550%
6.358% FRN 10/20/31 (a)	2,352,000	2,262,485
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,693,867	1,615,995

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
5.875% FRN 7/22/32 (a)	$5,000,000	$4,901,320
Apollo Aviation Securitization AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	722,482	322,153
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
4.436% FRN 10/25/34	88,128	77,580
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
6.358% FRN 10/20/31 (a)	4,700,000	4,547,894
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,140,992
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	153,958	149,792
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	43,988	42,793
Series 2019-A, Class B, 3.780% 9/26/33 (a)	822,806	784,839
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
6.792% FRN 7/15/30 (a)	1,540,000	1,452,351
Capital Automotive REIT, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	3,056,546
Castlelake Aircraft Securitization, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	512,504
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
5.788% FRN 4/20/31 (a)	900,000	890,388
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	579,409	494,238
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	460,533	442,919
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,785,814	1,668,931
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	19,643	19,620

	Principal Amount	Value
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	$2,115,244	$1,755,340
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	801,662	740,636
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,757,823	1,609,633
Gracie Point International Funding, Series 2021-1A, Class B, 1 mo. USD LIBOR + 1.400%
6.062% FRN 11/01/23 (a)	1,750,000	1,748,494
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	606,444	556,933
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	118,129	108,971
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	295,245	277,369
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	199,243	190,494
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	95,980	90,724
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	781,349	749,217
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	808,090	757,355
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	802,820	697,946
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	2,371,161	2,043,111
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	1,757,143	1,089,415
Hotwire Funding LLC, Series 2021-1, Class B
2.658% 11/20/51 (a)	3,753,000	3,210,556
Kestrel Aircraft Funding Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	3,070,478	2,584,697
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,737,236	1,458,254
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	630,509	586,668
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	107,497	103,224

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD LIBOR + 1.160%
5.952% FRN 7/15/34 (a)	$500,000	$486,925
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-24A, Class BR, 3 mo. USD LIBOR + 1.500%
6.298% FRN 4/19/30 (a)	500,000	487,827
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	1,651,000	1,610,777
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
6.218% FRN 7/25/30 (a)	1,375,000	1,336,177
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	198,256	189,800
Series 2018-A, Class C, 3.740% 11/08/30 (a)	179,176	173,928
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	719,142	711,619
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
6.192% FRN 7/15/31 (a)	2,650,000	2,557,094
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
5.932% FRN 10/15/35 (a)	750,000	729,781
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	220,798	205,828
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	2,507,500	2,200,346
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	3,976,540	3,202,934
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	7,048,000	6,398,174
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	434,834	430,442
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,408,803	1,161,395
		68,667,794

	Principal Amount	Value
Student Loans Asset-Backed Securities — 6.7%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 7/25/58 (a)	$630,000	$577,062
Chase Education Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .220%
5.321% FRN 3/28/68	385,303	359,141
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	23,839	21,886
Series 2017-A, Class A1, 1 mo. USD LIBOR + 1.650% 6.495% FRN 11/26/46 (a)	422,704	421,635
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.320% FRN 1/15/37	374,433	315,152
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	316,793	294,842
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	102,032	90,100
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	73,908
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	34,932
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	140,886
DRB Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	689,625	649,600
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	660,355
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	214,648	198,720
Goal Capital Funding Trust
Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 5.658% FRN 8/25/48 (a)	42,911	41,730
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 9/25/43 (a)	100,000	87,508
Higher Education Funding I, Series 2004-1, Class B1,
4.161% FRN 1/01/44 (a) (d)	950,000	854,589
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	1,210,820	1,160,736

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.595% FRN 12/26/40 (a)	$2,004	$2,004
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/25/38	654,340	576,392
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 5.384% FRN 6/25/41	966,014	872,996
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 5.845% FRN 7/26/49 (a)	900,000	770,984
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 6.295% FRN 2/25/67 (a)	1,000,000	916,022
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 6/25/54 (a)	395,000	362,937
SLC Student Loan Trust
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 5.064% FRN 2/15/45	386,324	340,460
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 5.096% FRN 12/15/39	971,425	873,033
Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 5.116% FRN 6/15/55	799,738	731,978
SLM Student Loan Trust
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 4.998% FRN 7/25/55	484,384	449,900
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	429,119	400,640
Series 2005-5, Class B, ABS, 3 mo. USD LIBOR + .250% 5.068% FRN 10/25/40	488,621	417,586
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.128% FRN 1/25/55	346,931	316,674
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 5.318% FRN 7/25/39	328,865	306,784
Series 2003-4, Class B, 3 mo. USD LIBOR + .650% 5.516% FRN 6/15/38	213,386	200,986
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 5.516% FRN 12/15/38	786,978	748,707

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2015-C, Class C, 4.500% 9/17/46 (a)	$1,710,000	$1,602,850
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 5.784% FRN 9/15/34 (a)	56,348	55,727
SoFi Alternative Trust, Series 2019-C, Class PT,
5.392% VRN 1/25/45 (a) (d)	1,899,778	1,781,227
SoFi Professional Loan Program LLC
Series 2019-A, Class BFX, ABS, 144A, 4.110% 6/15/48 (a)	870,000	821,078
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 5.795% FRN 1/25/39 (a)	5,408	5,396
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, 3 mo. USD LIBOR + .300%
5.118% FRN 10/25/40	349,260	317,125
		18,854,268
Whole Loan Collateral Collateralized Mortgage Obligations — 10.3%
Angel Oak Mortgage Trust
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	2,290,000	1,491,307
Series 2021-3, Class M1, 2.479% VRN 5/25/66 (a) (d)	6,583,000	4,158,349
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.954% VRN 8/25/34 (d)	8,006	7,618
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	7,095,350	4,513,861
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
3.821% VRN 2/25/34 (d)	39,474	36,459
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (d)	2,252,000	1,883,979
Oceanview Trust, Series 2021-1, Class M3
3.090% 12/29/51 (a)	5,000,000	4,690,255
Onslow Bay Financial LLC, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (d)	2,501,000	1,533,431
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (d)	190,570	175,854

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	$5,582,000	$3,549,822
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (d)	1,222,000	795,424
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (d)	2,247,000	1,507,748
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	2,129,000	1,850,259
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	3,602,000	3,104,973
		29,299,339

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,440,865)		128,426,806

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.175% 3.874% FRN 3/01/37	58,888	59,927
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	13,571	13,813
Government National Mortgage Association Pool #507545 7.500% 8/15/29	18,492	19,419
		93,159

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $92,162)		93,159

TOTAL BONDS & NOTES (Cost $312,444,995)		266,222,815

	Number of Shares	Value
MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	4,612,978	$4,612,978

TOTAL MUTUAL FUNDS (Cost $4,612,978)		4,612,978

TOTAL LONG-TERM INVESTMENTS (Cost $317,057,973)		270,835,793

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper — 1.1%
Wisconsin Gas LLC
4.970% 4/03/23	$3,000,000	2,998,744
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	10,860,984	10,860,984

TOTAL SHORT-TERM INVESTMENTS (Cost $13,860,167)		13,859,728

TOTAL INVESTMENTS — 100.4% (Cost $330,918,140) (h)		284,695,521

Other Assets/(Liabilities) — (0.4)%		(1,111,069)

NET ASSETS — 100.0%		$283,584,452

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $193,881,290 or 68.37% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $4,516,548 or 1.59% of net assets. (Note 2).
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $10,862,288. Collateralized by U.S. Government Agency obligations with a rate of 0.125% - 3.875%, maturity date of 7/15/24 - 3/31/25, and an aggregate market value, including accrued interest, of $11,078,224.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	59.2%
Cayman Islands	10.5%
United Kingdom	4.1%
Ireland	3.8%
Canada	2.5%
Switzerland	2.1%
China	1.9%
Brazil	1.3%
Indonesia	1.3%
Italy	1.1%
Kuwait	1.0%
Netherlands	1.0%
France	0.9%
Mexico	0.7%
Bermuda	0.7%
Denmark	0.6%
Qatar	0.6%
Jordan	0.5%
Hong Kong	0.5%
Australia	0.5%
United Arab Emirates	0.4%
Germany	0.2%
Japan	0.1%
Total Long-Term Investments	95.5%
Short-Term Investments and Other Assets and Liabilities	4.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Long Bond	6/21/23	6	$(750,777)	$(36,161)
U.S. Treasury Ultra 10 Year	6/21/23	117	(13,700,944)	(472,509)
U.S. Treasury Ultra Bond	6/21/23	3	(409,467)	(13,908)
U.S. Treasury Note 2 Year	6/30/23	431	(88,002,397)	(978,900)
U.S. Treasury Note 5 Year	6/30/23	618	(66,235,126)	(1,440,702)
				$(2,942,180)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	USD	22,000,000	$(248,182)	$(114,957)	$(133,225)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	10,000,000	$15,969	$—	$15,969
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	8,350,000	(7,174)	—	(7,174)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	2,000,000	(21,346)	—	(21,346)
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	2,100,000	(10,776)	—	(10,776)
							$(23,327)	$—	$(23,327)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 83.9%
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.5%
Automobile Asset-Backed Securities — 5.3%
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	$1,672,530	$1,528,088
Drive Auto Receivables Trust, Series 2021-1, Class C
1.020% 6/15/27	2,077,225	2,038,935
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	4,600,000	4,230,091
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,054,562
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	5,000,000	4,720,493
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,779,000	2,621,230
		16,193,399
Commercial Mortgage-Backed Securities — 5.8%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
6.184% FRN 7/15/35 (a)	1,150,000	1,093,741
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114%
6.942% FRN 10/15/36 (a)	2,082,500	2,012,317
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
6.434% FRN 12/15/37 (a)	250,836	244,565
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,020,045
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 6.284% FRN 5/15/36 (a)	5,985,110	5,850,545
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 6.834% FRN 5/15/36 (a)	3,596,053	3,462,584
KNDL Mortgage Trust
Series 2019-KNSQ, Class D, 144A, 1 mo. USD LIBOR + 1.350% 6.034% FRN 5/15/36 (a)	2,500,000	2,439,106

	Principal Amount	Value
Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 6.484% FRN 5/15/36 (a)	$389,000	$378,918
		17,501,821
Home Equity Asset-Backed Securities — 0.5%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
5.295% FRN 6/25/36	116,358	115,807
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
5.460% FRN 4/25/36	1,514,964	1,472,553
		1,588,360
Other Asset-Backed Securities — 19.2%
321 Henderson Receivables LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
4.884% FRN 9/15/41 (a)	41,720	40,995
ACHV ABS Trust, Series 2023-1PL, Class A
6.420% 3/18/30 (a)	462,802	462,297
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	5,119,742	4,998,908
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	834,133	801,116
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	1,832,451	1,784,056
Series 2018-A, Class A, 1.900% 1/15/25 (a)	660,805	657,162
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	1,068,049	1,021,444
Series 2022-C, Class A, 5.320% 10/17/35 (a)	1,431,223	1,430,574
Series 2023-A, Class A, 5.550% 4/17/36 (a)	3,500,000	3,471,192
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,546,101	1,456,584
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	7,190	7,172
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	428,137	424,353
Series 2016-A, Class B, 3.220% 4/25/28 (a)	94,096	93,264
Series 2017-A, Class C, 3.310% 3/25/30 (a)	257,586	242,774

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	$1,171,665	$1,139,596
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	781,028	756,426
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 5.005% FRN 11/25/36	405,721	394,819
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 5.565% FRN 10/25/35	83,466	83,290
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	3,031,282	2,758,191
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 5.412% FRN 11/01/23 (a)	6,608,703	6,602,523
Series 2022-1A, Class C, 30 day SOFR + 3.500% 8.017% FRN 4/01/24 (a)	2,300,000	2,299,991
Series 2022-3A, Class B, 30 day SOFR + 4.000% 8.517% FRN 11/01/24 (a)	2,500,000	2,501,419
Series 2022-1A, Class E, 30 day SOFR + 5.750% 10.267% FRN 4/01/24 (a)	1,287,000	1,286,991
Hilton Grand Vacations Trust
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	157,760	155,404
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	1,387,855	1,349,169
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
5.105% FRN 3/25/37	268,567	256,363
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
6.909% FRN 2/15/39 (a)	900,000	827,365
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
6.032% FRN 7/15/27 (a)	165,483	165,429
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	338,431	337,544
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	2,045,648	1,998,719
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	978,150

	Principal Amount	Value
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	$1,510,000	$1,478,365
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	152,758	143,054
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	1,338,109	1,317,562
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	208,575	200,337
Series 2016-A, Class B, 2.910% 3/08/29 (a)	276,380	264,592
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	1,561,719	1,535,376
Series 2022-1, Class A, 2.030% 10/15/29 (a)	7,850,386	7,587,694
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	609,135	576,657
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	551,427	518,214
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	176,460	168,691
Series 2018-1A, Class B, 4.036% 4/20/35	193,496	190,038
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	152,803	145,478
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	113,229	107,601
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
5.580% FRN 3/25/35	350,537	347,312
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 5.015% FRN 1/25/37	174,509	169,811
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 5.490% FRN 2/25/36	244,391	243,588
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	2,542,139	2,501,078
		58,278,728

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 5.9%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
5.201% FRN 3/28/68	$1,476,524	$1,426,347
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.320% FRN 1/15/37	189,187	159,235
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	156,821	122,522
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	9,049
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 5.745% FRN 1/25/47 (a)	329,825	329,064
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
5.695% FRN 5/27/42 (a)	385,082	385,105
Edsouth Indenture No 10 LLC, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 12/25/58 (a)	750,000	749,887
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
5.595% FRN 8/25/42 (a)	546,913	534,158
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
5.658% FRN 8/25/48 (a)	77,853	75,710
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
5.152% FRN 6/28/39 (a)	188,993	169,987
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	104,540	102,622
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	323,167	316,165
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 5.395% FRN 11/25/42 (a)	47,139	46,937
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	5,097,031	4,451,134
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	1,223,876	1,123,378

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150%
5.995% FRN 3/25/66 (a)	$1,228,986	$1,219,481
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.595% FRN 12/26/40 (a)	1,066	1,066
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/25/38	269,434	237,338
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 5.117% FRN 3/23/37	523,365	477,038
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 5.168% FRN 10/25/40	545,845	509,050
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 5.384% FRN 6/25/41	156,977	141,862
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 6/25/41 (a)	295,000	291,881
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 5.096% FRN 12/15/39	206,060	185,189
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 5.146% FRN 3/15/40	688,678	635,456
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 4.958% FRN 10/25/28	147,004	146,775
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/25/70	139,444	131,091
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	221,556	206,852
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 5.038% FRN 1/25/41	233,112	215,883
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.128% FRN 1/25/55	208,159	190,004
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 5.288% FRN 10/25/64	140,748	133,442
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 5.516% FRN 12/15/38	159,523	151,765

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 5.554% FRN 7/15/36 (a)	$878,666	$866,854
Series 2014-A, Class A3, 1 mo. USD LIBOR + 1.500% 6.184% FRN 4/15/32 (a)	982,568	981,116
SoFi Alternative Trust, Series 2019-C, Class PT,
5.392% VRN 1/25/45 (a) (b)	480,349	450,373
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	736,015	709,873
		17,883,689
Whole Loan Collateral Collateralized Mortgage Obligations — 10.8%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (b)	2,177,373	1,998,222
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b)	682,598	628,236
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
5.500% FRN 8/25/49 (a)	729,493	678,733
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	8,369,516	7,301,378
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b)	430,283	391,963
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	1,400,000	1,321,199
Series 2022-3, Class M3, 5.437% 5/29/52 (a)	3,300,000	3,122,398
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
5.595% FRN 5/25/55 (a)	4,621,933	4,558,837
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	2,024,647	1,944,707
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,906,000	2,725,976
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	628,789	481,293
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 5.795% FRN 2/25/60 (a)	342,668	318,338

	Principal Amount	Value
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
7.695% FRN 2/25/25 (a)	$270,000	$269,758
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	871,436	779,817
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	830,092
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,126,290	1,069,884
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	3,668,177	3,112,592
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	947,303	783,723
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	414,786	398,598
		32,715,744

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,373,607)		144,161,741

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 10.4%
Whole Loans — 10.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day SOFR + .800% 5.360% FRN 10/25/41 (a)	6,234,972	6,185,583
Series 2021-HQA3, Class M1, 30 day SOFR + .850% 5.410% FRN 9/25/41 (a)	8,166,935	7,879,397
Series 2021-DNA7, Class M1, 30 day SOFR + .850% 5.410% FRN 11/25/41 (a)	2,002,056	1,971,458
Series 2022-DNA1, Class M1A, 30 day SOFR + 1.000% 5.560% FRN 1/25/42 (a)	638,357	626,031
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 6.545% FRN 1/25/50 (a)	1,120,929	1,121,978
Series 2022-DNA3, Class M1A, 30 day SOFR + 2.000% 6.560% FRN 4/25/42 (a)	3,188,341	3,188,323
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 6.945% FRN 9/25/48 (a)	753,293	757,091

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800% 7.360% FRN 10/25/50 (a)	$556,783	$563,394
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS, Series 2022-DNA5, Class M1A, 30 day SOFR + 2.950%
7.510% FRN 6/25/42 (a)	3,134,619	3,188,737
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 6.995% FRN 9/25/31 (a)	558,168	558,696
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 7.145% FRN 8/25/31 (a)	235,909	236,278
Series 2022-R07, Class 1M1, 30 day SOFR + 2.950% 7.518% FRN 6/25/42 (a)	5,084,112	5,168,317
		31,445,283

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $31,861,271)		31,445,283

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bonds & Notes — 26.0%
U.S. Treasury Inflation Index
0.125% 2/15/52	2,310,025	1,602,128
U.S. Treasury Inflation Index
0.125% 10/15/25	3,486,948	3,380,069
0.125% 4/15/26	3,991,715	3,829,591
0.125% 7/15/26	2,333,349	2,246,896
0.125% 10/15/26	2,791,103	2,679,349
0.125% 4/15/27	2,860,137	2,723,331
0.125% 1/15/30	2,092,734	1,949,615
0.125% 7/15/30	3,033,030	2,821,103
0.125% 1/15/31	3,217,088	2,972,099
0.125% 7/15/31	3,431,485	3,158,910
0.125% 1/15/32	3,560,601	3,250,370
0.125% 2/15/51	1,206,251	835,034
0.250% 7/15/29	2,250,864	2,131,968
0.250% 2/15/50	1,628,704	1,180,238
0.375% 7/15/25 (d)	1,923,376	1,881,283
0.375% 1/15/27	2,600,178	2,506,277
0.375% 7/15/27	2,323,111	2,243,231
0.500% 1/15/28	3,152,630	3,043,519
0.625% 1/15/26	2,517,500	2,461,643
0.625% 7/15/32	4,272,052	4,078,307

	Principal Amount	Value
0.625% 2/15/43	$1,040,728	$877,901
0.750% 7/15/28	2,823,926	2,768,137
0.750% 2/15/42	1,588,380	1,385,722
0.750% 2/15/45	2,527,579	2,150,762
0.875% 1/15/29	2,043,297	2,006,562
0.875% 2/15/47	1,177,079	1,017,690
1.000% 2/15/46	1,136,061	1,015,232
1.000% 2/15/49	481,383	427,101
1.125% 1/15/33	2,208,998	2,202,009
1.375% 2/15/44	1,283,340	1,242,672
1.500% 2/15/53	603,714	612,345
1.625% 10/15/27	3,029,010	3,086,691
1.750% 1/15/28	1,284,912	1,314,793
2.000% 1/15/26	753,470	764,242
2.125% 2/15/40	691,900	763,450
2.125% 2/15/41	696,548	768,257
2.375% 1/15/27	1,038,184	1,076,214
2.500% 1/15/29	905,502	969,126
3.375% 4/15/32	337,006	398,204
3.625% 4/15/28	1,109,532	1,237,605
3.875% 4/15/29	1,455,276	1,676,708
		78,736,384

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,315,316)		78,736,384

TOTAL BONDS & NOTES (Cost $266,550,194)		254,343,408

TOTAL LONG-TERM INVESTMENTS (Cost $266,550,194)		254,343,408

SHORT-TERM INVESTMENTS — 16.8%
Commercial Paper — 14.2%
Alimentation Couche-Tard, Inc.
5.478% 4/27/23 (a)	4,000,000	3,983,989
Bayer Corp.
6.218% 9/19/23 (a)	5,000,000	4,859,916
Dollar General Corp.
1.000% 4/14/23 (a)	3,200,000	3,193,560
Enbridge US, Inc.
5.759% 4/26/23 (a)	3,000,000	2,988,267
Entergy Corp.
5.883% 7/06/23 (a)	5,000,000	4,927,398
Hyundai Capital America
5.356% 4/25/23 (a)	5,000,000	4,981,733

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The J M Smucker Co.
5.325% 4/03/23	$5,000,000	$4,997,883
Nutrien Ltd.
5.312% 5/04/23 (a)	3,050,000	3,034,629
Rogers Communications, Inc.
5.295% 4/06/23 (a)	5,000,000	4,995,742
Suncor Energy, Inc.
5.186% 5/04/23 (a)	1,000,000	994,976
5.812% 6/28/23 (a)	4,000,000	3,945,433
		42,903,526
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	8,010,932	8,010,932

TOTAL SHORT-TERM INVESTMENTS (Cost $50,912,836)		50,914,458

TOTAL INVESTMENTS — 100.7% (Cost $317,463,030) (f)		305,257,866

Other Assets/(Liabilities) — (0.7)%		(1,984,006)

NET ASSETS — 100.0%		$303,273,860

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $197,004,243 or 64.96% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)

Maturity value of $8,011,894. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $8,171,173.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/23	10	$1,267,825	$43,738

Short
U.S. Treasury Ultra 10 Year	6/21/23	19	$(2,221,485)	$(80,187)
U.S. Treasury Ultra Bond	6/21/23	11	(1,516,159)	(36,216)
U.S. Treasury Note 2 Year	6/30/23	315	(64,313,141)	(719,594)
U.S. Treasury Note 5 Year	6/30/23	30	(3,194,734)	(90,500)
				$(926,497)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.460%	Maturity	U.S. Consumer Price Index	Maturity	3/23/25	USD	15,000,000	$49,137	$—	$49,137
12-Month USD SOFR	Annually	Fixed 4.661%	Annually	5/08/25	USD	19,600,000	242,274	—	242,274
12-Month USD SOFR	Annually	Fixed 4.864%	Annually	6/13/25	USD	39,000,000	704,631	—	704,631
Fixed 3.905%	Annually	12-Month USD SOFR	Annually	5/08/33	USD	4,500,000	(270,579)	—	(270,579)
Fixed 3.646%	Annually	12-Month USD SOFR	Annually	6/13/33	USD	8,900,000	(355,303)	—	(355,303)
							$370,160	$—	$370,160

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds + 15.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Barclays PLC*	5/31/23	57,029,328	$1,302,008	$—	$1,302,008
Fed Funds + 12.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/31/23	3,814,627	56,388	—	56,388
Fed Funds + 15.8 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	8/31/23	66,032,025	1,907,744	—	1,907,744

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds + 7.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/28/23	46,114,736	$1,914,797	$—	$1,914,797
Fed Funds + 9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	7/31/23	2,487,349	36,768	—	36,768
Fed Funds + 9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/31/23	30,120,675	870,222	—	870,222
							$6,087,927	$—	$6,087,927

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.8%
CORPORATE DEBT — 37.7%
Aerospace & Defense — 0.2%
The Boeing Co.
5.930% 5/01/60	$710,000	$706,679
Raytheon Technologies Corp.
5.375% 2/27/53	836,000	876,774
		1,583,453
Agriculture — 0.9%
BAT Capital Corp.
3.462% 9/06/29	1,125,000	993,473
4.700% 4/02/27	611,000	599,064
4.758% 9/06/49	805,000	615,415
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,627,000	1,460,295
6.125% 7/27/27 (a)	825,000	845,172
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	922,778
Viterra Finance BV
3.200% 4/21/31 (a)	1,540,000	1,214,922
		6,651,119
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,054,871	980,691
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	318,872	301,106
		1,281,797
Auto Manufacturers — 0.4%
General Motors Co.
5.150% 4/01/38	785,000	706,371
General Motors Financial Co., Inc.
3.100% 1/12/32	1,815,000	1,477,733
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	594,000	558,048
		2,742,152
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,470,000	961,554
Banks — 8.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,026,815
AIB Group PLC SOFR + 3.456%
7.583% VRN 10/14/26 (a)	399,000	408,977
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,800,000	2,329,040

	Principal Amount	Value
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	$2,930,000	$2,208,836
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,225,000	1,895,653
6.110% 1/29/37	1,275,000	1,340,360
7.750% 5/14/38	1,055,000	1,261,919
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
7.454% VRN (b)	3,550,000	3,165,180
Barclays PLC
4.337% 1/10/28	1,600,000	1,522,260
5.200% 5/12/26	1,035,000	989,893
5 year CMT + 5.431% 8.000% VRN (b)	1,368,000	1,167,930
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	2,080,000	1,557,255
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
8.870% VRN (b)	865,000	859,594
Credit Suisse AG
7.950% 1/09/25	1,835,000	1,865,296
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	2,600,000	2,188,524
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	1,738,000	1,679,594
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	1,340,000	1,136,536
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	3,128,000	2,862,708
First Republic Bank
4.375% 8/01/46	1,970,000	1,063,800
The Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,550,000	1,326,584
6.750% 10/01/37	1,565,000	1,690,598
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	2,151,000	1,894,177
SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,135,164
SOFR + 1.970% 6.161% VRN 3/09/29	1,845,000	1,894,419
SOFR + 3.350% 7.390% VRN 11/03/28	765,000	813,558
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,166,270
5.600% 7/15/41	1,225,000	1,271,789

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds Banking Group PLC 1 year CMT + 3.750%
7.953% VRN 11/15/33	$1,075,000	$1,188,331
Macquarie Bank Ltd. 5 year CMT + 1.700%
3.052% VRN 3/03/36 (a)	2,550,000	1,942,788
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.380%
5.422% VRN 2/22/29	548,000	552,654
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,038,287
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,410,000	1,070,439
SOFR + 2.620% 5.297% VRN 4/20/37	2,660,000	2,504,972
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	3,060,000	2,469,861
Natwest Group PLC 1 year CMT + 1.350%
5.847% VRN 3/02/27	627,000	628,137
Sumitomo Mitsui Financial Group, Inc.
5.464% 1/13/26	1,180,000	1,190,360
SVB Financial Group 5 year CMT + 3.074%
4.250% VRN (b)	301,000	19,565
Synovus Bank GA
5.625% 2/15/28	1,531,000	1,372,892
Toronto-Dominion Bank 5 year CMT + 4.075%
8.125% VRN 10/31/82	1,642,000	1,666,630
UBS Group AG 1 year CMT + 1.750%
4.751% VRN 5/12/28 (a)	1,525,000	1,454,775
		61,822,420
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,000,000	1,951,219
Molson Coors Beverage Co.
4.200% 7/15/46	1,479,000	1,212,738
5.000% 5/01/42	350,000	329,989
		3,493,946
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	972,000	998,386

	Principal Amount	Value
Chemicals — 0.6%
Celanese US Holdings LLC
6.050% 3/15/25	$970,000	$974,112
6.165% 7/15/27	975,000	983,995
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,150,991
Syngenta Finance NV
4.441% 4/24/23 (a)	1,375,000	1,373,352
		4,482,450
Computers — 0.2%
Dell International LLC / EMC Corp.
8.100% 7/15/36	450,000	522,539
Leidos, Inc.
5.750% 3/15/33	893,000	912,060
		1,434,599
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	4,560,000	3,781,444
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	801,701
3.950% 7/15/26 (a)	2,725,000	2,362,118
8.500% 5/18/25 (a)	1,185,000	1,198,846
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,461,745
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,288,022
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,512,451
3.250% 2/15/27 (a)	1,945,000	1,727,990
4.250% 4/15/26 (a)	3,296,000	3,096,720
5.500% 1/15/26 (a)	205,000	200,560
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,455,000	2,575,196
4.125% 10/07/51 (a)	1,875,000	1,152,513
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,919,474	1,732,018
		24,891,324
Electric — 1.5%
AEP Transmission Co. LLC
5.400% 3/15/53	623,000	645,479
American Electric Power Co., Inc.
5.625% 3/01/33	833,000	863,128
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	603,587

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CMS Energy Corp.
4.700% 3/31/43	$655,000	$561,191
4.875% 3/01/44	700,000	642,493
Enel Finance International NV
6.800% 10/14/25 (a)	1,475,000	1,525,261
Idaho Power Co.
5.500% 3/15/53	398,000	411,719
Indiana Michigan Power Co.
5.625% 4/01/53	309,000	320,809
Metropolitan Edison Co.
5.200% 4/01/28 (a)	524,000	528,882
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,275,000	1,048,432
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	837,958
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/53	1,200,000	1,126,709
Puget Energy, Inc.
2.379% 6/15/28	1,100,000	968,094
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	1,550,000	1,510,515
		11,594,257
Electronics — 0.3%
Trimble, Inc.
6.100% 3/15/33	1,883,000	1,899,583
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (a)	2,080,000	1,853,962
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a) (c)	4,750,000	3,937,607
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,174,256
3.000% 10/15/30 (a)	1,208,000	963,250
		6,075,113
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,599,088
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,243,782
		2,842,870
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	955,000	954,917

	Principal Amount	Value
Insurance — 6.4%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	$4,400,000	$3,526,198
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	3,220,000	3,135,566
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	951,000	872,352
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,258,752
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	1,750,633
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	2,450,262
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,670,000	1,347,439
Brighthouse Financial, Inc.
4.700% 6/22/47	1,525,000	1,112,126
Brown & Brown, Inc.
4.200% 3/17/32	1,198,000	1,077,248
Corebridge Financial, Inc. 5 year CMT + 3.846%
6.875% VRN 12/15/52 (a)	3,169,000	2,817,273
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,700,000	2,307,987
Enstar Group Ltd.
3.100% 9/01/31	959,000	740,163
4.950% 6/01/29	1,052,000	986,938
Fairfax Financial Holdings Ltd.
5.625% 8/16/32 (a)	670,000	658,263
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,161,000	3,275,209
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,580,000	2,869,221
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,585,000	2,291,028
Hill City Funding Trust
4.046% 8/15/41 (a)	5,080,000	3,554,129
Jackson Financial, Inc.
3.125% 11/23/31	1,034,000	851,527
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,225,000	982,352
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	966,443

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%
5.625% VRN 6/15/43	$1,300,000	$1,276,565
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	3,921,369
4.450% 5/12/27 (a)	80,000	75,588
4.750% 4/08/32 (a)	90,000	77,336
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,155,714
		48,337,681
Investment Companies — 1.2%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	1,939,248
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,137,000	1,095,229
Blackstone Private Credit Fund
1.750% 9/15/24	370,000	341,721
2.625% 12/15/26	3,660,000	3,071,954
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	997,760
OWL Rock Core Income Corp.
4.700% 2/08/27	2,025,000	1,827,977
		9,273,889
Lodging — 0.3%
Las Vegas Sands Corp.
3.200% 8/08/24	2,305,000	2,233,539
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	2,025,000	1,913,625
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	494,078
6.484% 10/23/45	1,905,000	1,802,400
Comcast Corp.
2.937% 11/01/56	1,244,000	823,780
3.969% 11/01/47	660,000	554,832
Discovery Communications LLC
4.000% 9/15/55	1,186,000	783,753
4.650% 5/15/50	705,000	537,515
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	644,371
		7,554,354
Mining — 0.1%
Teck Resources Ltd.
6.000% 8/15/40	1,022,000	1,031,484

	Principal Amount	Value
Oil & Gas — 2.1%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b)	$2,675,000	$2,547,681
5 year CMT + 4.398% 4.875% VRN (b)	1,540,000	1,399,475
EQT Corp.
3.900% 10/01/27	1,870,000	1,757,650
7.000% STEP 2/01/30	1,965,000	2,056,726
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,291,101
Ovintiv, Inc.
6.500% 8/15/34	1,110,000	1,121,457
6.500% 2/01/38	530,000	527,919
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (c)	2,415,000	2,142,333
5.150% 11/15/29 (c)	1,350,000	1,224,648
Petroleos Mexicanos
5.350% 2/12/28	925,000	783,876
6.375% 1/23/45	640,000	404,088
6.500% 3/13/27	295,000	267,702
6.625% 6/15/38	202,000	138,980
		15,663,636
Oil & Gas Services — 0.3%
NOV, Inc.
3.600% 12/01/29	1,420,000	1,282,711
3.950% 12/01/42	1,778,000	1,311,802
		2,594,513
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.700% 5/14/45	815,000	762,536
The Cigna Corp.
4.800% 7/15/46	1,105,000	1,014,729
CVS Health Corp.
5.050% 3/25/48	370,000	345,116
6.125% 9/15/39	895,000	943,208
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,559,151	1,556,069
Utah Acquisition Sub, Inc.
3.950% 6/15/26	1,000,000	951,116
5.250% 6/15/46	2,300,000	1,825,917
		7,398,691
Pipelines — 1.6%
Energy Transfer LP
6.125% 12/15/45	1,235,000	1,192,470
3 mo. USD LIBOR + 4.028% 8.892% VRN (b) (c)	2,635,000	2,343,640

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream Partners LP
4.850% 7/15/26	$996,000	$958,650
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,550,000	2,156,342
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
8.974% VRN (b)	2,590,000	2,292,615
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,525,000	1,196,210
6.650% 1/15/37	475,000	484,416
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	1,692,000	1,722,819
		12,347,162
Private Equity — 1.0%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	1,617,792
Hercules Capital, Inc.
2.625% 9/16/26	3,662,000	3,095,557
3.375% 1/20/27	1,415,000	1,213,348
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	618,199
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,135,000	712,118
		7,257,014
Real Estate Investment Trusts (REITS) — 2.5%
Broadstone Net Lease LLC
2.600% 9/15/31	2,050,000	1,485,384
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,114,961
Host Hotels & Resorts LP
2.900% 12/15/31	640,000	498,926
3.500% 9/15/30	2,756,000	2,325,555
Invitation Homes Operating Partnership LP
4.150% 4/15/32	520,000	465,939
Kimco Realty OP LLC
4.125% 12/01/46	855,000	647,601
4.450% 9/01/47	1,055,000	833,453
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,420,742
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	792,565
Rexford Industrial Realty LP
2.125% 12/01/30	1,175,000	942,039

	Principal Amount	Value
Service Properties Trust
4.950% 10/01/29	$1,445,000	$1,107,333
Spirit Realty LP
2.700% 2/15/32	715,000	559,090
3.200% 1/15/27	425,000	387,621
3.400% 1/15/30	490,000	419,022
4.000% 7/15/29	2,405,000	2,152,094
STORE Capital Corp.
4.500% 3/15/28	1,050,000	930,506
WEA Finance LLC
2.875% 1/15/27 (a)	2,150,000	1,852,141
		18,934,972
Retail — 0.1%
Advance Auto Parts, Inc.
5.950% 3/09/28	1,014,000	1,044,878
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,150,000	786,785
Microsoft Corp.
2.921% 3/17/52	1,560,000	1,181,389
Oracle Corp.
5.550% 2/06/53	188,000	178,389
6.900% 11/09/52	691,000	771,159
		2,917,722
Telecommunications — 1.6%
AT&T, Inc.
3.550% 9/15/55	4,675,000	3,342,691
British Telecommunications PLC
9.625% STEP 12/15/30	2,145,000	2,672,904
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,653,469
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	615,000	751,255
Sprint Capital Corp.
8.750% 3/15/32	3,150,000	3,839,850
		12,260,169
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.900% 11/19/29	1,050,000	954,783

TOTAL CORPORATE DEBT (Cost $325,227,679)		285,368,389

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Commercial Mortgage-Backed Securities — 8.4%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (d)	$3,165,000	$1,747,246
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,200,000	1,741,581
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,590,000	1,195,884
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,220,000	873,345
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (d)	3,150,000	2,198,662
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (d)	4,800,000	2,987,823
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (d)	3,100,000	2,022,339
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (d)	16,248,000	12,765,963
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (d)	3,790,000	2,812,832
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (d)	1,300,000	1,285,577
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000%
6.684% FRN 9/15/36 (a)	5,343,000	4,968,121
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,500,000	1,421,256
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	959,135
COLEM Mortgage Trust, Series 2022-HLNE,
2.461% VRN 4/12/42 (a) (d)	1,900,000	1,430,523
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,116,992
Series 2015-CR23, Class C, 4.295% VRN 5/10/48 (d)	1,050,000	971,146
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
6.834% FRN 5/15/36 (a)	748,139	720,371

	Principal Amount	Value
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 6.930% FRN 10/15/43 (a)	$3,365,000	$2,877,591
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 7.430% FRN 10/15/43 (a)	1,162,000	995,678
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (d)	1,357,000	1,110,665
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 8/15/38 (a)	3,077,756	2,902,027
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.484% FRN 5/15/36 (a)	1,730,000	1,685,161
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 3/15/38 (a)	2,505,591	2,336,477
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	857,241
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	1,278,000	884,063
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	595,000	369,824
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	1,220,000	687,721
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
6.784% FRN 7/15/39 (a)	4,879,000	4,298,896
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	338,727
Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850% 6.534% FRN 5/15/31 (a)	3,000,000	2,828,023
		63,390,890
Other Asset-Backed Securities — 13.8%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
6.858% FRN 10/20/31 (a)	1,250,000	1,173,777
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	991,826	833,397

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	$1,016,496	$764,944
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD LIBOR + 2.250%
7.042% FRN 7/15/32 (a)	830,000	785,168
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. TSFR + 2.550%
1.000% FRN 4/26/35 (a) (e) (g)	1,750,000	1,750,000
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
6.508% FRN 10/20/31 (a)	2,610,000	2,543,001
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. TSFR + 1.320%
5.952% FRN 4/18/35 (a)	1,000,000	975,864
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
8.065% FRN 11/20/30 (a)	800,000	757,982
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
5.898% FRN 4/20/31 (a)	1,920,000	1,896,534
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	208,943	203,289
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	858,404	792,307
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
6.942% FRN 10/15/34 (a)	800,000	747,561
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	555,690	475,534
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	488,584	422,312
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	633,382	562,874
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. TSFR + 2.362%
7.019% FRN 1/15/31 (a)	1,200,000	1,173,636
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
5.788% FRN 4/20/31 (a)	1,000,000	989,320

	Principal Amount	Value
CIFC Funding Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.110%
5.928% FRN 4/25/33 (a)	$2,000,000	$1,970,878
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 6.542% FRN 10/15/30 (a)	1,700,000	1,653,950
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 6.842% FRN 10/15/34 (a)	400,000	380,416
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
6.458% FRN 10/20/34 (a)	1,300,000	1,263,570
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
6.032% FRN 4/15/33 (a)	1,000,000	984,938
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	10,719	10,706
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,456,182
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,403,596
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
6.858% FRN 10/20/32 (a)	800,000	758,893
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,240,524	1,859,304
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	886,509	819,024
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	427,649	395,695
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	883,335	808,867
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	1,127,557	1,025,702
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	380,180	351,159
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	423,680	389,090
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	125,512	115,782
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	398,980	374,823
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	100,902	95,376

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	$743,019	$712,463
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
6.942% FRN 10/15/30 (a)	1,000,000	941,121
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	991,719	862,169
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,249,817	1,076,905
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,312,713	2,683,271
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 6.359% FRN 2/15/39 (a)	3,500,000	3,291,312
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 6.709% FRN 2/15/39 (a)	5,800,000	5,355,418
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 6.909% FRN 2/15/39 (a)	3,200,000	2,941,743
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,712,048	1,394,769
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,875,864	1,574,619
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 6.392% FRN 7/15/30 (a)	2,090,000	2,039,683
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 6.815% FRN 1/22/31 (a)	1,750,000	1,654,786
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 6.995% FRN 10/18/30 (a)	680,000	655,774
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,466,090
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	690,118
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	335,456	311,612
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	152,073	139,004
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	146,033	140,229

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B, 3 mo. USD LIBOR + 1.650%
6.442% FRN 10/14/35 (a)	$1,350,000	$1,308,477
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	2,495,000	2,434,215
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
7.008% FRN 10/20/30 (a)	1,180,000	1,134,228
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
6.658% FRN 10/20/34 (a)	550,000	523,307
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,471,877	1,274,116
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
5.972% FRN 10/30/34 (a)	2,000,000	1,944,146
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
6.858% FRN 1/20/34 (a)	1,000,000	934,570
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
6.668% FRN 10/25/31 (a)	1,030,000	999,050
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
5.932% FRN 10/15/35 (a)	1,000,000	973,041
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. TSFR + 1.850%
6.508% FRN 1/15/37 (a)	750,000	721,924
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	721,037	665,494
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	315,294	308,844
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
7.215% FRN 8/18/31 (a)	1,660,000	1,536,453
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
6.045% FRN 11/25/35 (a)	491,401	477,048

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	$85,444	$82,216
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	562,471	512,238
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,636,031	1,486,283
Symphony CLO Ltd., Series 2023-30A, Class B, 3 mo. TSFR + 2.650%
1.000% FRN 4/20/35 (a) (g)	1,875,000	1,875,000
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
6.508% FRN 1/20/31 (a)	2,440,000	2,329,366
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	3,421,674	2,756,013
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,553,531	1,123,821
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	1,092,950	796,463
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
6.458% FRN 10/20/32 (a)	1,100,000	1,073,945
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
6.088% FRN 4/20/33 (a)	4,200,000	4,142,548
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,914,956	1,775,096
Voya CLO Ltd.
Series 2021-3A, Class B, 3 mo. USD LIBOR + 1.160% 6.408% FRN 1/20/35 (a)	500,000	479,404
Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 6.508% FRN 10/20/31 (a)	1,500,000	1,428,718
WAVE LLC, Series 2019-1A, Class A
3.597% 9/15/44 (a)	4,025,345	3,396,908
WAVE Trust
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	299,528	237,786
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,097,274	287,509

	Principal Amount	Value
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	$980,352	$808,187
		104,722,951
Student Loans Asset-Backed Securities — 2.8%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,553,800	1,426,536
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,038,648	964,952
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (d)	1,300,000	1,200,767
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (d)	1,950,000	1,808,338
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 5.845% FRN 11/25/33 (a)	654,030	630,583
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	600,000	524,500
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (d)	600,000	539,740
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	538,731	476,794
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	676,808
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 10/25/58	1,200,000	1,040,630
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,321,397
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 10/25/50 (a)	975,000	921,288
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 5/26/54 (a)	1,300,000	1,159,740
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 5/26/54 (a)	1,130,000	1,101,417
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 6/25/54 (a)	1,100,000	1,010,712
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
5.064% FRN 2/15/45	1,035,247	912,345

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	$1,554,780	$1,451,593
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.128% FRN 1/25/55	1,009,254	921,233
SoFi Alternative Trust, Series 2019-C, Class PT,
5.392% VRN 1/25/45 (a) (d)	2,231,228	2,091,993
		21,181,366
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.954% VRN 8/25/34 (d)	27,760	26,414
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,670,000	1,066,273
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	4,658,400	3,645,744
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.448% VRN 1/25/47 (a) (d)	501,495	447,576
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,784,189	2,180,694
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
6.245% FRN 5/25/55 (a)	2,894,667	2,831,091
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	3,723,000	2,483,511
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (d)	210,882	196,384
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (d)	5,273,000	3,791,586
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	1,840,000	1,170,131
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (d)	1,491,000	1,156,465

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.938% VRN 11/25/48 (a) (d)	$38,650	$36,748
		19,032,617

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $241,527,857)		208,327,824

SOVEREIGN DEBT OBLIGATION — 0.4%
Mexico Government International Bond
4.750% 3/08/44	3,028,000	2,564,510

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,041,308)		2,564,510

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 30.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	60,902	62,773
Pass-Through Securities — 30.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,435,205	3,693,088
Pool #RA4255 2.000% 1/01/51	9,216,896	7,689,089
Pool #RA5576 2.500% 7/01/51	7,558,462	6,558,376
Pool #SD0905 3.000% 3/01/52	3,662,170	3,303,980
Pool #RA2483 3.500% 6/01/50	5,295,394	4,955,048
Pool #Z40047 4.000% 10/01/41	70,296	68,934
Pool #SD1523 4.000% 8/01/52	5,105,659	4,912,252
Pool #SD1603 4.000% 9/01/52	3,228,345	3,090,011
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51 (g)	6,569,650	5,671,655
Pool #FM8596 2.500% 9/01/51	2,348,143	2,037,452
Pool #MA4548 2.500% 2/01/52 (g)	6,721,540	5,796,482
Pool #FS3035 2.500% 4/01/52	8,385,860	7,276,298
Pool #MA3029 3.000% 6/01/32	1,708,057	1,634,175
Pool #MA3090 3.000% 8/01/32	576,866	551,914
Pool #FS1075 3.000% 3/01/52	3,725,511	3,362,289
Pool #CB3304 3.000% 4/01/52	5,572,492	5,029,197
Pool #CB3305 3.000% 4/01/52	6,569,322	5,922,681
Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	40,765	41,492
Pool #AS1304 3.500% 12/01/28	459,839	450,686
Pool #MA1356 3.500% 2/01/43	3,523,995	3,333,767
Pool #CA6096 3.500% 6/01/50	6,940,972	6,473,171

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM4017 3.500% 8/01/50	$377,996	$353,702
Pool #CB3842 3.500% 6/01/52	10,478,216	9,778,563
Pool #CA1909 4.500% 6/01/48	2,181,852	2,168,981
Pool #CB3866 4.500% 6/01/52	5,843,425	5,764,672
Pool #CB4129 4.500% 7/01/52	5,144,347	5,054,116
Pool #AD6437 5.000% 6/01/40	205,815	211,316
Pool #AD6996 5.000% 7/01/40	1,319,959	1,356,019
Pool #AL8173 5.000% 2/01/44	431,741	442,486
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	18,777	19,321
Pool #781468 6.500% 7/15/32	1,458	1,526
Pool #781496 6.500% 9/15/32	6,828	7,115
Pool #380866 7.000% 3/15/24	77	77
Pool #781124 7.000% 12/15/29	2,600	2,695
Pool #781319 7.000% 7/15/31	50,357	52,676
Pool #581417 7.000% 7/15/32	8,163	8,439
Pool #565982 7.000% 7/15/32	10,930	11,564
Pool #357262 7.500% 9/15/23	33	33
Pool #441009 8.000% 11/15/26	379	391
Pool #522777 8.000% 12/15/29	3,088	3,229
Pool #523043 8.000% 3/15/30	107	113
Pool #529134 8.000% 3/15/30	1,156	1,229
Pool #477036 8.000% 4/15/30	122	129
Pool #503157 8.000% 4/15/30	9,865	10,483
Pool #528714 8.000% 4/15/30	915	975
Pool #544640 8.000% 11/15/30	7,972	8,516
Pool #531298 8.500% 8/15/30	542	573
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,772,114	2,548,889
Pool #MA6283 3.000% 11/20/49	4,978,464	4,572,905
Pool #MA6409 3.000% 1/20/50	5,163,480	4,741,235
Pool #MA4321 3.500% 3/20/47	3,084,569	2,935,747
Government National Mortgage Association II TBA
2.500% 4/20/53 (g)	3,900,000	3,432,304
3.000% 4/20/53 (g)	4,100,000	3,728,437
3.500% 4/20/53 (g)	5,280,000	4,948,762
4.500% 4/20/53 (g)	2,000,000	1,969,375
Uniform Mortgage Backed Securities TBA
2.500% 4/13/53 (g)	28,625,000	24,668,936
3.000% 4/13/53 (g)	11,225,000	10,062,159
3.500% 4/13/53 (g)	2,150,000	1,996,141
4.000% 4/13/53 (g)	16,075,000	15,364,183
4.500% 4/13/53 (g)	16,825,000	16,475,356
4.500% 4/17/38 (g)	7,800,000	7,775,016
5.000% 4/13/53 (g)	10,475,000	10,442,266

	Principal Amount	Value
5.000% 4/17/38 (g)	$7,700,000	$7,751,735
		230,524,422

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $238,247,568)		230,587,195

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds & Notes — 2.7%
U.S. Treasury Bond
2.250% 8/15/49 (k)	27,600,000	20,656,936

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,731,820)		20,656,936

TOTAL BONDS & NOTES (Cost $831,776,232)		747,504,854

	Number of Shares
MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	5,516,545	5,516,545

TOTAL MUTUAL FUNDS (Cost $5,516,545)		5,516,545

TOTAL LONG-TERM INVESTMENTS (Cost $837,292,777)		753,021,399

	Principal Amount
SHORT-TERM INVESTMENTS — 15.8%
Commercial Paper — 13.6%
Alimentation Couche-Tard, Inc.
5.478% 4/27/23 (a)	$3,000,000	2,987,992
Amcor Flexibles North America, Inc.
5.842% 5/24/23 (a)	5,000,000	4,959,485
Aon Corp.
5.440% 6/05/23 (a)	7,000,000	6,929,879
Avery Dennison Corp.
5.474% 5/15/23 (a)	5,000,000	4,966,469
BAT International Finance PLC
6.177% 6/23/23 (a)	2,000,000	1,974,305
6.183% 7/06/23 (a)	4,000,000	3,940,356

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bayer Corp.
6.176% 9/14/23 (a)	$3,000,000	$2,918,532
6.217% 9/19/23 (a)	6,000,000	5,831,899
6.218% 9/19/23 (a)	6,500,000	6,317,890
Dentsply Sirona, Inc.
5.241% 4/04/23 (a)	3,000,000	2,998,267
Dollar General Corp.
5.602% 4/14/23 (a)	2,000,000	1,995,975
EIDP, Inc.
5.981% 7/05/23 (a)	4,000,000	3,944,192
Entergy Corp.
5.883% 7/06/23 (a)	5,000,000	4,927,398
Fidelity National Information Services, Inc.
5.159% 4/03/23 (a)	5,000,000	4,997,891
Hyundai Capital America
5.356% 4/25/23 (a)	5,000,000	4,981,733
Marriott International, Inc.
5.945% 4/25/23 (a)	7,000,000	6,974,153
Nutrien Ltd.
5.879% 4/21/23 (a)	5,000,000	4,984,687
Rogers Communications, Inc.
5.295% 4/06/23 (a)	5,000,000	4,995,742
5.514% 4/25/23 (a)	5,000,000	4,981,733
5.933% 6/27/23 (a)	5,000,000	4,932,594
Suncor Energy, Inc.
5.186% 5/04/23 (a)	3,000,000	2,984,927
5.812% 6/28/23 (a)	5,000,000	4,931,791
Westrock, Inc.
5.175% 4/05/23 (a)	3,000,000	2,997,883
		102,455,773
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (i)	16,592,379	16,592,379

TOTAL SHORT-TERM INVESTMENTS (Cost $119,032,059)		119,048,152

TOTAL INVESTMENTS — 115.3% (Cost $956,324,836) (j)		872,069,551

Other Assets/(Liabilities) — (15.3)%		(115,560,945)

NET ASSETS — 100.0%		$756,508,606

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $399,417,521 or 52.80% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $5,400,060 or 0.71% of net assets. (Note 2).
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $1,750,000 or 0.23% of net assets.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $16,594,370. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $16,924,291.

(j)	See Note 6 for aggregate cost for federal tax purposes.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	80.2%
Cayman Islands	6.9%
United Kingdom	3.1%
Ireland	1.6%
Canada	1.4%
Switzerland	1.1%
Germany	0.7%
Israel	0.7%
Australia	0.6%
Mexico	0.5%
Jersey, Channel Islands	0.5%
France	0.5%
Netherlands	0.4%
Japan	0.3%
Republic of Korea	0.3%
Belgium	0.3%
Bermuda	0.2%
Italy	0.2%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/23	135	$17,134,958	$571,136
U.S. Treasury Ultra Bond	6/21/23	230	31,595,893	862,857
U.S. Treasury Note 2 Year	6/30/23	392	80,114,242	815,383
U.S. Treasury Note 5 Year	6/30/23	221	23,871,804	329,423
				$2,578,799
Short
U.S. Treasury Ultra 10 Year	6/21/23	165	$(19,385,241)	$(602,962)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 39†	1.000%	Quarterly	6/20/28	USD	112,000,000	$(1,263,472)	$(585,234)	$(678,238)

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	51,000,000	$81,440	$—	$81,440
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	49,000,000	(42,097)	—	(42,097)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	11,000,000	(117,401)	—	(117,401)
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	11,440,000	(58,706)	—	(58,706)
							$(136,764)	$—	$(136,764)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%
PREFERRED STOCK — 0.7%
Financial — 0.7%
Insurance — 0.7%
Equitable Holdings, Inc.
4.300% (a)	45,600	$848,160
Selective Insurance Group, Inc. 4.600%	18,825	323,790
		1,171,950

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,171,950

TOTAL EQUITIES (Cost $1,610,625)		1,171,950

	Principal Amount
BONDS & NOTES — 94.1%
CORPORATE DEBT — 44.8%
Aerospace & Defense — 0.5%
The Boeing Co.
5.930% 5/01/60	$140,000	139,345
Raytheon Technologies Corp.
5.375% 2/27/53	181,000	189,828
TransDigm, Inc.
5.500% 11/15/27	250,000	235,727
6.375% 6/15/26	225,000	219,938
		784,838
Agriculture — 0.6%
BAT Capital Corp.
4.758% 9/06/49	165,000	126,141
Imperial Brands Finance PLC
3.875% 7/26/29 (b)	545,000	489,158
Reynolds American, Inc.
5.850% 8/15/45	150,000	135,041
Viterra Finance BV
3.200% 4/21/31 (b)	280,000	220,895
		971,235
Airlines — 0.3%
Alaska Airlines Pass Through Trust, 2020-1 Class A,
4.800% 2/15/29 (b)	362,617	351,624
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	58,509	55,249
		406,873

	Principal Amount	Value
Auto Manufacturers — 0.6%
General Motors Co.
5.150% 4/01/38	$230,000	$206,962
5.200% 4/01/45	225,000	190,149
6.800% 10/01/27	335,000	354,046
Nissan Motor Co. Ltd.
4.345% 9/17/27 (b)	128,000	120,253
		871,410
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	305,000	199,506
Banks — 7.2%
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (b)	600,000	499,080
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	380,000	286,470
5 year CMT + 2.000% 3.846% VRN 3/08/37	460,000	391,910
6.110% 1/29/37	190,000	199,740
7.750% 5/14/38	125,000	149,516
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
7.454% VRN (c)	575,000	512,670
Barclays PLC
5 year CMT + 3.410% 4.375% VRN (c)	375,000	256,355
5.200% 5/12/26	410,000	392,131
5 year CMT + 5.431% 8.000% VRN (c)	290,000	247,588
BNP Paribas SA 5 year CMT + 3.340%
4.625% VRN (b) (c)	375,000	280,260
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (b)	450,000	336,906
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
8.870% VRN (c)	185,000	183,844
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (b)	550,000	462,957
3 mo. USD LIBOR + 1.240% 4.207% VRN 6/12/24 (b)	400,000	388,000
SOFR + 3.340% 6.373% VRN 7/15/26 (b)	375,000	362,398
Danske Bank A/S 7 year USD Swap + 3.896%
6.125% VRN (c)	425,000	401,625

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	$468,000	$428,308
First Republic Bank
4.375% 8/01/46	210,000	113,400
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	274,174
6.750% 10/01/37	165,000	178,242
HSBC Holdings PLC
6.500% 9/15/37	125,000	122,633
7.350% 11/27/32	415,000	437,820
SOFR + 3.350% 7.390% VRN 11/03/28	225,000	239,282
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (c)	510,000	437,070
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	235,000	203,017
4.950% 6/01/45	170,000	161,278
Lloyds Banking Group PLC 5 year CMT + 3.913%
8.000% VRN (c)	605,000	557,356
Macquarie Bank Ltd. 5 year CMT + 1.700%
3.052% VRN 3/03/36 (b)	550,000	419,033
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (b)	1,225,000	1,038,188
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	280,000	212,570
SOFR + 1.485% 3.217% VRN 4/22/42	310,000	238,694
SOFR + 2.620% 5.297% VRN 4/20/37	185,000	174,218
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (b) (c)	275,000	257,733
SVB Financial Group
10 year CMT + 3.064% 4.100% VRN (c)	210,000	13,060
5 year CMT + 3.074% 4.250% VRN (c)	590,000	38,350
Toronto-Dominion Bank 5 year CMT + 4.075%
8.125% VRN 10/31/82	358,000	363,370
UBS Group AG 1 year CMT + 1.750%
4.751% VRN 5/12/28 (b)	325,000	310,034
		11,569,280

	Principal Amount	Value
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.200% 1/15/39	$250,000	$325,866
Bacardi Ltd.
5.150% 5/15/38 (b)	200,000	193,500
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	300,109
5.000% 5/01/42	135,000	127,281
		946,756
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	211,000	216,728
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (b)	200,000	174,000
4.750% 1/15/28 (b)	151,000	141,061
		315,061
Chemicals — 0.8%
Alpek SAB de CV
3.250% 2/25/31 (b)	560,000	457,621
LYB International Finance III LLC
4.200% 5/01/50	325,000	253,608
Syngenta Finance NV
4.892% 4/24/25 (b)	500,000	488,559
		1,199,788
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (b)	50,000	59,041
Computers — 0.5%
Dell International LLC / EMC Corp.
8.100% 7/15/36	100,000	116,120
8.350% 7/15/46	275,000	330,125
Leidos, Inc.
5.500% 7/01/33	226,000	216,960
5.750% 3/15/33	88,000	89,878
		753,083
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (b)	600,000	525,801
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400% 10/29/33	935,000	758,642
Antares Holdings LP
2.750% 1/15/27 (b)	645,000	524,971
3.750% 7/15/27 (b)	605,000	511,116

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.500% 5/18/25 (b)	$330,000	$333,856
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (b)	360,000	280,655
Ares Finance Co. LLC
4.000% 10/08/24 (b)	375,000	360,508
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	375,000	317,229
3.250% 2/15/27 (b)	175,000	155,475
4.250% 4/15/26 (b)	485,000	455,676
4.375% 5/01/26 (b)	480,000	450,030
5.500% 1/15/26 (b)	135,000	132,076
BGC Partners, Inc.
4.375% 12/15/25	585,000	555,721
Blue Owl Finance LLC
3.125% 6/10/31 (b)	910,000	678,271
4.125% 10/07/51 (b)	375,000	230,503
Coinbase Global, Inc.
3.625% 10/01/31 (b)	734,000	411,040
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	662,078	597,419
OneMain Finance Corp.
4.000% 9/15/30	220,000	165,000
		6,918,188
Electric — 1.4%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	129,048
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	179,334
CMS Energy Corp.
4.700% 3/31/43	115,000	98,530
4.875% 3/01/44	180,000	165,212
Elwood Energy LLC
8.159% 7/05/26	56,936	49,535
Enel Finance International NV
6.000% 10/07/39 (b)	175,000	172,217
Indiana Michigan Power Co.
5.625% 4/01/53	64,000	66,446
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	580,000	476,934
Pacific Gas and Electric Co.
3.750% 7/01/28	320,000	294,117
4.300% 3/15/45	195,000	146,447
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	107,816

	Principal Amount	Value
Vistra Operations Co. LLC
5.125% 5/13/25 (b)	$325,000	$316,721
		2,202,357
Electronics — 0.1%
Trimble, Inc.
6.100% 3/15/33	203,000	204,788
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (b)	77,000	74,497
Warnermedia Holdings, Inc.
4.279% 3/15/32 (b)	200,000	178,266
		252,763
Food — 0.3%
Smithfield Foods, Inc.
2.625% 9/13/31 (b)	375,000	283,180
3.000% 10/15/30 (b)	206,000	164,263
		447,443
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	271,789
Home Builders — 0.5%
Mattamy Group Corp.
4.625% 3/01/30 (b)	35,000	30,435
5.250% 12/15/27 (b)	227,000	213,664
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (b)	500,000	491,835
		735,934
Insurance — 7.9%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (b) (c)	1,176,000	942,457
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	623,218
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	187,000	171,535
Ascot Group Ltd.
4.250% 12/15/30 (b)	450,000	355,659
Athene Global Funding
2.950% 11/12/26 (a) (b)	450,000	402,530
Athene Holding Ltd.
4.125% 1/12/28	350,000	317,033
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	490,000	395,356
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	370,058
4.700% 6/22/47	500,000	364,632

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brown & Brown, Inc.
4.200% 3/17/32	$428,000	$384,860
Corebridge Financial, Inc. 5 year CMT + 3.846%
6.875% VRN 12/15/52 (b)	430,000	382,274
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	1,060,000	906,099
Enstar Group Ltd.
3.100% 9/01/31	157,000	121,174
4.950% 6/01/29	180,000	168,868
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (c)	505,000	460,274
Fairfax Financial Holdings Ltd.
5.625% 8/16/32 (b)	240,000	235,796
Global Atlantic Fin Co.
3.125% 6/15/31 (b)	380,000	299,106
5 year CMT + 3.796% 4.700% VRN 10/15/51 (b)	1,170,000	937,706
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (b)	520,000	460,864
Hill City Funding Trust
4.046% 8/15/41 (b)	490,000	342,820
Jackson Financial, Inc.
3.125% 11/23/31	550,000	452,940
Kyobo Life Insurance Co. 5 year CMT + 2.887%
5.900% VRN 6/15/52 (b)	861,000	805,897
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (b)	265,000	212,509
Lincoln National Corp. 5 year CMT + 5.318%
9.250% VRN (c)	169,000	168,577
MetLife Capital Trust IV
7.875% 12/15/67 (b)	325,000	339,561
Prudential Financial, Inc.
5 year CMT + 3.162% 5.125% VRN 3/01/52	340,000	299,571
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	196,395
Sammons Financial Group, Inc.
3.350% 4/16/31 (b)	570,000	448,831
4.750% 4/08/32 (b)	790,000	678,835
Unum Group
4.125% 6/15/51	460,000	327,448

	Principal Amount	Value
USF&G Capital I
8.500% 12/15/45 (b)	$95,000	$108,170
		12,681,053
Internet — 0.1%
Expedia Group, Inc.
2.950% 3/15/31	178,000	148,451
Investment Companies — 2.4%
Ares Capital Corp.
2.150% 7/15/26	560,000	477,353
Blackstone Private Credit Fund
1.750% 9/15/24	625,000	577,232
2.625% 12/15/26	330,000	276,980
4.000% 1/15/29	630,000	524,354
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	167,007
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,000,000	984,075
OWL Rock Core Income Corp.
4.700% 2/08/27	410,000	370,109
5.500% 3/21/25	535,000	520,592
		3,897,702
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (b)	485,000	453,742
Lodging — 0.8%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	471,455
Travel & Leisure Co.
4.500% 12/01/29 (b)	917,000	794,184
		1,265,639
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (b)	250,000	230,625
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	98,816
Comcast Corp.
4.600% 8/15/45	300,000	276,907
CSC Holdings LLC
4.625% 12/01/30 (b)	250,000	123,275
5.000% 11/15/31 (b)	325,000	164,575
5.750% 1/15/30 (b)	200,000	105,305
Discovery Communications LLC
4.000% 9/15/55	235,000	155,297
4.650% 5/15/50	55,000	41,934

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp.
7.375% 7/01/28	$1,123,000	$640,480
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	191,415
6.750% 6/15/39	115,000	113,134
		2,141,763
Mining — 1.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	585,000	519,593
First Quantum Minerals Ltd.
6.875% 3/01/26 (a) (b)	1,000,000	969,962
Freeport-McMoRan, Inc.
5.400% 11/14/34	350,000	341,483
Novelis Corp.
3.875% 8/15/31 (b)	533,000	441,724
		2,272,762
Oil & Gas — 2.9%
Antero Resources Corp.
7.625% 2/01/29 (b)	74,000	75,705
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (c)	530,000	504,774
5 year CMT + 4.398% 4.875% VRN (c)	310,000	281,713
EQT Corp.
7.000% STEP 2/01/30	695,000	727,443
Nabors Industries, Inc.
7.375% 5/15/27 (b)	564,000	551,310
Occidental Petroleum Corp.
6.600% 3/15/46	235,000	247,075
Ovintiv, Inc.
6.500% 8/15/34	185,000	186,909
6.500% 2/01/38	160,000	159,372
Patterson-UTI Energy, Inc.
3.950% 2/01/28	540,000	479,031
5.150% 11/15/29	615,000	557,895
Petroleos Mexicanos
4.625% 9/21/23	575,000	570,302
5.350% 2/12/28	190,000	161,012
6.375% 1/23/45	35,000	22,099
6.500% 3/13/27	65,000	58,985
6.625% 6/15/38	51,000	35,089
		4,618,714
Oil & Gas Services — 0.6%
NOV, Inc.
3.600% 12/01/29	267,000	241,186
3.950% 12/01/42	314,000	231,668

	Principal Amount	Value
Weatherford International Ltd.
8.625% 4/30/30 (b)	$483,000	$494,138
		966,992
Pharmaceuticals — 1.1%
1375209 BC Ltd.
9.000% 1/30/28 (a) (b)	158,000	156,815
AbbVie, Inc.
4.700% 5/14/45	150,000	140,344
Bausch Health Cos., Inc.
11.000% 9/30/28 (b)	282,000	205,772
14.000% 10/15/30 (b)	55,000	30,962
The Cigna Corp.
4.800% 7/15/46	185,000	169,887
CVS Health Corp.
5.050% 3/25/48	115,000	107,266
6.125% 9/15/39	25,000	26,347
CVS Pass-Through Trust
5.926% 1/10/34 (b)	162,412	162,091
7.507% 1/10/32 (b)	11,649	12,544
Utah Acquisition Sub, Inc.
3.950% 6/15/26	350,000	332,890
5.250% 6/15/46	500,000	396,938
		1,741,856
Pipelines — 1.2%
Energy Transfer LP
6.125% 12/15/45	230,000	222,079
5 year CMT + 5.134% 6.750% VRN (c)	270,000	237,625
3 mo. USD LIBOR + 4.028% 8.892% VRN (a) (c)	615,000	546,998
EnLink Midstream Partners LP 3 mo. USD LIBOR + 4.110%
8.976% VRN (c)	375,000	321,712
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	236,003
4.700% 6/15/44	260,000	203,944
6.650% 1/15/37	175,000	178,469
		1,946,830
Private Equity — 0.9%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (b)	325,000	266,895
Hercules Capital, Inc.
2.625% 9/16/26	738,000	623,845
3.375% 1/20/27	340,000	291,546
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (b)	160,000	107,513

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KKR Group Finance Co. X LLC
3.250% 12/15/51 (b)	$230,000	$144,306
		1,434,105
Real Estate Investment Trusts (REITS) — 2.5%
Broadstone Net Lease LLC
2.600% 9/15/31	555,000	402,141
Host Hotels & Resorts LP
2.900% 12/15/31	130,000	101,344
3.500% 9/15/30	476,000	401,656
Invitation Homes Operating Partnership LP
4.150% 4/15/32	110,000	98,564
Iron Mountain, Inc.
5.250% 7/15/30 (b)	250,000	224,072
Omega Healthcare Investors, Inc.
3.625% 10/01/29	640,000	535,927
4.750% 1/15/28	202,000	187,345
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	161,258
Rexford Industrial Realty LP
2.125% 12/01/30	246,000	197,227
Service Properties Trust
4.950% 10/01/29	590,000	452,129
Spirit Realty LP
2.700% 2/15/32	120,000	93,833
3.200% 1/15/27	220,000	200,651
3.400% 1/15/30	325,000	277,923
STORE Capital Corp.
4.500% 3/15/28	225,000	199,394
Ventas Realty LP
5.700% 9/30/43	85,000	82,182
WEA Finance LLC
2.875% 1/15/27 (b)	475,000	409,194
		4,024,840
Retail — 0.3%
Advance Auto Parts, Inc.
5.950% 3/09/28	217,000	223,608
Nordstrom, Inc.
4.250% 8/01/31	440,000	314,600
		538,208
Software — 0.1%
Oracle Corp.
5.550% 2/06/53	40,000	37,955
6.900% 11/09/52	149,000	166,285
		204,240
Telecommunications — 1.7%
Altice France SA
5.125% 7/15/29 (b)	442,000	332,605

	Principal Amount	Value
AT&T, Inc.
3.550% 9/15/55	$814,000	$582,021
British Telecommunications PLC
9.625% STEP 12/15/30	455,000	566,980
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	135,000	164,910
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	419,420
Sprint Capital Corp.
6.875% 11/15/28	500,000	538,250
8.750% 3/15/32	141,000	171,879
		2,776,065
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.900% 11/19/29	225,000	204,596
Trucking & Leasing — 0.4%
AerCap Global Aviation Trust 3 mo. USD LIBOR + 4.300%
6.500% VRN 6/15/45 (b)	600,000	567,096

TOTAL CORPORATE DEBT (Cost $83,761,419)		71,737,316

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Commercial Mortgage-Backed Securities — 10.9%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (b) (d)	530,000	430,360
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (b) (d)	440,000	371,129
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (b) (d)	540,000	448,970
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (d)	500,000	276,026
Series 2019-BN17, Class C, 4.511% VRN 4/15/52 (d)	331,000	271,551
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (b) (d)	400,000	316,651
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (b) (d)	280,000	210,596
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (b) (d)	270,000	193,281
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (b) (d)	500,000	326,184

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (d)	$400,000	$166,956
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (b) (d)	3,100,000	2,300,733
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (d)	300,000	296,672
BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 1 mo. USD LIBOR + 2.850%
7.534% FRN 9/15/36 (b)	2,004,000	1,842,310
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
6.834% FRN 12/15/37 (b)	572,453	552,419
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	169,125
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C,
4.295% VRN 5/10/48 (d)	110,000	101,739
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (b) (d)	357,000	251,021
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (b) (d)	622,000	411,193
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
7.430% FRN 10/15/43 (b)	998,000	855,152
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (b)	599,000	383,406
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (b) (d)	630,000	434,844
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (b) (d)	686,000	511,678
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class C, 3.450% VRN 1/05/39 (b) (d)	700,000	550,008
Series 2019-OSB, Class E, 3.783% VRN 6/05/39 (b) (d)	553,000	420,327
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.644% VRN 8/15/47 (d)	300,000	256,665

	Principal Amount	Value
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 8/15/38 (b)	$893,542	$842,524
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
6.484% FRN 5/15/36 (b)	263,000	256,183
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.692% FRN 3/15/38 (b)	424,643	395,982
Med Trust 2021-MDLN, Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000%
8.685% FRN 11/15/38 (b)	1,994,076	1,845,955
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (b)	205,000	148,299
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (b) (d)	215,000	148,727
MKT Mortgage Trust, Series 2020-525M, Class E,
2.941% VRN 2/12/40 (b) (d)	213,000	120,069
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
6.784% FRN 7/15/39 (b)	864,000	761,272
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (d)	140,000	124,528
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 7.084% FRN 5/15/31 (b)	461,000	424,407
		17,416,942
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
5.325% FRN 10/25/34 (b)	9,430	9,500
Other Asset-Backed Securities — 12.3%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
6.858% FRN 10/20/31 (b)	250,000	234,756
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39 (b)	1,307,924	265,182
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
6.192% FRN 4/17/31 (b)	250,000	245,203

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
6.002% FRN 10/15/34 (b)	$1,000,000	$974,573
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. TSFR + 2.550%
1.000% FRN 4/26/35 (b) (e) (f)	500,000	500,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
4.436% FRN 10/25/34	116,330	102,405
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
6.565% FRN 1/23/31 (b)	250,000	244,994
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. TSFR + 1.320%
5.952% FRN 4/18/35 (b)	500,000	487,932
Ballyrock CLO Ltd., Series 2021-17A, Class A1A, 3 mo. USD LIBOR + 1.150%
5.958% FRN 10/20/34 (b)	250,000	243,688
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (b)	318,590	285,141
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (b)	36,133	35,155
Series 2017-1A, Class B, 3.240% 5/25/29 (b)	29,849	29,038
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (b)	1,005,528	928,103
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
6.942% FRN 10/15/34 (b)	250,000	233,613
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (b)	149,242	132,628
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (b)	300,000	265,020
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
6.012% FRN 10/15/36 (b)	500,000	484,972

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (b)	$38,579	$38,238
Series 2016-A, Class B, 3.220% 4/25/28 (b)	23,524	23,316
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (b)	352,738	173,066
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (b)	1,563	1,561
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
6.858% FRN 10/20/32 (b)	250,000	237,154
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (b)	143,363	132,449
Series 2017-1A, Class A, 3.740% 10/15/52 (b)	78,951	73,051
Series 2019-2A, Class B, 3.860% 4/15/55 (b)	93,221	79,031
Series 2021-1A, Class C, 5.740% 10/15/56 (b)	437,574	383,409
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
7.062% FRN 11/01/23 (b)	610,000	609,384
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
6.542% FRN 1/15/37 (b)	250,000	240,397
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
6.508% FRN 1/20/31 (b)	280,000	272,489
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (b)	51,691	47,745
Series 2017-3A, Class A1, 3.190% 9/20/48 (b)	71,998	66,120
Series 2017-2A, Class A1, 3.280% 9/20/48 (b)	27,071	24,973
Series 2016-4A, Class A2, 4.290% 9/20/47 (b)	53,862	51,546
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (b)	225,200	150,640
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (b)	273,167	169,008

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (b)	$466,254	$377,662
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (b)	138,000	125,971
Kestrel Aircraft Funding Limited, Series 2018-1A, Class A
4.250% 12/15/38 (b)	344,645	290,119
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (b)	295,832	241,008
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, 30 day SOFR + 3.750%
8.308% FRN 1/17/37 (b)	1,000,000	935,059
Lunar Aircraft Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (b)	109,493	73,691
Series 2020-1A, Class C, 6.413% 2/15/45 (b)	239,358	119,145
MACH 1, Series 2019-1, Class B
4.335% 10/15/39 (b)	319,562	226,892
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 6.392% FRN 7/15/30 (b)	950,000	927,129
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 6.815% FRN 1/22/31 (b)	300,000	283,678
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (b)	381,000	314,494
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (b)	24,339	23,372
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
6.442% FRN 7/15/34 (b)	500,000	484,457
OHA Credit Funding Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
6.958% FRN 1/20/32 (b)	300,000	287,147
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
6.658% FRN 10/20/34 (b)	250,000	237,867
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (b)	341,661	248,517

	Principal Amount	Value
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
5.972% FRN 10/30/34 (b)	$500,000	$486,036
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
6.858% FRN 1/20/34 (b)	250,000	233,643
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
6.918% FRN 4/25/32 (b)	250,000	246,889
Renew, Series 2021-1, Class M
3.210% 11/20/56 (b)	174,081	148,169
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
6.635% FRN 5/20/31 (b)	250,000	241,233
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
5.932% FRN 10/15/35 (b)	500,000	486,520
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (b)	41,676	38,850
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (b)	260,946	217,437
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
7.215% FRN 8/18/31 (b)	490,000	453,531
Store Master Funding I-VII and XIV, Series 2019-1, Class A4
4.490% 11/20/49 (b)	757,167	563,625
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (b)	103,414	94,178
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (b)	258,760	235,075
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
6.508% FRN 1/20/31 (b)	490,000	467,782
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (b)	1,086,547	786,006
Series 2021-1A, Class C, 7.386% 7/15/40 (b)	364,317	265,488

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
6.458% FRN 10/20/32 (b)	$250,000	$244,079
WAVE LLC, Series 2019-1, Class B
4.581% 9/15/44 (b)	608,521	382,303
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (b)	304,574	272,921
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (b)	188,809	155,651
		19,681,604
Student Loans Asset-Backed Securities — 2.4%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.345% FRN 7/25/58 (b)	130,000	119,076
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (b)	284,000	258,078
Series 2019-A, Class C, 4.460% 12/28/48 (b)	155,280	144,262
Series 2019-A, Class D, 5.500% 12/28/48 (b)	109,113	100,522
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (b)	33,079	31,231
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (b)	600,000	477,929
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
5.408% FRN 8/25/42	391,190	374,422
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (b)	140,000	129,799
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 6.045% FRN 3/25/67 (b)	250,000	237,895
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
6.595% FRN 12/26/40 (b)	398	398
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (d)	120,000	118,811
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 5.384% FRN 6/25/41	74,866	67,657

	Principal Amount	Value
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 5.845% FRN 11/25/36 (b)	$200,000	$197,498
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 5.845% FRN 6/25/42 (b)	150,000	148,473
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 5.845% FRN 7/26/49 (b)	350,000	299,827
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 6/25/41 (b)	100,000	98,943
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 6.345% FRN 5/26/54 (b)	100,000	89,211
SLM Student Loan Trust
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 5.018% FRN 1/25/70	108,457	101,960
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.028% FRN 10/25/40	116,609	108,869
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 5.108% FRN 1/25/44	216,830	198,457
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 5.288% FRN 10/25/64	72,720	68,945
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (b)	185,000	169,179
SoFi Professional Loan Program LLC
Series 2017-C, Class C, 4.210% VRN 7/25/40 (b) (d)	180,000	161,324
Series 2017-A, Class C, 4.430% VRN 3/26/40 (b) (d)	170,000	157,140
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
6.345% FRN 1/25/36	42,188	42,213
		3,902,119
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (b) (d)	492,000	472,403
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (b) (d)	227,262	221,390
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.954% VRN 8/25/34 (d)	4,440	4,225

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (b) (d)	$3,600,000	$2,344,369
		3,042,387
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.0%
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.448% VRN 1/25/47 (b) (d)	79,948	71,353

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,911,112)		44,123,905

SOVEREIGN DEBT OBLIGATION — 0.1%
Mexico Government International Bond
4.750% 3/08/44	214,000	181,243

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $241,696)		181,243

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 17.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	3,310	3,412
Pass-Through Securities — 17.1%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	472,267	393,246
Pool #RA4255 2.000% 1/01/51	974,474	812,943
Pool #SD0905 3.000% 3/01/52	741,705	669,160
Pool #SD1523 4.000% 8/01/52	1,078,660	1,037,800
Pool #SD1603 4.000% 9/01/52	690,028	660,461
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	474,144	411,409
Pool #FS3035 2.500% 4/01/52	1,560,160	1,353,730
Pool #MA3029 3.000% 6/01/32	241,892	231,429
Pool #MA3090 3.000% 8/01/32	97,774	93,545
Pool #AR3007 3.000% 2/01/43	84,956	79,043
Pool #FS1075 3.000% 3/01/52	754,534	680,970
Pool #CB3304 3.000% 4/01/52	1,133,388	1,022,888
Pool #CB3305 3.000% 4/01/52	1,370,578	1,235,667
Pool #AS1304 3.500% 12/01/28	62,954	61,701
Pool #MA1356 3.500% 2/01/43	466,788	441,591
Pool #CA6096 3.500% 6/01/50	980,550	914,464
Pool #FM4017 3.500% 8/01/50	64,340	60,205
Pool #CB3842 3.500% 6/01/52	2,221,998	2,073,630

	Principal Amount	Value
Pool #CA1909 4.500% 6/01/48	$354,984	$352,890
Pool #CB3866 4.500% 6/01/52	862,145	850,525
Pool #CB4129 4.500% 7/01/52	1,085,504	1,066,465
Pool #AD6437 5.000% 6/01/40	26,789	27,505
Pool #AD6996 5.000% 7/01/40	172,475	177,186
Pool #AL8173 5.000% 2/01/44	57,051	58,471
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	399	414
Pool #587280 6.500% 9/15/32	591	608
Pool #550659 6.500% 9/15/35	46,431	49,103
Pool #538689 6.500% 12/15/35	5,755	6,107
Pool #780651 7.000% 10/15/27	283	289
Pool #462384 7.000% 11/15/27	176	181
Pool #482668 7.000% 8/15/28	536	552
Pool #581417 7.000% 7/15/32	497	513
Pool #423836 8.000% 8/15/26	194	199
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	465,902	428,385
Pool #MA6283 3.000% 11/20/49	833,714	765,797
Pool #MA6409 3.000% 1/20/50	868,026	797,043
Pool #MA4321 3.500% 3/20/47	546,226	519,872
Government National Mortgage Association II TBA
2.500% 4/20/53 (f)	800,000	704,062
3.000% 4/20/53 (f)	975,000	886,641
Uniform Mortgage Backed Securities TBA
2.500% 4/13/53 (f)	400,000	344,719
3.000% 4/13/53 (f)	1,450,000	1,299,789
3.500% 4/13/53 (f)	1,600,000	1,485,500
4.000% 4/13/53 (f)	3,175,000	3,034,605
4.500% 4/17/38 (f)	700,000	697,758
5.000% 4/17/38 (f)	800,000	805,375
5.000% 4/13/53 (f)	800,000	797,500
		27,391,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,539,684)		27,395,348

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds & Notes — 4.6%
U.S. Treasury Bond
2.250% 8/15/49 (h)	4,840,000	3,622,448

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
3.000% 7/15/25	$3,850,000	$3,764,434
		7,386,882

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,503,362)		7,386,882

TOTAL BONDS & NOTES (Cost $172,957,273)		150,824,694

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $6,595)		5,500

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (e) (i) (j)	150	4,223

TOTAL WARRANTS (Cost $0)		4,223

MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	1,751,345	1,751,345

TOTAL MUTUAL FUNDS (Cost $1,751,345)		1,751,345

TOTAL LONG-TERM INVESTMENTS (Cost $176,325,838)		153,757,712

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 10.0%
Commercial Paper — 8.1%
BAT International Finance PLC
6.041% 5/22/23 (b)	$3,000,000	$2,976,557
Ingredion, Inc.
5.156% 4/06/23 (b)	2,000,000	1,998,303
Oracle Corp.
5.017% 4/14/23 (b)	3,000,000	2,994,511
Suncor Energy, Inc.
5.186% 4/27/23 (b)	1,000,000	996,042
Tampa Electric Co.
5.091% 4/05/23 (b)	1,000,000	999,292
5.808% 4/24/23 (b)	2,000,000	1,992,969
WPP CP LLC
5.703% 4/13/23 (b)	1,000,000	998,134
		12,955,808
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (l)	3,106,513	3,106,513

TOTAL SHORT-TERM INVESTMENTS (Cost $16,061,355)		16,062,321

TOTAL INVESTMENTS — 105.9% (Cost $192,387,193) (m)		169,820,033

Other Assets/(Liabilities) — (5.9)%		(9,494,902)

NET ASSETS — 100.0%		$160,325,131

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,715,948 or 1.07% of net assets. (Note 2).
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $83,145,917 or 51.86% of net assets.

(c)	Security is perpetual and has no stated maturity date.
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $504,223 or 0.31% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	Investment is valued using significant unobservable inputs.
(j)	Non-income producing security.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)

Maturity value of $3,106,886. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $3,168,652.

(m)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	73.3%
Cayman Islands	8.0%
United Kingdom	2.7%
Canada	1.8%
Ireland	1.8%
Switzerland	1.3%
Israel	1.0%
Mexico	0.9%
France	0.8%
Republic of Korea	0.8%
Germany	0.7%
Zambia	0.6%
Australia	0.6%
Bermuda	0.3%
Jersey, Channel Islands	0.3%
Denmark	0.3%
Belgium	0.2%
Finland	0.2%
Netherlands	0.1%
Italy	0.1%
Japan	0.1%
Total Long-Term Investments	95.9%
Short-Term Investments and Other Assets and Liabilities	4.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put ILS Call	Bank of America N.A.*	5/22/23	3.48	400,000	USD	400,000	$2,560	$3,485	$(925)
EUR Put SEK Call	UBS AG*	8/07/23	10.75	730,000	EUR	730,000	2,940	3,110	(170)
							$5,500	$6,595	$(1,095)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call ILS Put	Bank of America N.A.*	5/22/23	3.79	400,000	USD	400,000	$(1,994)	$(3,337)	$1,343
EUR Call SEK Put	JP Morgan Chase Bank N.A.*	8/07/23	12.25	730,000	EUR	730,000	(1,780)	(3,429)	1,649
							$(3,774)	$(6,766)	$2,992

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.*	4/11/23	USD	396,000	PEN	1,550,142	$(15,746)
Bank of America N.A.*	5/16/23	PLN	745,805	USD	166,104	6,229
Bank of America N.A.*	5/16/23	USD	401,451	CHF	368,221	(2,824)
Bank of America N.A.*	5/16/23	USD	153,384	HUF	58,289,835	(10,740)
Bank of America N.A.*	5/16/23	USD	163,902	EUR	152,647	(2,036)
Bank of America N.A.*	5/23/23	USD	484,524	CNH	3,284,470	4,774
BNP Paribas SA*	4/25/23	INR	25,577,420	USD	310,926	(72)
BNP Paribas SA*	4/25/23	USD	311,159	INR	25,577,420	305
Citibank N.A.*	4/11/23	CLP	213,993,120	USD	264,000	4,940
Citibank N.A.*	4/11/23	USD	102,141	BRL	562,289	(8,692)
Citibank N.A.*	4/25/23	JPY	79,828,000	USD	629,882	(26,835)
Citibank N.A.*	4/25/23	USD	167,790	TWD	5,035,053	2,107
Citibank N.A.*	4/27/23	IDR	2,374,108,000	USD	158,000	232
Citibank N.A.*	5/23/23	JPY	20,003,000	USD	152,806	(1,080)
Citibank N.A.*	5/23/23	USD	261,000	SGD	345,024	1,342
Citibank N.A.*	5/23/23	USD	104,000	PHP	5,779,592	(2,173)
HSBC Bank USA*	4/06/23	EGP	2,437,143	USD	87,667	(8,838)
HSBC Bank USA*	4/18/23	NOK	2,584,608	USD	260,818	(13,794)
HSBC Bank USA*	4/18/23	ILS	551,694	USD	159,870	(6,407)
HSBC Bank USA*	4/25/23	USD	308,749	CNH	2,084,735	4,927
HSBC Bank USA*	5/09/23	MXN	2,099,551	USD	109,920	5,801
HSBC Bank USA*	5/16/23	CZK	6,376,112	USD	284,299	9,705
HSBC Bank USA*	5/16/23	ILS	914,455	USD	263,680	(9,060)
HSBC Bank USA*	5/23/23	KRW	735,057,130	USD	584,074	(17,767)
HSBC Bank USA*	5/23/23	THB	8,957,520	USD	266,609	(3,332)
JP Morgan Chase Bank N.A.*	4/18/23	USD	408,179	CHF	372,870	36

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC*	5/16/23	EUR	238,048	USD	256,000	$2,774
Morgan Stanley & Co. LLC*	5/16/23	USD	284,924	CZK	6,376,112	(9,080)
						$(95,304)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/23	51	$6,382,871	$306,098
U.S. Treasury Ultra Bond	6/21/23	62	8,391,881	357,869
U.S. Treasury Note 2 Year	6/30/23	72	14,724,549	140,076
U.S. Treasury Note 5 Year	6/30/23	53	5,689,290	114,624
				$918,667
Short
U.S. Treasury Ultra 10 Year	6/21/23	15	$(1,770,654)	$(46,455)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 39†	1.000%	Quarterly	6/20/28	USD	24,000,000	$(270,744)	$(125,407)	$(145,337)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	11,000,000	$17,565	$—	$17,565
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	8,000,000	(6,873)	—	(6,873)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	2,000,000	(21,346)	—	(21,346)
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	2,300,000	(11,802)	—	(11,802)
							$(22,456)	$—	$(22,456)

*	Contracts are subject to a master netting agreement or similar agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.2%
BANK LOANS — 1.8%
Apparel — 0.2%
Hanesbrands, Inc., 2023 Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.557% VRN 3/08/30	$690,926	$687,471
Computers — 0.0%
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.500%
12.458% VRN 5/18/26	51,897	47,924
Cosmetics & Personal Care — 0.2%
Journey Personal Care Corp., 2021 Term Loan B,
0.000% 3/01/28 (a)	1,246,827	952,526
Food — 0.3%
Florida Food Products LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.840% VRN 10/18/28	1,221,358	1,129,757
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD SOFR CME + 4.175%
9.082% VRN 4/13/29	650,851	634,742
Software — 1.0%
Finastra USA, Inc., USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
12.075% VRN 6/13/25	2,200,000	1,757,998
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.212% VRN 12/01/27	1,220,775	997,117
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, , 3 mo. USD SOFR CME + 7.500%
12.326% VRN 2/01/30 (a)	1,818,497	1,091,098
		3,846,213

TOTAL BANK LOANS (Cost $8,626,600)		7,298,633

CORPORATE DEBT — 90.4%
Advertising — 0.7%
CMG Media Corp.
8.875% 12/15/27 (b)	2,000,000	1,512,000
Stagwell Global LLC
5.625% 8/15/29 (b)	1,514,000	1,327,683
		2,839,683

	Principal Amount	Value
Aerospace & Defense — 0.8%
Spirit AeroSystems, Inc.
9.375% 11/30/29 (b)	$559,000	$610,009
TransDigm, Inc.
6.750% 8/15/28 (b)	907,000	917,204
8.000% 12/15/25 (b)	221,000	225,416
Triumph Group, Inc.
9.000% 3/15/28 (b)	1,345,000	1,345,000
		3,097,629
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	938,000	934,811
Airlines — 2.6%
American Airlines, Inc.
11.750% 7/15/25 (b)	483,000	528,487
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	3,925,000	3,862,920
5.750% 4/20/29 (b)	1,488,000	1,427,597
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	946,043	898,131
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	1,093,950	1,090,428
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	923,000	928,944
United Airlines, Inc.
4.375% 4/15/26 (b)	758,000	726,002
4.625% 4/15/29 (b)	795,000	720,499
		10,183,008
Apparel — 0.1%
Hanesbrands, Inc.
9.000% 2/15/31 (b) (c)	221,000	226,249
Auto Manufacturers — 2.0%
Ford Motor Co.
3.250% 2/12/32	2,869,000	2,255,554
Ford Motor Credit Co. LLC
4.000% 11/13/30	2,330,000	1,978,492
4.125% 8/17/27	1,560,000	1,428,180
4.389% 1/08/26	712,000	675,510
5.113% 5/03/29	322,000	302,293
7.350% 11/04/27	1,232,000	1,272,040
		7,912,069

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	$1,734,000	$1,671,143
8.250% 4/15/31 (b)	875,000	900,856
		2,571,999
Biotechnology — 0.3%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (b)	2,529,000	1,234,253
Building Materials — 1.5%
Jeld-Wen, Inc.
4.875% 12/15/27 (b)	474,000	403,175
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	2,072,000	1,831,428
9.750% 7/15/28 (b)	3,764,000	3,594,620
		5,829,223
Chemicals — 4.5%
Celanese US Holdings LLC
6.379% 7/15/32 (c)	1,997,000	2,023,039
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	4,296,000	3,695,419
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	2,205,000	1,854,119
Methanex Corp.
5.125% 10/15/27	2,056,000	1,937,017
5.250% 12/15/29	1,618,000	1,512,490
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	2,503,000	2,070,907
6.250% 10/01/29 (b) (c)	1,772,000	1,327,583
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750% 5/15/26 (b)	2,234,000	1,148,831
Tronox, Inc.
4.625% 3/15/29 (b)	1,156,000	966,185
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	1,507,000	1,156,769
		17,692,359
Coal — 0.5%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (b)	2,077,000	2,168,523
Commercial Services — 3.2%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	2,194,000	2,051,529
The Hertz Corp.
5.000% 12/01/29 (b)	1,151,000	953,281
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (b)	2,865,000	2,678,775

	Principal Amount	Value
PROG Holdings, Inc.
6.000% 11/15/29 (b)	$3,302,000	$2,806,720
Sabre GLBL, Inc.
7.375% 9/01/25 (b)	638,000	570,050
9.250% 4/15/25 (b)	3,672,000	3,426,270
		12,486,625
Computers — 0.7%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	2,011,000	1,910,812
Seagate HDD Cayman
9.625% 12/01/32 (b)	748,800	838,874
		2,749,686
Cosmetics & Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (b)	3,086,000	2,881,516
Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (b)	1,527,000	1,303,844
Resideo Funding, Inc.
4.000% 9/01/29 (b)	2,600,000	2,161,668
Univar Solutions USA, Inc.
5.125% 12/01/27 (b)	177,000	176,701
		3,642,213
Diversified Financial Services — 5.5%
Coinbase Global, Inc.
3.375% 10/01/28 (b)	1,255,000	765,913
3.625% 10/01/31 (b)	1,018,000	570,080
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	9,512,514	8,583,522
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	2,664,000	2,255,744
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	723,000	571,177
6.500% 5/01/28 (b)	2,875,000	2,445,705
OneMain Finance Corp.
4.000% 9/15/30	1,207,000	905,250
5.375% 11/15/29	1,195,000	1,005,312
PRA Group, Inc.
5.000% 10/01/29 (b) (c)	4,020,000	3,362,466
7.375% 9/01/25 (b)	1,113,000	1,107,157
		21,572,326
Electric — 2.0%
PG&E Corp.
5.000% 7/01/28 (c)	3,644,000	3,421,898
5.250% 7/01/30	583,000	541,199

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pike Corp.
5.500% 9/01/28 (b)	$2,213,000	$1,936,375
Vistra Operations Co. LLC
5.125% 5/13/25 (b)	2,000,000	1,949,051
		7,848,523
Electronics — 1.0%
Arrow Electronics, Inc.
6.125% 3/01/26	1,246,000	1,249,294
Atkore, Inc.
4.250% 6/01/31 (b)	3,154,000	2,760,867
		4,010,161
Engineering & Construction — 1.6%
Arcosa, Inc.
4.375% 4/15/29 (b)	2,691,000	2,393,268
Dycom Industries, Inc.
4.500% 4/15/29 (b) (c)	721,000	650,702
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	488,000	402,600
7.500% 4/15/32 (b)	1,457,000	1,253,758
MasTec, Inc.
4.500% 8/15/28 (b) (c)	938,000	865,975
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (b)	879,000	817,470
		6,383,773
Entertainment — 0.5%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	419,000	427,380
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	930,000	860,250
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	987,000	858,032
		2,145,662
Environmental Controls — 0.2%
Harsco Corp.
5.750% 7/31/27 (b)	1,245,000	977,375
Food — 1.1%
Albertsons Cos. Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.500% 2/15/28 (b)	1,532,000	1,535,830
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (b)	2,474,000	2,050,872
3.750% 12/01/31 (b)	400,000	330,302

	Principal Amount	Value
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (b)	$766,000	$622,474
		4,539,478
Hand & Machine Tools — 0.7%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	2,715,000	2,714,806
Health Care – Products — 0.5%
Garden Spinco Corp.
8.625% 7/20/30 (b)	1,861,000	1,988,267
Health Care – Services — 5.5%
Centene Corp.
4.625% 12/15/29	4,327,000	4,102,299
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	50,000	44,408
4.250% 5/01/28 (b)	2,190,000	2,049,588
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	1,356,000	1,001,094
5.625% 3/15/27 (b)	556,000	488,101
6.000% 1/15/29 (b)	1,492,000	1,262,053
6.125% 4/01/30 (b)	1,361,000	831,666
6.875% 4/15/29 (b)	472,000	292,210
HCA, Inc.
3.500% 9/01/30	5,131,000	4,567,374
ModivCare, Inc.
5.875% 11/15/25 (b)	97,000	92,999
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	1,253,000	1,165,653
Radiology Partners, Inc.
9.250% 2/01/28 (b)	4,598,000	2,540,395
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,057,255
6.125% 6/15/30 (b)	2,081,000	2,052,907
		21,548,002
Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (b)	1,339,000	1,084,590
Mattamy Group Corp.
4.625% 3/01/30 (b)	4,245,000	3,691,361
5.250% 12/15/27 (b)	25,000	23,531
		4,799,482
Insurance — 1.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	2,530,000	2,501,537

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (b)	$2,333,066	$2,154,268
		4,655,805
Internet — 0.9%
Getty Images, Inc.
9.750% 3/01/27 (b)	2,165,000	2,162,294
Millennium Escrow Corp.
6.625% 8/01/26 (b)	1,127,000	732,550
Uber Technologies, Inc.
4.500% 8/15/29 (b)	770,000	701,662
		3,596,506
Investment Companies — 0.3%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	1,179,000	1,149,713
Leisure Time — 1.9%
Carnival Corp.
7.625% 3/01/26 (b) (c)	651,000	594,389
5.750% 3/01/27 (b)	1,023,000	841,417
6.000% 5/01/29 (b)	1,597,000	1,271,404
NCL Corp. Ltd.
5.875% 3/15/26 (b)	781,000	663,850
5.875% 2/15/27 (b)	224,000	210,499
8.375% 2/01/28 (b)	668,000	670,290
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	620,000	502,349
Royal Caribbean Cruises Ltd.
4.250% 7/01/26 (b)	1,609,000	1,449,363
5.500% 8/31/26 (b)	601,000	562,265
5.500% 4/01/28 (b)	174,000	152,906
Viking Cruises Ltd.
7.000% 2/15/29 (b)	909,000	779,786
		7,698,518
Lodging — 1.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (b)	1,266,000	1,081,177
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	1,046,000	998,930
Travel & Leisure Co.
4.500% 12/01/29 (b)	1,000,000	866,068
4.625% 3/01/30 (b)	800,000	685,902
6.000% STEP 4/01/27	419,000	415,669
6.625% 7/31/26 (b)	1,839,000	1,846,145

	Principal Amount	Value
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	$968,000	$891,753
		6,785,644
Machinery – Diversified — 0.2%
Chart Industries, Inc.
7.500% 1/01/30 (b)	756,000	781,114
Media — 6.7%
Altice Financing SA
5.000% 1/15/28 (b)	1,105,000	910,631
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	3,376,000	2,640,437
4.500% 5/01/32	853,000	697,600
5.000% 2/01/28 (b)	939,000	866,228
5.375% 6/01/29 (b)	1,205,000	1,106,491
CSC Holdings LLC
4.625% 12/01/30 (b)	1,843,000	908,783
5.750% 1/15/30 (b)	670,000	352,772
7.500% 4/01/28 (b) (c)	800,000	510,000
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b) (c)	1,114,000	846,640
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (b)	2,160,000	1,944,967
DISH DBS Corp.
5.250% 12/01/26 (b)	392,000	310,660
5.750% 12/01/28 (b)	504,000	376,110
5.875% 11/15/24	981,000	873,090
7.375% 7/01/28	918,000	523,563
DISH Network Corp.
3.375% 8/15/26	3,231,000	1,663,965
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	1,881,000	1,248,984
iHeartCommunications, Inc.
8.375% 5/01/27 (c)	1,265,114	922,376
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	2,216,000	2,064,957
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	3,880,000	3,022,578
Univision Communications, Inc.
7.375% 6/30/30 (b)	514,000	485,956
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	250,000	214,953
5.500% 5/15/29 (b)	4,137,000	3,852,550
		26,344,291

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 2.0%
Arconic Corp.
6.125% 2/15/28 (b)	$1,627,000	$1,602,373
Compass Minerals International, Inc.
4.875% 7/15/24 (b)	1,164,000	1,105,415
Constellium SE
3.750% 4/15/29 (b) (c)	600,000	519,726
First Quantum Minerals Ltd.
6.875% 3/01/26 (b) (c)	1,420,000	1,377,346
7.500% 4/01/25 (b)	2,954,000	2,951,578
Novelis Corp.
3.250% 11/15/26 (b)	304,000	277,815
3.875% 8/15/31 (b)	313,000	259,399
		8,093,652
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	2,435,000	2,368,038
Oil & Gas — 10.1%
Apache Corp.
4.750% 4/15/43	816,000	609,960
5.100% 9/01/40	607,000	514,433
5.350% 7/01/49	910,000	702,197
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	1,359,000	1,293,619
Comstock Resources, Inc.
5.875% 1/15/30 (b)	733,000	629,755
6.750% 3/01/29 (b)	1,512,000	1,377,810
CVR Energy, Inc.
5.750% 2/15/28 (b)	1,222,000	1,121,356
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (b)	513,000	472,225
6.000% 4/15/30 (b)	443,000	408,274
6.000% 2/01/31 (b)	1,607,000	1,479,567
6.250% 11/01/28 (b)	2,052,000	1,947,301
Murphy Oil Corp.
6.375% 7/15/28	1,190,000	1,171,683
Nabors Industries Ltd.
7.250% 1/15/26 (b)	2,399,000	2,266,722
7.500% 1/15/28 (b)	909,000	837,808
Nabors Industries, Inc.
5.750% 2/01/25	387,000	374,906
7.375% 5/15/27 (b)	2,040,000	1,994,100
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	6,763,000	6,555,109
Occidental Petroleum Corp.
6.125% 1/01/31 (c)	1,607,000	1,667,937
6.200% 3/15/40	1,570,000	1,578,478

	Principal Amount	Value
6.375% 9/01/28	$2,015,000	$2,086,481
6.450% 9/15/36	1,040,000	1,090,887
6.600% 3/15/46	801,000	842,159
7.500% 5/01/31	707,000	779,750
Parkland Corp.
4.625% 5/01/30 (b)	795,000	706,755
5.875% 7/15/27 (b)	2,479,000	2,404,853
Range Resources Corp. Co.
8.250% 1/15/29	846,000	879,654
Southwestern Energy Co.
4.750% 2/01/32	380,000	335,536
5.375% 3/15/30	366,000	338,550
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	1,137,000	1,122,546
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	159,250	156,065
Transocean, Inc.
7.250% 11/01/25 (b)	1,205,000	1,138,725
7.500% 1/15/26 (b)	931,000	845,311
		39,730,512
Oil & Gas Services — 0.8%
Weatherford International Ltd.
6.500% 9/15/28 (b)	142,000	142,243
8.625% 4/30/30 (b)	2,835,000	2,900,375
		3,042,618
Packaging & Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, SERIES 144A, 144A,
4.000% 9/01/29 (b)	389,000	304,393
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (b)	538,000	517,825
8.750% 4/15/30 (b)	1,206,000	1,095,940
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	787,000	680,588
Graphic Packaging International LLC
3.500% 3/01/29 (b)	754,000	651,388
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	2,120,000	2,120,000
9.250% 4/15/27 (b)	1,077,000	995,137
Sealed Air Corp. / Sealed Air Corp. US
6.125% 2/01/28 (b)	419,000	422,142
Trident TPI Holdings, Inc.
9.250% 8/01/24 (b)	2,028,000	2,007,517
		8,794,930

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.3%
1375209 BC Ltd.
9.000% 1/30/28 (b)	$816,000	$809,880
AdaptHealth LLC
4.625% 8/01/29 (b)	1,000,000	832,615
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	1,347,000	794,730
9.000% 12/15/25 (b) (c)	870,000	692,365
11.000% 9/30/28 (b)	1,449,000	1,057,317
14.000% 10/15/30 (b)	286,000	161,004
Jazz Securities DAC
4.375% 1/15/29 (b)	1,247,000	1,144,123
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (b)	1,343,000	1,227,650
5.125% 4/30/31 (b)	1,230,000	1,091,800
Perrigo Finance Unlimited Co.
4.400% STEP 6/15/30	1,262,000	1,132,888
		8,944,372
Pipelines — 5.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (b)	1,838,000	1,729,816
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	2,124,000	1,909,157
EnLink Midstream LLC
5.375% 6/01/29	786,000	756,525
5.625% 1/15/28 (b)	449,000	440,020
EnLink Midstream Partners LP
4.150% 6/01/25	27,000	26,190
4.850% 7/15/26	277,000	266,612
5.050% 4/01/45	160,000	122,766
5.450% 6/01/47	706,000	562,668
5.600% 4/01/44	3,122,000	2,528,820
EQM Midstream Partners LP
4.500% 1/15/29 (b)	1,111,000	944,350
6.000% 7/01/25 (b)	339,000	335,132
6.500% 7/01/27 (b)	763,000	739,561
7.500% 6/01/27 (b)	832,000	835,311
7.500% 6/01/30 (b)	176,000	170,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.250% 5/15/26	290,000	276,804
6.500% 10/01/25	2,411,000	2,335,650
ITT Holdings LLC
6.500% 8/01/29 (b)	4,327,000	3,653,373

	Principal Amount	Value
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (b)	$2,530,000	$2,441,565
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	869,000	783,838
4.125% 8/15/31 (b)	994,000	873,309
Western Midstream Operating LP
5.450% 4/01/44	929,000	810,107
		22,542,074
Real Estate — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (b)	2,591,000	1,939,260
Real Estate Investment Trusts (REITS) — 2.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (b)	2,804,000	2,039,910
MPT Operating Partnership LP / MPT Finance Corp.
5.000% 10/15/27 (c)	1,252,000	1,029,770
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	1,238,000	1,129,243
4.000% 9/15/29 (b)	829,000	689,533
Service Properties Trust
3.950% 1/15/28	359,000	280,153
4.375% 2/15/30	568,000	423,836
4.950% 2/15/27	284,000	240,409
5.500% 12/15/27	949,000	847,893
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (b)	1,162,000	898,145
6.500% 2/15/29 (b)	560,000	341,600
		7,920,492
Retail — 3.6%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b)	993,000	888,735
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	582,330
6.875% 11/01/35	1,478,000	1,332,349
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (b)	3,200,000	2,512,000
Macy’s Retail Holdings LLC
5.875% 4/01/29 (b) (c)	261,000	241,422
5.875% 3/15/30 (b)	500,000	443,750
6.125% 3/15/32 (b)	553,000	486,800
Nordstrom, Inc.
5.000% 1/15/44 (c)	2,262,000	1,422,504

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sonic Automotive, Inc.
4.625% 11/15/29 (b) (c)	$1,085,000	$909,271
4.875% 11/15/31 (b)	448,000	361,074
Staples, Inc.
7.500% 4/15/26 (b)	1,049,000	917,340
10.750% 4/15/27 (b)	1,421,000	1,030,225
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	1,271,000	1,110,536
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (b)	2,169,000	1,936,630
		14,174,966
Semiconductors — 0.4%
Entegris Escrow Corp.
5.950% 6/15/30 (b)	1,567,000	1,518,893
Software — 1.3%
AthenaHealth Group, Inc.
6.500% 2/15/30 (b) (c)	2,494,000	2,018,624
Boxer Parent Co., Inc.
9.125% 3/01/26 (b)	158,000	153,213
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	1,205,000	1,046,859
6.500% 10/15/28 (b)	267,000	221,419
Open Text Holdings, Inc.
4.125% 2/15/30 (b)	218,000	186,898
4.125% 12/01/31 (b)	68,000	56,136
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	2,028,000	1,528,066
		5,211,215
Telecommunications — 5.7%
Altice France Holding SA
10.500% 5/15/27 (b)	494,000	377,910
Altice France SA
5.125% 7/15/29 (b)	2,356,000	1,772,890
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (b)	2,300,000	2,162,000
Frontier Communications Holdings LLC
5.000% 5/01/28 (b)	3,081,000	2,673,569
6.000% 1/15/30 (b) (c)	2,191,000	1,666,354
6.750% 5/01/29 (b) (c)	902,000	714,835
GoTo Group, Inc.
5.500% 9/01/27 (b)	760,000	390,131
Hughes Satellite Systems Corp.
6.625% 8/01/26	2,280,000	2,153,779
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (b)	1,079,000	989,152

	Principal Amount	Value
Sprint Capital Corp.
6.875% 11/15/28	$3,131,000	$3,370,521
8.750% 3/15/32	4,688,000	5,714,672
T-Mobile USA, Inc.
3.375% 4/15/29	804,000	734,049
		22,719,862
Transportation — 1.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	1,473,000	1,090,059
Seaspan Corp.
5.500% 8/01/29 (b)	3,997,000	3,116,956
		4,207,015

TOTAL CORPORATE DEBT (Cost $397,003,383)		357,197,191

TOTAL BONDS & NOTES (Cost $405,629,983)		364,495,824

	Number of Shares
MUTUAL FUNDS — 3.9%
Diversified Financial Services — 3.9%
State Street Navigator Securities Lending Government Money Market
Portfolio (d)	15,206,868	15,206,868

TOTAL MUTUAL FUNDS (Cost $15,206,868)		15,206,868

TOTAL LONG-TERM INVESTMENTS (Cost $420,836,851)		379,702,692

	Principal Amount
SHORT-TERM INVESTMENTS — 6.3%
Commercial Paper — 5.8%
Bayer Corp.
6.176% 9/14/23 (b)	$4,000,000	3,891,376
Dollar General Corp.
5.602% 4/14/23 (b)	4,000,000	3,991,950
The J M Smucker Co.
5.325% 4/03/23	3,000,000	2,998,730
Mosaic Co.
5.227% 4/06/23 (b)	4,000,000	3,996,593
Nutrien Ltd.
5.879% 4/21/23 (b)	3,000,000	2,990,812

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Suncor Energy, Inc.
5.543% 4/18/23 (b)	$2,000,000	$1,994,793
Transcanada Pipelines Ltd.
5.290% 5/16/23 (b)	3,000,000	2,979,377
		22,843,631
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	2,001,931	2,001,931

TOTAL SHORT-TERM INVESTMENTS (Cost $24,846,983)		24,845,562

TOTAL INVESTMENTS — 102.4% (Cost $445,683,834) (f)		404,548,254

Other Assets/(Liabilities) — (2.4)%		(9,310,292)

NET ASSETS — 100.0%		$395,237,962

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $299,515,168 or 75.78% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $17,103,173 or 4.33% of net assets. The Fund received $2,291,267 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $2,002,171. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $2,042,069.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.5%
Canada	3.4%
United Kingdom	3.2%
Cayman Islands	2.2%
Zambia	1.1%
Switzerland	0.9%
Hong Kong	0.8%
Luxembourg	0.6%
Australia	0.5%
Bermuda	0.5%
France	0.4%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 65.5%
COMMON STOCK — 65.5%
Basic Materials — 1.3%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	578	$166,007
Albemarle Corp.	129	28,514
Celanese Corp.	279	30,380
Dow, Inc.	2,565	140,613
DuPont de Nemours, Inc.	982	70,478
Ecolab, Inc.	421	69,688
International Flavors & Fragrances, Inc.	113	10,392
Linde PLC	1,552	551,643
LyondellBasell Industries NV Class A	2,557	240,077
PPG Industries, Inc.	315	42,078
The Sherwin-Williams Co.	336	75,523
		1,425,393
Forest Products & Paper — 0.0%
International Paper Co.	1,164	41,974
Mining — 0.1%
Newmont Corp.	1,136	55,687
		1,523,054
Communications — 4.5%
Advertising — 0.1%
Omnicom Group, Inc.	950	89,623
Internet — 1.0%
Booking Holdings, Inc. (a)	158	419,081
CDW Corp.	423	82,438
eBay, Inc.	1,774	78,712
Gen Digital, Inc.	1,249	21,433
MercadoLibre, Inc. (a)	109	143,668
Netflix, Inc. (a)	520	179,650
Okta, Inc. (a)	74	6,382
Palo Alto Networks, Inc. (a)	845	168,780
VeriSign, Inc. (a)	623	131,659
		1,231,803
Media — 0.5%
Fox Corp. Class A	4,595	156,460
Liberty Media Corp-Liberty Formula One Class C (a)	1,691	126,537
Paramount Global Class B	1,062	23,693
The Walt Disney Co. (a)	2,945	294,883
		601,573
Telecommunications — 2.9%
Arista Networks, Inc. (a)	401	67,312
AT&T, Inc.	55,844	1,074,997
Cisco Systems, Inc.	16,326	853,442

	Number of Shares	Value
Corning, Inc.	1,895	$66,856
Motorola Solutions, Inc.	594	169,961
Verizon Communications, Inc.	29,071	1,130,571
		3,363,139
		5,286,138
Consumer, Cyclical — 6.7%
Apparel — 0.3%
NIKE, Inc. Class B	2,761	338,609
VF Corp.	353	8,087
		346,696
Auto Manufacturers — 0.2%
Cummins, Inc.	1,047	250,107
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	643	72,138
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	1,772	133,272
W.W. Grainger, Inc.	309	212,842
		346,114
Leisure Time — 0.0%
Carnival Corp. (a)	503	5,106
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	713	100,440
Las Vegas Sands Corp. (a)	1,150	66,068
Marriott International, Inc. Class A	666	110,583
		277,091
Retail — 5.6%
AutoZone, Inc. (a)	234	575,207
Best Buy Co., Inc.	1,123	87,897
CarMax, Inc. (a)	160	10,285
Chipotle Mexican Grill, Inc. (a)	115	196,453
Costco Wholesale Corp.	2,284	1,134,851
Dollar General Corp.	2,538	534,148
Dollar Tree, Inc. (a)	838	120,295
Genuine Parts Co.	1,390	232,561
The Home Depot, Inc.	4,701	1,387,359
Lowe’s Cos., Inc.	4,787	957,256
Lululemon Athletica, Inc. (a)	369	134,386
Ross Stores, Inc.	1,022	108,465
Target Corp.	1,290	213,663
The TJX Cos., Inc.	5,356	419,696
Ulta Beauty, Inc. (a)	323	176,251
Walgreens Boots Alliance, Inc.	1,574	54,429
Yum! Brands, Inc.	1,606	212,121
		6,555,323
		7,852,575

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 16.7%
Beverages — 2.1%
Brown-Forman Corp. Class B	935	$60,093
The Coca-Cola Co.	10,982	681,214
Constellation Brands, Inc. Class A	955	215,725
Keurig Dr Pepper, Inc.	3,655	128,948
Monster Beverage Corp. (a)	1,434	77,450
PepsiCo, Inc.	7,231	1,318,211
		2,481,641
Biotechnology — 1.6%
Amgen, Inc.	2,207	533,542
Biogen, Inc. (a)	353	98,145
BioMarin Pharmaceutical, Inc. (a)	181	17,600
Gilead Sciences, Inc.	5,932	492,178
Illumina, Inc. (a)	72	16,744
Incyte Corp. (a)	484	34,979
Regeneron Pharmaceuticals, Inc. (a)	314	258,004
Vertex Pharmaceuticals, Inc. (a)	1,397	440,153
		1,891,345
Commercial Services — 1.1%
Automatic Data Processing, Inc.	2,085	464,184
Block, Inc. (a)	439	30,137
Cintas Corp.	263	121,685
Global Payments, Inc.	1,658	174,488
Moody’s Corp.	258	78,953
PayPal Holdings, Inc. (a)	3,366	255,614
S&P Global, Inc.	360	124,117
Verisk Analytics, Inc.	411	78,854
		1,328,032
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	4,869	365,905
The Estee Lauder Cos., Inc. Class A	295	72,706
The Procter & Gamble Co.	10,608	1,577,304
		2,015,915
Food — 2.1%
Campbell Soup Co.	2,693	148,061
General Mills, Inc.	8,689	742,562
The Hershey Co.	1,794	456,412
Hormel Foods Corp.	1,474	58,783
Kellogg Co.	3,519	235,632
The Kroger Co.	5,968	294,640
McCormick & Co., Inc.	244	20,303
Mondelez International, Inc. Class A	5,890	410,651
Sysco Corp.	650	50,200
		2,417,244
Health Care – Products — 1.5%
Abbott Laboratories	3,731	377,801

	Number of Shares	Value
Align Technology, Inc. (a)	38	$12,697
Baxter International, Inc.	574	23,281
Boston Scientific Corp. (a)	2,129	106,514
Danaher Corp.	976	245,991
Edwards Lifesciences Corp. (a)	663	54,850
IDEXX Laboratories, Inc. (a)	66	33,005
Intuitive Surgical, Inc. (a)	274	69,999
Medtronic PLC	2,975	239,845
ResMed, Inc.	117	25,622
Thermo Fisher Scientific, Inc.	760	438,041
Waters Corp. (a)	91	28,176
West Pharmaceutical Services, Inc.	51	17,670
Zimmer Biomet Holdings, Inc.	374	48,321
		1,721,813
Health Care – Services — 2.3%
Centene Corp. (a)	979	61,882
Elevance Health, Inc.	928	426,704
HCA Healthcare, Inc.	447	117,865
Humana, Inc.	635	308,267
IQVIA Holdings, Inc. (a)	203	40,375
Laboratory Corp. of America Holdings	177	40,607
Quest Diagnostics, Inc.	415	58,714
UnitedHealth Group, Inc.	3,498	1,653,120
		2,707,534
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	551	48,714
The Clorox Co.	383	60,606
Kimberly-Clark Corp.	1,240	166,433
		275,753
Pharmaceuticals — 4.1%
AbbVie, Inc.	3,684	587,119
AmerisourceBergen Corp.	373	59,721
Becton Dickinson & Co.	536	132,681
Bristol-Myers Squibb Co.	8,294	574,857
Cardinal Health, Inc.	1,015	76,633
The Cigna Corp.	2,020	516,171
CVS Health Corp.	6,306	468,599
DexCom, Inc. (a)	290	33,692
McKesson Corp.	912	324,718
Merck & Co., Inc.	12,824	1,364,345
Pfizer, Inc.	13,106	534,725
Zoetis, Inc.	519	86,382
		4,759,643
		19,598,920
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	545	114,603

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 1.7%
Hess Corp.	1,439	$190,437
Marathon Petroleum Corp.	7,215	972,799
Phillips 66	2,148	217,764
Valero Energy Corp.	4,312	601,955
		1,982,955
Oil & Gas Services — 0.3%
Baker Hughes Co.	2,723	78,586
Halliburton Co.	2,341	74,069
Schlumberger NV	4,271	209,706
		362,361
Pipelines — 0.7%
Cheniere Energy, Inc.	959	151,138
Kinder Morgan, Inc.	21,500	376,465
ONEOK, Inc.	1,247	79,234
The Williams Cos., Inc.	7,804	233,028
		839,865
		3,299,784
Financial — 8.3%
Banks — 1.2%
The Bank of New York Mellon Corp.	4,590	208,570
Fifth Third Bancorp	1,601	42,651
First Republic Bank	286	4,001
The Goldman Sachs Group, Inc.	1,215	397,439
KeyCorp.	2,628	32,903
Morgan Stanley	3,468	304,490
Northern Trust Corp.	326	28,730
The PNC Financial Services Group, Inc.	1,149	146,038
Regions Financial Corp.	3,658	67,892
State Street Corp.	1,171	88,633
Truist Financial Corp.	2,820	96,162
		1,417,509
Diversified Financial Services — 2.6%
American Express Co.	2,154	355,302
Ameriprise Financial, Inc.	344	105,436
BlackRock, Inc.	338	226,162
The Charles Schwab Corp.	1,586	83,075
CME Group, Inc.	657	125,829
Discover Financial Services	1,358	134,225
Franklin Resources, Inc.	1,266	34,106
Intercontinental Exchange, Inc.	1,125	117,326
Nasdaq, Inc.	1,524	83,317
Synchrony Financial	4,195	121,990
T. Rowe Price Group, Inc.	914	103,191
Visa, Inc. Class A	6,682	1,506,524
		2,996,483

	Number of Shares	Value
Insurance — 2.9%
Aflac, Inc.	2,629	$169,623
The Allstate Corp.	1,602	177,518
American International Group, Inc.	4,030	202,951
Aon PLC Class A	835	263,267
Arthur J Gallagher & Co.	1,198	229,189
Chubb Ltd.	2,393	464,673
The Hartford Financial Services Group, Inc.	1,756	122,376
Marsh & McLennan Cos., Inc.	2,565	427,201
MetLife, Inc.	3,246	188,073
Principal Financial Group, Inc.	1,544	114,750
The Progressive Corp.	3,771	539,479
Prudential Financial, Inc.	1,087	89,938
The Travelers Cos., Inc.	2,032	348,305
Willis Towers Watson PLC	487	113,169
		3,450,512
Private Equity — 0.0%
KKR & Co., Inc.	303	15,914
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	757	55,117
Real Estate Investment Trusts (REITS) — 1.5%
Alexandria Real Estate Equities, Inc.	406	50,990
American Tower Corp.	940	192,080
AvalonBay Communities, Inc.	357	59,997
Boston Properties, Inc.	302	16,344
Crown Castle, Inc.	1,138	152,310
Digital Realty Trust, Inc.	578	56,823
Equinix, Inc.	269	193,960
Equity Residential	903	54,180
Essex Property Trust, Inc.	167	34,926
Extra Space Storage, Inc.	422	68,756
Healthpeak Properties, Inc.	867	19,048
Prologis, Inc.	1,509	188,278
Public Storage	850	256,819
Realty Income Corp.	1,668	105,618
SBA Communications Corp.	278	72,578
Simon Property Group, Inc.	361	40,421
Ventas, Inc.	555	24,059
VICI Properties, Inc.	3,947	128,751
Welltower, Inc.	668	47,889
		1,763,827
		9,699,362
Industrial — 4.7%
Building Materials — 0.4%
Carrier Global Corp.	2,355	107,741
Johnson Controls International PLC	2,123	127,847
Trane Technologies PLC	704	129,522

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vulcan Materials Co.	275	$47,179
		412,289
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	682	99,115
Electronics — 0.9%
Agilent Technologies, Inc.	597	82,589
Amphenol Corp. Class A	2,187	178,721
Garmin Ltd.	348	35,120
Honeywell International, Inc.	2,164	413,584
Keysight Technologies, Inc. (a)	871	140,649
Mettler-Toledo International, Inc. (a)	61	93,343
TE Connectivity Ltd.	1,193	156,462
		1,100,468
Environmental Controls — 0.8%
Republic Services, Inc.	1,818	245,830
Waste Connections, Inc.	1,544	214,724
Waste Management, Inc.	2,885	470,746
		931,300
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	115	9,267
Machinery – Diversified — 0.5%
Deere & Co.	808	333,607
Dover Corp.	325	49,380
Otis Worldwide Corp.	1,667	140,695
Rockwell Automation, Inc.	226	66,320
		590,002
Miscellaneous - Manufacturing — 0.3%
Eaton Corp. PLC	1,264	216,574
Illinois Tool Works, Inc.	761	185,265
		401,839
Packaging & Containers — 0.1%
Amcor PLC	7,525	85,634
Ball Corp.	272	14,990
		100,624
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	1,542	153,229
CSX Corp.	10,163	304,280
Expeditors International of Washington, Inc.	1,684	185,442
FedEx Corp.	810	185,077
Norfolk Southern Corp.	887	188,044
Union Pacific Corp.	2,289	460,684
United Parcel Service, Inc. Class B	2,197	426,196
		1,902,952
		5,547,856

	Number of Shares	Value
Technology — 18.2%
Computers — 6.8%
Accenture PLC Class A	2,395	$684,515
Apple, Inc.	36,338	5,992,136
Cognizant Technology Solutions Corp. Class A	1,766	107,602
Crowdstrike Holdings, Inc. Class A (a)	338	46,394
Fortinet, Inc. (a)	1,895	125,942
Hewlett Packard Enterprise Co.	5,853	93,238
HP, Inc.	4,958	145,517
International Business Machines Corp.	5,347	700,938
NetApp, Inc.	523	33,394
Seagate Technology Holdings PLC	504	33,325
Western Digital Corp. (a)	532	20,040
		7,983,041
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	84	26,712
Semiconductors — 3.6%
Advanced Micro Devices, Inc. (a)	1,455	142,604
Applied Materials, Inc.	2,214	271,946
Broadcom, Inc.	1,600	1,026,464
Intel Corp.	5,733	187,297
KLA Corp.	692	276,226
Lam Research Corp.	398	210,988
Micron Technology, Inc.	3,526	212,759
NVIDIA Corp.	2,887	801,922
Texas Instruments, Inc.	5,692	1,058,769
		4,188,975
Software — 7.8%
Adobe, Inc. (a)	1,354	521,791
Akamai Technologies, Inc. (a)	843	66,007
ANSYS, Inc. (a)	177	58,906
Autodesk, Inc. (a)	671	139,675
Cadence Design Systems, Inc. (a)	1,502	315,555
DocuSign, Inc. (a)	225	13,118
Electronic Arts, Inc.	1,986	239,214
Fidelity National Information Services, Inc.	2,748	149,299
Fiserv, Inc. (a)	2,613	295,347
HubSpot, Inc. (a)	48	20,580
Intuit, Inc.	831	370,485
Microsoft Corp.	16,783	4,838,539
MSCI, Inc.	171	95,707
Oracle Corp.	6,332	588,369
Paychex, Inc.	995	114,017
Salesforce, Inc. (a)	2,730	545,399
ServiceNow, Inc. (a)	480	223,066
Snowflake, Inc. Class A (a)	244	37,647

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Splunk, Inc. (a)	144	$13,807
Synopsys, Inc. (a)	622	240,247
Unity Software, Inc. (a)	119	3,860
Veeva Systems, Inc. Class A (a)	147	27,017
VMware, Inc. Class A (a)	953	118,982
Workday, Inc. Class A (a)	377	77,866
Zoom Video Communications, Inc. Class A (a)	385	28,428
		9,142,928
		21,341,656
Utilities — 2.3%
Electric — 2.2%
Ameren Corp.	967	83,539
American Electric Power Co., Inc.	3,028	275,518
Avangrid, Inc.	129	5,144
CMS Energy Corp.	637	39,099
Consolidated Edison, Inc.	2,790	266,919
Dominion Energy, Inc.	1,949	108,969
DTE Energy Co.	809	88,618
Duke Energy Corp.	3,397	327,709
Edison International	1,462	103,202
Entergy Corp.	594	63,997
Eversource Energy	1,473	115,277
Exelon Corp.	2,648	110,925
FirstEnergy Corp.	2,197	88,012
NextEra Energy, Inc.	4,239	326,742
Public Service Enterprise Group, Inc.	1,677	104,729
Sempra Energy	781	118,056
WEC Energy Group, Inc.	1,971	186,831
Xcel Energy, Inc.	2,507	169,072
		2,582,358
Water — 0.1%
American Water Works Co., Inc.	467	68,411
		2,650,769

TOTAL COMMON STOCK (Cost $73,046,527)		76,800,114

TOTAL EQUITIES (Cost $73,046,527)		76,800,114

	Principal Amount	Value
BONDS & NOTES — 36.5%
CORPORATE DEBT — 10.9%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	$33,770
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	12,019
3.250% 8/15/26	47,000	44,542
Cargill, Inc.
3.125% 5/25/51 (b)	74,000	54,208
		144,539
Airlines — 0.1%
American Airlines 2021-1 Class A Pass Through Trust
2.875% 1/11/36	67,150	55,198
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	76,078	74,778
		129,976
Auto Manufacturers — 0.1%
PACCAR Financial Corp.
4.600% 1/10/28	91,000	91,590
Banks — 2.7%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (b)	225,000	173,597
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	162,000	122,127
SOFR + 1.330% 2.972% VRN 2/04/33	66,000	55,535
SOFR + 1.580% 3.311% VRN 4/22/42	65,000	50,201
4.183% 11/25/27	41,000	39,530
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	23,000	20,555
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	18,000	17,312
4.750% 4/21/45	63,000	58,302
5 year CMT + 3.231% 6.125% VRN (c)	162,000	158,382
7.750% 5/14/38	20,000	23,923
The Bank of New York Mellon Corp. 5 year CMT + 2.630%
3.750% VRN (c)	156,000	128,638
The Bank of Nova Scotia
4.500% 12/16/25	36,000	35,280
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	55,000	51,353
4.450% 9/29/27	27,000	26,170

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 2.086% 4.910% VRN 5/24/33	$71,000	$69,641
5.500% 9/13/25	54,000	53,762
5.875% 1/30/42	18,000	19,007
6.000% 10/31/33	16,000	16,449
6.625% 6/15/32	14,000	14,996
8.125% 7/15/39	14,000	18,019
Cooperatieve Rabobank UA 1 year CMT + .550%
1.106% VRN 2/24/27 (b)	250,000	220,965
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	202,735
SOFR + 1.090% 1.992% VRN 1/27/32	135,000	107,543
4.250% 10/21/25	32,000	31,049
5.950% 1/15/27	72,000	74,096
6.750% 10/01/37	32,000	34,568
JP Morgan Chase & Co.
3 mo. USD LIBOR + 1.160% 3.702% VRN 5/06/30	320,000	297,174
5.600% 7/15/41	41,000	42,566
KeyBank NA/Cleveland OH
3.900% 4/13/29	356,000	302,682
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	157,802
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	203,000	154,113
SOFR + 1.485% 3.217% VRN 4/22/42	44,000	33,879
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	79,000	76,117
National Australia Bank Ltd.
6.429% 1/12/33 (b)	80,000	82,245
The PNC Financial Services Group, Inc.
SOFR + 1.850% 4.626% VRN 6/06/33	108,000	99,467
SOFR + 1.933% 5.068% VRN 1/24/34	54,000	53,233
US Bancorp SOFR + 1.600%
4.839% VRN 2/01/34	79,000	76,622
		3,199,635
Biotechnology — 0.5%
Amgen, Inc.
2.200% 2/21/27	347,000	319,437
5.250% 3/02/33	54,000	55,441
5.650% 3/02/53	77,000	79,668

	Principal Amount	Value
CSL Finance PLC
4.250% 4/27/32 (b)	$65,000	$62,943
4.750% 4/27/52 (b)	27,000	25,361
		542,850
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (b)	21,000	20,118
Moody’s Corp.
4.250% 2/01/29	209,000	203,442
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	19,645
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	79,037
		322,242
Computers — 0.2%
Apple, Inc.
1.650% 5/11/30	46,000	39,135
2.650% 5/11/50	27,000	18,954
3.000% 6/20/27	177,000	170,837
		228,926
Diversified Financial Services — 0.4%
Air Lease Corp.
2.200% 1/15/27	64,000	56,686
Ally Financial, Inc.
2.200% 11/02/28	59,000	46,931
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	91,952
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (c)	93,000	72,658
CI Financial Corp.
3.200% 12/17/30	65,000	50,032
LSEGA Financing PLC
1.375% 4/06/26 (b)	218,000	194,403
		512,662
Electric — 0.1%
Nevada Power Co.
6.650% 4/01/36	20,000	22,732
Xcel Energy, Inc.
6.500% 7/01/36	99,000	110,137
		132,869
Electronics — 0.2%
Vontier Corp.
2.400% 4/01/28	219,000	184,045
Entertainment — 0.1%
Magallanes, Inc. Co.
5.391% 3/15/62 (b)	37,000	29,643

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Warnermedia Holdings, Inc.
5.141% 3/15/52 (b)	$49,000	$39,563
		69,206
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	28,427
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	169,103
General Mills, Inc.
3.000% 2/01/51	112,000	81,292
4.950% 3/29/33	48,000	48,671
Ingredion, Inc.
3.200% 10/01/26	25,000	23,788
Mars, Inc.
3.950% 4/01/49 (b)	67,000	57,510
		380,364
Health Care – Services — 0.6%
HCA, Inc.
5.000% 3/15/24	328,000	326,055
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	80,367
3.002% 6/01/51	80,000	56,054
Mayo Clinic
3.196% 11/15/61	106,000	74,294
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	56,282
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	25,082
5.050% 4/15/53	20,000	20,132
5.875% 2/15/53	25,000	28,058
		666,324
Insurance — 0.6%
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	95,399
Arch Capital Finance LLC
5.031% 12/15/46	27,000	24,553
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	36,440
Athene Holding Ltd.
3.950% 5/25/51	16,000	10,971
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	43,763
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	33,580

	Principal Amount	Value
Jackson Financial, Inc.
5.170% 6/08/27	$78,000	$77,743
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	16,421
New York Life Global Funding
4.550% 1/28/33 (b)	47,000	46,472
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	18,494
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	18,000	14,662
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	41,000	40,261
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	92,318
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	43,374
3.900% 5/15/29	54,000	50,850
USF&G Capital I
8.500% 12/15/45 (b)	35,000	39,852
		685,153
Internet — 0.1%
Alphabet, Inc.
2.250% 8/15/60	32,000	19,502
Prosus NV
3.832% 2/08/51 (b)	233,000	148,950
		168,452
Investment Companies — 0.1%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	136,562
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	81,461
3.850% 4/01/61	80,000	49,699
6.484% 10/23/45	32,000	30,276
Comcast Corp.
2.937% 11/01/56	43,000	28,475
3.400% 7/15/46	41,000	31,741
3.969% 11/01/47	23,000	19,335
Discovery Communications LLC
3.950% 3/20/28	56,000	52,373
FactSet Research Systems, Inc.
3.450% 3/01/32	67,000	58,328
Time Warner Cable, Inc.
6.750% 6/15/39	27,000	26,562

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Walt Disney Co.
3.600% 1/13/51	$58,000	$46,833
		425,083
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	68,347
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (c)	58,000	55,239
		123,586
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	48,000	43,512
Sealed Air Corp.
1.573% 10/15/26 (b)	44,000	38,431
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	43,680
WRKCo, Inc.
3.000% 6/15/33	27,000	22,114
4.650% 3/15/26	192,000	189,943
		337,680
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.700% 5/14/45	67,000	62,687
Becton Dickinson & Co.
4.685% 12/15/44	21,000	19,506
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	25,024
The Cigna Corp.
4.800% 7/15/46	27,000	24,794
CVS Health Corp.
6.125% 9/15/39	8,000	8,431
Eli Lilly & Co.
4.950% 2/27/63	33,000	33,738
		174,180
Pipelines — 1.0%
Enbridge, Inc.
2.500% 8/01/33	190,000	152,840
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	41,000	34,671
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	27,000	21,673
Kinder Morgan, Inc.
3.250% 8/01/50	100,000	66,047
4.800% 2/01/33	77,000	74,248
MPLX LP
1.750% 3/01/26	365,000	332,838

	Principal Amount	Value
4.500% 4/15/38	$27,000	$23,989
5.650% 3/01/53	7,000	6,709
ONEOK, Inc.
6.350% 1/15/31	200,000	208,841
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	96,406
The Williams Cos., Inc.
3.500% 10/15/51	45,000	31,766
4.650% 8/15/32	84,000	80,909
5.300% 8/15/52	40,000	37,551
		1,168,488
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	121,000	96,273
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	62,351
5.150% 4/15/53	20,000	18,267
American Tower Corp.
1.600% 4/15/26	96,000	86,749
2.700% 4/15/31	119,000	99,136
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	20,603
Crown Castle International Corp.
2.500% 7/15/31	88,000	73,827
3.700% 6/15/26	243,000	233,862
Crown Castle, Inc.
5.200% 2/15/49	11,000	10,234
Extra Space Storage LP
2.350% 3/15/32	65,000	51,015
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	70,880
Kimco Realty OP LLC
2.250% 12/01/31	58,000	45,435
Kite Realty Group LP
4.000% 10/01/26	110,000	103,740
Realty Income Corp.
4.850% 3/15/30	30,000	29,537
		905,636
Retail — 0.8%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	11,218
3.900% 4/15/30	323,000	293,984
AutoZone, Inc.
1.650% 1/15/31	41,000	32,619
Dollar General Corp.
4.250% 9/20/24	83,000	81,977

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Home Depot, Inc.
2.375% 3/15/51	$48,000	$30,109
2.700% 4/15/30	97,000	87,587
Lowe’s Cos., Inc.
3.000% 10/15/50	90,000	59,509
McDonald’s Corp.
3.300% 7/01/25	182,000	178,108
Starbucks Corp.
4.450% 8/15/49	86,000	77,284
Target Corp.
4.800% 1/15/53	39,000	38,130
		890,525
Semiconductors — 0.3%
Microchip Technology, Inc.
0.983% 9/01/24	49,000	46,235
Micron Technology, Inc.
2.703% 4/15/32	75,000	60,020
4.185% 2/15/27	200,000	193,330
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	32,316
		331,901
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	28,735
Microsoft Corp.
2.921% 3/17/52	80,000	60,584
Oracle Corp.
3.600% 4/01/40	197,000	152,592
5.550% 2/06/53	15,000	14,233
6.900% 11/09/52	53,000	59,148
Workday, Inc.
3.800% 4/01/32	50,000	45,741
		361,033
Telecommunications — 0.2%
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	80,352
Verizon Communications, Inc.
3.700% 3/22/61	47,000	34,896
3.875% 2/08/29	180,000	173,705
		288,953
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	16,762

TOTAL CORPORATE DEBT (Cost $15,009,591)		12,743,922

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	$150,000	$132,691
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (b)	234,000	214,780
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	128,660
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	64,320
		540,451
Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	29,000	24,484
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	27,784
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	20,199
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	45,012
Benchmark Mortgage Trust
Series 2019-B14, Class AS, 3.352% 12/15/62	150,000	127,928
Series 2019-B9, Class AAB, 3.933% 3/15/52	274,000	259,378
BX Commercial Mortgage Trust
Series 2021-VOLT , Class C, 1 mo. USD LIBOR + .700% 5.384% FRN 9/15/36 (b)	115,000	110,579
Series 2021-VOLT , Class C, 1 mo. USD LIBOR + 1.100% 5.784% FRN 9/15/36 (b)	100,000	94,249
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.169% VRN 10/12/50 (d)	70,000	57,847
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.543% VRN 10/10/47 (d)	100,000	92,481
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.911% 2/13/53	140,000	120,615
Series 2017-GS6, Class B, 3.869% 5/10/50	79,000	69,226

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust
Series 2021-BMR , Class A, 1 mo. USD Term SOFR + .814% 5.642% FRN 3/15/38 (b)	$98,297	$95,379
Series 2021-BMR , Class B, 1 mo. USD Term SOFR + .994% 5.822% FRN 3/15/38 (b)	98,297	93,905
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	17,301
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	27,653
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	8,685
		1,292,705
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	113,402
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	150,000	139,546
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	204,516	184,327
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	99,813	85,313
		522,588
Whole Loan Collateral Collateralized Mortgage Obligations — 1.8%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	234,380	198,842
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	240,369	212,762
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	132,404	107,593
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	108,585	91,873
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	217,276	216,028
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	229,086	198,242
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (b) (d)	147,621	122,116

	Principal Amount	Value
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.520% VRN 5/25/52 (b) (d)	$246,354	$203,635
Series 2022-8, Class A4A, 4.000% VRN 1/25/53 (b) (d)	153,696	144,445
Onslow Bay Financial LLC, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	224,113	191,442
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	249,655	210,274
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	271,574	235,343
		2,132,595

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,113,052)		4,488,339

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 9.9%
Pass-Through Securities — 9.9%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	509,701	421,389
Pool #SD8212 2.500% 5/01/52	758,009	653,687
Pool #SD8174 3.000% 10/01/51	421,971	379,058
Pool #RA7484 4.000% 6/01/52	454,824	435,357
Pool #SD1351 4.500% 7/01/52	407,600	399,432
Pool #SD1628 5.000% 9/01/52	413,184	413,525
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	493,031	407,608
Pool #CB1782 2.000% 10/01/51	747,084	617,643
Pool #MA4562 2.000% 3/01/52	949,846	784,977
Pool #MA4361 2.500% 6/01/36	296,456	275,362
Pool #CB2074 2.500% 11/01/51	388,382	335,052
Pool #FS2635 2.500% 5/01/52	468,959	405,737
Pool #BO7245 3.000% 1/01/50	287,424	259,760
Pool #FS2600 3.000% 5/01/52	487,582	438,826
Pool #BU8819 3.500% 5/01/52	480,228	446,061
Pool #CB3859 4.000% 6/01/52	239,544	229,291
Pool #CB4404 5.000% 8/01/52	410,187	409,884
Federal National Mortgage Association TBA 4.000% 4/13/53 (f)	750,000	716,836
Uniform Mortgage Backed Securities TBA
2.000% 4/17/38 (f)	1,500,000	1,353,750
2.500% 4/13/53 (f)	485,000	417,972
3.000% 4/13/53 (f)	400,000	358,562
3.500% 4/13/53 (f)	1,000,000	928,437

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 4/13/53 (f)	$511,000	$500,381
		11,588,587

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,044,369)		11,588,587

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds & Notes — 11.9%
U.S. Treasury Bond
2.250% 8/15/49	873,900	654,061
3.875% 2/15/43	1,448,200	1,458,633
4.000% 11/15/52	897,600	948,526
U.S. Treasury Note
0.375% 4/30/25	1,243,600	1,152,894
2.750% 4/30/27	1,700,000	1,636,818
2.875% 4/30/29	1,050,000	1,006,998
3.500% 1/31/30	200,000	199,011
3.500% 2/15/33	1,447,200	1,448,324
4.000% 2/29/28	1,120,500	1,139,675
4.000% 2/28/30	1,394,400	1,430,199
4.625% 2/28/25	1,745,600	1,761,473
4.625% 3/15/26	1,026,400	1,048,970
		13,885,582

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,025,985)		13,885,582

TOTAL BONDS & NOTES (Cost $46,192,997)		42,706,430

TOTAL LONG-TERM INVESTMENTS (Cost $119,239,524)		119,506,544

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	1,761,432	1,761,432
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
4.535% 5/11/23 (h) (i)	8,000	7,961
4.540% 5/11/23 (h) (i)	1,000	995
4.542% 5/11/23 (h) (i)	4,000	3,981
4.544% 5/11/23 (h) (i)	92,000	91,553

	Principal Amount	Value
4.767% 5/11/23 (h) (i)	$4,000	$3,981
		108,471

TOTAL SHORT-TERM INVESTMENTS (Cost $1,869,900)		1,869,903

TOTAL INVESTMENTS — 103.6% (Cost $121,109,424) (j)		121,376,447

Other Assets/(Liabilities) — (3.6)%		(4,167,627)

NET ASSETS — 100.0%		$117,208,820

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $4,880,596 or 4.16% of net assets.

(c)	Security is perpetual and has no stated maturity date.
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Maturity value of $1,761,643. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,796,734.

(h)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	The rate shown represents yield-to-maturity.
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	6/21/23	16	$(1,788,214)	$(50,536)
U.S. Treasury Ultra 10 Year	6/21/23	11	(1,289,212)	(43,335)
U.S. Treasury Note 5 Year	6/30/23	7	(750,627)	(15,928)
				$(109,799)

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Basic Materials — 2.6%
Chemicals — 1.6%
Albemarle Corp.	2,574	$568,957
LyondellBasell Industries NV Class A	2,315	217,355
The Mosaic Co.	2,835	130,070
PPG Industries, Inc.	697	93,105
Westlake Corp.	1,207	139,988
		1,149,475
Iron & Steel — 1.0%
Nucor Corp.	2,404	371,346
Reliance Steel & Aluminum Co.	1,073	275,482
Steel Dynamics, Inc.	975	110,234
		757,062
		1,906,537
Communications — 8.8%
Advertising — 1.2%
Omnicom Group, Inc.	9,782	922,834
Internet — 3.8%
F5, Inc. (a)	944	137,531
GoDaddy, Inc. Class A (a)	3,685	286,398
Meta Platforms, Inc. Class A (a)	9,781	2,072,985
Okta, Inc. (a)	3,140	270,794
		2,767,708
Media — 1.1%
Altice USA, Inc. Class A (a)	23,987	82,036
DISH Network Corp. Class A (a)	8,280	77,252
Liberty Media Corp-Liberty Formula One Class C (a)	2,370	177,347
Paramount Global Class B	10,303	229,860
Warner Bros Discovery, Inc. (a)	17,941	270,909
		837,404
Telecommunications — 2.7%
Cisco Systems, Inc.	30,163	1,576,771
Frontier Communications Parent, Inc. (a)	12,754	290,408
Lumen Technologies, Inc.	48,658	128,944
		1,996,123
		6,524,069
Consumer, Cyclical — 7.0%
Airlines — 0.2%
American Airlines Group, Inc. (a)	9,130	134,667
Apparel — 0.2%
Capri Holdings Ltd. (a)	2,533	119,051
Auto Manufacturers — 0.1%
Cummins, Inc.	299	71,425

	Number of Shares	Value
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	7,535	$370,044
Distribution & Wholesale — 0.5%
Core & Main, Inc. Class A (a)	9,439	218,041
WESCO International, Inc.	1,192	184,212
		402,253
Entertainment — 0.2%
Penn Entertainment, Inc. (a)	5,202	154,291
Leisure Time — 0.4%
Brunswick Corp.	1,978	162,196
Polaris, Inc.	982	108,639
		270,835
Retail — 4.9%
Advance Auto Parts, Inc.	1,323	160,890
AutoNation, Inc. (a)	1,752	235,399
Genuine Parts Co.	706	118,121
Lithia Motors, Inc.	325	74,402
Macy’s, Inc.	5,359	93,729
McDonald’s Corp.	4,467	1,249,018
Penske Automotive Group, Inc.	663	94,020
Walmart, Inc.	10,799	1,592,312
		3,617,891
		5,140,457
Consumer, Non-cyclical — 24.0%
Agriculture — 1.1%
Altria Group, Inc.	6,707	299,266
Philip Morris International, Inc.	5,166	502,394
		801,660
Beverages — 1.3%
PepsiCo, Inc.	5,152	939,210
Biotechnology — 1.2%
United Therapeutics Corp. (a)	1,191	266,736
Vertex Pharmaceuticals, Inc. (a)	1,953	615,332
		882,068
Commercial Services — 2.6%
Avis Budget Group, Inc. (a)	518	100,906
Clarivate PLC (a)	17,294	162,391
Dun & Bradstreet Holdings, Inc.	5,771	67,752
Global Payments, Inc.	3,967	417,487
Robert Half International, Inc.	1,483	119,485
United Rentals, Inc.	2,073	820,410
WEX, Inc. (a)	1,176	216,255
		1,904,686
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	2,852	214,328

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Procter & Gamble Co.	10,055	$1,495,078
		1,709,406
Food — 2.9%
Campbell Soup Co.	4,519	248,454
General Mills, Inc.	6,767	578,308
Kellogg Co.	9,323	624,268
Mondelez International, Inc. Class A	10,419	726,413
		2,177,443
Health Care – Products — 3.0%
The Cooper Cos., Inc.	407	151,958
Danaher Corp.	5,138	1,294,981
Exact Sciences Corp. (a)	3,059	207,431
Hologic, Inc. (a)	4,664	376,385
Quidelortho Corp. (a)	1,738	154,838
		2,185,593
Health Care – Services — 2.7%
Centene Corp. (a)	1,849	116,875
Elevance Health, Inc.	1,846	848,809
Ginkgo Bioworks Holdings, Inc. (a)	59,306	78,877
Quest Diagnostics, Inc.	526	74,419
UnitedHealth Group, Inc.	1,874	885,634
		2,004,614
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	2,969	398,499
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	18,807	1,303,513
Henry Schein, Inc. (a)	3,921	319,718
Jazz Pharmaceuticals PLC (a)	3,324	486,401
McKesson Corp.	2,427	864,133
Pfizer, Inc.	38,057	1,552,726
Premier, Inc. Class A	5,119	165,702
		4,692,193
		17,695,372
Energy — 7.0%
Oil & Gas — 6.5%
Chevron Corp.	8,546	1,394,365
ConocoPhillips	10,686	1,060,158
Devon Energy Corp.	1,859	94,084
EQT Corp.	2,169	69,213
Exxon Mobil Corp.	13,487	1,478,985
HF Sinclair Corp.	3,652	176,684
Marathon Oil Corp.	6,420	153,823
Valero Energy Corp.	2,772	386,971
		4,814,283
Oil & Gas Services — 0.1%
Schlumberger NV	1,296	63,634

	Number of Shares	Value
Pipelines — 0.4%
Cheniere Energy, Inc.	1,664	$262,246
		5,140,163
Financial — 27.2%
Banks — 7.3%
The Bank of New York Mellon Corp.	9,536	433,316
Citigroup, Inc.	20,662	968,841
Cullen/Frost Bankers, Inc.	3,423	360,579
East West Bancorp, Inc.	7,291	404,650
JP Morgan Chase & Co.	15,638	2,037,788
M&T Bank Corp.	2,408	287,924
State Street Corp.	3,822	289,287
US Bancorp	13,956	503,114
Webster Financial Corp.	3,330	131,269
		5,416,768
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	2,797	398,349
Apollo Global Management, Inc.	6,132	387,297
Capital One Financial Corp.	1,744	167,703
The Charles Schwab Corp.	2,932	153,578
CME Group, Inc.	1,057	202,437
Discover Financial Services	3,236	319,846
Interactive Brokers Group, Inc. Class A	1,349	111,374
Intercontinental Exchange, Inc.	780	81,346
Nasdaq, Inc.	10,882	594,919
Raymond James Financial, Inc.	654	60,999
Synchrony Financial	4,287	124,666
Virtu Financial, Inc. Class A	11,686	220,865
		2,823,379
Insurance — 9.8%
Aflac, Inc.	12,791	825,275
Arthur J Gallagher & Co.	4,565	873,330
Berkshire Hathaway, Inc. Class B (a)	9,489	2,929,919
Brown & Brown, Inc.	8,135	467,112
Globe Life, Inc.	2,514	276,590
Loews Corp.	8,057	467,467
MetLife, Inc.	9,360	542,318
Prudential Financial, Inc.	8,827	730,346
Voya Financial, Inc. (b)	1,241	88,682
		7,201,039
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	2,163	157,488
Real Estate Investment Trusts (REITS) — 6.1%
AGNC Investment Corp.	39,981	403,008
Healthcare Realty Trust, Inc.	32,258	623,547
Highwoods Properties, Inc.	8,187	189,857
Kimco Realty Corp.	15,160	296,075

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Life Storage, Inc.	5,720	$749,835
National Storage Affiliates Trust	7,750	323,795
Omega Healthcare Investors, Inc.	5,393	147,822
Park Hotels & Resorts, Inc.	10,666	131,832
Realty Income Corp.	12,767	808,406
SBA Communications Corp.	2,359	615,864
SL Green Realty Corp. (b)	1,984	46,664
WP Carey, Inc.	1,869	144,754
		4,481,459
		20,080,133
Industrial — 11.4%
Aerospace & Defense — 2.6%
General Dynamics Corp.	2,701	616,395
Raytheon Technologies Corp.	11,667	1,142,549
TransDigm Group, Inc.	252	185,737
		1,944,681
Building Materials — 0.1%
Trane Technologies PLC	412	75,800
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,064	154,631
Electronics — 2.3%
Arrow Electronics, Inc. (a)	6,049	755,338
National Instruments Corp.	7,518	394,018
nVent Electric PLC	11,039	474,015
Trimble, Inc. (a)	1,392	72,969
		1,696,340
Hand & Machine Tools — 0.4%
Regal Rexnord Corp.	1,887	265,558
Machinery – Diversified — 1.5%
Dover Corp.	4,607	699,988
Ingersoll Rand, Inc.	6,080	353,734
The Middleby Corp. (a)	587	86,060
		1,139,782
Metal Fabricate & Hardware — 0.2%
The Timken Co.	1,325	108,279
Miscellaneous - Manufacturing — 2.2%
3M Co.	8,002	841,090
Carlisle Cos., Inc.	2,182	493,285
Eaton Corp. PLC	1,831	313,724
		1,648,099
Packaging & Containers — 1.0%
Sonoco Products Co.	6,334	386,374
WestRock Co.	10,875	331,361
		717,735
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	2,262	224,775

	Number of Shares	Value
Expeditors International of Washington, Inc.	3,190	$351,283
Knight-Swift Transportation Holdings, Inc.	1,369	77,458
		653,516
		8,404,421
Technology — 8.5%
Computers — 1.5%
Dell Technologies, Inc. Class C	4,979	200,206
Genpact Ltd.	2,346	108,432
International Business Machines Corp.	2,230	292,331
Leidos Holdings, Inc.	967	89,022
Science Applications International Corp.	3,829	411,464
		1,101,455
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	630	200,340
Semiconductors — 3.2%
Analog Devices, Inc.	6,083	1,199,689
Microchip Technology, Inc.	10,382	869,804
ON Semiconductor Corp. (a)	1,437	118,294
Texas Instruments, Inc.	992	184,522
		2,372,309
Software — 3.5%
Activision Blizzard, Inc.	4,471	382,673
ANSYS, Inc. (a)	1,490	495,872
Bills Holdings, Inc. (a)	1,925	156,194
Ceridian HCM Holding, Inc. (a)	1,116	81,713
Doximity, Inc. Class A (a) (b)	3,123	101,123
nCino, Inc. (a)	2,823	69,954
Nutanix, Inc. Class A (a)	3,571	92,810
Oracle Corp.	7,628	708,794
Playtika Holding Corp. (a)	7,839	88,267
Tyler Technologies, Inc. (a)	239	84,759
Unity Software, Inc. (a)	4,914	159,410
VMware, Inc. Class A (a)	1,463	182,656
		2,604,225
		6,278,329
Utilities — 2.8%
Electric — 1.8%
NRG Energy, Inc.	24,581	842,882
Vistra Corp.	19,905	477,720
		1,320,602

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 1.0%
National Fuel Gas Co.	12,532	$723,598
		2,044,200

TOTAL COMMON STOCK (Cost $70,612,496)		73,213,681

TOTAL EQUITIES (Cost $70,612,496)		73,213,681

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
iShares Russell 1000 Value ETF	1,213	184,691
State Street Navigator Securities Lending Government Money Market Portfolio (c)	102,776	102,776
		287,467

TOTAL MUTUAL FUNDS (Cost $296,620)		287,467

TOTAL LONG-TERM INVESTMENTS (Cost $70,909,116)		73,501,148

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$402,598	402,598

TOTAL SHORT-TERM INVESTMENTS (Cost $402,598)		402,598

TOTAL INVESTMENTS — 100.2% (Cost $71,311,714) (e)		73,903,746

Other Assets/(Liabilities) — (0.2)%		(160,688)

NET ASSETS — 100.0%		$73,743,058

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $230,534 or 0.31% of net assets. The Fund received $133,500 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $402,647. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $410,679.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Basic Materials — 1.7%
Chemicals — 1.7%
DuPont de Nemours, Inc.	7,419	$532,462
Valvoline, Inc.	20,518	716,899
		1,249,361
Communications — 11.6%
Advertising — 1.0%
The Interpublic Group of Cos., Inc.	20,494	763,197
Internet — 9.5%
Airbnb, Inc. Class A (a)	6,953	864,953
Alphabet, Inc. Class A (a)	12,979	1,346,312
Amazon.com, Inc. (a)	10,270	1,060,788
Meta Platforms, Inc. Class A (a)	9,661	2,047,552
Netflix, Inc. (a)	3,436	1,187,069
Uber Technologies, Inc. (a)	11,652	369,369
		6,876,043
Telecommunications — 1.1%
Motorola Solutions, Inc.	431	123,322
T-Mobile US, Inc. (a)	4,445	643,814
		767,136
		8,406,376
Consumer, Cyclical — 3.6%
Auto Manufacturers — 0.7%
General Motors Co.	14,269	523,387
Auto Parts & Equipment — 1.0%
Mobileye Global, Inc. Class A (a)	17,278	747,619
Retail — 1.9%
O’Reilly Automotive, Inc. (a)	410	348,082
Starbucks Corp.	9,842	1,024,847
		1,372,929
		2,643,935
Consumer, Non-cyclical — 20.5%
Agriculture — 0.8%
British American Tobacco PLC Sponsored ADR	16,267	571,297
Beverages — 4.9%
The Coca-Cola Co.	16,584	1,028,705
Constellation Brands, Inc. Class A	6,410	1,447,955
PepsiCo, Inc.	6,083	1,108,931
		3,585,591
Biotechnology — 2.4%
Gilead Sciences, Inc.	13,175	1,093,129
Seagen, Inc. (a)	3,108	629,277
		1,722,406

	Number of Shares	Value
Commercial Services — 1.0%
Equifax, Inc.	3,689	$748,277
Cosmetics & Personal Care — 0.5%
Coty, Inc. Class A (a)	30,501	367,842
Health Care – Products — 1.4%
Zimmer Biomet Holdings, Inc.	7,928	1,024,298
Health Care – Services — 4.5%
Catalent, Inc. (a)	6,730	442,228
HCA Healthcare, Inc.	5,355	1,412,007
Tenet Healthcare Corp. (a)	12,671	752,911
UnitedHealth Group, Inc.	1,358	641,777
		3,248,923
Household Products & Wares — 0.5%
The Clorox Co.	2,449	387,530
Pharmaceuticals — 4.5%
AstraZeneca PLC Sponsored ADR	19,827	1,376,192
Eli Lilly & Co.	2,213	759,988
Merck & Co., Inc.	10,354	1,101,562
		3,237,742
		14,893,906
Energy — 4.3%
Oil & Gas — 3.6%
Exxon Mobil Corp.	23,688	2,597,626
Pipelines — 0.7%
Cheniere Energy, Inc.	1,024	161,382
Magellan Midstream Partners LP (b)	6,721	364,682
		526,064
		3,123,690
Financial — 18.4%
Banks — 3.6%
Columbia Banking System, Inc.	17,234	369,152
JP Morgan Chase & Co.	16,992	2,214,228
		2,583,380
Diversified Financial Services — 9.3%
American Express Co.	8,729	1,439,848
Capital One Financial Corp.	7,806	750,625
The Charles Schwab Corp.	17,150	898,317
Intercontinental Exchange, Inc.	11,199	1,167,944
Mastercard, Inc. Class A	3,360	1,221,058
Rocket Cos., Inc. Class A (a)	34,986	316,973
Visa, Inc. Class A	4,266	961,812
		6,756,577
Insurance — 2.3%
The Allstate Corp.	3,162	350,381
Arthur J Gallagher & Co.	755	144,439
Equitable Holdings, Inc.	47,549	1,207,269
		1,702,089

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.2%
American Tower Corp.	1,915	$391,311
Prologis, Inc.	15,736	1,963,381
		2,354,692
		13,396,738
Industrial — 10.7%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	1,716	811,205
Raytheon Technologies Corp.	5,073	496,799
		1,308,004
Building Materials — 1.2%
Vulcan Materials Co.	4,958	850,594
Electronics — 0.9%
Honeywell International, Inc.	3,200	611,584
Hubbell, Inc.	360	87,592
		699,176
Machinery – Diversified — 3.3%
Deere & Co.	2,592	1,070,185
Otis Worldwide Corp.	15,515	1,309,466
		2,379,651
Transportation — 3.5%
Union Pacific Corp.	2,899	583,453
United Parcel Service, Inc. Class B	10,235	1,985,487
		2,568,940
		7,806,365
Technology — 25.4%
Computers — 7.2%
Amdocs Ltd.	6,885	661,167
Apple, Inc.	25,343	4,179,061
Crowdstrike Holdings, Inc. Class A (a)	2,551	350,150
		5,190,378
Semiconductors — 6.6%
Advanced Micro Devices, Inc. (a)	11,914	1,167,691
Applied Materials, Inc.	8,646	1,061,988
Monolithic Power Systems, Inc.	1,342	671,725
NVIDIA Corp.	1,524	423,321
QUALCOMM, Inc.	8,096	1,032,888
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	4,742	441,101
		4,798,714
Software — 11.6%
Electronic Arts, Inc.	1,799	216,689
Fiserv, Inc. (a)	9,255	1,046,093
Manhattan Associates, Inc. (a)	1,931	299,015
Microsoft Corp.	16,519	4,762,428
ServiceNow, Inc. (a)	2,080	966,618
Synopsys, Inc. (a)	1,597	616,841

	Number of Shares	Value
Tyler Technologies, Inc. (a)	1,447	$513,164
		8,420,848
		18,409,940
Utilities — 2.6%
Electric — 2.6%
Dominion Energy, Inc.	17,491	977,922
FirstEnergy Corp.	18,168	727,810
The Southern Co.	2,185	152,032
		1,857,764

TOTAL COMMON STOCK (Cost $64,042,435)		71,788,075

TOTAL EQUITIES (Cost $64,042,435)		71,788,075

TOTAL LONG-TERM INVESTMENTS (Cost $64,042,435)		71,788,075

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$1,078,961	1,078,961

TOTAL SHORT-TERM INVESTMENTS (Cost $1,078,961)		1,078,961

TOTAL INVESTMENTS — 100.3% (Cost $65,121,396) (d)		72,867,036

Other Assets/(Liabilities) — (0.3)%		(242,573)

NET ASSETS — 100.0%		$72,624,463

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Maturity value of $1,079,090. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,100,620.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%
COMMON STOCK — 100.1%
Basic Materials — 1.7%
Chemicals — 1.7%
Albemarle Corp.	6,625	$1,464,390
CF Industries Holdings, Inc.	7,799	565,350
The Mosaic Co.	16,608	761,975
		2,791,715
Communications — 17.5%
Internet — 14.1%
Airbnb, Inc. Class A (a)	7,436	925,038
Alphabet, Inc. Class A (a)	57,746	5,989,993
Alphabet, Inc. Class C (a)	31,187	3,243,448
Amazon.com, Inc. (a)	62,526	6,458,310
CDW Corp.	10,206	1,989,047
eBay, Inc.	33,142	1,470,511
Meta Platforms, Inc. Class A (a)	12,807	2,714,316
		22,790,663
Media — 1.5%
Cable One, Inc.	219	153,738
Charter Communications, Inc. Class A (a)	2,156	771,007
FactSet Research Systems, Inc.	3,778	1,568,210
		2,492,955
Telecommunications — 1.9%
Arista Networks, Inc. (a)	13,438	2,255,703
Ubiquiti, Inc. (b)	2,678	727,586
		2,983,289
		28,266,907
Consumer, Cyclical — 10.8%
Apparel — 0.5%
Deckers Outdoor Corp. (a)	1,977	888,760
Auto Manufacturers — 2.6%
Tesla, Inc. (a)	20,256	4,202,310
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	6,755	305,596
Distribution & Wholesale — 1.8%
Core & Main, Inc. Class A (a)	63,164	1,459,088
W.W. Grainger, Inc.	391	269,325
Watsco, Inc. (b)	2,499	795,082
WESCO International, Inc.	2,950	455,893
		2,979,388
Entertainment — 0.2%
Caesars Entertainment, Inc. (a)	5,939	289,883
Leisure Time — 0.8%
Brunswick Corp.	11,638	954,316

	Number of Shares	Value
YETI Holdings, Inc. (a)	8,638	$345,520
		1,299,836
Lodging — 0.6%
Marriott International, Inc. Class A	4,104	681,428
Travel & Leisure Co.	6,771	265,423
		946,851
Retail — 4.1%
Advance Auto Parts, Inc.	1,932	234,951
AutoZone, Inc. (a)	305	749,736
Costco Wholesale Corp.	4,135	2,054,557
Lowe’s Cos., Inc.	2,735	546,918
Lululemon Athletica, Inc. (a)	3,881	1,413,421
Ulta Beauty, Inc. (a)	1,279	697,912
Williams-Sonoma, Inc.	7,227	879,237
		6,576,732
		17,489,356
Consumer, Non-cyclical — 16.2%
Beverages — 1.9%
The Coca-Cola Co.	24,131	1,496,846
PepsiCo, Inc.	8,315	1,515,824
		3,012,670
Biotechnology — 2.5%
Exelixis, Inc. (a)	87,785	1,703,907
Maravai LifeSciences Holdings, Inc. Class A (a)	25,407	355,952
Novavax, Inc. (a) (b)	15,973	110,693
Regeneron Pharmaceuticals, Inc. (a)	822	675,413
Vertex Pharmaceuticals, Inc. (a)	3,575	1,126,375
		3,972,340
Commercial Services — 3.6%
Automatic Data Processing, Inc.	1,192	265,375
FleetCor Technologies, Inc. (a)	4,449	938,072
Gartner, Inc. (a)	816	265,828
H&R Block, Inc.	32,513	1,146,083
MarketAxess Holdings, Inc.	659	257,860
Paylocity Holding Corp. (a)	4,275	849,785
United Rentals, Inc.	4,557	1,803,478
WEX, Inc. (a)	1,153	212,025
		5,738,506
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	8,881	1,320,516
Food — 0.2%
The Hershey Co.	1,461	371,693
Health Care – Products — 1.1%
Danaher Corp.	2,460	620,018
Thermo Fisher Scientific, Inc.	2,005	1,155,622
		1,775,640

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 4.0%
Elevance Health, Inc.	3,723	$1,711,873
Ginkgo Bioworks Holdings, Inc. (a)	92,852	123,493
UnitedHealth Group, Inc.	9,659	4,564,747
		6,400,113
Pharmaceuticals — 2.1%
AbbVie, Inc.	16,185	2,579,403
AmerisourceBergen Corp.	5,434	870,038
		3,449,441
		26,040,919
Energy — 1.6%
Energy – Alternate Sources — 0.5%
Enphase Energy, Inc. (a)	3,550	746,494
Oil & Gas — 1.0%
PDC Energy, Inc.	7,883	505,931
Pioneer Natural Resources Co.	803	164,004
Texas Pacific Land Corp.	540	918,551
		1,588,486
Pipelines — 0.1%
New Fortress Energy, Inc.	8,651	254,599
		2,589,579
Financial — 7.8%
Diversified Financial Services — 5.4%
Apollo Global Management, Inc.	20,426	1,290,106
LPL Financial Holdings, Inc.	7,177	1,452,625
Mastercard, Inc. Class A	3,003	1,091,320
Visa, Inc. Class A	21,877	4,932,388
		8,766,439
Insurance — 2.1%
Arthur J Gallagher & Co.	8,601	1,645,457
Brown & Brown, Inc.	24,147	1,386,521
Everest Re Group Ltd.	836	299,305
		3,331,283
Real Estate Investment Trusts (REITS) — 0.3%
Simon Property Group, Inc.	3,746	419,440
		12,517,162
Industrial — 4.8%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,900	1,370,917
Building Materials — 0.2%
Trane Technologies PLC	1,859	342,019
Electronics — 1.2%
Arrow Electronics, Inc. (a)	13,540	1,690,740
National Instruments Corp.	4,724	247,585
		1,938,325

	Number of Shares	Value
Machinery – Diversified — 0.8%
Graco, Inc.	6,899	$503,696
IDEX Corp.	2,559	591,206
Nordson Corp.	806	179,141
		1,274,043
Miscellaneous - Manufacturing — 0.9%
Carlisle Cos., Inc.	6,519	1,473,750
Transportation — 0.8%
Expeditors International of Washington, Inc.	6,011	661,931
Landstar System, Inc.	3,883	696,067
		1,357,998
		7,757,052
Technology — 39.7%
Computers — 15.8%
Accenture PLC Class A	10,971	3,135,621
Apple, Inc.	124,334	20,502,677
Fortinet, Inc. (a)	28,119	1,868,789
		25,507,087
Semiconductors — 7.2%
Analog Devices, Inc.	9,645	1,902,187
Broadcom, Inc.	6,378	4,091,742
KLA Corp.	2,222	886,956
Microchip Technology, Inc.	22,644	1,897,114
Monolithic Power Systems, Inc.	1,126	563,608
NVIDIA Corp.	5,644	1,567,734
QUALCOMM, Inc.	5,800	739,964
		11,649,305
Software — 16.7%
Adobe, Inc. (a)	6,690	2,578,125
Cadence Design Systems, Inc. (a)	2,587	543,503
Doximity, Inc. Class A (a) (b)	4,692	151,927
Dynatrace, Inc. (a)	5,272	223,006
Fair Isaac Corp. (a)	895	628,907
Intuit, Inc.	4,119	1,836,374
Microsoft Corp.	65,062	18,757,375
Paychex, Inc.	14,361	1,645,627
Synopsys, Inc. (a)	1,480	571,650
		26,936,494
		64,092,886

TOTAL COMMON STOCK (Cost $153,889,532)		161,545,576

TOTAL EQUITIES (Cost $153,889,532)		161,545,576

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)	912,595	$912,595

TOTAL MUTUAL FUNDS (Cost $912,595)		912,595

TOTAL LONG-TERM INVESTMENTS (Cost $154,802,127)		162,458,171

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$485,256	485,256

TOTAL SHORT-TERM INVESTMENTS (Cost $485,256)		485,256

TOTAL INVESTMENTS — 101.0% (Cost $155,287,383) (e)		162,943,427

Other Assets/(Liabilities) — (1.0)%		(1,637,786)

NET ASSETS — 100.0%		$161,305,641

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,698,321 or 1.05% of net assets. The Fund received $826,602 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $485,314. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $495,005.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Basic Materials — 1.7%
Iron & Steel — 0.8%
Commercial Metals Co.	50,685	$2,478,497
Mining — 0.9%
Kaiser Aluminum Corp.	38,429	2,867,956
		5,346,453
Communications — 1.8%
Internet — 1.8%
Ziff Davis, Inc. (a)	72,689	5,673,376
Consumer, Cyclical — 15.2%
Apparel — 1.5%
Capri Holdings Ltd. (a)	53,356	2,507,732
Steven Madden Ltd.	60,693	2,184,948
		4,692,680
Auto Parts & Equipment — 3.6%
Allison Transmission Holdings, Inc.	76,286	3,451,179
Dorman Products, Inc. (a)	45,528	3,927,245
Visteon Corp. (a)	27,395	4,296,358
		11,674,782
Home Builders — 0.7%
KB Home	58,705	2,358,767
Home Furnishing — 0.6%
Tempur Sealy International, Inc.	50,483	1,993,574
Leisure Time — 0.6%
Topgolf Callaway Brands Corp. (a)	92,313	1,995,807
Lodging — 1.0%
Boyd Gaming Corp.	50,574	3,242,805
Retail — 7.2%
AutoNation, Inc. (a)	54,034	7,260,008
BJ’s Wholesale Club Holdings, Inc. (a)	75,048	5,708,902
Foot Locker, Inc.	73,870	2,931,900
Murphy USA, Inc.	9,125	2,354,706
Texas Roadhouse, Inc.	45,505	4,917,270
		23,172,786
		49,131,201
Consumer, Non-cyclical — 21.1%
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	4,729	2,530,393
Biotechnology — 3.7%
ADMA Biologics, Inc. (a)	521,852	1,727,330
Avid Bioservices, Inc. (a)	98,553	1,848,854
Guardant Health, Inc. (a)	72,814	1,706,760
Intra-Cellular Therapies, Inc. (a)	49,979	2,706,363

	Number of Shares	Value
IVERIC bio, Inc. (a)	64,411	$1,567,120
TransMedics Group, Inc. (a)	30,405	2,302,571
		11,858,998
Commercial Services — 3.0%
ABM Industries, Inc.	23,942	1,075,954
ASGN, Inc. (a)	49,590	4,099,605
Korn Ferry	86,773	4,489,635
		9,665,194
Food — 0.7%
Lancaster Colony Corp.	12,000	2,434,560
Health Care – Products — 3.2%
AtriCure, Inc. (a)	73,017	3,026,555
BioLife Solutions, Inc. (a)	75,479	1,641,668
Inspire Medical Systems, Inc. (a)	23,771	5,564,078
		10,232,301
Health Care – Services — 5.1%
Acadia Healthcare Co., Inc. (a)	80,907	5,845,531
Addus HomeCare Corp. (a)	34,112	3,641,797
Encompass Health Corp.	46,048	2,491,197
Tenet Healthcare Corp. (a)	73,387	4,360,655
		16,339,180
Pharmaceuticals — 4.6%
BellRing Brands, Inc. (a)	125,904	4,280,736
Collegium Pharmaceutical, Inc. (a)	96,877	2,324,079
Option Care Health, Inc. (a)	101,137	3,213,122
Prometheus Biosciences, Inc. (a)	21,680	2,326,698
Reata Pharmaceuticals, Inc. Class A (a)	30,180	2,743,966
		14,888,601
		67,949,227
Energy — 4.5%
Oil & Gas — 3.1%
Chesapeake Energy Corp. (b)	53,808	4,091,560
CNX Resources Corp. (a)	208,944	3,347,283
Helmerich & Payne, Inc.	75,734	2,707,491
		10,146,334
Oil & Gas Services — 0.9%
Nov, Inc.	160,262	2,966,450
Pipelines — 0.5%
Equitrans Midstream Corp.	268,644	1,552,762
		14,665,546
Financial — 16.8%
Banks — 3.7%
The Bank of NT Butterfield & Son Ltd.	55,301	1,493,127
Cathay General Bancorp	82,438	2,845,760
Columbia Banking System, Inc.	144,310	3,091,120

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heritage Financial Corp.	88,745	$1,899,143
Webster Financial Corp.	65,116	2,566,872
		11,896,022
Diversified Financial Services — 3.6%
Federated Hermes, Inc.	89,149	3,578,441
Focus Financial Partners, Inc. Class A (a)	52,040	2,699,315
Stifel Financial Corp.	90,948	5,374,117
		11,651,873
Insurance — 1.3%
Definity Financial Corp.	161,921	4,225,641
Real Estate Investment Trusts (REITS) — 5.3%
DiamondRock Hospitality Co.	484,061	3,935,416
Four Corners Property Trust, Inc.	202,570	5,441,030
National Storage Affiliates Trust	112,440	4,697,743
Outfront Media, Inc.	178,490	2,896,893
		16,971,082
Savings & Loans — 2.9%
Berkshire Hills Bancorp, Inc.	98,598	2,470,866
OceanFirst Financial Corp.	116,996	2,162,086
Pacific Premier Bancorp, Inc.	121,811	2,925,900
WSFS Financial Corp.	45,850	1,724,419
		9,283,271
		54,027,889
Industrial — 22.0%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	33,437	5,893,606
Building Materials — 1.5%
Summit Materials, Inc. Class A (a)	169,076	4,816,975
Electrical Components & Equipment — 1.0%
Belden, Inc.	37,556	3,258,734
Electronics — 3.6%
Atkore, Inc. (a)	41,892	5,884,988
Itron, Inc. (a)	48,685	2,699,583
Vishay Intertechnology, Inc.	137,362	3,107,129
		11,691,700
Engineering & Construction — 1.7%
TopBuild Corp. (a)	25,733	5,356,067
Environmental Controls — 2.6%
Casella Waste Systems, Inc. Class A (a)	45,765	3,782,935
Evoqua Water Technologies Corp. (a)	93,987	4,673,033
		8,455,968

	Number of Shares	Value
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.	27,654	$3,891,747
Machinery – Construction & Mining — 0.9%
BWX Technologies, Inc.	45,519	2,869,518
Machinery – Diversified — 1.7%
Esab Corp.	38,616	2,281,047
Zurn Elkay Water Solutions Corp.	155,400	3,319,344
		5,600,391
Metal Fabricate & Hardware — 1.4%
Valmont Industries, Inc.	14,186	4,529,306
Miscellaneous - Manufacturing — 1.5%
EnPro Industries, Inc.	44,740	4,648,039
Packaging & Containers — 1.2%
Silgan Holdings, Inc.	73,838	3,962,885
Transportation — 1.9%
CryoPort, Inc. (a)	80,388	1,929,312
Hub Group, Inc. Class A (a)	49,883	4,187,179
		6,116,491
		71,091,427
Technology — 13.2%
Computers — 3.7%
CACI International, Inc. Class A (a)	15,792	4,678,854
Endava PLC Sponsored ADR (a)	20,904	1,404,330
KBR, Inc.	103,420	5,693,271
		11,776,455
Semiconductors — 3.8%
Allegro MicroSystems, Inc. (a)	82,195	3,944,538
Ambarella, Inc. (a)	32,137	2,488,047
MACOM Technology Solutions Holdings, Inc. (a)	45,757	3,241,426
MKS Instruments, Inc.	29,404	2,605,782
		12,279,793
Software — 5.7%
Consensus Cloud Solutions, Inc. (a)	37,142	1,266,171
Envestnet, Inc. (a)	49,368	2,896,421
Gitlab, Inc. Class A (a) (b)	73,406	2,517,092
HashiCorp, Inc. Class A (a)	53,619	1,570,500
Paycor HCM, Inc. (a)	173,270	4,595,120
Progress Software Corp.	50,325	2,891,171
Sprout Social, Inc. Class A (a)	45,517	2,771,075
		18,507,550
		42,563,798

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.4%
Gas — 2.4%
National Fuel Gas Co.	74,924	$4,326,112
Northwest Natural Holding Co.	74,223	3,530,046
		7,856,158

TOTAL COMMON STOCK (Cost $277,004,608)		318,305,075

TOTAL EQUITIES (Cost $277,004,608)		318,305,075

TOTAL LONG-TERM INVESTMENTS (Cost $277,004,608)		318,305,075

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$4,780,204	4,780,204

TOTAL SHORT-TERM INVESTMENTS (Cost $4,780,204)		4,780,204

TOTAL INVESTMENTS — 100.2% (Cost $281,784,812) (d)		323,085,279

Other Assets/(Liabilities) — (0.2)%		(491,456)

NET ASSETS — 100.0%		$322,593,823

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $5,140,591 or 1.59% of net assets. The Fund received $5,257,844 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $4,780,777. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $4,875,882.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Canada — 0.2%
Canadian Pacific Railway Ltd.	6,578	$506,111
China — 4.8%
JD.com, Inc. ADR (a)	165,940	7,283,107
Meituan Class B (b) (c)	83,770	1,521,566
Tencent Holdings Ltd.	29,700	1,451,241
Yum China Holdings, Inc.	3,415	216,477
		10,472,391
Denmark — 4.2%
Novo Nordisk A/S Class B	57,694	9,155,610
France — 14.5%
Airbus SE	71,942	9,637,802
Dassault Systemes SE	22,703	937,633
EssilorLuxottica SA	6,640	1,198,695
Kering SA	8,513	5,556,066
LVMH Moet Hennessy Louis Vuitton SE	14,985	13,733,119
Pernod Ricard SA	1,601	362,754
		31,426,069
Germany — 2.3%
Allianz SE Registered	2,862	660,670
SAP SE	33,303	4,189,424
		4,850,094
India — 4.8%
DLF Ltd.	1,512,497	6,575,259
HDFC Bank Ltd.	22,099	434,318
ICICI Bank Ltd. Sponsored ADR	157,759	3,404,439
		10,414,016
Israel — 0.7%
Nice Ltd. Sponsored ADR (a) (b)	6,824	1,561,945
Italy — 0.9%
Brunello Cucinelli SpA	19,685	1,955,728
Japan — 6.5%
Hoya Corp.	3,100	342,808
Keyence Corp.	15,200	7,452,052
Murata Manufacturing Co. Ltd.	55,230	3,372,556
Omron Corp.	9,000	526,599
TDK Corp.	68,000	2,440,358
		14,134,373
Netherlands — 1.4%
ASML Holding NV	4,138	2,827,475
Universal Music Group NV	8,656	218,815
		3,046,290

	Number of Shares	Value
Spain — 1.4%
Amadeus IT Group SA (b)	44,001	$2,946,160
Sweden — 4.1%
Assa Abloy AB Class B	158,727	3,811,009
Atlas Copco AB Class A	399,723	5,067,892
		8,878,901
Switzerland — 0.9%
Lonza Group AG Registered	3,310	1,990,850
United States — 52.5%
Adobe, Inc. (b)	16,633	6,409,859
Agilent Technologies, Inc.	27,708	3,833,125
Alphabet, Inc. Class A (b)	213,465	22,142,724
Amazon.com, Inc. (b)	18,684	1,929,870
Analog Devices, Inc.	60,725	11,976,185
Avantor, Inc. (b)	48,039	1,015,544
Boston Scientific Corp. (b)	14,142	707,524
Charles River Laboratories International, Inc. (b)	3,458	697,894
Charter Communications, Inc. Class A (b)	2,698	964,832
Danaher Corp.	4,498	1,133,676
Datadog, Inc. Class A (b)	5,474	397,741
Ecolab, Inc.	4,324	715,752
Equifax, Inc.	19,893	4,035,096
Fidelity National Information Services, Inc.	10,743	583,667
IDEXX Laboratories, Inc. (b)	1,835	917,647
Illumina, Inc. (b)	7,586	1,764,124
Intuit, Inc.	21,602	9,630,820
Intuitive Surgical, Inc. (b)	6,694	1,710,116
IQVIA Holdings, Inc. (b)	10,247	2,038,026
Lam Research Corp.	714	378,506
Marriott International, Inc. Class A	8,670	1,439,567
Marvell Technology, Inc.	61,541	2,664,725
Meta Platforms, Inc. Class A (b)	56,004	11,869,488
Microsoft Corp.	12,455	3,590,777
NVIDIA Corp.	6,496	1,804,394
Phathom Pharmaceuticals, Inc. (a) (b)	28,580	204,061
S&P Global, Inc.	27,192	9,374,986
Splunk, Inc. (b)	9,581	918,626
United Parcel Service, Inc. Class B	23,783	4,613,664
Visa, Inc. Class A	20,216	4,557,899
		114,020,915

TOTAL COMMON STOCK (Cost $133,688,806)		215,359,453

TOTAL EQUITIES (Cost $133,688,806)		215,359,453

The accompanying notes are an integral part of the financial statements.

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,159,167	$1,159,167

TOTAL MUTUAL FUNDS (Cost $1,159,167)		1,159,167

TOTAL LONG-TERM INVESTMENTS (Cost $134,847,973)		216,518,620

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$1,663,939	1,663,939

TOTAL SHORT-TERM INVESTMENTS (Cost $1,663,939)		1,663,939

TOTAL INVESTMENTS — 100.5% (Cost $136,511,912) (f)		218,182,559

Other Assets/(Liabilities) — (0.5)%		(1,010,517)

NET ASSETS — 100.0%		$217,172,042

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $9,028,629 or 4.16% of net assets. The Fund received $8,071,057 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,521,566 or 0.70% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $1,664,138. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,697,275.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Communications	22.5%
Technology	21.3%
Industrial	19.2%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	10.6%
Financial	7.2%
Mutual Funds	0.5%
Basic Materials	0.3%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%
COMMON STOCK — 96.2%
Australia — 1.1%
BHP Group Ltd. Sponsored ADR (a)	2,000	$126,820
BHP Group Ltd.	3,900	123,700
Glencore PLC	40,900	235,261
Macquarie Group Ltd.	3,000	353,407
Santos Ltd.	71,700	330,911
Sonic Healthcare Ltd.	3,000	70,124
Westpac Banking Corp.	11,930	173,054
Woodside Energy Group Ltd. (a)	6,126	138,032
		1,551,309
Belgium — 0.9%
Anheuser-Busch InBev SA	10,100	673,486
Groupe Bruxelles Lambert SA	2,000	170,775
KBC Group NV	4,900	336,881
		1,181,142
Canada — 5.9%
The Bank of Nova Scotia (a)	30,523	1,537,329
Canadian National Railway Co.	29,553	3,487,101
Intact Financial Corp.	21,754	3,113,325
TFI International, Inc.	1,432	170,876
		8,308,631
China — 0.2%
NXP Semiconductor NV	1,300	242,418
Finland — 1.9%
Kone OYJ Class B	42,354	2,209,295
Nokia OYJ	89,900	442,002
		2,651,297
France — 10.3%
Amundi SA (b)	3,692	233,246
AXA SA	76,942	2,352,642
Capgemini SE	18,505	3,442,043
Cie de Saint-Gobain	3,700	210,669
Dassault Aviation SA	300	59,423
Engie SA	18,205	287,907
LVMH Moet Hennessy Louis Vuitton SE	1,694	1,552,479
Rexel SA	6,500	155,369
Societe Generale SA	8,800	198,640
Sodexo SA	2,834	276,865
TotalEnergies SE (a)	38,266	2,257,800
Veolia Environnement SA	18,092	559,026
Vinci SA	25,367	2,910,851
		14,496,960

	Number of Shares	Value
Germany — 5.5%
Allianz SE Registered	1,960	$452,450
BASF SE	5,700	298,942
Bayer AG Registered	2,100	133,762
Deutsche Boerse AG	1,736	337,863
Deutsche Post AG Registered	10,400	485,787
HeidelbergCement AG	6,400	466,819
Infineon Technologies AG	10,500	429,183
K+S AG Registered	4,500	95,579
Merck KGaA	18,318	3,405,689
SAP SE	5,300	666,725
Siemens AG Registered	3,160	511,505
Siemens Energy AG (c)	13,034	286,103
Talanx AG (c)	3,100	143,438
		7,713,845
Hong Kong — 3.9%
AIA Group Ltd.	327,111	3,437,080
CK Asset Holdings Ltd.	57,000	345,325
Prudential PLC	121,238	1,658,086
		5,440,491
Ireland — 0.9%
AerCap Holdings NV (c)	8,481	476,887
AIB Group PLC	77,800	316,875
Ryanair Holdings PLC Sponsored ADR (c)	300	28,287
Smurfit Kappa Group PLC	11,300	410,237
		1,232,286
Israel — 0.2%
Check Point Software Technologies Ltd. (c)	2,390	310,700
Italy — 0.1%
Prysmian SpA	3,300	138,937
Japan — 14.2%
Astellas Pharma, Inc.	183,150	2,605,197
Chugai Pharmaceutical Co. Ltd.	101,021	2,496,893
Denka Co. Ltd.	7,800	161,405
FANUC Corp.	7,500	270,451
Fujitsu Ltd.	2,000	270,330
Hitachi Ltd.	7,600	417,749
Kao Corp.	60,106	2,346,949
KDDI Corp.	106,954	3,302,902
Kirin Holdings Co. Ltd.	107,055	1,694,196
Kyocera Corp.	6,600	344,293
Nintendo Co. Ltd.	6,700	259,729
Olympus Corp.	8,500	149,277
ORIX Corp.	23,500	387,576
Rakuten Group, Inc.	42,500	198,197
SBI Holdings, Inc. (a)	14,700	291,769

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sega Sammy Holdings, Inc.	5,700	$108,224
Seven & i Holdings Co. Ltd.	11,900	536,808
Shiseido Co. Ltd.	46,202	2,168,384
Sony Group Corp.	7,700	700,040
Square Enix Holdings Co. Ltd. (a)	3,000	144,152
Sumitomo Mitsui Financial Group, Inc.	10,300	413,004
Toshiba Corp.	6,900	231,209
Toyota Industries Corp.	7,100	395,370
		19,894,104
Luxembourg — 0.2%
ArcelorMittal SA	10,100	306,268
Netherlands — 5.4%
ASML Holding NV	590	403,144
EXOR NV (c)	1,300	107,125
Heineken Holding NV	4,000	367,430
Heineken NV	35,221	3,791,709
Koninklijke Philips NV	5,500	100,407
Shell PLC	98,338	2,815,976
		7,585,791
Norway — 0.4%
Aker BP ASA	9,713	238,324
DNB Bank ASA	16,400	294,172
		532,496
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	9,100	451,254
Singapore — 0.3%
DBS Group Holdings, Ltd.	16,200	402,606
Spain — 4.0%
Iberdrola SA	205,098	2,554,755
Industria de Diseno Textil SA	89,370	3,001,300
		5,556,055
Sweden — 3.0%
Assa Abloy AB Class B	132,787	3,188,194
Essity AB Class B (a)	13,200	377,477
Husqvarna AB Class B	9,700	84,287
Investor AB Class B	600	11,953
Skandinaviska Enskilda Banken AB Class A (a)	17,059	188,137
Volvo AB Class B	13,800	284,639
		4,134,687
Switzerland — 3.5%
ABB Ltd. Registered	11,000	377,213
Alcon, Inc.	1,400	99,332
Cie Financiere Richemont SA Registered Class A	2,800	448,842
Julius Baer Group Ltd.	800	54,776

	Number of Shares	Value
Novartis AG Registered	40,301	$3,699,828
UBS Group AG Registered	12,800	270,287
		4,950,278
United Kingdom — 20.7%
Ashtead Group PLC	6,000	367,609
AstraZeneca PLC	23,547	3,268,325
Aviva PLC	17,558	87,763
BAE Systems PLC	337,152	4,087,296
Barratt Developments PLC	21,100	121,838
BP PLC	75,300	476,720
Bunzl PLC	5,900	222,939
Burberry Group PLC	7,300	233,583
CK Hutchison Holdings Ltd.	83,000	515,384
CNH Industrial NV	19,900	304,417
Compass Group PLC	62,019	1,559,401
DCC PLC	6,541	381,759
Diageo PLC	62,254	2,778,420
Entain PLC	15,500	241,226
Inchcape PLC	21,556	206,676
Informa PLC	33,000	282,004
Kingfisher PLC	93,700	302,755
Legal & General Group PLC	90,800	268,572
Liberty Global PLC Class C (c)	13,900	283,282
Lloyds Banking Group PLC	755,300	445,586
Melrose Industries PLC	93,521	192,758
National Grid PLC	76,482	1,038,139
Persimmon PLC	10,200	158,639
Reckitt Benckiser Group PLC	52,537	3,991,474
Smith & Nephew PLC	233,425	3,247,732
Tesco PLC	133,000	436,118
Unilever PLC	10,300	533,621
Unilever PLC	58,772	3,039,612
		29,073,648
United States — 13.3%
Experian PLC	88,532	2,914,048
GSK PLC	18,320	326,744
Linde PLC	10,420	3,660,701
Linde PLC	1,070	380,321
Nestle SA Registered	34,296	4,186,746
Roche Holding AG	12,508	3,579,632
Sanofi	5,000	544,511
Schneider Electric SE	18,567	3,103,826
		18,696,529

TOTAL COMMON STOCK (Cost $129,902,299)		134,851,732

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 2.84%	900	$70,331

TOTAL PREFERRED STOCK (Cost $68,555)		70,331

TOTAL EQUITIES (Cost $129,970,854)		134,922,063

MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,211,963	1,211,963

TOTAL MUTUAL FUNDS (Cost $1,211,963)		1,211,963

TOTAL LONG-TERM INVESTMENTS (Cost $131,182,817)		136,134,026

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$5,862,399	5,862,399

TOTAL SHORT-TERM INVESTMENTS (Cost $5,862,399)		5,862,399

TOTAL INVESTMENTS — 101.3% (Cost $137,045,216) (f)		141,996,425

Other Assets/(Liabilities) — (1.3)%		(1,822,877)

NET ASSETS — 100.0%		$140,173,548

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $3,121,579 or 2.23% of net assets. The Fund received $2,073,786 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $233,246 or 0.17% of net assets.

(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $5,863,103. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $5,979,825.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	38.9%
Industrial	16.7%
Financial	13.6%
Consumer, Cyclical	7.2%
Energy	4.7%
Technology	4.6%
Basic Materials	4.1%
Communications	3.2%
Utilities	3.2%
Mutual Funds	0.9%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%
COMMON STOCK — 96.2%
Australia — 0.8%
Glencore PLC	158,844	$913,687
Brazil — 4.9%
Ambev SA	823,763	2,329,020
B3 SA - Brasil Bolsa Balcao	230,000	469,670
Lojas Renner SA	66,733	218,166
NU Holdings Ltd/Cayman Islands Class A (a)	248,901	1,184,769
Vale SA Sponsored ADR	67,396	1,063,509
WEG SA	66,937	535,528
		5,800,662
Chile — 0.6%
Antofagasta PLC	7,530	147,346
Banco Santander Chile	13,406,799	594,535
		741,881
China — 27.6%
BeiGene Ltd. ADR (a)	5,395	1,162,784
Brii Biosciences Ltd. (a)	8,500	4,695
H World Group Ltd. (a)	9,800	47,894
H World Group Ltd. ADR (a)	115,667	5,665,370
Meituan Class B (a) (b)	55,029	999,526
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	33,400	31,828
NetEase, Inc. ADR (c)	45,268	4,003,502
New Horizon Health Ltd. (a) (b)	64,500	224,756
Silergy Corp.	29,000	465,609
Tencent Holdings Ltd.	85,590	4,182,214
Wuxi Biologics Cayman, Inc. (a) (b)	169,500	1,048,403
Yum China Holdings, Inc.	137,390	8,709,152
Zai Lab Ltd. ADR (a)	20,639	686,453
ZTO Express Cayman, Inc.	12,370	354,536
ZTO Express Cayman, Inc. ADR	183,799	5,267,679
		32,854,401
France — 6.2%
L’Oreal SA	572	255,914
Pernod Ricard SA	26,395	5,980,573
TotalEnergies SE	19,862	1,171,913
		7,408,400
Hong Kong — 1.5%
AIA Group Ltd.	130,000	1,365,960
Hongkong Land Holdings Ltd.	84,100	370,377
		1,736,337

	Number of Shares	Value
India — 18.6%
Havells India Ltd.	31,068	$450,731
Housing Development Finance Corp. Ltd.	256,523	8,202,335
Infosys Ltd.	32,288	562,896
Kotak Mahindra Bank Ltd.	280,731	5,925,883
Oberoi Realty Ltd.	83,000	851,854
Tata Consultancy Services Ltd.	141,644	5,544,312
Zee Entertainment Enterprises Ltd.	220,333	570,232
		22,108,243
Indonesia — 0.8%
Bank Central Asia Tbk PT	1,539,100	899,296
Italy — 2.0%
PRADA SpA	333,500	2,375,230
Japan — 0.6%
Daiichi Sankyo Co. Ltd.	18,300	667,889
Mexico — 10.8%
America Movil SAB de CV ADR (a)	111,692	2,351,117
Fomento Economico Mexicano SAB de CV	188,655	1,795,991
Grupo Mexico SAB de CV Series B	1,255,589	5,939,312
Wal-Mart de Mexico SAB de CV	673,068	2,689,284
		12,775,704
Peru — 0.9%
Credicorp Ltd.	8,321	1,101,617
Philippines — 1.3%
SM Investments Corp.	95,920	1,571,059
Republic of Korea — 7.3%
LG Chem Ltd.	7,178	3,963,817
LG H&H Co. Ltd.	729	337,510
Samsung Biologics Co. Ltd. (a) (b)	3,478	2,114,605
Samsung Electronics Co. Ltd.	44,501	2,206,729
		8,622,661
Russia — 0.0%
Novatek PJSC (a) (b) (d) (e) (f)	23,157	—
Polyus PJSC GDR (a) (b) (d) (e)	454	—
Polyus PJSC GDR (a) (b) (d) (e)	3,547	—
Sberbank of Russia PJSC (a) (d) (e)	18,062	—
Yandex N.V. Class A (a) (d) (e)	348	—
		—
South Africa — 0.5%
FirstRand Ltd. (c)	186,715	634,015
Switzerland — 3.5%
Cie Financiere Richemont SA Registered Class A	26,275	4,211,906
Taiwan — 8.0%
MediaTek, Inc.	24,000	626,486

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. (f)	503,000	$8,911,083
		9,537,569
United Kingdom — 0.3%
AstraZeneca PLC Sponsored ADR	5,119	355,310

TOTAL COMMON STOCK (Cost $107,406,551)		114,315,867

PREFERRED STOCK — 0.4%
Brazil — 0.4%
Banco Bradesco SA 4.052%	175,249	455,372

TOTAL PREFERRED STOCK (Cost $618,214)		455,372

TOTAL EQUITIES (Cost $108,024,765)		114,771,239

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	53,937	67,793

TOTAL WARRANTS (Cost $0)		67,793

TOTAL LONG-TERM INVESTMENTS (Cost $108,024,765)		114,839,032

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	$4,196,585	4,196,585

TOTAL SHORT-TERM INVESTMENTS (Cost $4,196,585)		4,196,585

TOTAL INVESTMENTS — 100.2% (Cost $112,221,350) (h)		119,035,617

Other Assets/(Liabilities) — (0.2)%		(198,746)

NET ASSETS — 100.0%		$118,836,871

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $4,419,118 or 3.72% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $2,728,460 or 2.30% of net assets. The Fund received $2,806,924 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Maturity value of $4,197,089. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $4,280,522.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Cyclical	20.2%
Financial	18.6%
Technology	18.4%
Consumer, Non-cyclical	15.6%
Basic Materials	10.1%
Communications	6.8%
Industrial	6.0%
Energy	1.0%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$174,950,820	$273,834,537
Repurchase agreements, at value (Note 2) (b)	25,103,531	10,860,984
Total investments (c)	200,054,351	284,695,521
Cash	852	684
Foreign currency, at value (d)	—	25
Receivables from:
Investments sold
Regular delivery	—	—
Delayed delivery	—	—
Cash collateral pledged for open derivatives (Note 2)	—	3,712,000
Open forward contracts (Note 2)	—	—
Fund shares sold	487,095	265,107
Investment adviser (Note 3)	—	129,673
Interest and dividends	453,911	1,840,767
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	15,404	116,398
Total assets	201,011,613	290,760,175
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	—	1,575,356
Cash collateral held for open derivatives (Note 2)	—	—
Cash collateral held for when-issued securities (Note 2)	—	—
Written options outstanding, at value (Note 2) (e)	—	—
Dividends (Note 2)	156	40,955
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares repurchased	1,482,859	453,355
Cash collateral held for securities on loan (Note 2)	—	4,612,978
Trustees’ fees and expenses (Note 3)	32,994	40,147
Variation margin on open derivative instruments (Note 2)	—	297,382
Affiliates (Note 3):
Administration fees	81,385	61,842
Investment advisory fees	59,204	—
Service fees	—	16,124
Distribution fees	—	1,782
Due to custodian	—	—
Accrued expense and other liabilities	49,584	75,802
Total liabilities	1,706,182	7,175,723
Net assets	$199,305,431	$283,584,452
Net assets consist of:
Paid-in capital	$199,349,574	$459,133,998
Accumulated earnings (loss)	(44,143)	(175,549,546)
Net assets	$199,305,431	$283,584,452

(a)	Cost of investments:	$174,950,820	$320,057,156
(b)	Cost of repurchase agreements:	$25,103,531	$10,860,984
(c)	Securities on loan with market value of:	$—	$4,516,548
(d)	Cost of foreign currency:	$—	$24
(e)	Premiums on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$297,246,934	$855,477,172	$166,713,520	$402,546,323	$119,615,015
8,010,932	16,592,379	3,106,513	2,001,931	1,761,432
305,257,866	872,069,551	169,820,033	404,548,254	121,376,447
—	355	8,907	265,055	—
—	—	4,201	—	—

825,517	4,246,843	114,047	2,001,172	—
—	42,679,984	—	—	—
1,350,000	3,490,000	710,000	—	—
—	—	43,172	—	—
281,888	977,897	977,000	197,366	36,067
—	—	—	—	—
453,374	4,941,984	1,323,365	6,516,858	305,445
—	11,630	14,114	461,597	—
6,087,927	—	—	—	—
55,382	52,197	53,122	72,042	60,275
314,311,954	928,470,441	173,067,961	414,062,344	121,778,234

216,434	98,402	15,619	2,635,782	121,171
—	163,436,477	10,326,416	—	4,176,353
2,870,000	—	—	—	—
—	190,000	—	—	—
—	—	3,774	—	—
—	—	—	—	—
—	—	138,476	—	—
2,175,335	—	—	—	—
1,835,808	1,217,296	4,468	655,935	1,960
—	5,516,545	1,751,345	15,206,868	—
20,860	98,614	13,450	23,054	10,943
83,220	894,938	250,463	—	13,085

65,106	118,881	82,776	32,414	60,297
85,753	245,255	53,934	155,309	47,276
9,872	17,486	6,633	10,939	17,809
1,362	117	887	5,020	6,300
3,584,817	—	—	—	—
89,527	127,824	94,589	99,061	114,220
11,038,094	171,961,835	12,742,830	18,824,382	4,569,414
$303,273,860	$756,508,606	$160,325,131	$395,237,962	$117,208,820

$336,986,161	$904,051,275	$194,402,434	$489,093,524	$120,520,779
(33,712,301)	(147,542,669)	(34,077,303)	(93,855,562)	(3,311,959)
$303,273,860	$756,508,606	$160,325,131	$395,237,962	$117,208,820

$309,452,098	$939,732,457	$189,280,680	$443,681,903	$119,347,992
$8,010,932	$16,592,379	$3,106,513	$2,001,931	$1,761,432
$—	$5,400,060	$1,715,948	$17,103,173	$—
$—	$—	$4,247	$—	$—
$—	$—	$6,766	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Class I shares:
Net assets	$—	$77,416,275
Shares outstanding (a)	—	8,938,337
Net asset value, offering price and redemption price per share	$—	$8.66
Class R5 shares:
Net assets	$199,305,431	$27,630,424
Shares outstanding (a)	199,507,197	3,178,384
Net asset value, offering price and redemption price per share	$1.00	$8.69
Service Class shares:
Net assets	$—	$2,655,304
Shares outstanding (a)	—	307,579
Net asset value, offering price and redemption price per share	$—	$8.63
Administrative Class shares:
Net assets	$—	$8,465,482
Shares outstanding (a)	—	983,521
Net asset value, offering price and redemption price per share	$—	$8.61
Class R4 shares:
Net assets	$—	$4,755,419
Shares outstanding (a)	—	548,122
Net asset value, offering price and redemption price per share	$—	$8.68
Class A shares:
Net assets	$—	$7,002,627
Shares outstanding (a)	—	817,162
Net asset value, and redemption price per share	$—	$8.57
Offering price per share (100/[100-maximum sales charge] of net asset value)	$—	$8.79
Class R3 shares:
Net assets	$—	$7,119,654
Shares outstanding (a)	—	827,855
Net asset value, offering price and redemption price per share	$—	$8.60
Class Y shares: (b)
Net assets	$—	$95,148,779
Shares outstanding (a)	—	10,976,300
Net asset value, offering price and redemption price per share	$—	$8.67
Class L shares:
Net assets	$—	$52,360,446
Shares outstanding (a)	—	6,065,034
Net asset value, offering price and redemption price per share	$—	$8.63
Class C shares:
Net assets	$—	$1,030,042
Shares outstanding (a)	—	118,350
Net asset value, offering price and redemption price per share	$—	$8.70

(a)	Authorized unlimited number of shares with no par value.

(b)	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$176,561,323	$516,972,246	$79,667,613	$251,145,536	$46,725,388
18,700,778	56,647,675	8,913,437	32,983,113	4,452,713
$9.44	$9.13	$8.94	$7.61	$10.49

$72,046,266	$137,188,947	$59,969,501	$32,660,938	$30,602,594
7,624,009	14,967,813	7,395,802	4,259,262	2,915,464
$9.45	$9.17	$8.11	$7.67	$10.50

$29,111,757	$38,115,595	$4,676,824	$21,352,361	$8,180,568
3,090,344	4,182,007	566,553	2,782,668	721,537
$9.42	$9.11	$8.25	$7.67	$11.34

$9,537,228	$35,138,341	$5,197,262	$12,868,887	$3,265,024
999,131	3,890,778	630,369	1,708,134	309,191
$9.55	$9.03	$8.24	$7.53	$10.56

$4,574,926	$2,163,653	$3,983,769	$18,589,966	$4,969,479
497,909	242,625	490,790	2,510,846	497,686
$9.19	$8.92	$8.12	$7.40	$9.99

$9,232,101	$26,640,811	$5,289,102	$8,558,635	$13,505,912
993,547	2,971,036	639,383	1,136,482	1,333,222
$9.29	$8.97	$8.27	$7.53	$10.13
$9.70	$9.37	$8.64	$7.97	$10.72

$2,108,924	$190,797	$1,443,360	$23,599,386	$9,860,269
228,524	20,595	175,973	3,093,481	994,877
$9.23	$9.26	$8.20	$7.63	$9.91

$101,335	$98,216	$97,700	$26,366,082	$99,586
10,718	10,718	12,048	3,452,502	9,488
$9.45	$9.16	$8.11	$7.64	$10.50

$—	$—	$—	$—	$—
—	—	—	—	—
$—	$—	$—	$—	$—

$—	$—	$—	$96,171	$—
—	—	—	12,545	—
$—	$—	$—	$7.67	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Assets:
Investments, at value (Note 2) (a)	$73,501,148	$71,788,075
Repurchase agreements, at value (Note 2) (b)	402,598	1,078,961
Total investments (c)	73,903,746	72,867,036
Cash	—	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	597,208
Delayed delivery	—	—
Fund shares sold	26,397	67,259
Interest and dividends	79,806	44,721
Foreign tax reclaims	—	4,518
Prepaid expenses	57,013	60,862
Total assets	74,066,962	73,641,604
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	607,419
Delayed delivery	—	—
Fund shares repurchased	36,021	254,432
Cash collateral held for securities on loan (Note 2)	102,776	—
Trustees’ fees and expenses (Note 3)	16,120	10,361
Affiliates (Note 3):
Administration fees	32,812	36,557
Investment advisory fees	27,693	33,066
Service fees	6,342	9,760
Distribution fees	2,668	525
Accrued expense and other liabilities	99,472	65,021
Total liabilities	323,904	1,017,141
Net assets	$73,743,058	$72,624,463
Net assets consist of:
Paid-in capital	$70,824,715	$62,491,764
Accumulated earnings (loss)	2,918,343	10,132,699
Net assets	$73,743,058	$72,624,463

(a)	Cost of investments:	$70,909,116	$64,042,435
(b)	Cost of repurchase agreements:	$402,598	$1,078,961
(c)	Securities on loan with market value of:	$230,534	$—
(d)	Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$162,458,171	$318,305,075	$216,518,620	$136,134,026	$114,839,032
485,256	4,780,204	1,663,939	5,862,399	4,196,585
162,943,427	323,085,279	218,182,559	141,996,425	119,035,617
—	2	—	540	21
—	—	245,972	129,796	1,145,282

—	—	212,816	110,845	495,473
—	—	—	—	28,404
28,279	560,213	123,364	77,628	31,328
28,402	197,642	78,960	325,731	226,233
—	—	305,466	730,129	41,289
53,010	55,443	61,285	72,690	52,747
163,053,118	323,898,579	219,210,422	143,443,784	121,056,394

—	779,900	—	227,004	173,691
—	—	—	—	615,214
597,004	180,551	257,916	1,495,316	760,385
912,595	—	1,159,167	1,211,963	—
20,615	16,984	23,928	37,536	10,560

47,075	59,993	63,052	46,920	36,121
59,367	157,212	133,747	97,458	61,688
15,086	39,565	17,951	8,541	725
2,636	5,000	5,396	1,547	389
93,099	65,551	377,223	143,951	560,750
1,747,477	1,304,756	2,038,380	3,270,236	2,219,523
$161,305,641	$322,593,823	$217,172,042	$140,173,548	$118,836,871

$154,169,686	$282,297,712	$124,804,745	$137,973,186	$139,944,236
7,135,955	40,296,111	92,367,297	2,200,362	(21,107,365)
$161,305,641	$322,593,823	$217,172,042	$140,173,548	$118,836,871

$154,802,127	$277,004,608	$134,847,973	$131,182,817	$108,024,765
$485,256	$4,780,204	$1,663,939	$5,862,399	$4,196,585
$1,698,321	$5,140,591	$9,028,629	$3,121,579	$2,728,460
$—	$—	$245,621	$129,900	$1,146,926

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Class I shares:
Net assets	$27,567,088	$2,790,181
Shares outstanding (a)	2,174,825	301,389
Net asset value, offering price and redemption price per share	$12.68	$9.26
Class R5 shares:
Net assets	$20,935,007	$35,385,510
Shares outstanding (a)	1,644,550	3,818,465
Net asset value, offering price and redemption price per share	$12.73	$9.27
Service Class shares:
Net assets	$13,746,337	$111,461
Shares outstanding (a)	1,093,235	11,298
Net asset value, offering price and redemption price per share	$12.57	$9.87
Administrative Class shares:
Net assets	$1,335,830	$18,506,906
Shares outstanding (a)	102,738	1,998,286
Net asset value, offering price and redemption price per share	$13.00	$9.26
Class R4 shares:
Net assets	$1,543,578	$6,137,310
Shares outstanding (a)	125,923	689,813
Net asset value, offering price and redemption price per share	$12.26	$8.90
Class A shares:
Net assets	$4,371,752	$8,824,761
Shares outstanding (a)	352,491	976,500
Net asset value, and redemption price per share	$12.40	$9.04
Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.12	$9.57
Class R3 shares:
Net assets	$4,147,414	$868,334
Shares outstanding (a)	330,522	95,620
Net asset value, offering price and redemption price per share	$12.55	$9.08
Class Y shares: (b)
Net assets	$96,052	$—
Shares outstanding (a)	7,547	—
Net asset value, offering price and redemption price per share	$12.73	$—

(a)    Authorized unlimited number of shares with no par value.

(b)    Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$20,123,145	$112,448,199	$61,065,471	$83,830,115	$115,423,150
2,466,021	7,137,849	5,709,554	10,187,606	11,525,141
$8.16	$15.75	$10.70	$8.23	$10.01

$79,674,581	$109,219,813	$67,759,717	$36,361,890	$276,305
9,763,328	6,957,260	6,349,419	4,415,809	27,023
$8.16	$15.70	$10.67	$8.23	$10.22

$16,197,312	$17,034,534	$5,310,351	$3,615,658	$1,647,167
1,969,802	1,089,090	506,347	440,254	164,219
$8.22	$15.64	$10.49	$8.21	$10.03

$20,337,014	$22,550,295	$53,462,153	$2,491,674	$320,234
2,416,513	1,454,335	5,049,863	306,558	31,819
$8.42	$15.51	$10.59	$8.13	$10.06

$6,309,211	$13,008,936	$10,210,355	$645,149	$386,917
820,492	875,366	1,012,997	85,613	38,979
$7.69	$14.86	$10.08	$7.54	$9.93

$14,363,429	$40,279,236	$10,394,531	$10,553,209	$163,126
1,837,005	2,691,290	1,011,102	1,379,530	16,293
$7.82	$14.97	$10.28	$7.65	$10.01
$8.28	$15.84	$10.88	$8.10	$10.59

$4,197,546	$7,958,614	$8,969,464	$2,576,285	$619,972
551,974	543,594	885,066	347,210	63,346
$7.60	$14.64	$10.13	$7.42	$9.79

$103,403	$94,196	$—	$99,568	$—
12,674	5,999	—	12,092	—
$8.16	$15.70	$—	$8.23	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest (b)	4,174,635	6,523,929
Securities lending net income	—	18,434
Total investment income	4,174,635	6,542,363
Expenses (Note 3):
Investment advisory fees	360,729	634,101
Custody fees	23,578	58,322
Trustee reporting	—	52,130
Audit and tax fees	23,314	32,316
Commitment & Service Expenses	—	122,403
Legal fees	3,703	67,754
Proxy fees	650	1,386
Accounting & Administration fees	29,197	50,135
Shareholder reporting fees	22,810	33,464
Trustees’ fees	5,845	16,247
Registration and filing fees	12,293	108,944
Transfer agent fees	1,490	16,676
	483,609	1,193,878
Administration fees:
Class R5	103,066	14,614
Service Class	—	2,862
Administrative Class	—	14,409
Class R4	—	8,335
Class A	—	10,924
Class R3	—	7,224
Class Y	—	67,504
Class L	—	15,367
Class C	—	261
Distribution and Service fees:
Class R4	—	10,419
Class A	—	9,103
Class R3	—	18,059
Class L	—	76,837
Class C	—	2,607
Total expenses	586,675	1,452,403
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(94,052)
Class Y fees reimbursed by adviser	—	(196,884)
Class L fees reimbursed by adviser	—	(73,702)
Class C fees reimbursed by adviser	—	(1,251)
Net expenses:	586,675	1,086,514
Net investment income (loss)	3,587,960	5,455,849

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund		MassMutual Core Bond Fund		MassMutual Diversified Bond Fund		MassMutual High Yield Fund	MassMutual Balanced Fund

$—		$—		$35,334		$7,093	$813,478
5,120,888		17,257,274		4,031,651		13,850,246	709,572
3,874		9,206		6,372		77,025	—
5,124,762		17,266,480		4,073,357		13,934,364	1,523,050

560,780		1,400,772		313,656		921,005	287,259
26,578		38,760		24,874		40,943	40,896
—		—		—		36,427	—
29,042		29,829		29,821		31,803	28,869
—		—		—		73,220	—
5,419		13,534		4,245		30,772	2,205
1,386		1,386		1,386		1,386	1,386
23,667		40,161		33,947		22,088	23,670
18,801		29,251		21,017		53,413	21,320
8,443		20,956		4,504		11,539	3,387
50,944		51,754		50,353		79,056	50,848
1,490		1,490		1,490		13,545	1,490
726,550		1,627,893		485,293		1,315,197	461,330

34,310		68,209		29,166		17,012	15,065
30,364		37,008		4,751		22,620	8,044
13,223		52,506		12,219		19,592	9,211
4,437		2,025		3,849		28,985	4,803
13,401		36,935		7,835		12,799	20,413
2,245		184		1,393		24,422	10,058
16	*	16	*	16	*	6,241	16	*
—		—		—		—	—
—		—		—		—	—

5,546		2,531		4,811		36,231	6,004
11,167		30,779		6,529		10,666	17,011
5,614		459		3,482		61,055	25,145
—		—		—		—	—
—		—		—		422	—
846,873		1,858,545		559,344		1,555,242	577,100

—		—		—		—	—
—		—		—		—	—
—		—		—		—	—
—		—		—		—	—
846,873		1,858,545		559,344		1,555,242	577,100
4,277,889		15,407,935		3,514,013		12,379,122	945,950

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$184	$(29,281,384)
Futures contracts	—	8,127,426
Written options	—	—
Swap agreements	—	(4,276,312)
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	184	(25,430,270)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	—	30,584,579
Futures contracts	—	(9,700,235)
Written options	—	—
Swap agreements	—	3,984,176
Translation of assets and liabilities in foreign currencies	—	1
Forward contracts	—	—
Net change in unrealized appreciation/(depreciation)	—	24,868,521
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	184	(561,749)
Net increase (decrease) in net assets resulting from operations	$3,588,144	$4,894,100

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$(2,156,747)	$(15,636,843)	$(2,193,265)	$(11,233,051)	$(2,032,696)
2,050,197	(5,667,808)	(1,996,635)	—	278,322
—	—	4,523	—	—
(18,852,665)	(67,577)	(15,576)	—	—
—	—	(23,603)	—	—
—	—	81,680	—	—
(18,959,215)	(21,372,228)	(4,142,876)	(11,233,051)	(1,754,374)

6,761,996	31,270,603	4,691,886	28,991,481	13,927,987
(2,348,017)	6,099,627	2,386,891	—	(352,355)
—	—	9,654	—	—
24,499,147	(815,002)	(167,793)	—	—
—	—	8,577	9,975	—
—	—	(40,186)	—	—
28,913,126	36,555,228	6,889,029	29,001,456	13,575,632
9,953,911	15,183,000	2,746,153	17,768,405	11,821,258
$14,231,800	$30,590,935	$6,260,166	$30,147,527	$12,767,208

$—	$—	$—	$—	$106
$—	$—	$238	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Investment income (Note 2):
Dividends (a)	$827,471	$602,987
Interest	2,646	6,141
Securities lending net income	485	581
Non-cash income	22,455	—
Total investment income	853,057	609,709
Expenses (Note 3):
Investment advisory fees	165,792	196,231
Custody fees	21,673	16,180
Audit and tax fees	27,611	26,377
Legal fees	1,317	1,363
Proxy fees	1,386	1,386
Accounting & Administration fees	12,082	11,190
Shareholder reporting fees	15,273	16,100
Trustees’ fees	2,075	2,113
Registration and filing fees	50,227	49,846
Transfer agent fees	1,490	1,490
	298,926	322,276
Administration fees:
Class R5	10,587	17,018
Service Class	13,454	110
Administrative Class	1,947	28,028
Class R4	1,438	6,070
Class A	6,727	12,830
Class R3	4,188	817
Class Y *	15	—
Distribution and Service fees:
Class R4	1,798	7,588
Class A	5,606	10,691
Class R3	10,470	2,042
Total expenses	355,156	407,470
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Advisory fees waived	—	—
Net expenses:	355,156	407,470
Net investment income (loss)	497,901	202,239

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$820,218	$2,246,894	$722,033	$1,296,666	$885,619
4,437	39,429	7,878	34,490	26,905
5,472	7,187	2,653	14,473	5,112
—	—	74,170	37,405	164,986
830,127	2,293,510	806,734	1,383,034	1,082,622

352,054	924,153	785,527	535,140	589,360
15,428	14,553	40,925	43,087	108,225
27,623	26,504	36,502	36,600	47,582
4,595	5,509	3,733	2,170	3,362
1,386	1,386	1,386	1,386	1,386
13,167	13,316	18,051	16,996	15,958
21,851	27,969	21,125	14,923	19,862
4,571	8,691	5,782	3,479	3,193
50,594	53,508	50,470	51,222	50,432
1,490	1,490	1,490	1,239	1,490
492,759	1,077,079	964,991	706,242	840,850

38,157	54,737	32,552	17,326	125
15,120	17,436	6,204	2,969	1,496
32,259	33,310	76,129	3,695	422
6,181	12,971	9,467	678	355
21,464	62,601	14,941	15,197	230
4,143	7,931	8,479	2,358	599
16	15	—	16	—

7,726	16,214	11,834	848	443
17,887	52,168	12,451	12,664	192
10,358	19,827	21,196	5,894	1,496
646,070	1,354,289	1,158,244	767,887	846,208

—	—	—	—	(158,707)
—	—	—	—	(350)
—	—	—	—	(2,092)
—	—	—	—	(395)
—	—	—	—	(496)
—	—	—	—	(214)
—	—	—	—	(832)
—	—	—	(32,237)	—
646,070	1,354,289	1,158,244	735,650	683,122
184,057	939,221	(351,510)	647,384	399,500

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$18,781	$2,629,203
Foreign currency transactions	—	505
Net realized gain (loss)	18,781	2,629,708
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	8,840,927	7,265,774
Translation of assets and liabilities in foreign currencies	—	422
Net change in unrealized appreciation/(depreciation)	8,840,927	7,266,196
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	8,859,708	9,895,904
Net increase (decrease) in net assets resulting from operations	$9,357,609	$10,098,143

(a)	Net of foreign withholding tax of:	$—	$632
**	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund		MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$(209,786)	$(1,935,903)	$13,976,399		$(1,940,180)	$(12,275,636)
—	407	30,140		18,703	(26,930)
(209,786)	(1,935,496)	14,006,539		(1,921,477)	(12,302,566)

21,064,458	36,926,161	33,109,403	**	25,632,038	35,614,015 **
—	—	29,080		65,524	4,266
21,064,458	36,926,161	33,138,483		25,697,562	35,618,281
20,854,672	34,990,665	47,145,022		23,776,085	23,315,715
$21,038,729	$35,929,886	$46,793,512		$24,423,469	$23,715,215

$—	$4,636	$52,021	$148,508	$151,224
$—	$—	$17,833	$—	$(118,542)

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual U.S. Government Money Market Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,587,960	$838,097
Net realized gain (loss)	184	1,133
Net change in unrealized appreciation/(depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	3,588,144	839,230
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	(3,587,638)	(837,585)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Total distributions	(3,587,638)	(837,585)
Net fund share transactions (Note 5):
Class I	—	—
Class R5	(6,023,396)	(30,251,189)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Increase (decrease) in net assets from fund share transactions	(6,023,396)	(30,251,189)
Total increase (decrease) in net assets	(6,022,890)	(30,249,544)
Net assets
Beginning of period	205,328,321	235,577,865
End of period	$199,305,431	$205,328,321

(a)	Commenced operations on December 13, 2021.

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund			MassMutual Inflation-Protected and Income Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$5,455,849	$16,862,376		$4,277,889	$8,458,301
(25,430,270)	(51,305,178)		(18,959,215)	(8,352,671)
24,868,521	(71,439,690)		28,913,126	(42,321,476)
4,894,100	(105,882,492)		14,231,800	(42,215,846)

(1,920,709)	(8,176,968)		(6,485,045)	(13,578,868)
(523,768)	(2,345,636)		(2,502,538)	(6,527,752)
(49,246)	(395,204)		(1,108,108)	(3,706,567)
(161,448)	(553,757)		(279,683)	(804,115)
(133,859)	(318,830)		(151,257)	(342,973)
(113,255)	(543,636)		(277,944)	(821,349)
(107,164)	(353,332)		(69,335)	(193,469)
(2,587,999)	(15,100,528	)(a)	—	—
(1,100,791)	(2,275,179	)(a)	—	—
(17,344)	(26,497	)(a)	—	—
(6,715,583)	(30,089,567)		(10,873,910)	(25,975,093)

(53,537,024)	(54,326,839)		5,313,739	19,908,736
(2,888,293)	(28,772,555)		5,102,440	(11,102,681)
(323,457)	(12,469,357)		(2,269,334)	(16,566,770)
(2,097,382)	(4,366,692)		1,644,723	(4,258,691)
(3,890,205)	(1,706,884)		205,747	41,523
(579,077)	(26,537,179)		240,546	(2,189,251)
(525,122)	(2,434,467)		(337,411)	48,895
(126,257,749)	304,155,402	(a)	100,000 *	—
(24,054,987)	89,252,476	(a)	—	—
(65,291)	1,255,306	(a)	—	—
(214,218,587)	264,049,211		10,000,450	(14,118,239)
(216,040,070)	128,077,152		13,358,340	(82,309,178)

499,624,522	371,547,370		289,915,520	372,224,698
$283,584,452	$499,624,522		$303,273,860	$289,915,520

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Core Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,407,935	$23,918,092
Net realized gain (loss)	(21,372,228)	(43,749,466)
Net change in unrealized appreciation/(depreciation)	36,555,228	(142,010,120)
Net increase (decrease) in net assets resulting from operations	30,590,935	(161,841,494)
Distributions to shareholders (Note 2):
Class I	(18,947,053)	(25,515,199)
Class R5	(5,049,706)	(10,426,152)
Service Class	(1,323,476)	(1,734,027)
Administrative Class	(1,260,653)	(1,712,376)
Class R4	(58,399)	(221,532)
Class A	(772,091)	(1,693,205)
Class R3	(5,295)	(7,500)
Class Y	—	—
Class C	—	—
Total distributions	(27,416,673)	(41,309,991)
Net fund share transactions (Note 5):
Class I	29,766,853	(61,675,638)
Class R5	1,478,565	(128,317,277)
Service Class	1,141,311	(12,042,889)
Administrative Class	(192,823)	(10,574,132)
Class R4	(147,322)	(5,244,362)
Class A	2,686,639	(25,553,805)
Class R3	12,345	(120,752)
Class Y	100,000 *	—
Class C	—	—
Increase (decrease) in net assets from fund share transactions	34,845,568	(243,528,855)
Total increase (decrease) in net assets	38,019,830	(446,680,340)
Net assets
Beginning of period	718,488,776	1,165,169,116
End of period	$756,508,606	$718,488,776

(a)	Commenced operations on December 13, 2021.

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund		MassMutual High Yield Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$3,514,013	$5,885,611	$12,379,122	$27,473,781
(4,142,876)	(8,877,339)	(11,233,051)	(312,722)
6,889,029	(34,438,073)	29,001,456	(96,113,678)
6,260,166	(37,429,801)	30,147,527	(68,952,619)

(3,066,113)	(4,290,758)	(7,639,205)	(32,453,576)
(2,434,368)	(3,344,900)	(1,090,580)	(4,191,590)
(190,793)	(343,585)	(712,295)	(2,714,386)
(338,479)	(445,350)	(405,659)	(1,894,451)
(150,025)	(171,228)	(878,097)	(3,481,151)
(189,315)	(296,362)	(254,221)	(1,074,744)
(50,765)	(27,352)	(709,000)	(2,769,060)
—	—	(807,419)	(2,074,928	)(a)
—	—	(2,327)	(3,484	)(a)
(6,419,858)	(8,919,535)	(12,498,803)	(50,657,370)

4,170,080	(12,764,525)	11,657,202	(49,627,752)
2,381,479	(6,119,459)	(3,060,601)	(2,641,378)
(281,346)	(5,368,513)	(1,836,553)	(421,728)
(2,935,022)	(2,063,333)	(401,008)	(6,329,003)
234,247	(489,076)	(13,375,359)	128,460
172,181	(2,541,380)	(163,874)	(2,465,320)
95,022	(1,609,268)	(2,278,722)	(1,554,968)
100,000 *	—	1,883,364	30,906,122	(a)
—	—	11,531	97,944	(a)
3,936,641	(30,955,554)	(7,564,020)	(31,907,623)
3,776,949	(77,304,890)	10,084,704	(151,517,612)

156,548,182	233,853,072	385,153,258	536,670,870
$160,325,131	$156,548,182	$395,237,962	$385,153,258

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Balanced Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$945,950	$1,635,713
Net realized gain (loss)	(1,754,374)	(1,191,938)
Net change in unrealized appreciation/(depreciation)	13,575,632	(19,075,268)
Net increase (decrease) in net assets resulting from operations	12,767,208	(18,631,493)
Distributions to shareholders (Note 2):
Class I	(834,824)	(13,083,127)
Class R5	(506,260)	(9,442,345)
Service Class	(114,812)	(2,211,487)
Administrative Class	(91,105)	(1,821,814)
Class R4	(65,417)	(1,404,186)
Class A	(167,111)	(4,696,408)
Class R3	(108,827)	(3,309,059)
Total distributions	(1,888,356)	(35,968,426)
Net fund share transactions (Note 5):
Class I	(2,027,697)	10,110,475
Class R5	(1,131,168)	3,322,395
Service Class	(228,944)	789,167
Administrative Class	(3,517,823)	1,800,181
Class R4	(33,164)	711,476
Class A	(901,485)	(1,126,786)
Class R3	(719,244)	2,314,446
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	(8,459,525)	17,921,354
Total increase (decrease) in net assets	2,419,327	(36,678,565)
Net assets
Beginning of period	114,789,493	151,468,058
End of period	$117,208,820	$114,789,493

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund		MassMutual Main Street Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$497,901	$1,071,808	$202,239	$588,136
18,781	6,346,433	2,629,708	10,795,461
8,840,927	(14,330,342)	7,266,196	(30,007,339)
9,357,609	(6,912,101)	10,098,143	(18,623,742)

(2,730,325)	(5,421,119)	(380,210)	(5,755,032)
(2,040,561)	(5,073,685)	(4,211,164)	(9,637,008)
(1,301,070)	(2,728,368)	(13,467)	(32,408)
(119,698)	(272,646)	(2,320,099)	(5,132,204)
(137,935)	(465,386)	(775,352)	(1,737,533)
(437,484)	(1,100,034)	(1,041,080)	(2,187,355)
(388,059)	(745,764)	(96,841)	(210,581)
(7,155,132)	(15,807,002)	(8,838,213)	(24,692,121)

1,858,489	1,138,722	(428,878)	(15,434,178)
296,713	(8,801,030)	3,459,853	896,476
1,455,242	(142,040)	1,802	2,400
141,994	(81,412)	320,153	2,862,256
209,667	(897,583)	163,562	760,267
(5,844)	(921,129)	785,147	1,322,681
289,797	45,564	99,405	(140,863)
100,000	—	—	—
4,346,058	(9,658,908)	4,401,044	(9,730,961)
6,548,535	(32,378,011)	5,660,974	(53,046,824)

67,194,523	99,572,534	66,963,489	120,010,313
$73,743,058	$67,194,523	$72,624,463	$66,963,489

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Disciplined Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$184,057	$(35,448)
Net realized gain (loss)	(209,786)	12,038,599
Net change in unrealized appreciation/(depreciation)	21,064,458	(66,271,366)
Net increase (decrease) in net assets resulting from operations	21,038,729	(54,268,215)
Distributions to shareholders (Note 2):
Class I	(916,567)	(14,211,876)
Class R5	(3,740,607)	(39,812,555)
Service Class	(712,618)	(10,037,758)
Administrative Class	(1,134,152)	(14,282,484)
Class R4	(305,507)	(4,483,496)
Class A	(744,187)	(11,937,715)
Class R3	(206,964)	(2,151,233)
Total distributions	(7,760,602)	(96,917,117)
Net fund share transactions (Note 5):
Class I	(55,191)	8,472,666
Class R5	(190,726)	28,861,519
Service Class	548,236	4,209,156
Administrative Class	(5,389,693)	10,471,389
Class R4	(580,558)	54,641
Class A	(1,063,425)	5,223,921
Class R3	(104,777)	2,400,935
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	(6,736,134)	59,694,227
Total increase (decrease) in net assets	6,541,993	(91,491,105)
Net assets
Beginning of period	154,763,648	246,254,753
End of period	$161,305,641	$154,763,648

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund		MassMutual Global Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$939,221	$885,876	$(351,510)	$(725,332)
(1,935,496)	5,631,592	14,006,539	48,310,098
36,926,161	(72,344,667)	33,138,483	(164,188,999)
35,929,886	(65,827,199)	46,793,512	(116,604,233)

(1,468,645)	(8,099,573)	(12,546,325)	(10,688,280)
(1,410,819)	(12,813,268)	(13,889,612)	(12,739,313)
(207,096)	(2,089,184)	(1,359,215)	(859,154)
(242,408)	(2,480,508)	(10,936,495)	(9,271,798)
(128,301)	(1,502,600)	(2,097,768)	(1,722,056)
(357,876)	(5,263,635)	(2,182,359)	(2,023,520)
(61,858)	(937,828)	(1,873,279)	(1,492,945)
(3,877,003)	(33,186,596)	(44,885,053)	(38,797,066)

6,499,459	38,224,027	3,176,739	1,752,106
(2,414,805)	106,568	8,274,596	(18,913,065)
(638,083)	(3,074,459)	(219,316)	1,650,364
235,242	976,007	7,333,251	(5,268,106)
(144,495)	415,445	1,542,945	(402,757)
(2,762,912)	(1,765,134)	1,359,361	(2,426,872)
(23,213)	52,755	1,036,708	550,289
100,000	—	—	—
851,193	34,935,209	22,504,284	(23,058,041)
32,904,076	(64,078,586)	24,412,743	(178,459,340)

289,689,747	353,768,333	192,759,299	371,218,639
$322,593,823	$289,689,747	$217,172,042	$192,759,299

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual International Equity Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$647,384	$1,896,391
Net realized gain (loss)	(1,921,477)	5,832,286
Net change in unrealized appreciation/(depreciation)	25,697,562	(34,443,587)
Net increase (decrease) in net assets resulting from operations	24,423,469	(26,714,910)
Distributions to shareholders (Note 2):
Class I	(4,199,952)	(10,922,947)
Class R5	(1,950,265)	(5,465,065)
Service Class	(154,615)	(410,850)
Administrative Class	(141,221)	(292,378)
Class R4	(33,604)	(176,442)
Class A	(544,895)	(1,478,546)
Class R3	(130,573)	(290,312)
Total distributions	(7,155,125)	(19,036,540)
Net fund share transactions (Note 5):
Class I	7,470,204	2,298,162
Class R5	794,336	(6,677,826)
Service Class	592,997	209,261
Administrative Class	(116,408)	661,945
Class R4	(176,670)	(574,574)
Class A	172,412	(1,097,342)
Class R3	205,547	561,594
Class Y *	100,000	—
Increase (decrease) in net assets from fund share transactions	9,042,418	(4,618,780)
Total increase (decrease) in net assets	26,310,762	(50,370,230)
Net assets
Beginning of period	113,862,786	164,233,016
End of period	$140,173,548	$113,862,786

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund
Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

$399,500	$588,448
(12,302,566)	(10,097,611)
35,618,281	(50,118,561)
23,715,215	(59,627,724)

(454,812)	(21,234,316)
—	(372,025)
(2,309)	(315,974)
(69)	(142,830)
—	(57,377)
—	(77,403)
—	(149,473)
(457,190)	(22,349,398)

(12,481,984)	26,336,462
1,826	(1,189,987)
13,135	343,704
35,505	(463,387)
10,992	85,854
(7,453)	(204,486)
(43,541)	(10,684)
—	—
(12,471,520)	24,897,476
10,786,505	(57,079,646)

108,050,366	165,130,012
$118,836,871	$108,050,366

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual U.S. Government Money Market Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class R5
3/31/23[r]	$1.00	$0.02		$0.00	[d]	$0.02		$(0.02)	$—	$(0.02)	$1.00	1.76%[b]	$199,305	0.57%[a]	0.57%[a]	3.48%[a]
9/30/22	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.44%	205,328	0.54%	0.27%	0.39%
9/30/21	1.00	(0.00)[d]		0.00	[d]	0.00	[d]	—	—	—	1.00	0.00%[e]	235,578	0.51%	0.07%	0.00%[e]
9/30/20	1.00	0.01		0.00	[d]	0.01		(0.01)	—	(0.01)	1.00	0.56%	277,991	0.51%	0.40%	0.59%
9/30/19	1.00	0.02		0.00	[d]	0.02		(0.02)	(0.00)[d]	(0.02)	1.00	1.85%	333,574	0.52%	N/A	1.83%
9/30/18	1.00	0.01		0.00	[d]	0.01		(0.01)	(0.00)[d]	(0.01)	1.00	1.08%	339,551	0.50%	N/A	1.04%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Short-Duration Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$8.67	$0.14	$0.02	aa	$0.16	$(0.17)	$—	$(0.17)	$8.66	1.81%[b]	$77,416	0.66%[a]	0.47%[a]	3.14%[a]
9/30/22	10.10	0.20	(1.19)		(0.99)	(0.44)	—	(0.44)	8.67	(10.11%)	131,484	0.40%	0.39%	2.08%
9/30/21	10.09	0.24	0.22		0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
9/30/20	10.31	0.34	(0.21)		0.13	(0.35)	—	(0.35)	10.09	1.26%	189,805	0.42%	N/A	3.41%
9/30/19	10.30	0.32	0.08		0.40	(0.39)	—	(0.39)	10.31	4.05%	204,282	0.43%	N/A	3.13%
9/30/18	10.40	0.27	(0.10)		0.17	(0.27)	—	(0.27)	10.30	1.65%	163,465	0.39%	N/A	2.64%
Class R5
3/31/23[r]	$8.70	$0.12	$0.02	aa	$0.14	$(0.15)	$—	$(0.15)	$8.69	1.68%[b]	$27,630	0.77%[a]	N/A	2.81%[a]
9/30/22	10.13	0.19	(1.20)		(1.01)	(0.42)	—	(0.42)	8.70	(10.26%)	30,546	0.50%	N/A	1.95%
9/30/21	10.12	0.24	0.21		0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
9/30/20	10.34	0.33	(0.21)		0.12	(0.34)	—	(0.34)	10.12	1.15%	110,813	0.52%	N/A	3.31%
9/30/19	10.33	0.31	0.08		0.39	(0.38)	—	(0.38)	10.34	3.92%	158,895	0.53%	N/A	3.03%
9/30/18	10.42	0.26	(0.09)		0.17	(0.26)	—	(0.26)	10.33	1.63%	135,411	0.49%	N/A	2.55%
Service Class
3/31/23[r]	$8.65	$0.11	$0.02	aa	$0.13	$(0.15)	$—	$(0.15)	$8.63	1.50%[b]	$2,655	0.89%[a]	N/A	2.61%[a]
9/30/22	10.06	0.17	(1.18)		(1.01)	(0.40)	—	(0.40)	8.65	(10.30%)	2,981	0.62%	N/A	1.82%
9/30/21	10.04	0.23	0.21		0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%
9/30/20	10.26	0.32	(0.22)		0.10	(0.32)	—	(0.32)	10.04	1.00%	38,559	0.62%	N/A	3.19%
9/30/19	10.25	0.30	0.08		0.38	(0.37)	—	(0.37)	10.26	3.82%	51,201	0.63%	N/A	2.92%
9/30/18	10.35	0.25	(0.10)		0.15	(0.25)	—	(0.25)	10.25	1.50%	72,408	0.59%	N/A	2.45%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	8%	20%	72%	37%	55%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$8.62	$0.11	$0.02	aa	$0.13	$(0.14)	$—	$(0.14)	$8.61	1.57%[b]	$8,465	0.97%[a]	N/A	2.60%[a]
9/30/22	10.01	0.17	(1.18)		(1.01)	(0.38)	—	(0.38)	8.62	(10.38%)	10,582	0.70%	N/A	1.78%
9/30/21	10.00	0.21	0.22		0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
9/30/20	10.22	0.31	(0.21)		0.10	(0.32)	—	(0.32)	10.00	0.94%	27,628	0.72%	N/A	3.12%
9/30/19	10.21	0.29	0.08		0.37	(0.36)	—	(0.36)	10.22	3.76%	31,270	0.73%	N/A	2.83%
9/30/18	10.31	0.24	(0.10)		0.14	(0.24)	—	(0.24)	10.21	1.35%	34,342	0.69%	N/A	2.37%
Class R4
3/31/23[r]	$8.69	$0.10	$0.03	aa	$0.13	$(0.14)	$—	$(0.14)	$8.68	1.50%[b]	$4,755	1.11%[a]	N/A	2.40%[a]
9/30/22	10.07	0.15	(1.18)		(1.03)	(0.35)	—	(0.35)	8.69	(10.46%)	8,688	0.85%	N/A	1.63%
9/30/21	10.05	0.20	0.22		0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
9/30/20	10.27	0.29	(0.21)		0.08	(0.30)	—	(0.30)	10.05	0.79%	11,525	0.87%	N/A	2.96%
9/30/19	10.26	0.27	0.08		0.35	(0.34)	—	(0.34)	10.27	3.57%	12,494	0.88%	N/A	2.67%
9/30/18	10.36	0.23	(0.11)		0.12	(0.22)	—	(0.22)	10.26	1.21%	13,691	0.84%	N/A	2.21%
Class A
3/31/23[r]	$8.58	$0.10	$0.02	aa	$0.12	$(0.13)	$—	$(0.13)	$8.57	1.44%[b]	$7,003	1.23%[a]	N/A	2.32%[a]
9/30/22	9.93	0.14	(1.18)		(1.04)	(0.31)	—	(0.31)	8.58	(10.63%)	7,588	0.95%	N/A	1.44%
9/30/21	9.92	0.19	0.21		0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
9/30/20	10.14	0.28	(0.21)		0.07	(0.29)	—	(0.29)	9.92	0.71%	41,913	0.97%	N/A	2.87%
9/30/19	10.14	0.26	0.08		0.34	(0.34)	—	(0.34)	10.14	3.44%	55,315	0.98%	N/A	2.58%
9/30/18	10.24	0.21	(0.10)		0.11	(0.21)	—	(0.21)	10.14	1.10%	53,188	0.94%	N/A	2.11%
Class R3
3/31/23[r]	$8.61	$0.09	$0.03	aa	$0.12	$(0.13)	$—	$(0.13)	$8.60	1.37%[b]	$7,120	1.38%[a]	N/A	2.14%[a]
9/30/22	9.99	0.13	(1.19)		(1.06)	(0.32)	—	(0.32)	8.61	(10.80%)	7,665	1.10%	N/A	1.37%
9/30/21	9.98	0.17	0.22		0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
9/30/20	10.20	0.27	(0.22)		0.05	(0.27)	—	(0.27)	9.98	0.53%	7,737	1.12%	N/A	2.72%
9/30/19	10.20	0.24	0.09		0.33	(0.33)	—	(0.33)	10.20	3.29%	7,040	1.13%	N/A	2.43%
9/30/18	10.30	0.20	(0.10)		0.10	(0.20)	—	(0.20)	10.20	0.97%	7,980	1.09%	N/A	1.97%
Class Y
3/31/23[r]	$8.68	$0.14	$0.02	aa	$0.16	$(0.17)	$—	$(0.17)	$8.67	1.81%[b]	$95,149	0.75%[a]	0.46%[a]	3.18%[a]
9/30/22[g]	9.86	0.15	(1.09)		(0.94)	(0.24)	—	(0.24)	8.68	(9.66%)[b]	222,385	0.48%[a]	0.40%[a]	2.05%[a]
Class L
3/31/23[r]	$8.64	$0.12	$0.02	aa	$0.14	$(0.15)	$—	$(0.15)	$8.63	1.68%[b]	$52,360	0.97%[a]	0.73%[a]	2.88%[a]
9/30/22[g]	9.82	0.14	(1.10)		(0.96)	(0.22)	—	(0.22)	8.64	(9.87%)[b]	76,609	0.69%[a]	0.65%[a]	1.86%[a]
Class C
3/31/23[r]	$8.71	$0.11	$0.02	aa	$0.13	$(0.14)	$—	$(0.14)	$8.70	1.56%[b]	$1,030	1.22%[a]	0.98%[a]	2.55%[a]
9/30/22[g]	9.90	0.12	(1.11)		(0.99)	(0.20)	—	(0.20)	8.71	(10.07%)[b]	1,097	0.94%[a]	0.90%[a]	1.64%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Inflation-Protected and Income Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/23[r]	$9.35	$0.15	$0.30	$0.45	$(0.36)	$—	$(0.36)	$9.44	4.90%[b]	$176,561	0.49%[a]	N/A	N/A	3.15%[a]
9/30/22	11.46	0.27	(1.57)	(1.30)	(0.20)	(0.61)	(0.81)	9.35	(12.28%)	169,362	0.47%	N/A	N/A	2.60%
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
9/30/20	10.59	0.20	0.83	1.03	(0.22)	—	(0.22)	11.40	9.93%	176,809	0.47%	0.47%[n]	0.47%[n]	1.86%
9/30/19	10.24	0.25	0.42	0.67	(0.32)	—	(0.32)	10.59	6.80%	154,260	0.50%	0.49%	0.46%	2.40%
9/30/18	10.46	0.34	(0.26)	0.08	(0.30)	—	(0.30)	10.24	0.74%	133,153	1.74%	1.71%	0.45%	3.33%
Class R5
3/31/23[r]	$9.35	$0.14	$0.31	$0.45	$(0.35)	$—	$(0.35)	$9.45	4.89%[b]	$72,046	0.59%[a]	N/A	N/A	3.06%[a]
9/30/22	11.47	0.25	(1.57)	(1.32)	(0.19)	(0.61)	(0.80)	9.35	(12.44%)	66,136	0.57%	N/A	N/A	2.40%
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
9/30/20	10.59	0.19	0.84	1.03	(0.21)	—	(0.21)	11.41	9.92%	86,369	0.57%	0.57%[n]	0.57%[n]	1.75%
9/30/19	10.24	0.24	0.42	0.66	(0.31)	—	(0.31)	10.59	6.68%	73,365	0.60%	0.59%	0.56%	2.30%
9/30/18	10.46	0.34	(0.27)	0.07	(0.29)	—	(0.29)	10.24	0.63%	60,121	1.84%	1.81%	0.55%	3.29%
Service Class
3/31/23[r]	$9.31	$0.14	$0.31	$0.45	$(0.34)	$—	$(0.34)	$9.42	4.89%[b]	$29,112	0.69%[a]	N/A	N/A	2.93%[a]
9/30/22	11.42	0.23	(1.55)	(1.32)	(0.18)	(0.61)	(0.79)	9.31	(12.51%)	31,069	0.67%	N/A	N/A	2.19%
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%
9/30/20	10.55	0.18	0.84	1.02	(0.20)	—	(0.20)	11.37	9.82%	54,729	0.67%	0.67%[n]	0.67%[n]	1.66%
9/30/19	10.20	0.22	0.43	0.65	(0.30)	—	(0.30)	10.55	6.60%	50,873	0.71%	0.70%	0.67%	2.17%
9/30/18	10.42	0.32	(0.27)	0.05	(0.27)	—	(0.27)	10.20	0.51%	50,449	1.94%	1.91%	0.65%	3.16%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	49%	77%	100%	110%	42%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/23[r]	$9.43	$0.14	$0.31	$0.45	$(0.33)	$—	$(0.33)	$9.55	4.80%[b]	$9,537	0.79%[a]	N/A	N/A	2.89%[a]
9/30/22	11.55	0.23	(1.58)	(1.35)	(0.16)	(0.61)	(0.77)	9.43	(12.59%)	7,759	0.77%	N/A	N/A	2.15%
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
9/30/20	10.66	0.17	0.85	1.02	(0.19)	—	(0.19)	11.49	9.70%	15,288	0.77%	0.77%[n]	0.77%[n]	1.56%
9/30/19	10.30	0.21	0.44	0.65	(0.29)	—	(0.29)	10.66	6.53%	16,168	0.80%	0.79%	0.76%	2.03%
9/30/18	10.53	0.31	(0.28)	0.03	(0.26)	—	(0.26)	10.30	0.31%	14,744	2.04%	2.01%	0.75%	3.02%
Class R4
3/31/23[r]	$9.08	$0.12	$0.31	$0.43	$(0.32)	$—	$(0.32)	$9.19	4.77%[b]	$4,575	0.94%[a]	N/A	N/A	2.70%[a]
9/30/22	11.16	0.22	(1.54)	(1.32)	(0.15)	(0.61)	(0.76)	9.08	(12.75%)	4,316	0.92%	N/A	N/A	2.10%
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
9/30/20	10.33	0.15	0.82	0.97	(0.18)	—	(0.18)	11.12	9.51%	4,358	0.92%	0.92%[n]	0.92%[n]	1.40%
9/30/19	10.00	0.19	0.42	0.61	(0.28)	—	(0.28)	10.33	6.27%	6,949	0.96%	0.95%	0.92%	1.95%
9/30/18	10.22	0.29	(0.26)	0.03	(0.25)	—	(0.25)	10.00	0.31%	6,840	2.19%	2.16%	0.90%	2.87%
Class A
3/31/23[r]	$9.17	$0.12	$0.30	$0.42	$(0.30)	$—	$(0.30)	$9.29	4.64%[b]	$9,232	1.04%[a]	N/A	N/A	2.59%[a]
9/30/22	11.23	0.20	(1.54)	(1.34)	(0.11)	(0.61)	(0.72)	9.17	(12.81%)	8,860	1.02%	N/A	N/A	1.94%
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
9/30/20	10.39	0.14	0.82	0.96	(0.16)	—	(0.16)	11.19	9.42%	22,018	1.02%	1.02%[n]	1.02%[n]	1.30%
9/30/19	10.05	0.18	0.42	0.60	(0.26)	—	(0.26)	10.39	6.16%	16,136	1.06%	1.05%	1.02%	1.78%
9/30/18	10.27	0.28	(0.26)	0.02	(0.24)	—	(0.24)	10.05	0.16%	20,582	2.29%	2.26%	1.00%	2.80%
Class R3
3/31/23[r]	$9.09	$0.11	$0.31	$0.42	$(0.28)	$—	$(0.28)	$9.23	4.70%[b]	$2,109	1.19%[a]	N/A	N/A	2.42%[a]
9/30/22	11.17	0.19	(1.54)	(1.35)	(0.12)	(0.61)	(0.73)	9.09	(12.98%)	2,414	1.17%	N/A	N/A	1.89%
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
9/30/20	10.33	0.12	0.82	0.94	(0.15)	—	(0.15)	11.12	9.20%	3,256	1.17%	1.17%[n]	1.17%[n]	1.16%
9/30/19	9.99	0.17	0.41	0.58	(0.24)	—	(0.24)	10.33	6.03%	4,297	1.21%	1.20%	1.17%	1.68%
9/30/18	10.22	0.27	(0.27)	0.00 [d]	(0.23)	—	(0.23)	9.99	0.03%	4,569	2.44%	2.41%	1.15%	2.69%
Class Y
3/31/23[g,r]	$9.33	$0.05	$0.07	$0.12	$—	$—	$—	$9.45	1.29%[b]	$101	0.59%[a]	N/A	N/A	3.71%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$9.10	$0.19	$0.19	$0.38	$(0.35)	$—	$(0.35)	$9.13	4.23%[b]	$516,972	0.44%[a]	4.24%[a]
9/30/22	11.33	0.27	(2.07)	(1.80)	(0.26)	(0.17)	(0.43)	9.10	(16.47%)	485,216	0.42%	2.62%
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	2.39%
9/30/20	11.33	0.37	0.32	0.69	(0.38)	—	(0.38)	11.64	6.28%	786,360	0.42%	3.27%
9/30/19	10.66	0.37	0.66	1.03	(0.36)	—	(0.36)	11.33	9.98%	847,736	0.43%	3.42%
9/30/18	11.04	0.34	(0.39)	(0.05)	(0.33)	—	(0.33)	10.66	(0.46%)	695,501	0.42%	3.19%
Class R5
3/31/23[r]	$9.13	$0.19	$0.19	$0.38	$(0.34)	$—	$(0.34)	$9.17	4.20%[b]	$137,189	0.54%[a]	4.14%[a]
9/30/22	11.37	0.25	(2.07)	(1.82)	(0.25)	(0.17)	(0.42)	9.13	(16.60%)	135,050	0.52%	2.43%
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	2.29%
9/30/20	11.37	0.36	0.32	0.68	(0.37)	—	(0.37)	11.68	6.16%	316,359	0.52%	3.17%
9/30/19	10.69	0.36	0.67	1.03	(0.35)	—	(0.35)	11.37	9.92%	317,805	0.53%	3.32%
9/30/18	11.07	0.33	(0.39)	(0.06)	(0.32)	—	(0.32)	10.69	(0.57%)	294,370	0.52%	3.07%
Service Class
3/31/23[r]	$9.07	$0.18	$0.19	$0.37	$(0.33)	$—	$(0.33)	$9.11	4.13%[b]	$38,116	0.64%[a]	4.04%[a]
9/30/22	11.30	0.25	(2.07)	(1.82)	(0.24)	(0.17)	(0.41)	9.07	(16.72%)	36,797	0.62%	2.40%
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	2.19%
9/30/20	11.29	0.35	0.31	0.66	(0.35)	—	(0.35)	11.60	6.06%	83,876	0.62%	3.08%
9/30/19	10.63	0.35	0.64	0.99	(0.33)	—	(0.33)	11.29	9.67%	86,988	0.63%	3.22%
9/30/18	11.01	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	10.63	(0.66%)	101,502	0.62%	2.98%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	102%	239%	256%	231%	261%	140%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$8.99	$0.18	$0.18		$0.36	$(0.32)	$—	$(0.32)	$9.03	4.04%[b]	$35,138	0.74%[a]	3.94%[a]
9/30/22	11.19	0.24	(2.05)		(1.81)	(0.22)	(0.17)	(0.39)	8.99	(16.75%)	35,207	0.72%	2.30%
9/30/21	11.51	0.24	0.10		0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	2.11%
9/30/20	11.21	0.33	0.32		0.65	(0.35)	—	(0.35)	11.51	5.94%	76,597	0.72%	2.97%
9/30/19	10.55	0.33	0.66		0.99	(0.33)	—	(0.33)	11.21	9.65%	67,239	0.73%	3.13%
9/30/18	10.92	0.31	(0.38)		(0.07)	(0.30)	—	(0.30)	10.55	(0.70%)	69,478	0.72%	2.88%
Class R4
3/31/23[r]	$8.84	$0.17	$0.19		$0.36	$(0.28)	$—	$(0.28)	$8.92	3.25%[b]	$2,164	0.89%[a]	3.78%[a]
9/30/22	11.01	0.20	(2.00)		(1.80)	(0.20)	(0.17)	(0.37)	8.84	(16.92%)	2,295	0.87%	1.99%
9/30/21	11.33	0.21	0.10		0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	1.95%
9/30/20	11.04	0.31	0.31		0.62	(0.33)	—	(0.33)	11.33	5.80%	10,444	0.87%	2.80%
9/30/19	10.39	0.31	0.64		0.95	(0.30)	—	(0.30)	11.04	9.47%	14,011	0.88%	2.98%
9/30/18	10.78	0.29	(0.39)		(0.10)	(0.29)	—	(0.29)	10.39	(0.97%)	10,624	0.87%	2.72%
Class A
3/31/23[r]	$8.91	$0.16	$0.19		$0.35	$(0.29)	$—	$(0.29)	$8.97	3.94%[b]	$26,641	0.99%[a]	3.69%[a]
9/30/22	11.09	0.20	(2.01)		(1.81)	(0.20)	(0.17)	(0.37)	8.91	(16.91%)	23,746	0.97%	1.97%
9/30/21	11.40	0.21	0.09		0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	1.83%
9/30/20	11.10	0.30	0.32		0.62	(0.32)	—	(0.32)	11.40	5.70%	58,572	0.97%	2.72%
9/30/19	10.45	0.30	0.65		0.95	(0.30)	—	(0.30)	11.10	9.32%	97,070	0.98%	2.87%
9/30/18	10.82	0.28	(0.38)		(0.10)	(0.27)	—	(0.27)	10.45	(1.00%)	106,562	0.97%	2.63%
Class R3
3/31/23[r]	$9.18	$0.16	$0.19		$0.35	$(0.27)	$—	$(0.27)	$9.26	3.82%[b]	$191	1.14%[a]	3.54%[a]
9/30/22	11.34	0.20	(2.09)		(1.89)	(0.10)	(0.17)	(0.27)	9.18	(17.05%)	177	1.12%	1.88%
9/30/21	11.63	0.19	0.10		0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	1.70%
9/30/20	11.34	0.29	0.32		0.61	(0.32)	—	(0.32)	11.63	5.54%	867	1.12%	2.57%
9/30/19	10.67	0.29	0.67		0.96	(0.29)	—	(0.29)	11.34	9.24%	1,225	1.13%	2.72%
9/30/18	11.02	0.27	(0.39)		(0.12)	(0.23)	—	(0.23)	10.67	(1.13%)	803	1.12%	2.49%
Class Y
3/31/23[g,r]	$9.33	$0.06	$(0.23	)aa	$(0.17)	$—	$—	$—	$9.16	(1.82%)[b]	$98	0.54%[a]	4.26%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$8.93	$0.20	$0.17	$0.37	$(0.36)	$—	$(0.36)	$8.94	$4.16%[b]	$79,668	0.61%[a]	N/A	4.51%[a]
9/30/22	11.33	0.31	(2.27)	(1.96)	(0.30)	(0.14)	(0.44)	8.93	(18.00%)	75,455	0.54%	N/A	3.07%
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
9/30/20	11.28	0.39	0.20	0.59	(0.36)	(0.00)[d]	(0.36)	11.51	5.43%	97,183	0.51%	N/A	3.54%
9/30/19	10.59	0.38	0.64	1.02	(0.33)	—	(0.33)	11.28	9.98%	60,965	0.55%	0.55%[n]	3.54%
9/30/18	10.97	0.35	(0.41)	(0.06)	(0.32)	—	(0.32)	10.59	(0.55%)	21,746	0.50%	0.50%[n]	3.33%
Class R5
3/31/23[r]	$8.13	$0.18	$0.15	$0.33	$(0.35)	$—	$(0.35)	$8.11	4.08%[b]	$59,970	0.71%[a]	N/A	4.41%[a]
9/30/22	10.35	0.28	(2.07)	(1.79)	(0.29)	(0.14)	(0.43)	8.13	(18.05%)	57,774	0.64%	N/A	2.99%
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
9/30/20	10.40	0.35	0.18	0.53	(0.35)	(0.00)[d]	(0.35)	10.58	5.30%	78,289	0.61%	N/A	3.46%
9/30/19	9.78	0.34	0.60	0.94	(0.32)	—	(0.32)	10.40	9.99%	109,659	0.65%	0.65%[n]	3.46%
9/30/18	10.16	0.32	(0.39)	(0.07)	(0.31)	—	(0.31)	9.78	(0.69%)	98,402	0.60%	0.60%[n]	3.24%
Service Class
3/31/23[r]	$8.27	$0.18	$0.14	$0.32	$(0.34)	$—	$(0.34)	$8.25	3.88%[b]	$4,677	0.81%[a]	N/A	4.30%[a]
9/30/22	10.51	0.27	(2.10)	(1.83)	(0.27)	(0.14)	(0.41)	8.27	(18.11%)	4,963	0.74%	N/A	2.81%
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%
9/30/20	10.54	0.35	0.18	0.53	(0.34)	(0.00)[d]	(0.34)	10.73	5.20%	12,067	0.71%	N/A	3.36%
9/30/19	9.91	0.33	0.61	0.94	(0.31)	—	(0.31)	10.54	9.80%	12,976	0.75%	0.75%[n]	3.35%
9/30/18	10.28	0.31	(0.38)	(0.07)	(0.30)	—	(0.30)	9.91	(0.69%)	18,946	0.70%	0.70%[n]	3.14%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	50%	198%	192%	186%	236%	142%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$8.25	$0.17	$0.15		$0.32	$(0.33)	$—	$(0.33)	$8.24	3.91%[b]	$5,197	0.91%[a]	N/A	4.18%[a]
9/30/22	10.49	0.26	(2.10)		(1.84)	(0.26)	(0.14)	(0.40)	8.25	(18.21%)	8,149	0.84%	N/A	2.76%
9/30/21	10.71	0.27	0.30		0.57	(0.42)	(0.37)	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
9/30/20	10.52	0.34	0.18		0.52	(0.33)	(0.00)[d]	(0.33)	10.71	5.10%	17,108	0.81%	N/A	3.25%
9/30/19	9.88	0.32	0.62		0.94	(0.30)	—	(0.30)	10.52	9.79%	21,870	0.85%	0.85%[n]	3.25%
9/30/18	10.25	0.30	(0.38)		(0.08)	(0.29)	—	(0.29)	9.88	(0.83%)	27,039	0.80%	0.80%[n]	3.03%
Class R4
3/31/23[r]	$8.12	$0.16	$0.16		$0.32	$(0.32)	$—	$(0.32)	$8.12	3.96%[b]	$3,984	1.06%[a]	N/A	4.06%[a]
9/30/22	10.33	0.25	(2.08)		(1.83)	(0.24)	(0.14)	(0.38)	8.12	(18.37%)	3,754	0.99%	N/A	2.63%
9/30/21	10.57	0.25	0.29		0.54	(0.41)	(0.37)	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
9/30/20	10.38	0.32	0.19		0.51	(0.32)	(0.00)[d]	(0.32)	10.57	5.05%	6,233	0.96%	N/A	3.10%
9/30/19	9.78	0.31	0.59		0.90	(0.30)	—	(0.30)	10.38	9.49%	6,925	1.00%	1.00%[n]	3.12%
9/30/18	10.16	0.28	(0.38)		(0.10)	(0.28)	—	(0.28)	9.78	(1.01%)	4,730	0.95%	0.95%[n]	2.87%
Class A
3/31/23[r]	$8.26	$0.16	$0.15		$0.31	$(0.30)	$—	$(0.30)	$8.27	3.80%[b]	$5,289	1.16%[a]	N/A	3.96%[a]
9/30/22	10.49	0.24	(2.10)		(1.86)	(0.23)	(0.14)	(0.37)	8.26	(18.40%)	5,106	1.09%	N/A	2.46%
9/30/21	10.69	0.24	0.30		0.54	(0.37)	(0.37)	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
9/30/20	10.48	0.31	0.20		0.51	(0.30)	(0.00)[d]	(0.30)	10.69	4.96%	14,756	1.06%	N/A	2.99%
9/30/19	9.85	0.30	0.60		0.90	(0.27)	—	(0.27)	10.48	9.45%	28,973	1.10%	1.10%[n]	3.01%
9/30/18	10.23	0.28	(0.40)		(0.12)	(0.26)	—	(0.26)	9.85	(1.17%)	32,456	1.05%	1.05%[n]	2.78%
Class R3
3/31/23[r]	$8.20	$0.16	$0.14		$0.30	$(0.30)	$—	$(0.30)	$8.20	3.70%[b]	$1,443	1.31%[a]	N/A	3.81%[a]
9/30/22	10.30	0.22	(2.08)		(1.86)	(0.10)	(0.14)	(0.24)	8.20	(18.45%)	1,347	1.24%	N/A	2.35%
9/30/21	10.53	0.22	0.30		0.52	(0.38)	(0.37)	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
9/30/20	10.34	0.29	0.17		0.46	(0.27)	(0.00)[d]	(0.27)	10.53	4.61%	3,881	1.21%	N/A	2.85%
9/30/19	9.72	0.28	0.60		0.88	(0.26)	—	(0.26)	10.34	9.35%	3,553	1.25%	1.25%[n]	2.85%
9/30/18	10.10	0.26	(0.38)		(0.12)	(0.26)	—	(0.26)	9.72	(1.24%)	4,530	1.20%	1.20%[n]	2.64%
Class Y
3/31/23[g,r]	$8.30	$0.06	$(0.25	)aa	$(0.19)	$—	$—	$—	$8.11	(2.29%)[b]	$98	0.71%[a]	N/A	4.57%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual High Yield Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$7.28	$0.24	$0.33	$0.57	$(0.24)	$—	$(0.24)	$7.61	7.98%[b]	$251,146	0.67%[a]	N/A	6.45%[a]
9/30/22	9.34	0.47	(1.64)	(1.17)	(0.89)	—	(0.89)	7.28	(13.59%)	228,970	0.55%	N/A	5.61%
9/30/21	8.63	0.49	0.70	1.19	(0.48)	—	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
9/30/20	9.21	0.50	(0.52)	(0.02)	(0.56)	—	(0.56)	8.63	(0.28%)	375,807	0.53%	N/A	5.79%
9/30/19	9.27	0.56	(0.10)	0.46	(0.52)	—	(0.52)	9.21	5.45%	326,836	0.54%	0.54%[n]	6.31%
9/30/18	9.62	0.58	(0.33)	0.25	(0.60)	—	(0.60)	9.27	2.78%	382,927	0.54%	0.54%[n]	6.32%
Class R5
3/31/23[r]	$7.33	$0.24	$0.34	$0.58	$(0.24)	$—	$(0.24)	$7.67	8.04%[b]	$32,661	0.77%[a]	N/A	6.35%[a]
9/30/22	9.40	0.47	(1.66)	(1.19)	(0.88)	—	(0.88)	7.33	(13.74%)	34,164	0.65%	N/A	5.52%
9/30/21	8.68	0.49	0.70	1.19	(0.47)	—	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
9/30/20	9.25	0.49	(0.51)	(0.02)	(0.55)	—	(0.55)	8.68	(0.28%)	49,116	0.63%	N/A	5.69%
9/30/19	9.31	0.56	(0.11)	0.45	(0.51)	—	(0.51)	9.25	5.29%	41,369	0.64%	0.64%[n]	6.23%
9/30/18	9.66	0.57	(0.33)	0.24	(0.59)	—	(0.59)	9.31	2.65%	43,613	0.64%	0.64%[n]	6.20%
Service Class
3/31/23[r]	$7.33	$0.24	$0.34	$0.58	$(0.24)	$—	$(0.24)	$7.67	7.98%[b]	$21,352	0.87%[a]	N/A	6.24%[a]
9/30/22	9.39	0.46	(1.66)	(1.20)	(0.86)	—	(0.86)	7.33	(13.81%)	22,158	0.75%	N/A	5.44%
9/30/21	8.67	0.48	0.70	1.18	(0.46)	—	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%
9/30/20	9.25	0.48	(0.52)	(0.04)	(0.54)	—	(0.54)	8.67	(0.48%)	33,897	0.73%	N/A	5.58%
9/30/19	9.31	0.55	(0.11)	0.44	(0.50)	—	(0.50)	9.25	5.20%	49,174	0.74%	0.74%[n]	6.13%
9/30/18	9.66	0.56	(0.33)	0.23	(0.58)	—	(0.58)	9.31	2.55%	45,296	0.74%	0.74%[n]	6.11%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	12%	53%	68%	79%	54%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$7.20	$0.23	$0.33	$0.56	$(0.23)	$—	$(0.23)	$7.53	7.87%[b]	$12,869	0.97%[a]	N/A	6.15%[a]
9/30/22	9.22	0.44	(1.62)	(1.18)	(0.84)	—	(0.84)	7.20	(13.85%)	12,693	0.85%	N/A	5.28%
9/30/21	8.53	0.46	0.68	1.14	(0.45)	—	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
9/30/20	9.10	0.47	(0.51)	(0.04)	(0.53)	—	(0.53)	8.53	(0.55%)	23,549	0.83%	N/A	5.49%
9/30/19	9.16	0.53	(0.10)	0.43	(0.49)	—	(0.49)	9.10	5.13%	25,980	0.84%	0.84%[n]	6.03%
9/30/18	9.51	0.55	(0.33)	0.22	(0.57)	—	(0.57)	9.16	2.49%	31,250	0.84%	0.84%[n]	6.01%
Class R4
3/31/23[r]	$7.07	$0.22	$0.33	$0.55	$(0.22)	$—	$(0.22)	$7.40	7.88%[b]	$18,590	1.11%[a]	N/A	6.00%[a]
9/30/22	9.06	0.42	(1.60)	(1.18)	(0.81)	—	(0.81)	7.07	(14.05%)	30,615	1.00%	N/A	5.19%
9/30/21	8.38	0.44	0.68	1.12	(0.44)	—	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
9/30/20	8.97	0.45	(0.51)	(0.06)	(0.53)	—	(0.53)	8.38	(0.75%)	40,160	0.98%	N/A	5.34%
9/30/19	9.04	0.51	(0.10)	0.41	(0.48)	—	(0.48)	8.97	4.97%	47,055	0.99%	0.99%[n]	5.88%
9/30/18	9.40	0.53	(0.33)	0.20	(0.56)	—	(0.56)	9.04	2.30%	35,011	0.99%	0.99%[n]	5.87%
Class A
3/31/23[r]	$7.20	$0.22	$0.33	$0.55	$(0.22)	$—	$(0.22)	$7.53	7.74%[b]	$8,559	1.22%[a]	N/A	5.96%[a]
9/30/22	9.19	0.42	(1.63)	(1.21)	(0.78)	—	(0.78)	7.20	(14.10%)	8,335	1.10%	N/A	5.06%
9/30/21	8.49	0.44	0.69	1.13	(0.43)	—	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
9/30/20	9.07	0.44	(0.50)	(0.06)	(0.52)	—	(0.52)	8.49	(0.81%)	24,556	1.08%	N/A	5.24%
9/30/19	9.13	0.51	(0.10)	0.41	(0.47)	—	(0.47)	9.07	4.89%	31,392	1.09%	1.09%[n]	5.77%
9/30/18	9.49	0.52	(0.33)	0.19	(0.55)	—	(0.55)	9.13	2.10%	27,393	1.09%	1.09%[n]	5.76%
Class R3
3/31/23[r]	$7.29	$0.22	$0.34	$0.56	$(0.22)	$—	$(0.22)	$7.63	7.74%[b]	$23,599	1.37%[a]	N/A	5.75%[a]
9/30/22	9.31	0.41	(1.65)	(1.24)	(0.78)	—	(0.78)	7.29	(14.27%)	24,740	1.25%	N/A	4.93%
9/30/21	8.60	0.43	0.69	1.12	(0.41)	—	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
9/30/20	9.17	0.44	(0.52)	(0.08)	(0.49)	—	(0.49)	8.60	(0.96%)	35,047	1.23%	N/A	5.09%
9/30/19	9.23	0.50	(0.10)	0.40	(0.46)	—	(0.46)	9.17	4.71%	42,509	1.24%	1.24%[n]	5.63%
9/30/18	9.60	0.51	(0.33)	0.18	(0.55)	—	(0.55)	9.23	2.04%	44,944	1.24%	1.24%[n]	5.62%
Class Y
3/31/23[r]	$7.30	$0.24	$0.34	$0.58	$(0.24)	$—	$(0.24)	$7.64	8.23%[b]	$26,366	0.72%[a]	N/A	6.41%[a]
9/30/22[g]	8.86	0.38	(1.56)	(1.18)	(0.38)	—	(0.38)	7.30	(13.66%)[b]	23,397	0.60%[a]	N/A	5.81%[a]
Class C
3/31/23[r]	$7.33	$0.21	$0.34	$0.55	$(0.21)	$—	$(0.21)	$7.67	7.70%[b]	$96	1.67%[a]	N/A	5.46%[a]
9/30/22[g]	8.89	0.32	(1.56)	(1.24)	(0.32)	—	(0.32)	7.33	(14.28%)[b]	81	1.55%[a]	N/A	4.78%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$9.57	$0.09	$1.01		$1.10	$(0.18)	$—	$(0.18)	$10.49	11.52%[b]	$46,725	0.77%[a]	N/A	1.77%[a]
9/30/22	14.34	0.16	(1.45)		(1.29)	(0.22)	(3.26)	(3.48)	9.57	(13.65%)	44,532	0.70%	N/A	1.37%
9/30/21	12.40	0.16	2.21		2.37	(0.21)	(0.22)	(0.43)	14.34	19.60%	54,692	0.69%	N/A	1.21%
9/30/20	12.07	0.21	0.90		1.11	(0.27)	(0.51)	(0.78)	12.40	9.49%	42,455	0.71%	N/A	1.75%
9/30/19	12.86	0.24	(0.09	)aa	0.15	(0.22)	(0.72)	(0.94)	12.07	1.91%	31,567	0.76%	0.74%	2.06%
9/30/18	12.53	0.22	1.02		1.24	(0.24)	(0.67)	(0.91)	12.86	10.21%	11,637	0.70%	0.60%	1.79%
Class R5
3/31/23[r]	$9.57	$0.09	$1.01		$1.10	$(0.17)	$—	$(0.17)	$10.50	11.50%[b]	$30,603	0.87%[a]	N/A	1.67%[a]
9/30/22	14.34	0.15	(1.46)		(1.31)	(0.20)	(3.26)	(3.46)	9.57	(13.74%)	28,960	0.80%	N/A	1.26%
9/30/21	12.39	0.15	2.22		2.37	(0.20)	(0.22)	(0.42)	14.34	19.58%	39,742	0.79%	N/A	1.10%
9/30/20	12.07	0.20	0.89		1.09	(0.26)	(0.51)	(0.77)	12.39	9.29%	42,199	0.81%	N/A	1.66%
9/30/19	12.85	0.23	(0.09	)aa	0.14	(0.20)	(0.72)	(0.92)	12.07	1.88%	45,321	0.86%	0.83%	1.94%
9/30/18	12.53	0.21	1.01		1.22	(0.23)	(0.67)	(0.90)	12.85	10.01%	45,211	0.80%	0.70%	1.67%
Service Class
3/31/23[r]	$10.31	$0.09	$1.10		$1.19	$(0.16)	$—	$(0.16)	$11.34	11.52%[b]	$8,181	0.97%[a]	N/A	1.57%[a]
9/30/22	15.20	0.14	(1.58)		(1.44)	(0.19)	(3.26)	(3.45)	10.31	(13.87%)	7,659	0.90%	N/A	1.16%
9/30/21	13.12	0.14	2.35		2.49	(0.19)	(0.22)	(0.41)	15.20	19.40%	10,330	0.89%	N/A	1.00%
9/30/20	12.73	0.19	0.95		1.14	(0.24)	(0.51)	(0.75)	13.12	9.22%	8,637	0.91%	N/A	1.56%
9/30/19	13.50	0.23	(0.09	)aa	0.14	(0.19)	(0.72)	(0.91)	12.73	1.73%	6,045	0.96%	0.92%	1.84%
9/30/18	13.11	0.21	1.06		1.27	(0.21)	(0.67)	(0.88)	13.50	9.94%	7,243	0.90%	0.80%	1.58%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	84%	215%	343%	113%	161%	77%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$9.61	$0.08	$1.02		$1.10	$(0.15)	$—	$(0.15)	$10.56	11.42%[b]	$3,265	1.06%[a]	N/A	1.49%[a]
9/30/22	14.39	0.12	(1.46)		(1.34)	(0.18)	(3.26)	(3.44)	9.61	(13.95%)	6,318	1.00%	N/A	1.07%
9/30/21	12.44	0.12	2.23		2.35	(0.18)	(0.22)	(0.40)	14.39	19.30%	7,411	0.99%	N/A	0.90%
9/30/20	12.11	0.17	0.90		1.07	(0.23)	(0.51)	(0.74)	12.44	9.13%	5,849	1.01%	N/A	1.44%
9/30/19	12.89	0.20	(0.09	)aa	0.11	(0.17)	(0.72)	(0.89)	12.11	1.62%	6,981	1.06%	1.02%	1.73%
9/30/18	12.55	0.18	1.02		1.20	(0.19)	(0.67)	(0.86)	12.89	9.88%	8,129	1.00%	0.90%	1.47%
Class R4
3/31/23[r]	$9.09	$0.06	$0.97		$1.03	$(0.13)	$—	$(0.13)	$9.99	11.38%[b]	$4,969	1.22%[a]	N/A	1.32%[a]
9/30/22	13.77	0.10	(1.37)		(1.27)	(0.15)	(3.26)	(3.41)	9.09	(14.06%)	4,554	1.15%	N/A	0.92%
9/30/21	11.92	0.10	2.13		2.23	(0.16)	(0.22)	(0.38)	13.77	19.12%	5,984	1.14%	N/A	0.76%
9/30/20	11.64	0.15	0.86		1.01	(0.22)	(0.51)	(0.73)	11.92	8.94%	2,994	1.16%	N/A	1.31%
9/30/19	12.42	0.18	(0.08	)aa	0.10	(0.16)	(0.72)	(0.88)	11.64	1.52%	2,853	1.21%	1.17%	1.59%
9/30/18	12.15	0.16	0.97		1.13	(0.19)	(0.67)	(0.86)	12.42	9.58%	3,499	1.15%	1.05%	1.34%
Class A
3/31/23[r]	$9.21	$0.06	$0.98		$1.04	$(0.12)	$—	$(0.12)	$10.13	11.31%[b]	$13,506	1.32%[a]	N/A	1.22%[a]
9/30/22	13.91	0.09	(1.41)		(1.32)	(0.12)	(3.26)	(3.38)	9.21	(14.22%)	13,123	1.25%	N/A	0.80%
9/30/21	12.03	0.09	2.16		2.25	(0.15)	(0.22)	(0.37)	13.91	19.07%	20,919	1.24%	N/A	0.67%
9/30/20	11.74	0.14	0.86		1.00	(0.20)	(0.51)	(0.71)	12.03	8.80%	26,626	1.26%	N/A	1.21%
9/30/19	12.51	0.17	(0.08	)aa	0.09	(0.14)	(0.72)	(0.86)	11.74	1.44%	26,981	1.31%	1.27%	1.49%
9/30/18	12.22	0.15	0.98		1.13	(0.17)	(0.67)	(0.84)	12.51	9.48%	30,517	1.25%	1.15%	1.22%
Class R3
3/31/23[r]	$9.01	$0.05	$0.95		$1.00	$(0.10)	$—	$(0.10)	$9.91	11.15%[b]	$9,860	1.47%[a]	N/A	1.07%[a]
9/30/22	13.69	0.07	(1.36)		(1.29)	(0.13)	(3.26)	(3.39)	9.01	(14.27%)	9,643	1.40%	N/A	0.66%
9/30/21	11.85	0.07	2.11		2.18	(0.12)	(0.22)	(0.34)	13.69	18.81%	12,390	1.39%	N/A	0.50%
9/30/20	11.57	0.12	0.85		0.97	(0.18)	(0.51)	(0.69)	11.85	8.66%	7,503	1.41%	N/A	1.06%
9/30/19	12.36	0.15	(0.08	)aa	0.07	(0.14)	(0.72)	(0.86)	11.57	1.27%	7,236	1.46%	1.42%	1.35%
9/30/18	12.09	0.13	0.97		1.10	(0.16)	(0.67)	(0.83)	12.36	9.32%	8,002	1.40%	1.30%	1.08%
Class Y
3/31/23[g,r]	$10.54	$0.03	$(0.07	)aa	$(0.04)	$—	$—	$—	$10.50	(0.38%)[b]	$100	0.86%[a]	N/A	1.74%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$12.29	$0.10	$1.64	$1.74	$(0.17)	$(1.18)	$(1.35)	$12.68	14.08%[b]	$27,567	0.81%[a]	1.50%[a]
9/30/22	16.30	0.20	(1.43)	(1.23)	(0.22)	(2.56)	(2.78)	12.29	(10.19%)	24,938	0.76%	1.40%
9/30/21	12.08	0.22	4.28	4.50	(0.28)	—	(0.28)	16.30	37.75%	31,848	0.74%	1.46%
9/30/20	13.98	0.28	(1.16)	(0.88)	(0.31)	(0.71)	(1.02)	12.08	(7.26%)	20,650	0.72%	2.20%
9/30/19	17.06	0.28	(0.76)	(0.48)	(0.40)	(2.20)	(2.60)	13.98	(1.20%)	16,781	0.64%	2.03%
9/30/18	17.67	0.29	1.28	1.57	(0.36)	(1.82)	(2.18)	17.06	9.34%	19,546	0.57%	1.74%
Class R5
3/31/23[r]	$12.33	$0.09	$1.65	$1.74	$(0.16)	$(1.18)	$(1.34)	$12.73	13.98%[b]	$20,935	0.91%[a]	1.40%[a]
9/30/22	16.34	0.19	(1.44)	(1.25)	(0.20)	(2.56)	(2.76)	12.33	(10.28%)	19,907	0.85%	1.27%
9/30/21	12.11	0.21	4.28	4.49	(0.26)	—	(0.26)	16.34	37.57%	35,564	0.84%	1.39%
9/30/20	14.01	0.27	(1.17)	(0.90)	(0.29)	(0.71)	(1.00)	12.11	(7.34%)	32,418	0.82%	2.10%
9/30/19	17.09	0.27	(0.76)	(0.49)	(0.39)	(2.20)	(2.59)	14.01	(1.32%)	53,709	0.74%	1.92%
9/30/18	17.69	0.28	1.28	1.56	(0.34)	(1.82)	(2.16)	17.09	9.27%	59,987	0.67%	1.65%
Service Class
3/31/23[r]	$12.19	$0.08	$1.62	$1.70	$(0.14)	$(1.18)	$(1.32)	$12.57	13.86%[b]	$13,746	1.01%[a]	1.31%[a]
9/30/22	16.19	0.17	(1.43)	(1.26)	(0.18)	(2.56)	(2.74)	12.19	(10.38%)	11,925	0.96%	1.20%
9/30/21	12.00	0.19	4.25	4.44	(0.25)	—	(0.25)	16.19	37.48%	16,120	0.94%	1.27%
9/30/20	13.88	0.25	(1.16)	(0.91)	(0.26)	(0.71)	(0.97)	12.00	(7.46%)	11,618	0.92%	1.98%
9/30/19	16.95	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	13.88	(1.43%)	20,401	0.84%	1.82%
9/30/18	17.57	0.26	1.26	1.52	(0.32)	(1.82)	(2.14)	16.95	9.10%	50,102	0.77%	1.55%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	40%	40%	189%	57%	53%	80%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$12.55	$0.08	$1.67		$1.75	$(0.12)	$(1.18)	$(1.30)	$13.00	13.85%[b]	$1,336	1.11%[a]	1.21%[a]
9/30/22	16.57	0.16	(1.47)		(1.31)	(0.15)	(2.56)	(2.71)	12.55	(10.45%)	1,154	1.06%	1.10%
9/30/21	12.28	0.18	4.35		4.53	(0.24)	—	(0.24)	16.57	37.32%	1,652	1.04%	1.23%
9/30/20	14.20	0.24	(1.20)		(0.96)	(0.25)	(0.71)	(0.96)	12.28	(7.62%)	4,214	1.02%	1.88%
9/30/19	17.27	0.25	(0.76)		(0.51)	(0.36)	(2.20)	(2.56)	14.20	(1.46%)	5,731	0.94%	1.72%
9/30/18	17.86	0.25	1.29		1.54	(0.31)	(1.82)	(2.13)	17.27	9.02%	9,147	0.87%	1.46%
Class R4
3/31/23[r]	$11.89	$0.07	$1.59		$1.66	$(0.11)	$(1.18)	$(1.29)	$12.26	13.84%[b]	$1,544	1.26%[a]	1.05%[a]
9/30/22	15.85	0.13	(1.39)		(1.26)	(0.14)	(2.56)	(2.70)	11.89	(10.62%)	1,293	1.20%	0.87%
9/30/21	11.76	0.15	4.16		4.31	(0.22)	—	(0.22)	15.85	37.08%	2,731	1.19%	1.06%
9/30/20	13.63	0.21	(1.13)		(0.92)	(0.24)	(0.71)	(0.95)	11.76	(7.70%)	2,707	1.17%	1.73%
9/30/19	16.67	0.22	(0.75)		(0.53)	(0.31)	(2.20)	(2.51)	13.63	(1.65%)	4,039	1.09%	1.58%
9/30/18	17.32	0.22	1.24		1.46	(0.29)	(1.82)	(2.11)	16.67	8.84%	6,428	1.02%	1.30%
Class A
3/31/23[r]	$12.01	$0.06	$1.60		$1.66	$(0.09)	$(1.18)	$(1.27)	$12.40	13.68%[b]	$4,372	1.36%[a]	0.95%[a]
9/30/22	15.98	0.12	(1.41)		(1.29)	(0.12)	(2.56)	(2.68)	12.01	(10.68%)	4,245	1.30%	0.83%
9/30/21	11.85	0.14	4.20		4.34	(0.21)	—	(0.21)	15.98	37.00%	6,784	1.29%	0.93%
9/30/20	13.73	0.21	(1.15)		(0.94)	(0.23)	(0.71)	(0.94)	11.85	(7.77%)	5,569	1.27%	1.66%
9/30/19	16.78	0.20	(0.74)		(0.54)	(0.31)	(2.20)	(2.51)	13.73	(1.75%)	6,012	1.19%	1.48%
9/30/18	17.39	0.20	1.25		1.45	(0.24)	(1.82)	(2.06)	16.78	8.74%	8,886	1.12%	1.20%
Class R3
3/31/23[r]	$12.13	$0.05	$1.62		$1.67	$(0.07)	$(1.18)	$(1.25)	$12.55	13.69%[b]	$4,147	1.51%[a]	0.80%[a]
9/30/22	16.12	0.10	(1.43)		(1.33)	(0.10)	(2.56)	(2.66)	12.13	(10.86%)	3,732	1.46%	0.72%
9/30/21	11.95	0.12	4.24		4.36	(0.19)	—	(0.19)	16.12	36.87%	4,873	1.44%	0.79%
9/30/20	13.85	0.19	(1.17)		(0.98)	(0.21)	(0.71)	(0.92)	11.95	(7.98%)	3,988	1.42%	1.50%
9/30/19	16.90	0.18	(0.74)		(0.56)	(0.29)	(2.20)	(2.49)	13.85	(1.85%)	4,346	1.34%	1.33%
9/30/18	17.56	0.18	1.25		1.43	(0.27)	(1.82)	(2.09)	16.90	8.53%	4,196	1.27%	1.05%
Class Y
3/31/23[g,r]	$13.25	$0.03	$(0.55	)aa	$(0.52)	$—	$—	$—	$12.73	(3.92%)[b]	$96	0.91%[a]	1.69%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Main Street Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$9.12	$0.04	$1.33	$1.37	$(0.10)	$(1.13)	$(1.23)	$9.26	15.53%[b]	$2,790	0.90%[a]	0.80%[a]
9/30/22	14.00	0.09	(1.98)	(1.89)	(0.11)	(2.88)	(2.99)	9.12	(18.90%)	3,154	0.78%	0.75%
9/30/21	11.28	0.11	3.00	3.11	(0.12)	(0.27)	(0.39)	14.00	28.21%	27,948	0.75%	0.84%
9/30/20	11.07	0.11	1.19	1.30	(0.13)	(0.96)	(1.09)	11.28	12.22%	30,273	0.74%	1.03%
9/30/19	12.04	0.14	0.30	0.44	(0.13)	(1.28)	(1.41)	11.07	5.60%	24,639	0.73%	1.29%
9/30/18	11.94	0.14	0.89	1.03	(0.14)	(0.79)	(0.93)	12.04	9.11%	24,123	0.71%	1.17%
Class R5
3/31/23[r]	$9.12	$0.03	$1.34	$1.37	$(0.09)	$(1.13)	$(1.22)	$9.27	15.51%[b]	$35,386	1.00%[a]	0.71%[a]
9/30/22	13.99	0.08	(1.97)	(1.89)	(0.10)	(2.88)	(2.98)	9.12	(18.90%)	31,307	0.88%	0.66%
9/30/21	11.27	0.10	2.99	3.09	(0.10)	(0.27)	(0.37)	13.99	28.11%	47,342	0.85%	0.74%
9/30/20	11.06	0.10	1.18	1.28	(0.11)	(0.96)	(1.07)	11.27	12.10%	45,358	0.84%	0.93%
9/30/19	12.03	0.13	0.29	0.42	(0.11)	(1.28)	(1.39)	11.06	5.47%	48,226	0.83%	1.19%
9/30/18	11.93	0.12	0.90	1.02	(0.13)	(0.79)	(0.92)	12.03	9.00%	67,695	0.81%	1.04%
Service Class
3/31/23[r]	$9.63	$0.03	$1.42	$1.45	$(0.08)	$(1.13)	$(1.21)	$9.87	15.51%[b]	$111	1.10%[a]	0.60%[a]
9/30/22	14.62	0.07	(2.09)	(2.02)	(0.09)	(2.88)	(2.97)	9.63	(19.00%)	107	0.98%	0.57%
9/30/21	11.75	0.08	3.14	3.22	(0.08)	(0.27)	(0.35)	14.62	28.00%	160	0.95%	0.62%
9/30/20	11.50	0.09	1.22	1.31	(0.10)	(0.96)	(1.06)	11.75	11.88%	182	0.94%	0.82%
9/30/19	12.44	0.12	0.32	0.44	(0.10)	(1.28)	(1.38)	11.50	5.38%	652	0.93%	1.08%
9/30/18	12.30	0.11	0.93	1.04	(0.11)	(0.79)	(0.90)	12.44	8.94%	738	0.91%	0.95%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	42%	48%	46%	38%	55%	64%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$9.10	$0.02		$1.34	$1.36	$(0.07)	$(1.13)	$(1.20)	$9.26	15.39%[b]	$18,507	1.20%[a]	0.50%[a]
9/30/22	13.97	0.05		(1.97)	(1.92)	(0.07)	(2.88)	(2.95)	9.10	(19.11%)	17,867	1.08%	0.45%
9/30/21	11.25	0.07		3.00	3.07	(0.08)	(0.27)	(0.35)	13.97	27.91%	24,389	1.05%	0.53%
9/30/20	11.05	0.08		1.17	1.25	(0.09)	(0.96)	(1.05)	11.25	11.79%	21,264	1.04%	0.73%
9/30/19	12.01	0.10		0.31	0.41	(0.09)	(1.28)	(1.37)	11.05	5.30%	24,458	1.03%	0.98%
9/30/18	11.91	0.10		0.89	0.99	(0.10)	(0.79)	(0.89)	12.01	8.79%	28,295	1.01%	0.84%
Class R4
3/31/23[r]	$8.78	$0.02		$1.28	$1.30	$(0.05)	$(1.13)	$(1.18)	$8.90	15.32%[b]	$6,137	1.35%[a]	0.35%[a]
9/30/22	13.56	0.03		(1.88)	(1.85)	(0.05)	(2.88)	(2.93)	8.78	(19.16%)	5,889	1.23%	0.31%
9/30/21	10.94	0.05		2.91	2.96	(0.07)	(0.27)	(0.34)	13.56	27.64%	8,266	1.20%	0.38%
9/30/20	10.77	0.06		1.15	1.21	(0.08)	(0.96)	(1.04)	10.94	11.68%	6,418	1.19%	0.58%
9/30/19	11.75	0.09		0.29	0.38	(0.08)	(1.28)	(1.36)	10.77	5.08%	6,379	1.18%	0.83%
9/30/18	11.67	0.08		0.87	0.95	(0.08)	(0.79)	(0.87)	11.75	8.63%	6,394	1.16%	0.70%
Class A
3/31/23[r]	$8.90	$0.01		$1.31	$1.32	$(0.05)	$(1.13)	$(1.18)	$9.04	15.23%[b]	$8,825	1.45%[a]	0.26%[a]
9/30/22	13.70	0.02		(1.91)	(1.89)	(0.03)	(2.88)	(2.91)	8.90	(19.22%)	7,887	1.33%	0.21%
9/30/21	11.04	0.04		2.94	2.98	(0.05)	(0.27)	(0.32)	13.70	27.56%	10,628	1.30%	0.31%
9/30/20	10.86	0.05		1.15	1.20	(0.06)	(0.96)	(1.02)	11.04	11.53%	12,086	1.29%	0.48%
9/30/19	11.83	0.08		0.29	0.37	(0.06)	(1.28)	(1.34)	10.86	5.01%	12,843	1.28%	0.74%
9/30/18	11.75	0.07		0.88	0.95	(0.08)	(0.79)	(0.87)	11.83	8.49%	14,495	1.26%	0.60%
Class R3
3/31/23[r]	$8.93	$0.00	[d]	$1.31	$1.31	$(0.03)	$(1.13)	$(1.16)	$9.08	15.07%[b]	$868	1.60%[a]	0.11%[a]
9/30/22	13.73	0.01		(1.93)	(1.92)	—	(2.88)	(2.88)	8.93	(19.37%)	752	1.48%	0.06%
9/30/21	11.07	0.02		2.95	2.97	(0.04)	(0.27)	(0.31)	13.73	27.36%	1,277	1.45%	0.14%
9/30/20	10.88	0.03		1.16	1.19	(0.04)	(0.96)	(1.00)	11.07	11.41%	1,219	1.44%	0.33%
9/30/19	11.85	0.06		0.30	0.36	(0.05)	(1.28)	(1.33)	10.88	4.87%	1,239	1.43%	0.61%
9/30/18	11.76	0.05		0.88	0.93	(0.05)	(0.79)	(0.84)	11.85	8.34%	1,813	1.41%	0.45%

The accompanying notes are an integral part of the financial statements.

MassMutual Disciplined Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$7.49	$0.02		$1.04	$1.06	$(0.02)	$(0.37)	$(0.39)	$8.16	14.48%[b]	$20,123	0.63%[a]	0.43%[a]
9/30/22	15.56	0.02	bb	(1.93)	(1.91)	—	(6.16)	(6.16)	7.49	(24.92%)	18,483	0.58%	0.18%
9/30/21	12.85	0.04		3.27	3.31	(0.06)	(0.54)	(0.60)	15.56	26.75%	31,388	0.57%	0.26%
9/30/20	11.00	0.09		3.18	3.27	(0.11)	(1.31)	(1.42)	12.85	32.63%	35,702	0.56%	0.77%
9/30/19	14.37	0.10		(0.47)	(0.37)	(0.15)	(2.85)	(3.00)	11.00	0.99%	28,367	0.55%	0.89%
9/30/18	13.13	0.10		2.81	2.91	(0.12)	(1.55)	(1.67)	14.37	23.95%	30,279	0.52%	0.78%
Class R5
3/31/23[r]	$7.49	$0.01		$1.04	$1.05	$(0.01)	$(0.37)	$(0.38)	$8.16	14.35%[b]	$79,675	0.73%[a]	0.33%[a]
9/30/22	15.57	0.01	bb	(1.93)	(1.92)	—	(6.16)	(6.16)	7.49	(24.92%)	73,291	0.68%	0.09%
9/30/21	12.85	0.02		3.29	3.31	(0.05)	(0.54)	(0.59)	15.57	26.72%	108,948	0.67%	0.15%
9/30/20	11.00	0.07		3.19	3.26	(0.10)	(1.31)	(1.41)	12.85	32.48%	101,466	0.66%	0.67%
9/30/19	14.37	0.09		(0.48)	(0.39)	(0.13)	(2.85)	(2.98)	11.00	0.85%	100,651	0.65%	0.79%
9/30/18	13.14	0.09		2.80	2.89	(0.11)	(1.55)	(1.66)	14.37	23.72%	112,178	0.62%	0.69%
Service Class
3/31/23[r]	$7.54	$0.01		$1.04	$1.05	$—	$(0.37)	$(0.37)	$8.22	14.27%[b]	$16,197	0.83%[a]	0.23%[a]
9/30/22	15.65	(0.00)[d]		(1.95)	(1.95)	—	(6.16)	(6.16)	7.54	(25.04%)	14,309	0.78%	(0.02%)
9/30/21	12.92	0.01		3.30	3.31	(0.04)	(0.54)	(0.58)	15.65	26.53%	25,505	0.77%	0.05%
9/30/20	11.04	0.06		3.20	3.26	(0.07)	(1.31)	(1.38)	12.92	32.33%	25,668	0.76%	0.57%
9/30/19	14.40	0.08		(0.47)	(0.39)	(0.12)	(2.85)	(2.97)	11.04	0.79%	31,895	0.75%	0.71%
9/30/18	13.17	0.08		2.80	2.88	(0.10)	(1.55)	(1.65)	14.40	23.54%	74,294	0.72%	0.59%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	21%	60%	110%	50%	49%	73%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$ 7.71	$ 0.01	$ 1.07	$ 1.08	$ —	$ (0.37)	$ (0.37)	$ 8.42	14.34%[b]	$ 20,337	0.93%[a]	0.14%[a]
9/30/22	15.89	(0.01)	(2.01)	(2.02)	—	(6.16)	(6.16)	7.71	(25.13%)	24,021	0.88%	(0.11%)
9/30/21	13.10	(0.01)	3.36	3.35	(0.02)	(0.54)	(0.56)	15.89	26.46%	36,207	0.87%	(0.05%)
9/30/20	11.19	0.05	3.25	3.30	(0.08)	(1.31)	(1.39)	13.10	32.19%	36,957	0.86%	0.47%
9/30/19	14.55	0.07	(0.47)	(0.40)	(0.11)	(2.85)	(2.96)	11.19	0.66%	37,316	0.85%	0.60%
9/30/18	13.28	0.07	2.83	2.90	(0.08)	(1.55)	(1.63)	14.55	23.51%	42,622	0.82%	0.49%
Class R4
3/31/23[r]	$ 7.08	$ (0.00)d,aa	$ 0.98	$ 0.98	$ —	$ (0.37)	$ (0.37)	$ 7.69	14.20%[b]	$ 6,309	1.08%[a]	(0.02%)[a]
9/30/22	15.06	(0.03)	(1.79)	(1.82)	—	(6.16)	(6.16)	7.08	(25.23%)	6,348	1.03%	(0.28%)
9/30/21	12.45	(0.03)	3.18	3.15	—	(0.54)	(0.54)	15.06	26.20%	12,613	1.02%	(0.22%)
9/30/20	10.70	0.03	3.09	3.12	(0.06)	(1.31)	(1.37)	12.45	31.97%	28,832	1.01%	0.31%
9/30/19	14.05	0.05	(0.46)	(0.41)	(0.09)	(2.85)	(2.94)	10.70	0.59%	24,049	1.00%	0.45%
9/30/18	12.89	0.04	2.74	2.78	(0.07)	(1.55)	(1.62)	14.05	23.26%	31,265	0.97%	0.34%
Class A
3/31/23[r]	$ 7.20	$ (0.00)d,aa	$ 0.99	$ 0.99	$ —	$ (0.37)	$ (0.37)	$ 7.82	14.10%[b]	$ 14,363	1.18%[a]	(0.12%)[a]
9/30/22	15.23	(0.04)	(1.83)	(1.87)	—	(6.16)	(6.16)	7.20	(25.29%)	14,354	1.13%	(0.38%)
9/30/21	12.59	(0.04)	3.22	3.18	—	(0.54)	(0.54)	15.23	26.12%	26,591	1.12%	(0.30%)
9/30/20	10.80	0.02	3.13	3.15	(0.05)	(1.31)	(1.36)	12.59	31.87%	27,988	1.11%	0.22%
9/30/19	14.15	0.04	(0.47)	(0.43)	(0.07)	(2.85)	(2.92)	10.80	0.42%	29,210	1.10%	0.35%
9/30/18	12.95	0.03	2.77	2.80	(0.05)	(1.55)	(1.60)	14.15	23.22%	39,399	1.07%	0.24%
Class R3
3/31/23[r]	$ 7.01	$ (0.01)aa	$ 0.97	$ 0.96	$ —	$ (0.37)	$ (0.37)	$ 7.60	14.05%[b]	$ 4,198	1.33%[a]	(0.27%)[a]
9/30/22	15.00	(0.05)	(1.78)	(1.83)	—	(6.16)	(6.16)	7.01	(25.46%)	3,959	1.28%	(0.51%)
9/30/21	12.43	(0.06)	3.17	3.11	—	(0.54)	(0.54)	15.00	25.88%	5,002	1.27%	(0.46%)
9/30/20	10.66	0.01	3.09	3.10	(0.02)	(1.31)	(1.33)	12.43	31.78%	5,875	1.26%	0.05%
9/30/19	14.02	0.02	(0.47)	(0.45)	(0.06)	(2.85)	(2.91)	10.66	0.23%	6,015	1.25%	0.20%
9/30/18	12.86	0.01	2.74	2.75	(0.04)	(1.55)	(1.59)	14.02	23.01%	7,119	1.22%	0.10%
Class Y
3/31/23[g,r]	$ 7.89	$ 0.01	$ 0.26	$ 0.27	$ —	$ —	$ —	$ 8.16	3.42%[b]	$ 103	0.73%[a]	0.51%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$14.20	$0.06	$1.70	$1.76	$(0.14)	$(0.07)	$(0.21)	$15.75	12.43%[b]	$112,448	0.67%[a]	0.76%[a]
9/30/22	19.21	0.08	(3.28)	(3.20)	—	(1.81)	(1.81)	14.20	(18.57%)	95,436	0.66%	0.48%
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	0.35%
9/30/20	13.72	0.10	0.27	0.37	(0.06)	(0.07)	(0.13)	13.96	2.62%	39,988	0.69%	0.77%
9/30/19	16.47	0.11	(1.43)	(1.32)	(0.07)	(1.36)	(1.43)	13.72	(7.01%)	35,326	0.70%	0.82%
9/30/18	16.41	0.11	1.96	2.07	(0.07)	(1.94)	(2.01)	16.47	13.93%	40,439	0.69%	0.73%
Class R5
3/31/23[r]	$14.14	$0.05	$1.71	$1.76	$(0.13)	$(0.07)	$(0.20)	$15.70	12.43%[b]	$109,220	0.77%[a]	0.66%[a]
9/30/22	19.16	0.06	(3.27)	(3.21)	—	(1.81)	(1.81)	14.14	(18.68%)	100,585	0.75%	0.35%
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	0.26%
9/30/20	13.69	0.09	0.27	0.36	(0.05)	(0.07)	(0.12)	13.93	2.56%	92,440	0.79%	0.68%
9/30/19	16.44	0.10	(1.43)	(1.33)	(0.06)	(1.36)	(1.42)	13.69	(7.14%)	61,826	0.80%	0.71%
9/30/18	16.38	0.10	1.96	2.06	(0.06)	(1.94)	(2.00)	16.44	13.82%	77,025	0.79%	0.62%
Service Class
3/31/23[r]	$14.08	$0.04	$1.70	$1.74	$(0.11)	$(0.07)	$(0.18)	$15.64	12.37%[b]	$17,035	0.87%[a]	0.56%[a]
9/30/22	19.11	0.04	(3.26)	(3.22)	—	(1.81)	(1.81)	14.08	(18.78%)	15,851	0.85%	0.24%
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	0.17%
9/30/20	13.66	0.08	0.25	0.33	(0.03)	(0.07)	(0.10)	13.89	2.37%	17,146	0.89%	0.58%
9/30/19	16.39	0.08	(1.41)	(1.33)	(0.04)	(1.36)	(1.40)	13.66	(7.16%)	17,073	0.90%	0.61%
9/30/18	16.34	0.08	1.95	2.03	(0.04)	(1.94)	(1.98)	16.39	13.68%	18,192	0.89%	0.52%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	23%	39%	40%	47%	34%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations					Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$13.95	$0.04		$1.69		$1.73	$(0.10)	$(0.07)	$(0.17)	$15.51	12.38%[b]	$22,550	0.97%[a]	0.46%[a]
9/30/22	18.97	0.02		(3.23)		(3.21)	—	(1.81)	(1.81)	13.95	(18.88%)	20,100	0.95%	0.15%
9/30/21	13.80	0.01		6.44		6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	0.07%
9/30/20	13.57	0.06		0.26		0.32	(0.02)	(0.07)	(0.09)	13.80	2.27%	18,422	0.99%	0.48%
9/30/19	16.29	0.07		(1.41)		(1.34)	(0.02)	(1.36)	(1.38)	13.57	(7.28%)	20,377	1.00%	0.51%
9/30/18	16.25	0.07		1.94		2.01	(0.03)	(1.94)	(1.97)	16.29	13.59%	26,503	0.99%	0.42%
Class R4
3/31/23[r]	$13.37	$0.02		$1.62		$1.64	$(0.08)	$(0.07)	$(0.15)	$14.86	12.23%[b]	$13,009	1.12%[a]	0.30%[a]
9/30/22	18.28	(0.00	)bb,d	(3.10)		(3.10)	—	(1.81)	(1.81)	13.37	(18.99%)	11,835	1.10%	(0.00%)[e]
9/30/21	13.34	(0.02)		6.22		6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	(0.09%)
9/30/20	13.12	0.04		0.25		0.29	—	(0.07)	(0.07)	13.34	2.16%	9,413	1.14%	0.32%
9/30/19	15.81	0.05		(1.38)		(1.33)	(0.00)[d]	(1.36)	(1.36)	13.12	(7.43%)	10,591	1.15%	0.36%
9/30/18	15.83	0.04		1.89		1.93	(0.01)	(1.94)	(1.95)	15.81	13.42%	11,773	1.14%	0.26%
Class A
3/31/23[r]	$13.46	$0.02		$1.62		$1.64	$(0.06)	$(0.07)	$(0.13)	$14.97	12.16%	$40,279	1.22%[a]	0.21%[a]
9/30/22	18.40	(0.02	)bb	(3.11)		(3.13)	—	(1.81)	(1.81)	13.46	(19.04%)	38,730	1.20%	(0.11%)
9/30/21	13.42	(0.03)		6.25		6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	(0.18%)
9/30/20	13.21	0.03		0.25		0.28	—	(0.07)	(0.07)	13.42	2.07%	42,491	1.24%	0.22%
9/30/19	15.92	0.03		(1.38)		(1.35)	—	(1.36)	(1.36)	13.21	(7.54%)	50,524	1.25%	0.26%
9/30/18	15.93	0.03		1.90		1.93	—	(1.94)	(1.94)	15.92	13.34%	69,157	1.24%	0.17%
Class R3
3/31/23[r]	$13.16	$0.00	[d]	$1.59		$1.59	$(0.04)	$(0.07)	$(0.11)	$14.64	12.09%[b]	$7,959	1.37%[a]	0.06%[a]
9/30/22	18.06	(0.04	)bb	(3.05)		(3.09)	—	(1.81)	(1.81)	13.16	(19.19%)	7,153	1.35%	(0.26%)
9/30/21	13.18	(0.06)		6.15		6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	(0.34%)
9/30/20	13.00	0.01		0.24		0.25	—	(0.07)	(0.07)	13.18	1.87%	6,048	1.39%	0.07%
9/30/19	15.71	0.01		(1.36)		(1.35)	—	(1.36)	(1.36)	13.00	(7.66%)	8,551	1.40%	0.11%
9/30/18	15.77	0.00	[d]	1.88		1.88	—	(1.94)	(1.94)	15.71	13.14%	10,564	1.39%	0.02%
Class Y
3/31/23[g,r]	$16.67	$0.02		$(0.99	)aa	$(0.97)	$—	$—	$—	$15.70	(5.82%)[b]	$94	0.77%[a]	0.89%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Global Fund – Financial Statements (Continued)
Financial Highlights (Restated) (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$10.72	$(0.01)	$2.53	$2.52	$—	$(2.54)	$(2.54)	$10.70	25.30%[b]	$61,065	0.92%[a]	(0.15%)[a]
9/30/22	18.79	(0.01)	(6.02)	(6.03)	—	(2.04)	(2.04)	10.72	(36.28%)	56,931	0.86%	(0.06%)
9/30/21	15.04	(0.05)	4.64	4.59	—	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
9/30/20	12.35	0.00 [d]	2.81	2.81	(0.09)	(0.03)	(0.12)	15.04	22.90%	75,893	0.85%	0.00%[e]
9/30/19	16.08	0.10	(0.83)	(0.73)	(0.11)	(2.89)	(3.00)	12.35	(1.93%)	70,159	0.84%	0.79%
9/30/18	16.46	0.13	1.52	1.65	(0.16)	(1.87)	(2.03)	16.08	10.39%	50,503	0.86%	0.79%
Class R5
3/31/23[r]	$10.70	$(0.01)	$2.52	$2.51	$—	$(2.54)	$(2.54)	$10.67	25.23%[b]	$67,760	1.02%[a]	(0.25%)[a]
9/30/22	18.78	(0.03)	(6.01)	(6.04)	—	(2.04)	(2.04)	10.70	(36.36%)	58,808	0.96%	(0.17%)
9/30/21	15.05	(0.07)	4.64	4.57	—	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
9/30/20	12.36	(0.01)	2.81	2.80	(0.08)	(0.03)	(0.11)	15.05	22.77%	111,038	0.95%	(0.09%)
9/30/19	16.09	0.08	(0.83)	(0.75)	(0.09)	(2.89)	(2.98)	12.36	(2.07%)	98,379	0.94%	0.66%
9/30/18	16.47	0.11	1.53	1.64	(0.15)	(1.87)	(2.02)	16.09	10.28%	101,536	0.96%	0.65%
Service Class
3/31/23[r]	$10.56	$(0.02)	$2.49	$2.47	$—	$(2.54)	$(2.54)	$10.49	25.20%[b]	$5,310	1.12%[a]	(0.36%)[a]
9/30/22	18.58	(0.04)	(5.94)	(5.98)	—	(2.04)	(2.04)	10.56	(36.43%)	5,579	1.06%	(0.24%)
9/30/21	14.91	(0.08)	4.59	4.51	—	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)
9/30/20	12.23	(0.03)	2.80	2.77	(0.06)	(0.03)	(0.09)	14.91	22.75%	6,166	1.05%	(0.19%)
9/30/19	15.94	0.06	(0.82)	(0.76)	(0.06)	(2.89)	(2.95)	12.23	(2.23%)	6,361	1.04%	0.43%
9/30/18	16.33	0.10	1.51	1.61	(0.13)	(1.87)	(2.00)	15.94	10.17%	16,104	1.06%	0.60%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	7%	10%	10%	12%	32%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$10.64	$(0.02)	$2.51	$2.49	$—	$(2.54)	$(2.54)	$10.59	25.18%[b]	$53,462	1.22%[a]	(0.45%)[a]
9/30/22	18.73	(0.06)	(5.99)	(6.05)	—	(2.04)	(2.04)	10.64	(36.52%)	45,831	1.16%	(0.38%)
9/30/21	15.03	(0.10)	4.64	4.54	—	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
9/30/20	12.34	(0.04)	2.81	2.77	(0.05)	(0.03)	(0.08)	15.03	22.56%	80,607	1.15%	(0.29%)
9/30/19	16.06	0.06	(0.83)	(0.77)	(0.06)	(2.89)	(2.95)	12.34	(2.30%)	77,097	1.14%	0.45%
9/30/18	16.44	0.07	1.53	1.60	(0.11)	(1.87)	(1.98)	16.06	10.07%	90,239	1.16%	0.46%
Class R4
3/31/23[r]	$10.24	$(0.03)	$2.41	$2.38	$—	$(2.54)	$(2.54)	$10.08	25.07%[b]	$10,210	1.37%[a]	(0.60%)[a]
9/30/22	18.12	(0.07)	(5.77)	(5.84)	—	(2.04)	(2.04)	10.24	(36.60%)	8,676	1.31%	(0.52%)
9/30/21	14.59	(0.12)	4.49	4.37	—	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
9/30/20	11.98	(0.06)	2.73	2.67	(0.03)	(0.03)	(0.06)	14.59	22.36%	8,878	1.30%	(0.45%)
9/30/19	15.71	0.04	(0.82)	(0.78)	(0.06)	(2.89)	(2.95)	11.98	(2.45%)	7,531	1.29%	0.32%
9/30/18	16.13	0.04	1.51	1.55	(0.10)	(1.87)	(1.97)	15.71	9.90%	7,790	1.31%	0.27%
Class A
3/31/23[r]	$10.41	$(0.04)	$2.45	$2.41	$—	$(2.54)	$(2.54)	$10.28	24.94%[b]	$10,395	1.47%[a]	(0.70%)[a]
9/30/22	18.40	(0.09)	(5.86)	(5.95)	—	(2.04)	(2.04)	10.41	(36.64%)	9,014	1.41%	(0.63%)
9/30/21	14.82	(0.14)	4.56	4.42	—	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
9/30/20	12.17	(0.07)	2.77	2.70	(0.02)	(0.03)	(0.05)	14.82	22.22%	22,903	1.40%	(0.55%)
9/30/19	15.87	0.03	(0.82)	(0.79)	(0.02)	(2.89)	(2.91)	12.17	(2.48%)	24,676	1.39%	0.20%
9/30/18	16.27	0.03	1.51	1.54	(0.07)	(1.87)	(1.94)	15.87	9.74%	31,725	1.41%	0.21%
Class R3
3/31/23[r]	$10.30	$(0.04)	$2.41	$2.37	$—	$(2.54)	$(2.54)	$10.13	24.79%[b]	$8,969	1.62%[a]	(0.85%)[a]
9/30/22	18.25	(0.11)	(5.80)	(5.91)	—	(2.04)	(2.04)	10.30	(36.73%)	7,920	1.56%	(0.77%)
9/30/21	14.72	(0.17)	4.54	4.37	—	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)
9/30/20	12.10	(0.09)	2.75	2.66	(0.01)	(0.03)	(0.04)	14.72	21.99%	9,792	1.55%	(0.69%)
9/30/19	15.80	0.01	(0.82)	(0.81)	—	(2.89)	(2.89)	12.10	(2.69%)	10,226	1.54%	0.06%
9/30/18	16.21	0.01	1.51	1.52	(0.06)	(1.87)	(1.93)	15.80	9.64%	11,029	1.56%	0.06%

The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$7.14	$0.04		$1.51	$1.55	$(0.10)	$(0.36)	$(0.46)	$8.23	21.91%[b]	$83,830	1.10%[a]	1.05%[a]	1.12%[a]
9/30/22	10.08	0.12		(1.83)	(1.71)	(0.21)	(1.02)	(1.23)	7.14	(19.37%)	66,355	1.09%	1.04%	1.41%
9/30/21	13.08	0.14		1.84	1.98	(0.04)	(4.94)	(4.98)	10.08	17.97%	89,913	1.02%	1.00%	1.31%
9/30/20	12.01	0.03		1.54	1.57	(0.13)	(0.37)	(0.50)	13.08	13.17%	96,308	1.02%	1.00%	0.26%
9/30/19	12.99	0.09		(0.49)	(0.40)	(0.12)	(0.46)	(0.58)	12.01	(2.49%)	149,979	0.93%	0.92%	0.81%
9/30/18	13.44	0.14		(0.42)	(0.28)	(0.17)	—	(0.17)	12.99	(2.14%)	293,575	0.96%	0.94%	1.01%
Class R5
3/31/23[r]	$7.14	$0.04		$1.50	$1.54	$(0.09)	$(0.36)	$(0.45)	$8.23	21.78%[b]	$36,362	1.20%[a]	1.15%[a]	0.96%[a]
9/30/22	10.08	0.12		(1.85)	(1.73)	(0.19)	(1.02)	(1.21)	7.14	(19.47%)	30,827	1.19%	1.14%	1.38%
9/30/21	13.08	0.14		1.83	1.97	(0.03)	(4.94)	(4.97)	10.08	17.79%	50,688	1.12%	1.10%	1.27%
9/30/20	12.00	0.02		1.55	1.57	(0.12)	(0.37)	(0.49)	13.08	13.14%	61,444	1.12%	1.10%	0.20%
9/30/19	12.98	0.10		(0.51)	(0.41)	(0.11)	(0.46)	(0.57)	12.00	(2.63%)	94,827	1.03%	1.02%	0.89%
9/30/18	13.44	0.12		(0.42)	(0.30)	(0.16)	—	(0.16)	12.98	(2.32%)	147,654	1.06%	1.04%	0.85%
Service Class
3/31/23[r]	$7.12	$0.04		$1.49	$1.53	$(0.08)	$(0.36)	$(0.44)	$8.21	21.71%[b]	$3,616	1.30%[a]	1.25%[a]	0.98%[a]
9/30/22	10.05	0.12		(1.85)	(1.73)	(0.18)	(1.02)	(1.20)	7.12	(19.52%)	2,624	1.29%	1.24%	1.35%
9/30/21	13.04	0.12		1.84	1.96	(0.01)	(4.94)	(4.95)	10.05	17.72%	3,469	1.22%	1.20%	1.16%
9/30/20	11.97	0.00	[d]	1.54	1.54	(0.10)	(0.37)	(0.47)	13.04	12.94%	4,524	1.22%	1.20%	0.00%[e]
9/30/19	12.94	0.07		(0.49)	(0.42)	(0.09)	(0.46)	(0.55)	11.97	(2.74%)	9,393	1.13%	1.12%	0.60%
9/30/18	13.39	0.11		(0.41)	(0.30)	(0.15)	—	(0.15)	12.94	(2.33%)	23,069	1.16%	1.14%	0.79%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	9%	22%	30%	106%	52%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through March 31, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$7.05	$0.03	$1.48		$1.51	$(0.07)	$(0.36)	$(0.43)	$8.13	21.70%[b]	$2,492	1.40%[a]	1.35%[a]	0.74%[a]
9/30/22	9.96	0.11	(1.83)		(1.72)	(0.17)	(1.02)	(1.19)	7.05	(19.60%)	2,273	1.39%	1.34%	1.26%
9/30/21	12.97	0.11	1.82		1.93	—	(4.94)	(4.94)	9.96	17.59%	2,436	1.32%	1.30%	1.03%
9/30/20	11.91	(0.00)[d]	1.52		1.52	(0.09)	(0.37)	(0.46)	12.97	12.81%	3,565	1.32%	1.30%	(0.02%)
9/30/19	12.87	0.08	(0.51)		(0.43)	(0.07)	(0.46)	(0.53)	11.91	(2.77%)	5,465	1.23%	1.22%	0.65%
9/30/18	13.32	0.08	(0.40)		(0.32)	(0.13)	—	(0.13)	12.87	(2.49%)	11,908	1.26%	1.24%	0.58%
Class R4
3/31/23[r]	$6.55	$0.02	$1.38		$1.40	$(0.05)	$(0.36)	$(0.41)	$7.54	21.57%[b]	$645	1.55%[a]	1.50%[a]	0.53%[a]
9/30/22	9.33	0.08	(1.69)		(1.61)	(0.15)	(1.02)	(1.17)	6.55	(19.69%)	711	1.53%	1.48%	0.93%
9/30/21	12.45	0.09	1.73		1.82	—	(4.94)	(4.94)	9.33	17.41%	1,639	1.47%	1.45%	0.88%
9/30/20	11.43	(0.04)	1.48		1.44	(0.05)	(0.37)	(0.42)	12.45	12.70%	1,951	1.47%	1.45%	(0.31%)
9/30/19	12.38	0.05	(0.48)		(0.43)	(0.06)	(0.46)	(0.52)	11.43	(2.95%)	4,895	1.38%	1.37%	0.48%
9/30/18	12.84	0.07	(0.40)		(0.33)	(0.13)	—	(0.13)	12.38	(2.63%)	10,673	1.41%	1.39%	0.54%
Class A
3/31/23[r]	$6.65	$0.02	$1.39		$1.41	$(0.05)	$(0.36)	$(0.41)	$7.65	21.47%[b]	$10,553	1.65%[a]	1.60%[a]	0.51%[a]
9/30/22	9.45	0.08	(1.72)		(1.64)	(0.14)	(1.02)	(1.16)	6.65	(19.79%)	9,014	1.64%	1.59%	0.95%
9/30/21	12.56	0.08	1.75		1.83	—	(4.94)	(4.94)	9.45	17.30%	13,793	1.57%	1.55%	0.82%
9/30/20	11.54	(0.03)	1.48		1.45	(0.06)	(0.37)	(0.43)	12.56	12.61%	18,670	1.57%	1.55%	(0.22%)
9/30/19	12.49	0.05	(0.50)		(0.45)	(0.04)	(0.46)	(0.50)	11.54	(3.09%)	22,004	1.48%	1.47%	0.46%
9/30/18	12.93	0.05	(0.39)		(0.34)	(0.10)	—	(0.10)	12.49	(2.70%)	30,719	1.51%	1.49%	0.41%
Class R3
3/31/23[r]	$6.46	$0.01	$1.36		$1.37	$(0.05)	$(0.36)	$(0.41)	$7.42	21.40%[b]	$2,576	1.80%[a]	1.75%[a]	0.38%[a]
9/30/22	9.22	0.07	(1.67)		(1.60)	(0.14)	(1.02)	(1.16)	6.46	(19.87%)	2,060	1.79%	1.74%	0.89%
9/30/21	12.38	0.07	1.71		1.78	—	(4.94)	(4.94)	9.22	17.07%	2,294	1.72%	1.70%	0.74%
9/30/20	11.38	(0.06)	1.47		1.41	(0.04)	(0.37)	(0.41)	12.38	12.42%	2,427	1.72%	1.70%	(0.49%)
9/30/19	12.34	0.02	(0.48)		(0.46)	(0.04)	(0.46)	(0.50)	11.38	(3.24%)	5,415	1.63%	1.62%	0.21%
9/30/18	12.79	0.03	(0.39)		(0.36)	(0.09)	—	(0.09)	12.34	(2.88%)	9,024	1.66%	1.64%	0.25%
Class Y
3/31/23[g,r]	$8.27	$0.03	$(0.07	)aa	$(0.04)	$—	$—	$—	$8.23	(0.48%)[b]	$100	$1.20%[a]	1.15%[a]	2.55%[a]

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Emerging Markets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/23[r]	$8.22	$0.03		$1.80	$1.83	$(0.04)	$—	$(0.04)	$10.01	22.24%[b]	$115,423	1.43%[a]	1.15%[a]	0.69%[a]
9/30/22	14.93	0.05		(4.73)	(4.68)	(0.20)	(1.83)	(2.03)	8.22	(35.67%)	105,253	1.35%	1.15%	0.43%
9/30/21	13.23	0.04		1.88	1.92	—	(0.22)	(0.22)	14.93	14.53%	156,998	1.22%	1.15%	0.25%
9/30/20	13.02	0.02		1.33	1.35	(0.08)	(1.06)	(1.14)	13.23	10.33%	169,366	1.27%	1.15%	0.12%
9/30/19	12.75	0.07		0.28	0.35	(0.08)	—	(0.08)	13.02	2.85%	141,988	1.21%	1.10%	0.55%
9/30/18	12.88	0.08		(0.04)	0.04	(0.17)	—	(0.17)	12.75	0.31%	216,085	1.27%	1.05%	0.62%
Class R5
3/31/23[r]	$8.36	$0.03		$1.83	$1.86	$—	$—	$—	$10.22	22.25%[b]	$276	1.53%[a]	1.25%[a]	0.58%[a]
9/30/22	15.14	0.03		(4.80)	(4.77)	(0.18)	(1.83)	(2.01)	8.36	(35.72%)	225	1.45%	1.23%	0.25%
9/30/21	13.43	0.03		1.90	1.93	—	(0.22)	(0.22)	15.14	14.38%	2,703	1.32%	1.25%	0.16%
9/30/20	13.20	0.00	[d]	1.35	1.35	(0.06)	(1.06)	(1.12)	13.43	10.23%	3,165	1.37%	1.25%	0.02%
9/30/19	12.92	0.06		0.29	0.35	(0.07)	—	(0.07)	13.20	2.78%	4,295	1.31%	1.22%	0.45%
9/30/18	13.05	0.07		(0.04)	0.03	(0.16)	—	(0.16)	12.92	0.21%	4,047	1.37%	1.15%	0.53%
Service Class
3/31/23[r]	$8.22	$0.02		$1.80	$1.82	$(0.01)	$—	$(0.01)	$10.03	22.20%[b]	$1,647	1.63%[a]	1.35%[a]	0.48%[a]
9/30/22	14.93	0.02		(4.73)	(4.71)	(0.17)	(1.83)	(2.00)	8.22	(35.83%)	1,346	1.55%	1.35%	0.22%
9/30/21	13.25	0.01		1.89	1.90	—	(0.22)	(0.22)	14.93	14.35%	2,216	1.42%	1.35%	0.05%
9/30/20	13.05	(0.01)		1.33	1.32	(0.06)	(1.06)	(1.12)	13.25	10.12%	2,473	1.47%	1.35%	(0.05%)
9/30/19	12.73	0.05		0.29	0.34	(0.02)	—	(0.02)	13.05	2.71%	419	1.41%	1.31%	0.42%
9/30/18	12.85	0.05		(0.03)	0.02	(0.14)	—	(0.14)	12.73	0.10%	230	1.47%	1.25%	0.41%

		Year ended September 30
	Six months ended March 31, 2023[b,r]	2022	2021	2020	2019	2018
Portfolio turnover rate	24%	55%	48%	71%	32%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/23[r]	$8.24	$0.02		$1.80	$1.82	$(0.00)[d]	$—	$(0.00)[d]	$10.06	22.12%[b]	$320	1.73%[a]	1.45%[a]	0.38%[a]
9/30/22	14.96	(0.01	)bb	(4.72)	(4.73)	(0.16)	(1.83)	(1.99)	8.24	(35.90%)	233	1.65%	1.45%	(0.06%)
9/30/21	13.29	(0.01)		1.90	1.89	—	(0.22)	(0.22)	14.96	14.23%	1,017	1.52%	1.45%	(0.03%)
9/30/20	13.08	(0.02)		1.33	1.31	(0.04)	(1.06)	(1.10)	13.29	9.96%	989	1.57%	1.45%	(0.16%)
9/30/19	12.78	0.03		0.30	0.33	(0.03)	—	(0.03)	13.08	2.61%	927	1.51%	1.41%	0.24%
9/30/18	12.91	0.04		(0.03)	0.01	(0.14)	—	(0.14)	12.78	0.02%	879	1.57%	1.35%	0.33%
Class R4
3/31/23[r]	$8.13	$0.01		$1.79	$1.80	$—	$—	$—	$9.93	22.14%[b]	$387	1.88%[a]	1.60%[a]	0.24%[a]
9/30/22	14.71	(0.00	)bb,d	(4.69)	(4.69)	(0.06)	(1.83)	(1.89)	8.13	(35.99%)	307	1.80%	1.60%	(0.02%)
9/30/21	13.10	(0.05)		1.88	1.83	—	(0.22)	(0.22)	14.71	13.98%	443	1.67%	1.60%	(0.32%)
9/30/20	12.90	(0.04)		1.32	1.28	(0.02)	(1.06)	(1.08)	13.10	9.84%	1,237	1.72%	1.60%	(0.30%)
9/30/19	12.63	0.01		0.29	0.30	(0.03)	—	(0.03)	12.90	2.38%	1,337	1.66%	1.57%	0.05%
9/30/18	12.76	0.03		(0.04)	(0.01)	(0.12)	—	(0.12)	12.63	(0.10%)	1,295	1.72%	1.50%	0.22%
Class A
3/31/23[r]	$8.21	$0.01		$1.79	$1.80	$—	$—	$—	$10.01	21.92%[b]	$163	1.98%[a]	1.70%[a]	0.14%[a]
9/30/22	14.77	(0.02	)bb	(4.71)	(4.73)	—	(1.83)	(1.83)	8.21	(35.99%)	140	1.90%	1.68%	(0.15%)
9/30/21	13.17	(0.06)		1.88	1.82	—	(0.22)	(0.22)	14.77	13.83%	635	1.77%	1.70%	(0.36%)
9/30/20	12.98	(0.05)		1.32	1.27	(0.02)	(1.06)	(1.08)	13.17	9.75%	2,029	1.82%	1.70%	(0.42%)
9/30/19	12.73	0.01		0.28	0.29	(0.04)	—	(0.04)	12.98	2.32%	885	1.76%	1.68%	0.09%
9/30/18	12.88	0.04		(0.07)	(0.03)	(0.12)	—	(0.12)	12.73	(0.23%)	386	1.82%	1.60%	0.30%
Class R3
3/31/23[r]	$8.03	$(0.00	)bb,d	$1.76	$1.76	$—	$—	$—	$9.79	21.92%[b]	$620	2.13%[a]	1.85%[a]	(0.00%)[a,e]
9/30/22	14.62	(0.03	)bb	(4.64)	(4.67)	(0.09)	(1.83)	(1.92)	8.03	(36.15%)	546	2.05%	1.85%	(0.29%)
9/30/21	13.05	(0.06)		1.85	1.79	—	(0.22)	(0.22)	14.62	13.72%	1,120	1.92%	1.85%	(0.42%)
9/30/20	12.87	(0.07)		1.31	1.24	(0.00)[d]	(1.06)	(1.06)	13.05	9.57%	992	1.97%	1.85%	(0.58%)
9/30/19	12.60	(0.02)		0.29	0.27	—	—	—	12.87	2.14%	750	1.91%	1.81%	(0.15%)
9/30/18	12.73	(0.01)		(0.04)	(0.05)	(0.08)	—	(0.08)	12.60	(0.39%)	761	1.97%	1.75%	(0.09%)

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Main Street Fund (“Main Street Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Financial Statements (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2023. The Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2023, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$137,702,850	$—	$137,702,850
Non-U.S. Government Agency Obligations	—	128,426,806	—	128,426,806
U.S. Government Agency Obligations and Instrumentalities	—	93,159	—	93,159
Mutual Funds	4,612,978	—	—	4,612,978
Short-Term Investments	—	13,859,728	—	13,859,728
Total Investments	$4,612,978	$280,082,543	$—	$284,695,521
Asset Derivatives
Swap Agreements	$—	$15,969	$—	$15,969
Liability Derivatives
Futures Contracts	$(2,942,180)	$—	$—	$(2,942,180)
Swap Agreements	—	(287,478)	—	(287,478)
Total	$(2,942,180)	$(287,478)	$—	$(3,229,658)

Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$144,161,741	$—	$144,161,741
U.S. Government Agency Obligations and Instrumentalities	—	31,445,283	—	31,445,283
U.S. Treasury Obligations	—	78,736,384	—	78,736,384
Short-Term Investments	—	50,914,458	—	50,914,458
Total Investments	$—	$305,257,866	$—	$305,257,866
Asset Derivatives
Futures Contracts	$43,738	$—	$—	$43,738
Swap Agreements	—	7,083,969	—	7,083,969
Total	$43,738	$7,083,969	$—	$7,127,707
Liability Derivatives
Futures Contracts	$(926,497)	$—	$—	$(926,497)
Swap Agreements	—	(625,882)	—	(625,882)
Total	$(926,497)	$(625,882)	$—	$(1,552,379)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Asset Investments
Corporate Debt	$—	$285,368,389	$—	$285,368,389
Non-U.S. Government Agency Obligations	—	208,327,824	—	208,327,824
Sovereign Debt Obligations	—	2,564,510	—	2,564,510
U.S. Government Agency Obligations and Instrumentalities	—	230,587,195	—	230,587,195
U.S. Treasury Obligations	—	20,656,936	—	20,656,936
Mutual Funds	5,516,545	—	—	5,516,545
Short-Term Investments	—	119,048,152	—	119,048,152
Total Investments	$5,516,545	$866,553,006	$—	$872,069,551
Asset Derivatives
Futures Contracts	$2,578,799	$—	$—	$2,578,799
Swap Agreements	—	81,440	—	81,440
Total	$2,578,799	$81,440	$—	$2,660,239
Liability Derivatives
Futures Contracts	$(602,962)	$—	$—	$(602,962)
Swap Agreements	—	(1,481,676)	—	(1,481,676)
Total	$(602,962)	$(1,481,676)	$—	$(2,084,638)

Diversified Bond Fund
Asset Investments
Preferred Stock	$1,171,950	$—	$—	$1,171,950
Corporate Debt	—	71,737,316	—	71,737,316
Non-U.S. Government Agency Obligations	—	44,123,905	—	44,123,905
Sovereign Debt Obligations	—	181,243	—	181,243
U.S. Government Agency Obligations and Instrumentalities	—	27,395,348	—	27,395,348
U.S. Treasury Obligations	—	7,386,882	—	7,386,882
Purchased Options	—	5,500	—	5,500
Warrants	—	—	4,223	4,223
Mutual Funds	1,751,345	—	—	1,751,345
Short-Term Investments	—	16,062,321	—	16,062,321
Total Investments	$2,923,295	$166,892,515	$4,223	$169,820,033
Asset Derivatives
Forward Contracts	$—	$43,172	$—	$43,172
Futures Contracts	918,667	—	—	918,667
Swap Agreements	—	17,565	—	17,565
Total	$918,667	$60,737	$—	$979,404
Liability Derivatives
Forward Contracts	$—	$(138,476)	$—	$(138,476)
Futures Contracts	(46,455)	—	—	(46,455)
Swap Agreements	—	(310,765)	—	(310,765)
Written Options	—	(3,774)	—	(3,774)
Total	$(46,455)	$(453,015)	$—	$(499,470)

High Yield Fund
Asset Investments
Bank Loans	$—	$7,298,633	$—	$7,298,633
Corporate Debt	—	357,197,191	—	357,197,191
Mutual Funds	15,206,868	—	—	15,206,868
Short-Term Investments	—	24,845,562	—	24,845,562
Total Investments	$15,206,868	$389,341,386	$—	$404,548,254

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Balanced Fund
Asset Investments
Common Stock	$76,800,114	$—	$—	$76,800,114
Corporate Debt	—	12,743,922	—	12,743,922
Non-U.S. Government Agency Obligations	—	4,488,339	—	4,488,339
U.S. Government Agency Obligations and Instrumentalities	—	11,588,587	—	11,588,587
U.S. Treasury Obligations	—	13,885,582	—	13,885,582
Short-Term Investments	—	1,869,903	—	1,869,903
Total Investments	$76,800,114	$44,576,333	$—	$121,376,447
Liability Derivatives
Futures Contracts	$(109,799)	$—	$—	$(109,799)

Global Fund
Asset Investments
Common Stock*
Canada	$506,111	$—	$—	$506,111
China	7,499,584	2,972,807	—	10,472,391
Denmark	—	9,155,610	—	9,155,610
France	—	31,426,069	—	31,426,069
Germany	—	4,850,094	—	4,850,094
India	3,404,439	7,009,577	—	10,414,016
Israel	1,561,945	—	—	1,561,945
Italy	—	1,955,728	—	1,955,728
Japan	—	14,134,373	—	14,134,373
Netherlands	—	3,046,290	—	3,046,290
Spain	—	2,946,160	—	2,946,160
Sweden	—	8,878,901	—	8,878,901
Switzerland	—	1,990,850	—	1,990,850
United States	114,020,915	—	—	114,020,915
Mutual Funds	1,159,167	—	—	1,159,167
Short-Term Investments	—	1,663,939	—	1,663,939
Total Investments	$128,152,161	$90,030,398	$—	$218,182,559

International Equity Fund
Asset Investments
Common Stock*
Australia	$126,820	$1,424,489	$—	$1,551,309
Belgium	—	1,181,142	—	1,181,142
Canada	8,308,631	—	—	8,308,631
China	242,418	—	—	242,418
Finland	—	2,651,297	—	2,651,297
France	—	14,496,960	—	14,496,960
Germany	—	7,713,845	—	7,713,845
Hong Kong	—	5,440,491	—	5,440,491
Ireland	505,174	727,112	—	1,232,286
Israel	310,700	—	—	310,700
Italy	—	138,937	—	138,937
Japan	—	19,894,104	—	19,894,104
Luxembourg	—	306,268	—	306,268
Netherlands	—	7,585,791	—	7,585,791
Norway	—	532,496	—	532,496
Republic of Korea	—	451,254	—	451,254
Singapore	—	402,606	—	402,606

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Spain	$—	$5,556,055	$—		$5,556,055
Sweden	—	4,134,687	—		4,134,687
Switzerland	—	4,950,278	—		4,950,278
United Kingdom	283,282	28,790,366	—		29,073,648
United States	380,321	18,316,208	—		18,696,529
Preferred Stock*
Germany	—	70,331	—		70,331
Mutual Funds	1,211,963	—	—		1,211,963
Short-Term Investments	—	5,862,399	—		5,862,399
Total Investments	$11,369,309	$130,627,116	$—		$141,996,425

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Australia	$—	$913,687	$—		$913,687
Brazil	5,800,662	—	—		5,800,662
Chile	594,535	147,346	—		741,881
China	25,494,940	7,359,461	—		32,854,401
France	—	7,408,400	—		7,408,400
Hong Kong	—	1,736,337	—		1,736,337
India	—	22,108,243	—		22,108,243
Indonesia	—	899,296	—		899,296
Italy	—	2,375,230	—		2,375,230
Japan	—	667,889	—		667,889
Mexico	12,775,704	—	—		12,775,704
Peru	1,101,617	—	—		1,101,617
Philippines	—	1,571,059	—		1,571,059
Republic of Korea	—	8,622,661	—		8,622,661
Russia	—	—	—	+	—
South Africa	—	634,015	—		634,015
Switzerland	—	4,211,906	—		4,211,906
Taiwan	—	9,537,569	—		9,537,569
United Kingdom	355,310	—	—		355,310
Preferred Stock
Brazil	455,372	—	—		455,372
Warrants	67,793	—	—		67,793
Short-Term Investments	—	4,196,585	—		4,196,585
Total Investments	$46,645,933	$72,389,684	$—		$119,035,617

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2023.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and cash collateral pledged for open derivatives, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, cash collateral held for open derivatives, cash collateral held for when-issued securities, and cash collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2023.

The Funds had no Level 3 transfers during the period ended March 31, 2023.

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2023, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements^^,^^^	$—	$—	$—	$15,969	$15,969
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(2,942,180)	$(2,942,180)
Swap Agreements^^,^^^	(248,182)	—	—	(39,296)	(287,478)
Total Value	$(248,182)	$—	$—	$(2,981,476)	$(3,229,658)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$8,127,426	$8,127,426
Swap Agreements	(12,802)	—	—	(4,263,510)	(4,276,312)
Total Realized Gain (Loss)	$(12,802)	$—	$—	$3,863,916	$3,851,114
Change in Appreciation/(Depreciation)##
Futures Contracts	$—	$—	$—	$(9,700,235)	$(9,700,235)
Swap Agreements	(133,225)	—	—	4,117,401	3,984,176
Total Change in Appreciation/(Depreciation)	$(133,225)	$—	$—	$(5,582,834)	$(5,716,059)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$43,738	$43,738
Swap Agreements*	—	6,087,927	—	—	6,087,927
Swap Agreements^^,^^^	—	—	—	996,042	996,042
Total Value	$—	$6,087,927	$—	$4,039,780	$7,127,707
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(926,497)	$(926,497)
Swap Agreements^^,^^^	—	—	—	(625,882)	(625,882)
Total Value	$—	$—	$—	$(1,552,379)	$(1,552,379)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$2,050,197	$2,050,197
Swap Agreements	—	(18,915,311)	—	62,646	(18,852,665)
Total Realized Gain (Loss)	$—	$(18,915,311)	$—	$2,112,843	$(16,802,468)
Change in Appreciation/(Depreciation)##
Futures Contracts	$—	$—	$—	$(2,348,017)	$(2,348,017)
Swap Agreements	—	24,099,952	—	399,195	24,499,147
Total Change in Appreciation/(Depreciation)	$—	$24,099,952	$—	$(1,948,822)	$22,151,130

Core Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$2,578,799	$2,578,799
Swap Agreements^^,^^^	—	—	—	81,440	81,440
Total Value	$—	$—	$—	$2,660,239	$2,660,239

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(602,962)	$(602,962)
Swap Agreements^^,^^^	(1,263,472)	—	—	(218,204)	(1,481,676)
Total Value	$(1,263,472)	$—	$—	$(821,166)	$(2,084,638)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(5,667,808)	$(5,667,808)
Swap Agreements	(67,577)	—	—	—	(67,577)
Total Realized Gain (Loss)	$(67,577)	$—	$—	$(5,667,808)	$(5,735,385)
Change in Appreciation/(Depreciation)##
Futures Contracts	$—	$—	$—	$6,099,627	$6,099,627
Swap Agreements	(678,238)	—	—	(136,764)	(815,002)
Total Change in Appreciation/(Depreciation)	$(678,238)	$—	$—	$5,962,863	$5,284,625

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$5,500	$—	$5,500
Forward Contracts*	—	—	43,172	—	43,172
Futures Contracts^^	—	—	—	918,667	918,667
Swap Agreements^^,^^^	—	—	—	17,565	17,565
Total Value	$—	$—	$48,672	$936,232	$984,904
Liability Derivatives
Forward Contracts^	$—	$—	$(138,476)	$—	$(138,476)
Futures Contracts^^	—	—	—	(46,455)	(46,455)
Swap Agreements^^,^^^	(270,744)	—	—	(40,021)	(310,765)
Written Options^	—	—	(3,774)	—	(3,774)
Total Value	$(270,744)	$—	$(142,250)	$(86,476)	$(499,470)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(4,747)	$—	$(4,747)
Forward Contracts	—	—	81,680	—	81,680
Futures Contracts	—	—	—	(1,996,635)	(1,996,635)
Swap Agreements	(15,576)	—	—	—	(15,576)
Written Options	—	—	4,523	—	4,523
Total Realized Gain (Loss)	$(15,576)	$—	$81,456	$(1,996,635)	$(1,930,755)
Change in Appreciation/(Depreciation)##
Purchased Options	$—	$—	$3,377	$—	$3,377
Forward Contracts	—	—	(40,186)	—	(40,186)
Futures Contracts	—	—	—	2,386,891	2,386,891
Swap Agreements	(145,337)	—	—	(22,456)	(167,793)
Written Options	—	—	9,654	—	9,654
Total Change in Appreciation/(Depreciation)	$(145,337)	$—	$(27,155)	$2,364,435	$2,191,943

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Balanced Fund
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(109,799)	$(109,799)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$278,322	$278,322
Change in Appreciation/(Depreciation)##
Futures Contracts	$—	$—	$—	$(352,355)	$(352,355)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward contracts, or open swaps agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2023, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Short-Duration Bond Fund	1,361	$—	$56,487,500	—	—
Inflation-Protected and Income Fund	415	—	318,723,651	—	—
Core Bond Fund	1,130	—	234,440,000	—	—
Diversified Bond Fund	278	8,255,702	47,300,000	1,130,000	1,130,000
Balanced Fund	41	—	—	—	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2023.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2023. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Barclays PLC	$1,302,008	$—	$(140,000)	$1,162,008
BNP Paribas SA	1,964,132	—	(1,340,000)	624,132
Goldman Sachs International	2,821,787	—	(1,390,000)	1,431,787
	$6,087,927	$—	$(2,870,000)	$3,217,927
Diversified Bond Fund
Bank of America N.A.	$13,563	$(13,563)	$—	$—
BNP Paribas SA	305	(72)	—	233
Citibank N.A.	8,621	(8,621)	—	—
HSBC Bank USA	20,433	(20,433)	—	—
JP Morgan Chase Bank N.A.	36	(36)	—	—
Morgan Stanley & Co. LLC	2,774	(2,774)	—	—
UBS AG	2,940	—	—	2,940
	$48,672	$(45,499)	$—	$3,173

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$(33,340)	$13,563	$—	$(19,777)
BNP Paribas SA	(72)	72	—	—
Citibank N.A.	(38,780)	8,621	—	(30,159)
HSBC Bank USA	(59,198)	20,433	—	(38,765)
JP Morgan Chase Bank N.A.	(1,780)	36	—	(1,744)
Morgan Stanley & Co. LLC	(9,080)	2,774	—	(6,306)
	$(142,250)	$45,499	$—	$(96,751)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Notes to Financial Statements (Unaudited) (Continued)

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2023, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.

A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may

Notes to Financial Statements (Unaudited) (Continued)

use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Notes to Financial Statements (Unaudited) (Continued)

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2023, the Funds had no unfunded bank loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation/ (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Financial Statements (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2023, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2023, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and

Notes to Financial Statements (Unaudited) (Continued)

service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.83% on the first $500 million;
0.78% on the next $500 million; and
0.73% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*	Baring International Investment Limited (“BIIL”) serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Balanced Fund*	Invesco Advisers, Inc.
Disciplined Value Fund	Wellington Management Company LLP
Main Street Fund	Invesco Advisers, Inc.
Disciplined Growth Fund	Wellington Management Company LLP
Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.
International Equity Fund	Thompson, Siegel & Walmsley LLC; and
Wellington Management Company LLP
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	0.05%	0.05%
Inflation-Protected and Income Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Core Bond Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Diversified Bond Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
High Yield Fund	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.05%	N/A	None
Balanced Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Disciplined Value Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Main Street Fund**	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Disciplined Growth Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Small Cap Opportunities Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Global Fund**	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
International Equity Fund *	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A
Strategic Emerging Markets Fund**	None	0.10%	0.20%	0.30%	0.20%	0.30%	0.20%	0.10%	N/A	N/A

*	Effective February 1, 2023, Class Y was added to the Funds.
**	Class Y is not currently available for purchase.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund (on and after May 1, 2023 for the Short-Duration Bond Fund and High Yield Fund). Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each applicable Fund and Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each applicable Fund pay an annual fee of 0.50% of the average daily net assets of the class; Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

During the period ended March 31, 2023, ALPS Distributors, Inc. (the “ALPS Distributor”) acted as distributor to the Short-Duration Bond Fund and High Yield Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund paid an annual fee of 0.25% of the average daily net assets of the class; Class L shares of the Short-Duration Bond Fund paid an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each Fund paid an annual fee of 0.50% of the average daily net assets of the class; Class C shares of the Short-Duration Bond Fund paid an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund paid an annual fee of 1.00% of the average daily net assets of the class, to ALPS Distributor. Such payments compensated the ALPS Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Short-Duration Bond and High Yield Funds’ shareholders.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Short-Duration Bond Fund	0.40%	None	None	None	None	None	None	0.40%	0.65%	0.90%
Strategic Emerging Markets Fund	1.15%	1.25%	1.35%	1.45%	1.60%	1.70%	1.85%	None	None	None

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers has agreed to waive 0.05% of the investment advisory fee of the International Equity Fund through January 31, 2024.

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2023, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Main Street Fund	$864
Small Cap Opportunities Fund	4,815
Global Fund	348
International Equity Fund	8
Strategic Emerging Markets Fund	(1,133)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2023:

Total % Ownership by Related Party
U.S. Government Money Market Fund	85.5%
Short-Duration Bond Fund	74.8%
Inflation-Protected and Income Fund	79.3%
Core Bond Fund	95.5%
Diversified Bond Fund	90.2%
High Yield Fund	82.4%
Balanced Fund	95.7%
Disciplined Value Fund	98.0%
Main Street Fund	89.4%
Disciplined Growth Fund	98.6%
Small Cap Opportunities Fund	73.9%
Global Fund	86.4%
International Equity Fund	91.7%
Strategic Emerging Markets Fund	97.1%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2023, were as follows

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Short-Duration Bond Fund	$—	$27,915,804	$15,241	$241,009,369
Inflation-Protected and Income Fund	109,884,269	17,983,499	102,413,631	39,898,317
Core Bond Fund	692,186,441	70,560,014	658,373,529	79,044,038
Diversified Bond Fund	63,990,892	11,885,852	59,387,162	16,524,935
High Yield Fund	—	44,126,809	—	71,440,477
Balanced Fund	89,275,865	14,142,629	92,514,968	23,558,981
Disciplined Value Fund	—	29,704,651	—	32,014,540
Main Street Fund	—	29,401,671	—	32,947,225
Disciplined Growth Fund	—	32,363,519	—	45,985,002
Small Cap Opportunities Fund	—	71,880,713	—	74,957,802
Global Fund	—	15,212,353	—	38,417,535
International Equity Fund	—	13,237,460	—	11,414,911
Strategic Emerging Markets Fund	—	27,013,168	—	38,256,418

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	147,201,017	$147,201,017	781,822,127	$781,822,127
Issued as reinvestment of dividends	3,586,393	3,586,393	837,353	837,353
Redeemed	(156,810,806)	(156,810,806)	(812,910,669)	(812,910,669)
Net increase (decrease)	(6,023,396)	$(6,023,396)	(30,251,189)	$(30,251,189)
Short-Duration Bond Fund Class I
Sold	2,953,901	$25,653,875	9,538,592	$89,594,012
Issued as reinvestment of dividends	219,435	1,895,939	839,827	7,959,704
Redeemed	(9,399,905)	(81,086,838)	(16,183,012)	(151,880,555)
Net increase (decrease)	(6,226,569)	$(53,537,024)	(5,804,593)	$(54,326,839)
Short-Duration Bond Fund Class R5
Sold	1,101,482	$9,497,912	2,387,996	$22,523,442
Issued as reinvestment of dividends	60,549	523,768	245,574	2,345,192
Redeemed	(1,493,032)	(12,909,973)	(5,729,275)	(53,641,189)
Net increase (decrease)	(331,001)	$(2,888,293)	(3,095,705)	$(28,772,555)
Short-Duration Bond Fund Service Class
Sold	220,150	$1,891,358	628,491	$5,882,695
Issued as reinvestment of dividends	5,704	49,246	40,893	394,970
Redeemed	(263,024)	(2,264,061)	(1,942,862)	(18,747,022)
Net increase (decrease)	(37,170)	$(323,457)	(1,273,478)	$(12,469,357)
Short-Duration Bond Fund Administrative Class
Sold	18,101	$155,401	321,393	$3,009,507
Issued as reinvestment of dividends	18,806	161,448	58,960	553,825
Redeemed	(281,329)	(2,414,231)	(842,402)	(7,930,024)
Net increase (decrease)	(244,422)	$(2,097,382)	(462,049)	$(4,366,692)
Short-Duration Bond Fund Class R4
Sold	75,665	$663,098	470,842	$4,437,635
Issued as reinvestment of dividends	15,446	133,859	33,891	319,038
Redeemed	(543,075)	(4,687,162)	(671,014)	(6,463,557)
Net increase (decrease)	(451,964)	$(3,890,205)	(166,281)	$(1,706,884)
Short-Duration Bond Fund Class A
Sold	64,728	$552,556	115,731	$1,062,337
Issued as reinvestment of dividends	13,218	113,093	57,342	543,782
Redeemed	(145,254)	(1,244,726)	(2,933,172)	(28,143,298)
Net increase (decrease)	(67,308)	$(579,077)	(2,760,099)	$(26,537,179)
Short-Duration Bond Fund Class R3
Sold	159,342	$1,373,277	542,009	$5,222,216
Issued as reinvestment of dividends	12,477	107,164	37,642	352,911
Redeemed	(234,182)	(2,005,563)	(856,233)	(8,009,594)
Net increase (decrease)	(62,363)	$(525,122)	(276,582)	$(2,434,467)
Short-Duration Bond Fund Class Y(a)
Sold	230,608	$1,988,828	7,740,000	$73,743,410
Issued - merger	—	—	105,963,965	$1,044,804,693
Issued as reinvestment of dividends	255,860	2,209,212	1,459,461	13,490,384
Redeemed	(15,134,233)	(130,455,789)	(89,539,361)	(827,883,085)
Net increase (decrease)	(14,647,765)	$(126,257,749)	25,624,065	$304,155,402

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class L(a)
Sold	19,770	$170,257	315,609	$2,867,463
Issued - merger	—	—	12,595,489	123,687,701
Issued as reinvestment of dividends	125,093	1,077,235	244,541	2,228,252
Redeemed	(2,944,381)	(25,302,479)	(4,291,087)	(39,530,940)
Net increase (decrease)	(2,799,518)	$(24,054,987)	8,864,552	$89,252,476
Short-Duration Bond Fund Class C(a)
Sold	1,890	$16,294	15,238	$145,518
Issued - merger	—	—	129,438	1,281,438
Issued as reinvestment of dividends	1,988	17,279	2,853	26,124
Redeemed	(11,429)	(98,864)	(21,628)	(197,774)
Net increase (decrease)	(7,551)	$(65,291)	125,901	$1,255,306
Inflation-Protected and Income Fund Class I
Sold	2,364,197	$21,944,963	7,415,765	$78,507,396
Issued as reinvestment of dividends	701,788	6,484,519	1,259,144	13,548,394
Redeemed	(2,484,181)	(23,115,743)	(6,919,257)	(72,147,054)
Net increase (decrease)	581,804	$5,313,739	1,755,652	$19,908,736
Inflation-Protected and Income Fund Class R5
Sold	686,513	$6,382,696	1,404,620	$15,038,201
Issued as reinvestment of dividends	270,545	2,502,538	606,105	6,527,752
Redeemed	(406,402)	(3,782,794)	(3,075,577)	(32,668,634)
Net increase (decrease)	550,656	$5,102,440	(1,064,852)	$(11,102,681)
Inflation-Protected and Income Fund Service Class
Sold	298,884	$2,772,244	858,555	$8,950,632
Issued as reinvestment of dividends	120,185	1,108,108	345,118	3,706,567
Redeemed	(664,581)	(6,149,686)	(2,755,874)	(29,223,969)
Net increase (decrease)	(245,512)	$(2,269,334)	(1,552,201)	$(16,566,770)
Inflation-Protected and Income Fund Administrative Class
Sold	305,409	$2,864,456	278,563	$2,974,650
Issued as reinvestment of dividends	29,913	279,683	73,908	804,115
Redeemed	(158,926)	(1,499,416)	(748,050)	(8,037,456)
Net increase (decrease)	176,396	$1,644,723	(395,579)	$(4,258,691)
Inflation-Protected and Income Fund Class R4
Sold	55,385	$502,206	185,840	$1,899,650
Issued as reinvestment of dividends	16,806	151,257	32,695	342,973
Redeemed	(49,367)	(447,716)	(212,414)	(2,201,100)
Net increase (decrease)	22,824	$205,747	6,121	$41,523
Inflation-Protected and Income Fund Class A
Sold	119,965	$1,094,069	258,612	$2,697,801
Issued as reinvestment of dividends	30,374	276,707	77,312	819,512
Redeemed	(123,000)	(1,130,230)	(549,032)	(5,706,564)
Net increase (decrease)	27,339	$240,546	(213,108)	$(2,189,251)
Inflation-Protected and Income Fund Class R3
Sold	31,787	$287,944	82,014	$845,857
Issued as reinvestment of dividends	7,661	69,335	18,391	193,469
Redeemed	(76,343)	(694,690)	(98,190)	(990,431)
Net increase (decrease)	(36,895)	$(337,411)	2,215	$48,895

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class Y(b)
Sold	10,718	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,718	$100,000
Core Bond Fund Class I
Sold	6,175,246	$55,943,352	13,413,455	$137,803,193
Issued as reinvestment of dividends	2,085,319	18,934,696	2,182,908	23,771,867
Redeemed	(4,958,465)	(45,111,195)	(22,184,007)	(223,250,698)
Net increase (decrease)	3,302,100	$29,766,853	(6,587,644)	$(61,675,638)
Core Bond Fund Class R5
Sold	760,487	$6,947,461	1,178,969	$12,370,552
Issued as reinvestment of dividends	553,696	5,049,706	953,902	10,426,152
Redeemed	(1,142,955)	(10,518,602)	(14,315,674)	(151,113,981)
Net increase (decrease)	171,228	$1,478,565	(12,182,803)	$(128,317,277)
Core Bond Fund Service Class
Sold	370,322	$3,361,510	571,827	$5,798,981
Issued as reinvestment of dividends	145,757	1,323,476	159,377	1,734,027
Redeemed	(389,524)	(3,543,675)	(1,812,863)	(19,575,897)
Net increase (decrease)	126,555	$1,141,311	(1,081,659)	$(12,042,889)
Core Bond Fund Administrative Class
Sold	208,798	$1,884,025	528,630	$5,307,581
Issued as reinvestment of dividends	140,073	1,260,653	158,847	1,712,376
Redeemed	(375,172)	(3,337,501)	(1,701,690)	(17,594,089)
Net increase (decrease)	(26,301)	$(192,823)	(1,014,213)	$(10,574,132)
Core Bond Fund Class R4
Sold	205,089	$1,815,943	151,850	$1,570,249
Issued as reinvestment of dividends	6,569	58,399	20,840	221,532
Redeemed	(228,566)	(2,021,664)	(690,167)	(7,036,143)
Net increase (decrease)	(16,908)	$(147,322)	(517,477)	$(5,244,362)
Core Bond Fund Class A
Sold	614,418	$5,452,038	230,904	$2,331,378
Issued as reinvestment of dividends	86,229	770,885	157,953	1,691,678
Redeemed	(396,077)	(3,536,284)	(2,891,546)	(29,576,861)
Net increase (decrease)	304,570	$2,686,639	(2,502,689)	$(25,553,805)
Core Bond Fund Class R3
Sold	1,306	$12,022	3,672	$37,851
Issued as reinvestment of dividends	573	5,295	679	7,500
Redeemed	(541)	(4,972)	(16,151)	(166,103)
Net increase (decrease)	1,338	$12,345	(11,800)	$(120,752)
Core Bond Fund Class Y(b)
Sold	10,718	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,718	$100,000
Diversified Bond Fund Class I
Sold	423,882	$3,799,143	1,369,276	$14,673,711
Issued as reinvestment of dividends	342,966	3,066,113	394,734	4,290,758
Redeemed	(300,563)	(2,695,176)	(3,154,152)	(31,728,994)
Net increase (decrease)	466,285	$4,170,080	(1,390,142)	$(12,764,525)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class R5
Sold	1,093,176	$8,813,988	2,196,079	$20,968,172
Issued as reinvestment of dividends	299,799	2,434,368	337,528	3,344,900
Redeemed	(1,102,697)	(8,866,877)	(3,165,698)	(30,432,531)
Net increase (decrease)	290,278	$2,381,479	(632,091)	$(6,119,459)
Diversified Bond Fund Service Class
Sold	66,831	$551,705	105,984	$1,024,332
Issued as reinvestment of dividends	23,098	190,793	34,086	343,585
Redeemed	(123,844)	(1,023,844)	(667,746)	(6,736,430)
Net increase (decrease)	(33,915)	$(281,346)	(527,676)	$(5,368,513)
Diversified Bond Fund Administrative Class
Sold	100,463	$833,372	129,265	$1,218,744
Issued as reinvestment of dividends	40,978	338,479	44,225	445,350
Redeemed	(498,552)	(4,106,873)	(389,043)	(3,727,427)
Net increase (decrease)	(357,111)	$(2,935,022)	(215,553)	$(2,063,333)
Diversified Bond Fund Class R4
Sold	33,384	$271,489	159,970	$1,493,701
Issued as reinvestment of dividends	18,453	150,025	17,243	171,228
Redeemed	(23,044)	(187,267)	(223,721)	(2,154,005)
Net increase (decrease)	28,793	$234,247	(46,508)	$(489,076)
Diversified Bond Fund Class A
Sold	47,362	$390,073	221,388	$2,162,082
Issued as reinvestment of dividends	22,797	188,989	29,304	295,969
Redeemed	(48,883)	(406,881)	(526,725)	(4,999,431)
Net increase (decrease)	21,276	$172,181	(276,033)	$(2,541,380)
Diversified Bond Fund Class R3
Sold	15,133	$124,108	99,675	$956,648
Issued as reinvestment of dividends	6,176	50,765	2,724	27,352
Redeemed	(9,602)	(79,851)	(254,107)	(2,593,268)
Net increase (decrease)	11,707	$95,022	(151,708)	$(1,609,268)
Diversified Bond Fund Class Y(b)
Sold	12,048	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	12,048	$100,000
High Yield Fund Class I
Sold	4,626,385	$35,056,721	8,169,260	$69,464,603
Issued - merger	—	—	1,375,342	12,144,267
Issued as reinvestment of dividends	1,011,076	7,638,494	3,809,711	32,354,339
Redeemed	(4,121,309)	(31,038,013)	(19,569,351)	(163,590,961)
Net increase (decrease)	1,516,152	$11,657,202	(6,215,038)	$(49,627,752)
High Yield Fund Class R5
Sold	294,722	$2,241,043	755,587	$6,391,190
Issued as reinvestment of dividends	143,626	1,090,580	490,843	4,191,445
Redeemed	(841,305)	(6,392,224)	(1,535,247)	(13,224,013)
Net increase (decrease)	(402,957)	$(3,060,601)	(288,817)	$(2,641,378)
High Yield Fund Service Class
Sold	258,965	$1,959,714	600,486	$5,052,275
Issued as reinvestment of dividends	92,536	704,353	318,088	2,713,910
Redeemed	(590,483)	(4,500,620)	(994,693)	(8,187,913)
Net increase (decrease)	(238,982)	$(1,836,553)	(76,119)	$(421,728)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
High Yield Fund Administrative Class
Sold	169,846	$1,270,621	450,640	$3,844,496
Issued as reinvestment of dividends	54,251	405,606	224,352	1,894,628
Redeemed	(278,940)	(2,077,235)	(1,428,590)	(12,068,127)
Net increase (decrease)	(54,843)	$(401,008)	(753,598)	$(6,329,003)
High Yield Fund Class R4
Sold	357,907	$2,624,702	1,059,130	$8,615,794
Issued as reinvestment of dividends	119,624	878,059	423,083	3,481,037
Redeemed	(2,295,252)	(16,878,120)	(1,471,523)	(11,968,371)
Net increase (decrease)	(1,817,721)	$(13,375,359)	10,690	$128,460
High Yield Fund Class A
Sold	113,046	$846,665	154,580	$1,292,526
Issued as reinvestment of dividends	33,868	253,110	127,369	1,069,955
Redeemed	(168,579)	(1,263,649)	(587,082)	(4,827,801)
Net increase (decrease)	(21,665)	$(163,874)	(305,133)	$(2,465,320)
High Yield Fund Class R3
Sold	246,231	$1,863,885	634,901	$5,415,398
Issued as reinvestment of dividends	93,530	707,713	325,984	2,769,029
Redeemed	(639,699)	(4,850,320)	(1,148,996)	(9,739,395)
Net increase (decrease)	(299,938)	$(2,278,722)	(188,111)	$(1,554,968)
High Yield Fund Class Y(a)
Sold	585,474	$4,427,905	6,369,339	$50,378,585
Issued - merger	—	—	4,511,139	39,968,695
Issued as reinvestment of dividends	106,554	807,419	247,832	1,952,871
Redeemed	(445,373)	(3,351,960)	(7,922,463)	(61,394,029)
Net increase (decrease)	246,655	$1,883,364	3,205,847	$30,906,122
High Yield Fund Class C(a)
Sold	1,524	$11,500	—	$—
Issued - merger	—	—	11,017	97,945
Issued as reinvestment of dividends	4	31	—	—
Redeemed	—	—	—	(1)
Net increase (decrease)	1,528	$11,531	11,017	$97,944
Balanced Fund Class I
Sold	211,756	$2,171,546	583,329	$6,761,538
Issued as reinvestment of dividends	80,117	834,824	1,105,928	13,083,127
Redeemed	(493,354)	(5,034,067)	(848,442)	(9,734,190)
Net increase (decrease)	(201,481)	$(2,027,697)	840,815	$10,110,475
Balanced Fund Class R5
Sold	118,964	$1,216,481	259,267	$2,881,039
Issued as reinvestment of dividends	48,539	506,260	798,169	9,442,345
Redeemed	(279,689)	(2,853,909)	(801,604)	(9,000,989)
Net increase (decrease)	(112,186)	$(1,131,168)	255,832	$3,322,395
Balanced Fund Service Class
Sold	28,967	$312,369	47,848	$603,506
Issued as reinvestment of dividends	10,187	114,812	173,178	2,211,487
Redeemed	(60,311)	(656,125)	(157,905)	(2,025,826)
Net increase (decrease)	(21,157)	$(228,944)	63,121	$789,167

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Balanced Fund Administrative Class
Sold	16,088	$159,450	124,349	$1,402,315
Issued as reinvestment of dividends	8,677	91,105	152,965	1,821,814
Redeemed	(372,931)	(3,768,378)	(135,040)	(1,423,948)
Net increase (decrease)	(348,166)	$(3,517,823)	142,274	$1,800,181
Balanced Fund Class R4
Sold	23,141	$224,789	84,911	$911,710
Issued as reinvestment of dividends	6,588	65,417	124,485	1,404,186
Redeemed	(33,086)	(323,370)	(142,875)	(1,604,420)
Net increase (decrease)	(3,357)	$(33,164)	66,521	$711,476
Balanced Fund Class A
Sold	27,236	$268,658	97,156	$1,084,955
Issued as reinvestment of dividends	16,572	167,048	410,371	4,694,644
Redeemed	(134,976)	(1,337,191)	(587,529)	(6,906,385)
Net increase (decrease)	(91,168)	$(901,485)	(80,002)	$(1,126,786)
Balanced Fund Class R3
Sold	49,030	$473,710	188,466	$2,328,158
Issued as reinvestment of dividends	11,037	108,827	295,452	3,309,059
Redeemed	(135,681)	(1,301,781)	(318,552)	(3,322,771)
Net increase (decrease)	(75,614)	$(719,244)	165,366	$2,314,446
Balanced Fund Class Y(b)
Sold	9,488	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	9,488	$100,000
Disciplined Value Fund Class I
Sold	92,211	$1,251,213	325,438	$5,227,257
Issued as reinvestment of dividends	213,307	2,730,325	372,842	5,421,119
Redeemed	(159,772)	(2,123,049)	(622,780)	(9,509,654)
Net increase (decrease)	145,746	$1,858,489	75,500	$1,138,722
Disciplined Value Fund Class R5
Sold	49,810	$644,935	95,062	$1,410,856
Issued as reinvestment of dividends	158,675	2,040,561	347,513	5,073,685
Redeemed	(178,400)	(2,388,783)	(1,004,293)	(15,285,571)
Net increase (decrease)	30,085	$296,713	(561,718)	$(8,801,030)
Disciplined Value Fund Service Class
Sold	69,091	$892,734	250,124	$3,522,837
Issued as reinvestment of dividends	102,366	1,301,070	188,945	2,728,368
Redeemed	(56,684)	(738,562)	(456,463)	(6,393,245)
Net increase (decrease)	114,773	$1,455,242	(17,394)	$(142,040)
Disciplined Value Fund Administrative Class
Sold	4,516	$59,715	17,324	$250,635
Issued as reinvestment of dividends	9,109	119,698	18,323	272,646
Redeemed	(2,847)	(37,419)	(43,375)	(604,693)
Net increase (decrease)	10,778	$141,994	(7,728)	$(81,412)
Disciplined Value Fund Class R4
Sold	9,678	$115,838	19,082	$270,387
Issued as reinvestment of dividends	11,124	137,935	32,959	465,386
Redeemed	(3,546)	(44,106)	(115,640)	(1,633,356)
Net increase (decrease)	17,256	$209,667	(63,599)	$(897,583)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Disciplined Value Fund Class A
Sold	13,620	$170,744	55,112	$778,313
Issued as reinvestment of dividends	34,858	437,463	77,138	1,099,990
Redeemed	(49,521)	(614,051)	(203,328)	(2,799,432)
Net increase (decrease)	(1,043)	$(5,844)	(71,078)	$(921,129)
Disciplined Value Fund Class R3
Sold	27,528	$350,254	125,204	$1,739,808
Issued as reinvestment of dividends	30,556	388,059	51,681	745,764
Redeemed	(35,164)	(448,516)	(171,632)	(2,440,008)
Net increase (decrease)	22,920	$289,797	5,253	$45,564
Disciplined Value Fund Class Y(b)
Sold	7,547	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	7,547	$100,000
Main Street Fund Class I
Sold	8,739	$81,154	360,142	$4,220,935
Issued as reinvestment of dividends	42,482	380,210	470,567	5,755,032
Redeemed	(95,818)	(890,242)	(2,480,929)	(25,410,145)
Net increase (decrease)	(44,597)	$(428,878)	(1,650,220)	$(15,434,178)
Main Street Fund Class R5
Sold	237,109	$2,187,888	301,020	$3,654,303
Issued as reinvestment of dividends	469,996	4,211,164	788,626	9,637,008
Redeemed	(321,765)	(2,939,199)	(1,041,366)	(12,394,835)
Net increase (decrease)	385,340	$3,459,853	48,280	$896,476
Main Street Fund Service Class
Sold	52	$508	58	$691
Issued as reinvestment of dividends	138	1,312	204	2,635
Redeemed	(2)	(18)	(74)	(926)
Net increase (decrease)	188	$1,802	188	$2,400
Main Street Fund Administrative Class
Sold	102,897	$957,313	112,656	$1,304,153
Issued as reinvestment of dividends	258,940	2,320,099	419,984	5,132,204
Redeemed	(326,316)	(2,957,259)	(316,305)	(3,574,101)
Net increase (decrease)	35,521	$320,153	216,335	$2,862,256
Main Street Fund Class R4
Sold	15,867	$139,749	44,028	$502,890
Issued as reinvestment of dividends	90,053	775,352	147,249	1,737,533
Redeemed	(86,804)	(751,539)	(130,016)	(1,480,156)
Net increase (decrease)	19,116	$163,562	61,261	$760,267
Main Street Fund Class A
Sold	23,514	$209,701	72,249	$815,139
Issued as reinvestment of dividends	118,713	1,038,736	182,736	2,187,353
Redeemed	(52,201)	(463,290)	(144,179)	(1,679,811)
Net increase (decrease)	90,026	$785,147	110,806	$1,322,681
Main Street Fund Class R3
Sold	1,735	$15,692	3,180	$35,989
Issued as reinvestment of dividends	11,005	96,841	17,519	210,581
Redeemed	(1,405)	(13,128)	(29,486)	(387,433)
Net increase (decrease)	11,335	$99,405	(8,787)	$(140,863)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class I
Sold	123,374	$935,613	797,183	$10,205,610
Issued as reinvestment of dividends	119,500	916,567	1,290,815	14,211,876
Redeemed	(243,878)	(1,907,371)	(1,637,958)	(15,944,820)
Net increase (decrease)	(1,004)	$(55,191)	450,040	$8,472,666
Disciplined Growth Fund Class R5
Sold	623,459	$4,794,700	3,073,807	$28,138,273
Issued as reinvestment of dividends	487,693	3,740,607	3,616,036	39,812,555
Redeemed	(1,135,630)	(8,726,033)	(3,900,357)	(39,089,309)
Net increase (decrease)	(24,478)	$(190,726)	2,789,486	$28,861,519
Disciplined Growth Fund Service Class
Sold	88,803	$682,720	188,135	$1,893,234
Issued as reinvestment of dividends	92,189	712,618	905,118	10,037,758
Redeemed	(109,397)	(847,102)	(825,060)	(7,721,836)
Net increase (decrease)	71,595	$548,236	268,193	$4,209,156
Disciplined Growth Fund Administrative Class
Sold	177,660	$1,388,605	270,634	$3,100,929
Issued as reinvestment of dividends	143,201	1,134,152	1,258,369	14,282,484
Redeemed	(1,020,351)	(7,912,450)	(692,074)	(6,912,024)
Net increase (decrease)	(699,490)	$(5,389,693)	836,929	$10,471,389
Disciplined Growth Fund Class R4
Sold	42,371	$306,158	120,870	$1,151,991
Issued as reinvestment of dividends	42,197	305,507	429,454	4,483,496
Redeemed	(160,747)	(1,192,223)	(491,209)	(5,580,846)
Net increase (decrease)	(76,179)	$(580,558)	59,115	$54,641
Disciplined Growth Fund Class A
Sold	97,378	$726,818	575,956	$7,817,737
Issued as reinvestment of dividends	101,112	744,187	1,124,079	11,937,715
Redeemed	(355,979)	(2,534,430)	(1,451,871)	(14,531,531)
Net increase (decrease)	(157,489)	$(1,063,425)	248,164	$5,223,921
Disciplined Growth Fund Class R3
Sold	35,061	$247,635	117,386	$1,129,542
Issued as reinvestment of dividends	28,906	206,964	207,648	2,151,233
Redeemed	(76,424)	(559,376)	(94,087)	(879,840)
Net increase (decrease)	(12,457)	$(104,777)	230,947	$2,400,935
Disciplined Growth Fund Class Y(b)
Sold	12,674	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	12,674	$100,000
Small Cap Opportunities Fund Class I
Sold	832,521	$13,037,091	3,560,465	$59,039,950
Issued as reinvestment of dividends	90,919	1,438,337	441,840	7,864,749
Redeemed	(507,829)	(7,975,969)	(1,713,538)	(28,680,672)
Net increase (decrease)	415,611	$6,499,459	2,288,767	$38,224,027
Small Cap Opportunities Fund Class R5
Sold	483,620	$7,619,905	1,630,887	$26,809,693
Issued as reinvestment of dividends	89,462	1,410,819	722,281	12,813,268
Redeemed	(729,163)	(11,445,529)	(2,395,956)	(39,516,393)
Net increase (decrease)	(156,081)	$(2,414,805)	(42,788)	$106,568

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Service Class
Sold	100,595	$1,576,302	228,524	$4,005,208
Issued as reinvestment of dividends	13,174	207,096	118,166	2,089,184
Redeemed	(150,274)	(2,421,481)	(506,435)	(9,168,851)
Net increase (decrease)	(36,505)	$(638,083)	(159,745)	$(3,074,459)
Small Cap Opportunities Fund Administrative Class
Sold	115,555	$1,798,367	204,033	$3,351,154
Issued as reinvestment of dividends	15,549	242,408	141,420	2,480,508
Redeemed	(117,137)	(1,805,533)	(292,309)	(4,855,655)
Net increase (decrease)	13,967	$235,242	53,144	$976,007
Small Cap Opportunities Fund Class R4
Sold	52,150	$766,755	196,508	$3,132,036
Issued as reinvestment of dividends	8,582	128,301	89,334	1,502,600
Redeemed	(70,431)	(1,039,551)	(258,800)	(4,219,191)
Net increase (decrease)	(9,699)	$(144,495)	27,042	$415,445
Small Cap Opportunities Fund Class A
Sold	131,462	$1,967,092	286,957	$4,805,462
Issued as reinvestment of dividends	23,762	357,851	310,701	5,263,274
Redeemed	(342,264)	(5,087,855)	(720,194)	(11,833,870)
Net increase (decrease)	(187,040)	$(2,762,912)	(122,536)	$(1,765,134)
Small Cap Opportunities Fund Class R3
Sold	74,268	$1,075,471	136,352	$2,130,193
Issued as reinvestment of dividends	4,197	61,858	56,530	937,828
Redeemed	(78,310)	(1,160,542)	(186,320)	(3,015,266)
Net increase (decrease)	155	$(23,213)	6,562	$52,755
Small Cap Opportunities Fund Class Y(b)
Sold	5,999	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	5,999	$100,000
Global Fund Class I
Sold	276,658	$2,888,401	848,523	$13,579,794
Issued as reinvestment of dividends	1,260,937	12,546,325	613,916	10,688,280
Redeemed	(1,140,342)	(12,257,987)	(1,470,123)	(22,515,968)
Net increase (decrease)	397,253	$3,176,739	(7,684)	$1,752,106
Global Fund Class R5
Sold	291,514	$3,066,958	418,509	$6,237,265
Issued as reinvestment of dividends	1,398,752	13,889,612	732,144	12,739,313
Redeemed	(835,414)	(8,681,974)	(2,366,211)	(37,889,643)
Net increase (decrease)	854,852	$8,274,596	(1,215,558)	$(18,913,065)
Global Fund Service Class
Sold	40,635	$425,872	137,949	$1,951,020
Issued as reinvestment of dividends	139,264	1,359,215	49,980	859,154
Redeemed	(201,794)	(2,004,403)	(84,470)	(1,159,810)
Net increase (decrease)	(21,895)	$(219,316)	103,459	$1,650,364
Global Fund Administrative Class
Sold	201,288	$2,097,743	259,119	$3,956,938
Issued as reinvestment of dividends	1,109,178	10,936,495	534,705	9,271,798
Redeemed	(566,505)	(5,700,987)	(1,207,946)	(18,496,842)
Net increase (decrease)	743,961	$7,333,251	(414,122)	$(5,268,106)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Global Fund Class R4
Sold	94,754	$922,049	128,917	$1,796,658
Issued as reinvestment of dividends	223,404	2,097,768	103,055	1,722,056
Redeemed	(152,006)	(1,476,872)	(266,655)	(3,921,471)
Net increase (decrease)	166,152	$1,542,945	(34,683)	$(402,757)
Global Fund Class A
Sold	27,972	$281,333	46,511	$665,076
Issued as reinvestment of dividends	227,397	2,178,460	119,045	2,022,576
Redeemed	(110,184)	(1,100,432)	(354,684)	(5,114,524)
Net increase (decrease)	145,185	$1,359,361	(189,128)	$(2,426,872)
Global Fund Class R3
Sold	62,970	$620,102	145,257	$2,028,145
Issued as reinvestment of dividends	198,231	1,873,279	88,708	1,492,945
Redeemed	(145,146)	(1,456,673)	(206,905)	(2,970,801)
Net increase (decrease)	116,055	$1,036,708	27,060	$550,289
International Equity Fund Class I
Sold	1,730,749	$14,049,653	3,627,614	$30,778,331
Issued as reinvestment of dividends	526,310	4,199,952	1,228,678	10,922,947
Redeemed	(1,361,162)	(10,779,401)	(4,482,020)	(39,403,116)
Net increase (decrease)	895,897	$7,470,204	374,272	$2,298,162
International Equity Fund Class R5
Sold	239,963	$1,915,215	190,346	$1,652,319
Issued as reinvestment of dividends	244,088	1,950,265	614,052	5,465,065
Redeemed	(384,266)	(3,071,144)	(1,516,465)	(13,795,210)
Net increase (decrease)	99,785	$794,336	(712,067)	$(6,677,826)
International Equity Fund Service Class
Sold	83,721	$668,730	23,291	$205,086
Issued as reinvestment of dividends	19,400	154,615	46,267	410,850
Redeemed	(31,377)	(230,348)	(46,201)	(406,675)
Net increase (decrease)	71,744	$592,997	23,357	$209,261
International Equity Fund Administrative Class
Sold	21,014	$165,217	78,185	$670,999
Issued as reinvestment of dividends	17,899	141,221	33,225	292,378
Redeemed	(54,799)	(422,846)	(33,577)	(301,432)
Net increase (decrease)	(15,886)	$(116,408)	77,833	$661,945
International Equity Fund Class R4
Sold	7,261	$54,089	5,923	$48,552
Issued as reinvestment of dividends	4,591	33,604	21,570	176,442
Redeemed	(34,810)	(264,363)	(94,644)	(799,568)
Net increase (decrease)	(22,958)	$(176,670)	(67,151)	$(574,574)
International Equity Fund Class A
Sold	84,645	$625,421	94,579	$772,548
Issued as reinvestment of dividends	73,155	543,543	177,714	1,476,804
Redeemed	(134,441)	(996,552)	(376,008)	(3,346,694)
Net increase (decrease)	23,359	$172,412	(103,715)	$(1,097,342)
International Equity Fund Class R3
Sold	30,461	$215,893	115,011	$909,339
Issued as reinvestment of dividends	18,110	130,573	35,930	290,312
Redeemed	(20,297)	(140,919)	(80,736)	(638,057)
Net increase (decrease)	28,274	$205,547	70,205	$561,594

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
International Equity Fund Class Y(b)
Sold	12,092	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	12,092	$100,000
Strategic Emerging Markets Fund Class I
Sold	1,002,976	$9,619,493	3,501,599	$37,016,801
Issued as reinvestment of dividends	49,063	454,812	1,756,354	21,234,316
Redeemed	(2,334,649)	(22,556,289)	(2,964,568)	(31,914,655)
Net increase (decrease)	(1,282,610)	$(12,481,984)	2,293,385	$26,336,462
Strategic Emerging Markets Fund Class R5
Sold	957	$9,392	49,571	$589,756
Issued as reinvestment of dividends	—	—	29,044	357,246
Redeemed	(869)	(7,566)	(230,169)	(2,136,989)
Net increase (decrease)	88	$1,826	(151,554)	$(1,189,987)
Strategic Emerging Markets Fund Service Class
Sold	16,984	$165,029	62,038	$687,884
Issued as reinvestment of dividends	249	2,309	26,092	315,974
Redeemed	(16,777)	(154,203)	(72,795)	(660,154)
Net increase (decrease)	456	$13,135	15,335	$343,704
Strategic Emerging Markets Fund Administrative Class
Sold	8,655	$81,822	24,125	$279,637
Issued as reinvestment of dividends	7	69	11,756	142,830
Redeemed	(5,091)	(46,386)	(75,597)	(885,854)
Net increase (decrease)	3,571	$35,505	(39,716)	$(463,387)
Strategic Emerging Markets Fund Class R4
Sold	2,364	$21,688	4,015	$40,960
Issued as reinvestment of dividends	—	—	4,781	57,377
Redeemed	(1,113)	(10,696)	(1,146)	(12,483)
Net increase (decrease)	1,251	$10,992	7,650	$85,854
Strategic Emerging Markets Fund Class A
Sold	556	$5,075	23,059	$251,192
Issued as reinvestment of dividends	—	—	6,386	77,403
Redeemed	(1,347)	(12,528)	(55,338)	(533,081)
Net increase (decrease)	(791)	$(7,453)	(25,893)	$(204,486)
Strategic Emerging Markets Fund Class R3
Sold	4,058	$36,958	32,520	$340,196
Issued as reinvestment of dividends	—	—	12,582	149,473
Redeemed	(8,751)	(80,499)	(53,655)	(500,353)
Net increase (decrease)	(4,693)	$(43,541)	(8,553)	$(10,684)

(a)	Commenced operations on December 13, 2021.

(b)	Commenced operations on February 1, 2023.

Notes to Financial Statements (Unaudited) (Continued)

Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.00%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor and/or ALPS Distributor (ALPS Distributor prior to May 1, 2023 and the Distributor on and after May 1, 2023 for the Short-Duration Bond Fund and High Yield Fund), as applicable. The Distributor and/or ALPS Distributor, as applicable, retained the following amounts during the period ended March 31, 2023.

Front-End Sales Charges Retained by Distributor
High Yield Fund	$945
International Equity Fund	368

Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more, or $250,000 or more, respectively, are subject to a contingent deferred sales charge of 1.00% and 0.50% of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 0.50% or 1.00% of the amount redeemed. The Distributor and/or ALPS Distributor (ALPS Distributor prior to May 1, 2023 and the Distributor on and after May 1, 2023 for the Short-Duration Bond Fund and High Yield Fund), as applicable, receives all contingent deferred sales charges. For the period ended March 31, 2023, no amounts have been retained by the Distributor or ALPS Distributor.

With respect to Class A, Class L, and Class C shares, the Distributor and ALPS Distributor (ALPS Distributor prior to May 1, 2023 and the Distributor on and after May 1, 2023 for the Short-Duration Bond Fund and High Yield Fund), as applicable, may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

6. Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
U.S. Government Money Market Fund	$200,054,351	$—	$—	$—
Short-Duration Bond Fund	330,918,140	1,693,000	(47,915,619)	(46,222,619)
Inflation-Protected and Income Fund	317,463,030	1,371,598	(13,576,762)	(12,205,164)
Core Bond Fund	956,324,836	3,520,427	(87,775,712)	(84,255,285)
Diversified Bond Fund	192,387,193	812,206	(23,379,366)	(22,567,160)
High Yield Fund	445,683,834	2,577,948	(43,713,528)	(41,135,580)
Balanced Fund	121,109,424	7,484,478	(7,217,455)	267,023
Disciplined Value Fund	71,311,714	7,463,914	(4,871,882)	2,592,032
Main Street Fund	65,121,396	10,085,863	(2,340,223)	7,745,640
Disciplined Growth Fund	155,287,383	17,019,794	(9,363,750)	7,656,044
Small Cap Opportunities Fund	281,784,812	54,506,792	(13,206,325)	41,300,467
Global Fund	136,511,912	87,695,451	(6,024,804)	81,670,647
International Equity Fund	137,045,216	13,517,834	(8,566,625)	4,951,209
Strategic Emerging Markets Fund	112,221,350	12,754,143	(5,939,876)	6,814,267

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2023, is the same for financial reporting and federal income tax purposes.

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2022, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$49,199,763	$41,158,444
Inflation-Protected and Income Fund	6,846,961	—
Diversified Bond Fund	5,436,055	4,716,603
High Yield Fund	7,608,905	33,726,295
Balanced Fund	232,692	777,617

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, post-October capital losses:

	Post-October Loss	Post-October Currency Loss
Core Bond Fund	$50,365,314	$—
Strategic Emerging Markets Fund	10,572,096	—

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, late year ordinary losses:

Amount
Global Fund	$189,342
Strategic Emerging Markets Fund	849,349

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2022, was as follows:

	Ordinary Income	Long Term Capital Gain
U.S. Government Money Market Fund	$837,585	$—
Short-Duration Bond Fund	30,089,567	—
Inflation-Protected and Income Fund	23,613,797	2,361,296
Core Bond Fund	24,656,188	16,653,803
Diversified Bond Fund	6,737,343	2,182,192
High Yield Fund	50,657,370	—
Balanced Fund	18,681,318	17,287,108
Disciplined Value Fund	15,760,578	46,424
Main Street Fund	4,247,162	20,444,959
Disciplined Growth Fund	26,973,675	69,943,442
Small Cap Opportunities Fund	6,448,984	26,737,612

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain
Global Fund	$—	$38,797,066
International Equity Fund	13,655,842	5,380,698
Strategic Emerging Markets Fund	2,721,355	19,628,043

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2022:

Amount
International Equity Fund	$212,246
Strategic Emerging Markets Fund	402,908

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2022, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
U.S. Government Money Market Fund	$—	$—	$(44,649)	$—	$(44,649)
Short-Duration Bond Fund	384,318	(90,358,207)	(50,505)	(83,703,669)	(173,728,063)
Inflation-Protected and Income Fund	8,522,311	(6,846,961)	(26,878)	(38,718,663)	(37,070,191)
Core Bond Fund	19,740,472	—	(50,497,376)	(119,960,027)	(150,716,931)
Diversified Bond Fund	4,225,369	(10,152,658)	(17,501)	(27,972,821)	(33,917,611)
High Yield Fund	212,718	(41,335,200)	(29,293)	(70,352,511)	(111,504,286)
Balanced Fund	1,332,769	(1,010,309)	(14,427)	(14,498,844)	(14,190,811)
Disciplined Value Fund	4,176,210	2,978,922	(22,076)	(6,417,190)	715,866
Main Street Fund	473,949	7,963,401	(13,832)	449,251	8,872,769
Disciplined Growth Fund	32,612	7,459,036	(27,563)	(13,606,257)	(6,142,172)
Small Cap Opportunities Fund	2,365,235	1,470,540	(21,599)	4,429,052	8,243,228
Global Fund	—	43,426,642	(221,084)	47,253,280	90,458,838
International Equity Fund	1,563,956	5,591,169	(51,863)	(22,171,244)	(15,067,982)
Strategic Emerging Markets Fund	—	—	(11,435,372)	(32,930,018)	(44,365,390)

The Funds did not have any unrecognized tax benefits at March 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit

The Trust (the “Borrower”) on behalf of the Short-Duration Bond Fund and High Yield Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $150,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.

For the period ended March 31, 2023, the Short-Duration Bond Fund and High Yield Fund did not utilize the Facility Amount. The commitment fees made by the Funds are recorded in the accompanying Statement of Operations as Commitment & Service Expenses.

8. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

10. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and,

Notes to Financial Statements (Unaudited) (Continued)

thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

12. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2023, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective May 1, 2023, MML Distributors, LLC replaced ALPS Distributors, Inc. as the distributor of the High Yield Fund and Short-Duration Bond Fund.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Monthly Reporting

The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at https://www.massmutual.com/funds.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 21, 2023, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Other Information (Unaudited) (Continued)

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2022, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a new subadvisory agreement with Thompson, Siegel & Walmsley LLC (“TSW”) for the International Equity Fund (the “New Subadvisory Agreement”) due to an expected change in control of TSW which would cause the prior subadvisory agreement with TSW to terminate. The Trustees considered, among other things, that the New Subadvisory Agreement would not result in any changes in the fees payable by the Fund or MML Advisers and that the services provided by TSW as well as the personnel providing such services would remain unchanged. The Trustees concluded that the New Subadvisory Agreement is in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.

Prior to the vote being taken to approve the New Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Subadvisory Agreement became effective on January 23, 2023.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2023

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2023:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2023.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.57%	$1,017.60	$2.87	$1,022.10	$2.87
Short-Duration Bond Fund
Class I	1,000	0.47%	1,018.10	2.36	1,022.60	2.37
Class R5	1,000	0.77%	1,016.80	3.87	1,021.10	3.88
Service Class	1,000	0.89%	1,015.00	4.47	1,020.50	4.48
Administrative Class	1,000	0.97%	1,015.70	4.87	1,020.10	4.89
Class R4	1,000	1.11%	1,015.00	5.58	1,019.40	5.59
Class A	1,000	1.23%	1,014.40	6.18	1,018.80	6.19
Class R3	1,000	1.38%	1,013.70	6.93	1,018.10	6.94
Class Y	1,000	0.46%	1,018.10	2.31	1,022.60	2.32
Class L	1,000	0.73%	1,016.80	3.67	1,021.30	3.68
Class C	1,000	0.98%	1,015.60	4.93	1,020.00	4.94

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.49%	$1,049.00	$2.50	$1,022.50	$2.47
Class R5	1,000	0.59%	1,048.90	3.01	1,022.00	2.97
Service Class	1,000	0.69%	1,048.90	3.52	1,021.50	3.48
Administrative Class	1,000	0.79%	1,047.00	4.03	1,021.00	3.98
Class R4	1,000	0.94%	1,047.70	4.80	1,020.20	4.73
Class A	1,000	1.04%	1,046.40	5.31	1,019.70	5.24
Class R3	1,000	1.19%	1,047.00	6.07	1,019.00	5.99
Class Y**	1,000	0.59%	1,012.90	0.94	1,021.90	2.97
Core Bond Fund
Class I	1,000	0.44%	1,042.30	2.24	1,022.70	2.22
Class R5	1,000	0.54%	1,042.00	2.75	1,022.20	2.72
Service Class	1,000	0.64%	1,041.30	3.26	1,021.70	3.23
Administrative Class	1,000	0.74%	1,040.40	3.76	1,021.20	3.73
Class R4	1,000	0.89%	1,040.70	4.53	1,020.50	4.48
Class A	1,000	0.99%	1,039.40	5.03	1,020.00	4.99
Class R3	1,000	1.14%	1,038.20	5.79	1,019.20	5.74
Class Y**	1,000	0.54%	981.80	0.85	1,022.20	2.72
Diversified Bond Fund
Class I	1,000	0.61%	1,041.60	3.10	1,021.90	3.07
Class R5	1,000	0.71%	1,040.80	3.61	1,021.40	3.58
Service Class	1,000	0.81%	1,038.80	4.12	1,020.90	4.08
Administrative Class	1,000	0.91%	1,039.10	4.63	1,020.40	4.58
Class R4	1,000	1.06%	1,039.60	5.39	1,019.60	5.34
Class A	1,000	1.16%	1,038.00	5.89	1,019.10	5.84
Class R3	1,000	1.31%	1,037.00	6.65	1,018.40	6.59
Class Y**	1,000	0.71%	977.10	1.12	1,021.40	3.58
High Yield Fund
Class I	1,000	0.67%	1,081.30	3.48	1,021.60	3.38
Class R5	1,000	0.77%	1,081.80	4.00	1,021.10	3.88
Service Class	1,000	0.87%	1,079.80	4.51	1,020.60	4.38
Administrative Class	1,000	0.97%	1,078.70	5.03	1,020.10	4.89
Class R4	1,000	1.11%	1,078.80	5.75	1,019.40	5.59
Class A	1,000	1.22%	1,078.90	6.32	1,018.80	6.14
Class R3	1,000	1.37%	1,077.40	7.10	1,018.10	6.89
Class Y	1,000	0.72%	1,082.30	3.74	1,021.30	3.63
Class C	1,000	1.67%	1,077.00	8.65	1,016.60	8.40
Balanced Fund
Class I	1,000	0.77%	1,115.20	4.06	1,021.10	3.88
Class R5	1,000	0.87%	1,115.00	4.59	1,020.60	4.38
Service Class	1,000	0.97%	1,115.20	5.12	1,020.10	4.89
Administrative Class	1,000	1.06%	1,114.20	5.59	1,019.60	5.34
Class R4	1,000	1.22%	1,113.80	6.43	1,018.80	6.14
Class A	1,000	1.32%	1,113.10	6.95	1,018.30	6.64
Class R3	1,000	1.47%	1,111.50	7.74	1,017.60	7.39
Class Y**	1,000	0.86%	996.20	1.36	1,020.60	4.33

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class I	$1,000	0.81%	$1,140.80	$4.32	$1,020.90	$4.08
Class R5	1,000	0.91%	1,139.80	4.85	1,020.40	4.58
Service Class	1,000	1.01%	1,138.60	5.39	1,019.90	5.09
Administrative Class	1,000	1.11%	1,138.50	5.92	1,019.40	5.59
Class R4	1,000	1.26%	1,138.40	6.72	1,018.60	6.34
Class A	1,000	1.36%	1,136.80	7.25	1,018.20	6.84
Class R3	1,000	1.51%	1,136.90	8.04	1,017.40	7.59
Class Y**	1,000	0.91%	960.80	1.42	1,020.40	4.58
Main Street Fund
Class I	1,000	0.90%	1,154.00	4.83	1,020.40	4.53
Class R5	1,000	1.00%	1,155.10	5.37	1,019.90	5.04
Service Class	1,000	1.10%	1,155.10	5.91	1,019.40	5.54
Administrative Class	1,000	1.20%	1,153.90	6.44	1,018.90	6.04
Class R4	1,000	1.35%	1,153.20	7.25	1,018.20	6.79
Class A	1,000	1.45%	1,152.30	7.78	1,017.70	7.29
Class R3	1,000	1.60%	1,152.00	8.58	1,017.00	8.05
Disciplined Growth Fund
Class I	1,000	0.63%	1,144.80	3.37	1,021.80	3.18
Class R5	1,000	0.73%	1,143.50	3.90	1,021.30	3.68
Service Class	1,000	0.83%	1,142.70	4.43	1,020.80	4.18
Administrative Class	1,000	0.93%	1,143.40	4.97	1,020.30	4.68
Class R4	1,000	1.08%	1,142.00	5.77	1,019.50	5.44
Class A	1,000	1.18%	1,141.00	6.30	1,019.00	5.94
Class R3	1,000	1.33%	1,140.50	7.10	1,018.30	6.69
Class Y**	1,000	0.73%	1,034.20	1.18	1,021.30	3.68
Small Cap Opportunities Fund
Class I	1,000	0.67%	1,124.30	3.55	1,021.60	3.38
Class R5	1,000	0.77%	1,124.30	4.08	1,021.10	3.88
Service Class	1,000	0.87%	1,123.70	4.61	1,020.60	4.38
Administrative Class	1,000	0.97%	1,123.80	5.14	1,020.10	4.89
Class R4	1,000	1.12%	1,122.30	5.93	1,019.30	5.64
Class A	1,000	1.22%	1,121.60	6.45	1,018.80	6.14
Class R3	1,000	1.37%	1,120.90	7.24	1,018.10	6.89
Class Y**	1,000	0.77%	941.80	1.19	1,021.10	3.88
Global Fund
Class I	1,000	0.92%	1,253.00	5.17	1,020.30	4.63
Class R5	1,000	1.02%	1,252.30	5.73	1,019.80	5.14
Service Class	1,000	1.12%	1,252.00	6.29	1,019.30	5.64
Administrative Class	1,000	1.22%	1,251.80	6.85	1,018.80	6.14
Class R4	1,000	1.37%	1,249.50	7.68	1,018.10	6.89
Class A	1,000	1.47%	1,249.40	8.24	1,017.60	7.39
Class R3	1,000	1.62%	1,247.90	9.08	1,016.90	8.15
International Equity Fund
Class I	1,000	1.05%	1,219.10	5.81	1,019.70	5.29
Class R5	1,000	1.15%	1,217.80	6.36	1,019.20	5.79
Service Class	1,000	1.25%	1,217.10	6.91	1,018.70	6.29
Administrative Class	1,000	1.35%	1,217.00	7.46	1,018.20	6.79
Class R4	1,000	1.50%	1,214.00	8.28	1,017.50	7.54
Class A	1,000	1.60%	1,214.70	8.83	1,017.00	8.05
Class R3	1,000	1.75%	1,214.00	9.66	1,016.20	8.80
Class Y**	1,000	1.15%	995.20	1.82	1,019.20	5.79

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Emerging Markets Fund
Class I	$1,000	1.15%	$1,223.90	$6.38	$1,019.20	$5.79
Class R5	1,000	1.25%	1,224.00	6.93	1,018.70	6.29
Service Class	1,000	1.35%	1,220.80	7.47	1,018.20	6.79
Administrative Class	1,000	1.45%	1,221.20	8.03	1,017.70	7.29
Class R4	1,000	1.60%	1,220.20	8.86	1,017.00	8.05
Class A	1,000	1.70%	1,220.70	9.41	1,016.50	8.55
Class R3	1,000	1.85%	1,219.50	10.24	1,015.70	9.30

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

**

Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the share class on February 1, 2023 through March 31, 2023, multiplied by 58 days in the inception period divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2023 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202405-305457

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Report to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/24/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/24/2023

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2023